UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: January 31, 2008

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Annual Report

January 31, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (Columbia Management Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	10
Global Bond Portfolio (Goldman Sachs Asset Management International)	31
High-Yield Bond Portfolio (AIG SunAmerica Asset Management Corp.)	41
Worldwide High Income Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	54
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	67
MFS Total Return Portfolio (Massachusetts Financial Services Company)	82
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	95
Equity Index Portfolio (FAF Advisors, Inc.)	99
Growth-Income Portfolio (AllianceBernstein L.P.)	109
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	112
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	122
“Dogs” of Wall Street Portfolio (AIG SunAmerica Asset Management Corp.)	125
Alliance Growth Portfolio (AllianceBernstein L.P.)	127
Capital Growth Portfolio (OppenheimerFunds, Inc.)	130
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	133
Fundamental Growth Portfolio (Wells Capital Management, Inc.)	136
Blue Chip Growth Portfolio (AIG SunAmerica Asset Management Corp.)	139
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	142
Small Company Value Portfolio (Franklin Advisory Services, LLC)	144
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	148
Aggressive Growth Portfolio (AIG SunAmerica Asset Management Corp.)	151
Growth Opportunities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	154
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	158
Technology Portfolio (Columbia Management Advisors, LLC)	160
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	163
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	167
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	171
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	176
Emerging Markets Portfolio (Putnam Investment Management, LLC)	190
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	194
Statement of Assets and Liabilities	198
Statement of Operations	210
Statement of Changes in Net Assets	216
Notes to Financial Statements	227
Financial Highlights	260
Report of Independent Public Accounting Firm	279
Approval of Advisory Agreements	280
Trustee and Officer Information	288
Shareholder Tax Information	291
Comparisons: Portfolio vs. Indexes	294

Dear SunAmerica Series Trust Investor:

We are pleased to present the annual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2008. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

March 6, 2008

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE	January 31, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2007 and held until January 31, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2008” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2008” column and the “Expense Ratio as of January 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2008” column and the “Expense Ratio as of January 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2007	2008	2008*	2007	2008	2008*	2008*

Cash Management
Class 1	$1,000.00	$1,018.88	$2.70	$1,000.00	$1,022.53	$2.70	0.53%
Class 2	$1,000.00	$1,018.33	$3.46	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$1,017.39	$3.97	$1,000.00	$1,021.27	$3.97	0.78%
Corporate Bond
Class 1	$1,000.00	$1,054.76	$3.06	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,054.21	$3.83	$1,000.00	$1,021.48	$3.77	0.74%
Class 3	$1,000.00	$1,054.22	$4.40	$1,000.00	$1,020.92	$4.33	0.85%
Global Bond
Class 1	$1,000.00	$1,135.24	$4.36	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,134.27	$5.16	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,134.63	$5.76	$1,000.00	$1,019.81	$5.45	1.07%
High-Yield Bond
Class 1	$1,000.00	$992.10	$3.67	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$991.99	$4.42	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$991.06	$4.97	$1,000.00	$1,020.21	$5.04	0.99%
Worldwide High Income
Class 1	$1,000.00	$1,042.66	$4.99	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,041.34	$5.76	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,040.53	$6.27	$1,000.00	$1,019.06	$6.21	1.22%
Balanced @
Class 1	$1,000.00	$983.31	$4.00	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$982.59	$4.80	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$982.36	$5.25	$1,000.00	$1,019.91	$5.35	1.05%
MFS Total Return @
Class 1	$1,000.00	$986.36	$3.60	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$985.52	$4.35	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$984.94	$4.85	$1,000.00	$1,020.32	$4.94	0.97%
Telecom Utility @
Class 1	$1,000.00	$1,028.26	$5.47	$1,000.00	$1,019.81	$5.45	1.07%
Class 2	$1,000.00	$1,028.00	$6.29	$1,000.00	$1,019.00	$6.26	1.23%
Class 3	$1,000.00	$1,027.35	$7.15	$1,000.00	$1,018.15	$7.12	1.40%
Equity Index #
Class 1	$1,000.00	$953.60	$2.71	$1,000.00	$1,022.43	$2.80	0.55%
Growth-Income @
Class 1	$1,000.00	$965.22	$3.17	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$964.28	$3.91	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$963.77	$4.41	$1,000.00	$1,020.72	$4.53	0.89%
Equity Opportunities
Class 1	$1,000.00	$933.82	$4.63	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$932.86	$5.36	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$933.02	$5.85	$1,000.00	$1,019.16	$6.11	1.20%
Davis Venture Value @
Class 1	$1,000.00	$975.25	$3.83	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$974.52	$4.58	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$973.96	$5.07	$1,000.00	$1,020.06	$5.19	1.02%
“Dogs” of Wall Street @
Class 1	$1,000.00	$991.71	$3.77	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$992.13	$4.52	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$991.16	$5.02	$1,000.00	$1,020.16	$5.09	1.00%
Alliance Growth @
Class 1	$1,000.00	$965.64	$3.37	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$965.12	$4.11	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$964.59	$4.61	$1,000.00	$1,020.52	$4.74	0.93%
Capital Growth
Class 1	$1,000.00	$956.23	$5.13	$1,000.00	$1,019.96	$5.30	1.04%
Class 2	$1,000.00	$955.88	$5.87	$1,000.00	$1,019.21	$6.06	1.19%
Class 3	$1,000.00	$955.05	$6.85	$1,000.00	$1,018.20	$7.07	1.39%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2007	2008	2008*	2007	2008	2008*	2008*

MFS Massachusetts Investors Trust @
Class 1	$1,000.00	$993.30	$3.92	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$992.04	$4.67	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$991.90	$5.22	$1,000.00	$1,019.96	$5.30	1.04%
Fundamental Growth #@
Class 1	$1,000.00	$981.83	$4.95	$1,000.00	$1,020.21	$5.04	0.99%
Class 2	$1,000.00	$981.18	$5.69	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$981.11	$6.14	$1,000.00	$1,019.00	$6.26	1.23%
Blue Chip Growth #@
Class 1	$1,000.00	$978.83	$4.24	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$978.95	$4.99	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$979.47	$5.49	$1,000.00	$1,019.66	$5.60	1.10%
Real Estate
Class 1	$1,000.00	$947.53	$4.32	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$946.78	$5.01	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$946.72	$5.59	$1,000.00	$1,019.46	$5.80	1.14%
Small Company Value #
Class 1	$1,000.00	$893.00	$5.53	$1,000.00	$1,019.36	$5.90	1.16%
Class 3	$1,000.00	$892.52	$6.92	$1,000.00	$1,017.90	$7.38	1.45%
Mid-Cap Growth @
Class 1	$1,000.00	$961.23	$4.45	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$959.73	$5.19	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$958.78	$5.68	$1,000.00	$1,019.41	$5.85	1.15%
Aggressive Growth @
Class 1	$1,000.00	$877.35	$3.83	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$877.02	$4.54	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$875.75	$5.01	$1,000.00	$1,019.86	$5.40	1.06%
Growth Opportunities
Class 1	$1,000.00	$991.24	$4.57	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$991.15	$5.32	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$989.63	$5.87	$1,000.00	$1,019.31	$5.96	1.17%
Marsico Focused Growth @
Class 1	$1,000.00	$1,016.40	$4.93	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,015.21	$5.69	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,014.65	$6.20	$1,000.00	$1,019.06	$6.21	1.22%
Technology #@
Class 1	$1,000.00	$918.92	$5.85	$1,000.00	$1,019.11	$6.16	1.21%
Class 2	$1,000.00	$918.09	$6.58	$1,000.00	$1,018.35	$6.92	1.36%
Class 3	$1,000.00	$917.81	$7.11	$1,000.00	$1,017.80	$7.48	1.47%
Small & Mid Cap Value
Class 2	$1,000.00	$919.83	$5.61	$1,000.00	$1,019.36	$5.90	1.16%
Class 3	$1,000.00	$918.84	$6.09	$1,000.00	$1,018.85	$6.41	1.26%
International Growth and Income @
Class 1	$1,000.00	$883.77	$4.89	$1,000.00	$1,020.01	$5.24	1.03%
Class 2	$1,000.00	$883.22	$5.60	$1,000.00	$1,019.26	$6.01	1.18%
Class 3	$1,000.00	$882.96	$6.12	$1,000.00	$1,018.70	$6.56	1.29%
Global Equities
Class 1	$1,000.00	$928.74	$4.62	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$927.90	$5.35	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$927.52	$5.83	$1,000.00	$1,019.16	$6.11	1.20%
International Diversified Equities
Class 1	$1,000.00	$949.99	$4.82	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$949.39	$5.06	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$948.60	$6.14	$1,000.00	$1,018.90	$6.36	1.25%
Emerging Markets @
Class 1	$1,000.00	$986.35	$6.86	$1,000.00	$1,018.30	$6.97	1.37%
Class 2	$1,000.00	$985.18	$7.61	$1,000.00	$1,017.54	$7.73	1.52%
Class 3	$1,000.00	$984.49	$8.20	$1,000.00	$1,016.94	$8.34	1.64%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2007	2008	2008*	2007	2008	2008*	2008*

Foreign Value @
Class 2	$1,000.00	$958.78	$5.28	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$958.00	$5.77	$1,000.00	$1,019.31	$5.96	1.17%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2008” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2008” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2007	2008	2008*	2007	2008	2008*	2008*

Balanced
Class 1	$1,000.00	$983.31	$3.95	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$982.59	$4.70	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$982.36	$5.20	$1,000.00	$1,019.96	$5.30	1.04%
MFS Total Return
Class 1	$1,000.00	$986.36	$3.50	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$985.52	$4.25	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$984.94	$4.85	$1,000.00	$1,020.32	$4.94	0.97%
Telecom Utility
Class 1	$1,000.00	$1,028.26	$5.42	$1,000.00	$1,019.86	$5.40	1.06%
Class 2	$1,000.00	$1,028.00	$6.24	$1,000.00	$1,019.06	$6.21	1.22%
Class 3	$1,000.00	$1,027.35	$7.00	$1,000.00	$1,018.30	$6.97	1.37%
Growth-Income
Class 1	$1,000.00	$965.22	$3.17	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$964.28	$3.91	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$963.77	$4.36	$1,000.00	$1,020.77	$4.48	0.88%
Davis Venture Value
Class 1	$1,000.00	$975.25	$3.83	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$974.52	$4.58	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$973.96	$5.07	$1,000.00	$1,020.06	$5.19	1.02%
“Dogs” of Wall Street
Class 1	$1,000.00	$991.71	$3.71	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$992.13	$4.52	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$991.16	$4.97	$1,000.00	$1,020.21	$5.04	0.99%
Alliance Growth
Class 1	$1,000.00	$965.64	$3.32	$1,000.00	$1,021.83	$3.41	0.67%
Class 2	$1,000.00	$965.12	$4.06	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$964.59	$4.56	$1,000.00	$1,020.57	$4.69	0.92%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$993.30	$3.87	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$992.04	$4.67	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$991.90	$5.17	$1,000.00	$1,020.01	$5.24	1.03%
Fundamental Growth
Class 1	$1,000.00	$981.83	$4.80	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$981.18	$5.49	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$981.11	$5.94	$1,000.00	$1,019.21	$6.06	1.19%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2007	2008	2008*	2007	2008	2008*	2008*

Blue Chip Growth
Class 1	$1,000.00	$978.83	$4.19	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$978.95	$4.94	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$979.47	$5.44	$1,000.00	$1,019.71	$5.55	1.09%
Mid-Cap Growth
Class 1	$1,000.00	$961.23	$4.40	$1,000.00	$1,020.72	$4.53	0.89%
Class 2	$1,000.00	$959.73	$5.14	$1,000.00	$1,019.96	$5.30	1.04%
Class 3	$1,000.00	$958.78	$5.58	$1,000.00	$1,019.51	$5.75	1.13%
Aggressive Growth
Class 1	$1,000.00	$877.35	$3.50	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$877.02	$4.21	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$875.75	$4.68	$1,000.00	$1,020.21	$5.04	0.99%
Marsico Focused Growth
Class 1	$1,000.00	$1,016.40	$4.93	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,015.21	$5.69	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,014.65	$6.20	$1,000.00	$1,019.06	$6.21	1.22%
Technology
Class 1	$1,000.00	$918.92	$5.80	$1,000.00	$1,019.16	$6.11	1.20%
Class 2	$1,000.00	$918.09	$6.53	$1,000.00	$1,018.40	$6.87	1.35%
Class 3	$1,000.00	$917.81	$7.06	$1,000.00	$1,017.85	$7.43	1.46%
International Growth and Income
Class 1	$1,000.00	$883.77	$4.84	$1,000.00	$1,020.06	$5.19	1.02%
Class 2	$1,000.00	$883.22	$5.60	$1,000.00	$1,019.26	$6.01	1.18%
Class 3	$1,000.00	$882.96	$6.07	$1,000.00	$1,018.75	$6.51	1.28%
Emerging Markets
Class 1	$1,000.00	$986.35	$6.76	$1,000.00	$1,018.40	$6.87	1.35%
Class 2	$1,000.00	$985.18	$7.51	$1,000.00	$1,017.64	$7.63	1.50%
Class 3	$1,000.00	$984.49	$8.15	$1,000.00	$1,016.99	$8.29	1.63%
Foreign Value
Class 2	$1,000.00	$958.78	$5.28	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$958.00	$5.77	$1,000.00	$1,019.31	$5.96	1.17%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Asset Backed/Multi-Asset	21.4%
Asset Backed/Securities	21.3
US Agency	15.2
Asset Backed/Trade & Term Receivable	13.2
Asset Backed/Auto	8.3
Asset Backed/Structured Investment	4.7
Asset Backed/Collateralized Debt/Loan Obligation	3.8
Banks-Domestic	3.3
Finance	2.9
Municipal	2.3
Finance Sector-Misc	2.2
Asset Backed/Mortgages	1.1
Investment Banker/Broker	0.5

100.2%

Credit Quality#†

A-1+	57.3%
AAA	2.9
A-1	33.3
A+	0.5
AA-	3.4
Not rated@	2.6

100.0

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 38.8 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.2%
Asset-Backed Commercial Paper — 69.1%
Amstel Funding Corp 3.30% due 04/17/08*	$15,000,000	$14,888,100
Amstel Funding Corp 3.33% due 05/02/08*	15,000,000	14,866,350
Amstel Funding Corp 3.40% due 04/02/08*	1,346,000	1,337,911
Atlantis One Funding Corp. 3.10% due 02/01/08*	25,000,000	25,000,000
CAFCO LLC 3.30% due 04/28/08*	15,000,000	14,872,050
Chariot Funding LLC 3.15% due 02/01/08*	20,000,000	20,000,000
Chariot Funding LLC 5.10% due 02/19/08*	11,000,000	10,971,950
Charta LLC 4.30% due 02/08/08*	5,376,000	5,371,505
Ciesco LLC 4.98% due 02/11/08*	21,000,000	20,970,950
Clipper Receivables Co. LLC 3.42% due 03/14/08*	15,000,000	14,940,150
Concord Minutemen Capital Co. 3.45% due 04/17/08*	15,000,000	14,887,050
Concord Minutemen Capital Co. 3.50% due 04/01/08*	8,750,000	8,697,850
CRC Funding LLC 4.25% due 03/17/08*	15,000,000	14,920,313
Crown Point Capital Co. 3.50% due 04/01/08*	8,750,000	8,697,850
Crown Point Capital Co. 4.45% due 04/10/08*	15,000,000	14,897,400
FCAR Owner Trust 4.65% due 04/15/08*	5,000,000	4,963,650
FCAR Owner Trust 5.12% due 02/15/08*	20,000,000	19,960,177
Galaxy Funding Inc 4.58% due 04/09/08*	12,000,000	11,919,720
Grampian Funding, Ltd. 3.30% due 03/31/08*	10,000,000	9,945,917
Grampian Funding, Ltd. 3.40% due 03/17/08*	5,194,000	5,171,926
Grampian Funding, Ltd. 4.60% due 03/31/08*	12,000,000	11,909,533
Lake Constance Funding LLC 4.85% due 04/10/08*	7,000,000	6,952,470
Lake Constance Funding LLC 5.10% due 02/05/08*	15,000,000	14,991,500
Lexington Parker Capital Corp. 3.45% due 04/11/08*	4,000,000	3,972,240
Lexington Parker Capital Corp. 4.05% due 04/22/08*	5,000,000	4,959,900
Lexington Parker Capital Corp. 5.20% due 02/20/08*	20,000,000	19,945,111
Monument Gardens Funding LLC 4.60% due 04/18/08*	5,000,000	4,961,850
New Center Asset Trust 3.43% due 05/02/08*	15,000,000	14,866,350
New Center Asset Trust 4.05% due 04/25/08*	15,000,000	14,876,400
Park Avenue Receivables Corp. 4.30% due 02/06/08*	15,000,000	14,991,042
Solitaire Funding LLC 3.35% due 04/23/08*	15,000,000	14,879,250
Surrey Funding Corp. 3.40% due 04/25/08*	29,000,000	28,760,460
Versailles CDS LLC 4.95% due 02/04/08*	15,000,000	14,993,812
Victory Receivables Corp. 3.50% due 02/27/08*	20,000,000	19,949,444

Total Asset-Backed Commercial Paper (cost $448,230,877)		448,290,181

Certificates of Deposit — 0.3%
Florabama Properties LLC (LOC-South Trust Bank) Series 2002 3.69% due 02/01/08(3)	2,180,000	2,180,000
Commercial Paper — 5.1%
Citigroup Funding, Inc. 4.89% due 02/14/08	15,000,000	14,973,512
General Electric Capital Corp. 4.58% due 02/19/08	19,000,000	18,956,490

Total Commercial Paper (cost $33,930,003)		33,930,002
Corporate Notes — 8.2%
Asscher Finance Corp. Notes 5.50% due 07/16/08*(7)	4,412,000	4,413,147
Cullinan Finance Corp. Notes 4.32% due 03/25/08*(1)(7)	15,000,000	14,999,352
Issuer Entity LLC 3.05% due 02/06/08*(1)(2)(3)(8)	8,393,823	7,363,062
JPMorgan Chase & Co. Notes 4.35% due 02/11/08(1)	20,000,000	19,992,800
Merrill Lynch & Co., Inc. Senior Notes 4.13% due 01/29/08(1)	3,250,000	3,203,233
SIV Portfolio LLC Notes 4.83% due 10/25/08*(1)(2)(3)(4)(7)(9)	5,500,000	4,647,500
SIV Portfolio LLC Notes 4.82% due 01/25/09*(1)(2)(3)(4)(7)(9)	8,000,000	6,760,000

Total Corporate Notes (cost $64,555,176)		61,379,094
Sovereign Agency — 15.2%
Federal Home Loan Bank Discount Notes 1.85% due 02/01/08	100,229,000	100,229,000

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)

U.S. Municipal Bonds & Notes — 2.3%
Texas State Veterans Housing (LOC — Dexia Credit Local) 3.27% due 02/06/08(5)	$5,220,000	$5,220,000
Texas State Veterans Housing Class B-2 3.30% due 02/06/08(5)	10,000,000	10,000,000

Total U.S. Municipal Bonds & Notes (cost $15,220,000)		15,220,000

TOTAL INVESTMENTS (cost $664,345,056)(6)	100.2%	661,228,277
Liabilities in excess of other assets	(0.2)	(1,386,970)

NET ASSETS	100.0%	$659,841,307

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $486,473,242 representing 73.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(2)	Illiquid security
(3)	Fair valued security; see Note 2
(4)	Security in default
(5)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects next reset date.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(8)	The secured liquidity notes (“SLNs”) issued by Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes mature on October 30, 2008 and pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(9)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, plc (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by SIV Portfolio LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. According to additional public reports, as of March 13, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Portfolio.
LOC — Letter of Credit

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.1%
Time Deposits	5.8
Finance-Investment Banker/Broker	4.9
Electric-Integrated	4.6
Telephone-Integrated	2.9
Oil Companies-Exploration & Production	2.8
Banks-Commercial	2.7
Federal Home Loan Mtg. Corp.	2.7
Federal National Mtg. Assoc.	2.6
Cellular Telecom	2.5
Cable TV	2.3
Banks-Super Regional	2.1
Special Purpose Entities	2.1
Medical-Drugs	2.1
Pipelines	1.9
Aerospace/Defense	1.6
Oil Companies-Integrated	1.5
Telecom Services	1.5
Investment Management/Advisor Services	1.5
Multimedia	1.4
Retail-Discount	1.2
Auto-Cars/Light Trucks	1.2
Sovereign	1.2
Diversified Financial Services	1.1
Finance-Consumer Loans	1.1
Advertising Services	1.1
Finance-Auto Loans	1.0
Real Estate Investment Trusts	1.0
Non-Hazardous Waste Disposal	1.0
Transport-Rail	0.9
Paper & Related Products	0.9
Food-Misc.	0.9
Insurance-Life/Health	0.8
Computers	0.8
Beverages-Non-alcoholic	0.8
Finance-Credit Card	0.8
Diversified Manufacturing Operations	0.8
Telecommunication Equipment	0.8
Medical-Biomedical/Gene	0.7
Savings & Loans/Thrifts	0.7
Casino Hotels	0.6
Electric-Generation	0.6
Medical-Hospitals	0.6
Insurance-Multi-line	0.6
Insurance-Reinsurance	0.6
Chemicals-Diversified	0.6
Gas-Distribution	0.6
Brewery	0.6
Broadcast Services/Program	0.6
Networking Products	0.5
Electric-Distribution	0.5
Consumer Products-Misc.	0.5
Enterprise Software/Service	0.5
Non-Ferrous Metals	0.5
Precious Metals	0.5
Insurance-Mutual	0.5
Schools	0.5
Rental Auto/Equipment	0.5
Data Processing/Management	0.5
Medical Instruments	0.4
Chemicals-Specialty	0.4
Computer Services	0.4
Satellite Telecom	0.4
Finance-Other Services	0.4
Insurance-Property/Casualty	0.4
Publishing-Periodicals	0.4
Medical Products	0.4
Diversified Operations	0.3
Airlines	0.3
Metal-Diversified	0.3
Retail-Drug Store	0.3
Mining	0.3
Diversified Minerals	0.3
Instruments-Controls	0.3
Medical-HMO	0.3
Containers-Metal/Glass	0.3
Distribution/Wholesale	0.3
Television	0.3
Finance-Commercial	0.3
Forestry	0.3
Investment Companies	0.3
Electronics-Military	0.2
Agricultural Chemicals	0.2
Retail-Petroleum Products	0.2
Oil Refining & Marketing	0.2
Racetracks	0.2
Independent Power Producers	0.2
Commercial Services	0.2
Metal-Aluminum	0.2
Casino Services	0.2
Containers-Paper/Plastic	0.2
Health Care Cost Containment	0.2
Optical Supplies	0.2
Gambling (Non-Hotel)	0.2
Wire & Cable Products	0.2
Applications Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Banks-Special Purpose	0.1
Electronic Connectors	0.1
Direct Marketing	0.1
Food-Dairy Products	0.1
Building & Construction Products-Misc.	0.1
Advertising Sales	0.1
Engines-Internal Combustion	0.1
Banks-Fiduciary	0.1
Medical-Outpatient/Home Medical	0.1
Food-Meat Products	0.1
Hotels/Motels	0.1
Real Estate Operations & Development	0.1
Retail-Convenience Store	0.1
Beverages-Wine/Spirits	0.1
Transport-Services	0.1
Retail-Automobile	0.1
Commercial Services-Finance	0.1
Theaters	0.1
Computers-Memory Devices	0.1
Poultry	0.1
Fisheries	0.1
Home Furnishings	0.1
Steel Pipe & Tube	0.1
Tobacco	0.1
Vitamins & Nutrition Products	0.1
E-Commerce/Products	0.1
Seismic Data Collection	0.1

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Electronic Components-Semiconductors	0.1%
Intimate Apparel	0.1
Pharmacy Services	0.1
Oil-Field Services	0.1
Appliances	0.1
Rubber-Tires	0.1
Retail-Regional Department Stores	0.1
Recycling	0.1
Machinery-Electrical	0.1
Oil Field Machinery & Equipment	0.1
Quarrying	0.1
Miscellaneous Manufacturing	0.1
Computers-Integrated Systems	0.1
Transactional Software	0.1
Aerospace/Defense-Equipment	0.1
Resorts/Theme Parks	0.1

99.7%

Credit Quality+#

Government-Agency	5.6%
Government-Treasury	6.5
AAA	3.2
AA	9.0
A	25.2
BBB	31.4
BB	5.7
B	9.4
CCC	3.3
Not Rated@	0.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$55,124	$46,856
SMFC Trust Series 1997-A, Class B1-4 7.61% due 01/28/27*(1)(2)(3)	5,893	3,830

		50,686

Total Asset Backed Securities (cost $60,607)		50,686

CORPORATE BONDS & NOTES — 68.2%
Advertising Sales — 0.1%
Lamar Media Corp Senior Notes 6.63% due 08/15/15	150,000	142,125
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	375,000	370,312
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	400,000	379,000
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	175,000	165,813

		1,057,250

Advertising Services — 1.1%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	6,590,000	6,979,983
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13	350,000	294,000
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13	575,000	483,000
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	325,000	278,688
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	675,000	572,062
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	600,000	516,000

		9,123,733

Aerospace/Defense — 1.6%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	775,000	747,875
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,041,643
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,233,160
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,327,300
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	7,082,492
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	850,000	854,250

		13,286,720

Aerospace/Defense-Equipment — 0.1%
DRS Technologies, Inc. Company Guar. Notes 6.63% due 02/01/16	450,000	439,875

Agricultural Chemicals — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	475,000	466,688
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	100,000	108,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	567,000

		1,141,688

Agricultural Operations — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	450,000	247,500

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,402,052
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,296,721

		2,698,773

Appliances — 0.1%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	600,000	558,000

Applications Software — 0.2%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	575,000	553,438
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	750,000	793,125

		1,346,563

Auto-Cars/Light Trucks — 1.2%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	5,084,990
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,752,765
Ford Motor Co. Notes 7.45% due 07/16/31	650,000	479,375
General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	915,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

General Motors Corp. Debentures 7.40% due 09/01/25	$1,475,000	$1,084,125
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,000,000	812,500
General Motors Corp. Notes 9.45% due 11/01/11	250,000	230,625

		10,359,380

Auto/Truck Parts & Equipment-Original — 0.2%
Stanadyne Corp. Senior Sub. Notes 10.00% due 08/15/14	275,000	247,500
Stanadyne Holdings, Inc. Senior Notes 12.00% due 02/15/15(4)	175,000	120,750
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	400,000	386,000
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	600,000	558,000

		1,312,250

Banks-Commercial — 2.4%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	1,209,393
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,084,411
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(5)	2,235,000	2,088,692
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,530,740
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,574,337
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,689,338
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	768,907
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,694,738
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,941,546
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,309,831
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,405,521

		20,297,454

Banks-Fiduciary — 0.1%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	1,004,585

Banks-Super Regional — 2.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	538,993
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	5,132,170
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,354,775
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,817,720
Wachovia Corp Notes 5.75% due 02/01/18	3,520,000	3,527,931
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,315,680

		17,687,269

Beverages-Non-alcoholic — 0.8%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,865,512
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	550,000	497,750
PepsiCo, Inc. Notes 4.65% due 02/15/13	2,675,000	2,777,030

		7,140,292

Beverages-Wine/Spirits — 0.1%
Constellation Brands Inc Company Guar. Notes 7.25% due 05/15/17	425,000	403,750
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	425,000	437,750

		841,500

Brewery — 0.3%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	2,290,000	2,387,440

Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	625,000	609,375
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	175,000	136,500
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(4)	125,000	70,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)

Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13	$325,000	$256,750

		1,072,625

Building & Construction-Misc. — 0.0%
Esco Corp. Senior Notes 5.63% due 12/15/13*	325,000	310,375
Esco Corp. Senior Notes 8.87% due 12/15/13*(5)	100,000	90,000

		400,375

Building Products-Air & Heating — 0.0%
Goodman Global Holdings, Inc. Senior Sub. Notes 7.88% due 12/15/12	300,000	324,480
Goodman Global Holdings, Inc. Senior Notes 7.99% due 06/15/12(5)	90,000	90,900

		415,380

Cable TV — 2.0%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	950,000	900,125
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	6,250,000	6,764,519
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	1,000,000	1,035,539
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	519,709
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	3,360,000	3,354,187
COX Communications, Inc. Notes 7.13% due 10/01/12	750,000	811,844
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	325,000	330,687
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	100,000	101,750
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	350,000	329,000
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	524,000	541,685
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	875,000	854,219
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	1,450,000	1,451,282

		16,994,546

Casino Hotels — 0.6%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	2,850,000	2,579,250
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	375,000	360,000
Motor Gaming Group, Inc. Company Guar. Notes 9.75% due 04/01/10	375,000	369,375
MTR Gaming Group, Inc. Company Guar. Notes 9.00% due 06/01/12	200,000	172,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	350,000	332,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.49% due 03/15/14*(5)	275,000	247,500
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16	325,000	286,406
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,125,000	1,084,219

		5,431,250

Casino Services — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	525,000	393,750
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14	625,000	245,312
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	600,000	558,000
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*	75,000	76,594
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	323,375

		1,597,031

Cellular Telecom — 1.7%
Alltel Communications, Inc. Senior Notes 10.38% due 12/01/17*	450,000	392,625
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	225,000	225,562
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(5)	200,000	190,500
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	475,000	446,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)

Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	$1,000,000	$1,070,203
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,200,182
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	5,963,003
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	925,000	851,000
US Unwired, Inc. Company Guar. Notes 10.00% due 06/15/12	325,000	341,547
Vodafone Group PLC 5.35% due 02/27/12	2,480,000	2,542,848

		14,223,970

Chemicals-Diversified — 0.6%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,130,000	3,238,927
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,438,986
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	221,126
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	71,761

		4,970,800

Chemicals-Specialty — 0.4%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	2,440,000	2,394,858
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	475,000	432,250
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	925,000	938,875

		3,765,983

Commercial Services — 0.2%
ARAMARK Corp. Company Guar. Notes 6.74% due 02/01/15(5)	450,000	402,750
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	750,000	746,250
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	300,000	262,500
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	350,000	294,000

		1,705,500

Commercial Services-Finance — 0.1%
Deluxe Corp. Senior Notes Series B 5.13% due 10/01/14	275,000	236,500
Deluxe Corp. Senior Notes 7.38% due 06/01/15	300,000	294,750
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	325,000	300,625

		831,875

Computer Services — 0.4%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	425,000	360,188
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	500,000	498,750
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	456,750
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,475,000	1,475,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	550,000	554,372

		3,345,060

Computers — 0.8%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,088,156
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	1,875,000	1,924,961
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	3,000,000	3,151,491
International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	996,665

		7,161,273

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	550,000	464,063

Consumer Products-Misc. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	600,000	549,000
American Greetings Corp. Senior Notes 7.38% due 06/01/16	425,000	420,750
Claires Stores, Inc. Company Guar. Notes 10.50% due 06/01/17*	625,000	287,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)

Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	$850,000	$726,750
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	1,775,000	1,717,312
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	759,000

		4,460,312

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	625,000	615,625
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	175,000	176,313
Crown Americas LLC Senior Notes 7.75% due 11/15/15	950,000	966,625
Owens Brockway Glass Container, Inc. Company Guar. Notes 6.75% due 12/01/14	150,000	148,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	500,000	517,500
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(6)(7)(15)(16)	13,694	635

		2,425,573

Containers-Paper/Plastic — 0.2%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	725,000	643,438
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	950,000	895,375

		1,538,813

Data Processing/Management — 0.4%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	791,628
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	775,000	685,875
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	2,220,000	2,331,360

		3,808,863

Direct Marketing — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	178,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(8)	366,624	362,958
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	700,000	691,250

		1,232,208

Distribution/Wholesale — 0.3%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	775,000	761,437
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	575,000	554,875
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	550,000	545,188
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	600,000	546,000

		2,407,500

Diversified Financial Services — 1.1%
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	1,006,958
General Electric Capital Corp. Notes 4.25% due 06/15/12	3,000,000	3,015,369
IBM International Group Capital LLC Company Guar. Notes 5.05% due 10/22/12	2,000,000	2,079,698
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(5)	3,650,000	3,451,768

		9,553,793

Diversified Manufacturing Operations — 0.8%
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	5,155,380
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(4)	375,000	316,875
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	319,000	339,735
SPX Corp. Senior Notes 7.63% due 12/15/14*	775,000	794,375

		6,606,365

Diversified Operations — 0.2%
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	1,920,000	1,345,094
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(6)(7)	125,000	0

		1,345,094

E-Commerce/Products — 0.1%
FTD, Inc. Company Guar. Notes 7.75% due 02/15/14	740,000	666,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Electric-Generation — 0.5%
Edison Mission Energy 7.00% due 05/15/17	$850,000	$826,625
Edison Mission Energy Senior Notes 7.75% due 06/15/16	850,000	867,000
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,820,000	2,947,520

		4,641,145

Electric-Integrated — 4.6%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,023,606
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	954,894
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	1,000,000	1,028,200
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,049,159
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	126,033
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	853,977
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	984,015
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,437,066
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	125,000	123,750
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	985,686
FirstEnergy Corp. Notes 6.45% due 11/15/11	2,500,000	2,640,130
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	104,868	107,338
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	781,786
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	2,446,920
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	3,250,000	3,135,424
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	575,000	578,848
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	4,100,000	4,116,410
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	1,000,000	995,492
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,648,712
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,420,969
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,906,056
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,422,182
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	250,000	252,861
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	400,000	393,000
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	875,000	859,687
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,477,581
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	800,958
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,093,200

		38,643,940

Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	775,000	629,688

Electronic Connectors — 0.1%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,258,328

Electronics-Military — 0.2%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	291,750
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	175,000	172,813
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,075,000	1,058,875
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	575,000	570,687

		2,094,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	$960,000	$1,017,600

Enterprise Software/Service — 0.5%
Oracle Corp. Notes 5.00% due 01/15/11	4,320,000	4,425,710

Finance-Auto Loans — 1.0%
Ford Motor Credit Co. LLC Senior Notes 7.13% due 01/13/12(5)	725,000	610,699
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	1,225,000	1,087,616
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	850,000	713,667
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	375,000	359,803
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,515,000	2,084,329
GMAC LLC Notes 6.88% due 09/15/11	1,750,000	1,529,983
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,327,146

		8,713,243

Finance-Commercial — 0.3%
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(5)	2,400,000	2,228,278

Finance-Consumer Loans — 1.1%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(5)	3,700,000	3,441,958
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	870,789
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,986,935
SLM Corp. Notes 4.00% due 01/15/10	2,000,000	1,856,200

		9,155,882

Finance-Credit Card — 0.8%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,629,712
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,020,912
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,113,131

		6,763,755

Finance-Investment Banker/Broker — 4.8%
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,368,871
Bear Stearns & Co., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,442,056
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	3,075,966
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,896,904
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,356,578
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	1,750,000	1,754,723
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,050,000
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	1,330,000	1,380,277
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	2,800,000	2,861,603
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	2,500,000	2,432,415
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10	4,250,000	4,542,396
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	4,931,650
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	995,654
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,029,020
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	1,140,709

		40,258,822

Finance-Other Services — 0.3%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	600,000	556,500
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	1,120,000	1,128,054
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub. Notes 9.25% due 04/01/15*	450,000	384,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17*	$375,000	$304,687

		2,373,991

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	188,254

Fishery — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	850,000	786,250

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,200,000	1,092,000

Food-Meat Products — 0.1%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12	375,000	245,625
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	775,000	732,375

		978,000

Food-Misc. — 0.9%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	654,750
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	558,000
General Mills, Inc. Notes 5.70% due 02/15/17	1,870,000	1,894,968
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,156,870
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,522,513
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	650,000	640,250

		7,427,351

Food-Retail — 0.0%
Jitney-Jungle Stores America, Inc. Company Guar. Notes 10.38% due 09/15/30†(1)(6)(7)	125,000	0

Forestry — 0.3%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	2,175,000	2,158,718

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	525,000	502,688
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	475,000	418,000
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	550,000	495,000

		1,415,688

Gas-Distribution — 0.6%
Atmos Energy Corp. Notes 4.00% due 10/15/09	4,860,000	4,858,430

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	245,250

Health Care Cost Containment — 0.2%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	790,000	663,600
Waste Management, Inc. Debentures 8.75% due 05/01/18	850,000	861,591

		1,525,191

Home Furnishings — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	195,750
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	675,000	583,875

		779,625

Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	970,000	925,830

Independent Power Producers — 0.2%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	575,000	559,906
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,250,000	1,207,813

		1,767,719

Instruments-Controls — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,445,730

Instruments-Scientific — 0.0%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	250,000	251,715

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Insurance-Life/Health — 0.8%
Pacific LifeCorp. Bonds 6.60% due 09/15/33*	$2,700,000	$2,995,266
Prudential Financial Inc. Notes 6.63% due 12/01/37	4,130,000	4,191,690

		7,186,956

Insurance-Multi-line — 0.3%
CNA Financial Corp. Notes 6.00% due 08/15/11	700,000	724,059
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	286,076
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	881,111
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	270,327

		2,161,573

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	2,850,000	2,975,124
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,418,945

		4,394,069

Insurance-Property/Casualty — 0.4%
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	2,360,000	2,367,779
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	253,523
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(5)	725,000	689,409

		3,310,711

Insurance-Reinsurance — 0.6%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	4,925,000	4,982,982

Intimate Apparel — 0.1%
Warnaco, Inc. Senior Notes 8.88% due 06/15/13	600,000	612,000

Investment Companies — 0.1%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	825,000	672,375

Investment Management/Advisor Services — 0.8%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,050,000	1,096,278
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,502,555
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	786,460
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	900,000	952,218
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	150,000	150,750
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	300,000	292,875
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	387,000
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	292,400
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	675,000	654,750

		7,115,286

Machinery-Construction & Mining — 0.0%
Clark Material Handling Co. Company Guar. Notes 10.75% due 11/15/06†(1)(6)(9)	100,000	0

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	525,000	509,250

Medical Instruments — 0.4%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	425,000	335,750
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	3,360,000	3,439,635

		3,775,385

Medical Products — 0.2%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	1,164,119
Universal Hospital Services, Inc. Sec. Notes 8.29% due 06/01/15	300,000	285,000
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15	100,000	101,000

		1,550,119

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	$600,000	$577,500
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,506,677

		6,084,177

Medical-Drugs — 2.1%
Abbott Laboratories Notes 5.15% due 11/30/12	5,450,000	5,743,733
Eli Lilly & Co. Notes 5.20% due 03/15/17	5,690,000	5,776,317
Pfizer, Inc. Senior Notes 4.50% due 02/15/14	5,000,000	5,063,095
Pharmacia Corp. Debentures 6.50% due 12/01/18	740,000	842,477

		17,425,622

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	427,576
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	2,013,030

		2,440,606

Medical-Hospitals — 0.6%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	485,938
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,800,000	1,887,750
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,675,000	1,762,937
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17	950,000	902,500

		5,039,125

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	350,000	350,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	625,000	643,750

		993,750

Metal Processors & Fabrication — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	279,125

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,431,496

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	850,000	903,125

Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,495,786

Miscellaneous Manufacturing — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	500,000	471,250

Multimedia — 1.3%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	749,222
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,166,849
News America, Inc. Bonds 6.65% due 11/15/37*	400,000	406,101
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,089,094
Time Warner Inc Company Guar. Notes 6.75% due 04/15/11	600,000	626,594
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	1,350,000	1,363,291
Walt Disney Co. Notes 5.70% due 07/15/11	5,400,000	5,732,456

		11,133,607

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	2,205,000	2,294,000
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,304,558

		4,598,558

Non-Hazardous Waste Disposal — 1.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,725,000	1,703,437
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	288,750
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	966,322

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)

Waste Management, Inc. Senior Notes 7.38% due 08/01/10	$5,000,000	$5,334,880

		8,293,389

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,480,000	3,588,440
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	1,650,000	1,633,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	250,000	255,625
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	350,000	342,125
Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	650,000	650,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	375,000	359,063
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	225,000	225,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	475,000	486,875
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,516,625
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	361,343
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	625,000	625,781
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	462,531
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	126,563
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	462,375
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	880,000	937,655
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	645,511

		13,679,012

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	525,000	509,250

Oil Refining & Marketing — 0.2%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	572,351
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,290,000	1,388,221

		1,960,572

Oil-Field Services — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	600,000	564,000

Optical Supplies — 0.2%
Advanced Medical Optics, Inc. Company Guar. Notes 7.50% due 05/01/17	225,000	190,125
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	400,000	406,000
Norcross Safety Products LLC Senior Sub. Notes 9.88% due 08/15/11	400,000	412,000
Safety Products Holdings, Inc. Senior Notes 11.75% due 01/01/12(8)	451,249	474,940

		1,483,065

Paper & Related Products — 0.9%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,503,204
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,717,000
NewPage Corp. Senior Notes 10.00% due 05/01/12*	300,000	298,500
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	600,000	594,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(15)(16)	250,000	31,250
Westvaco Corp. Debentures 7.65% due 03/15/27	1,500,000	1,561,620

		7,705,574

Pharmacy Services — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	650,000	585,000

Physical Therapy/Rehabilation Centers — 0.0%
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	425,000	418,625

Pipelines — 1.4%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,341,258
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,350,000	1,228,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	$400,000	$397,778
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	800,000	724,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,290,000	2,028,542
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	76,579
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	264,043
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	2,205,000	2,326,599
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	386,896
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	378,890
Transcontinental Gas Pipe Line Corp. Senior Notes 6.40% due 04/15/16	125,000	126,250
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	282,500
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	646,500
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	575,000	633,937

		11,842,272

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	925,000	807,063

Publishing-Periodicals — 0.4%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	581,000	592,620
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(4)	500,000	443,750
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	850,000	760,750
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	475,000	489,250
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	975,000	753,188

		3,039,558

Quarrying — 0.1%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(4)	475,000	490,438

Racetracks — 0.2%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,309,266
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	600,000	600,000

		1,909,266

Real Estate Investment Trusts — 0.9%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	858,557
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	100,000	98,250
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	200,000	191,000
Host Marriott LP Senior Notes 7.13% due 11/01/13	800,000	792,000
Liberty Property LP Senior Notes 5.63% due 10/01/17	1,050,000	1,052,459
Prologis Senior Notes 5.50% due 04/01/12	980,000	980,759
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	498,094
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,016,641
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	410,130
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	199,000
Ventas Realty LP/Ventas Capital Corp. Senior Notes 6.63% due 10/15/14	1,200,000	1,209,000
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	75,000	75,375
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	284,625

		7,665,890

Real Estate Operations & Development — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	568,545
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	306,091

		874,636

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Recycling — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	$250,000	$195,000
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	450,000	316,125

		511,125

Rental Auto/Equipment — 0.4%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,180,000	2,145,028
Rental Service Corp. Notes 9.50% due 12/01/14	825,000	699,188
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	450,000	434,250
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	575,000	552,719

		3,831,185

Resort/Theme Park — 0.1%
HRP Myrtle Beach Operations LLC Sec. Notes 9.89% due 04/01/12*(5)	475,000	432,250

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 6.26% due 04/15/13(5)	150,000	125,625
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	425,000	378,250
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	375,000	335,625

		839,500

Retail-Convenience Store — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	875,000	869,531

Retail-Discount — 1.2%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,300,000	2,411,325
Target Corp. Notes 5.88% due 03/01/12	600,000	632,479
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,879,484
Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,545,622

		10,468,910

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	1,290,000	1,333,118
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	767,536	767,613
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	471,016

		2,571,747

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Company Guar. Notes 9.75% due 06/15/08†(1)(6)	300,000	0

Retail-Petroleum Products — 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	1,075,000	1,045,438
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	950,000	919,125

		1,964,563

Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	550,000	516,473

Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	400,000	353,000

Rubber-Tires — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	356,250
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	225,000	169,875

		526,125

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,746,309
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,086,282
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	2,100,000	1,831,683

		5,664,274

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Schools — 0.5%
Boston University Notes 7.63% due 07/15/97	$2,000,000	$2,465,610
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	750,000	714,375
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	700,000	654,500

		3,834,485

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc. Company Guar. Notes 6.00% due 12/15/12	325,000	316,875

Special Purpose Entities — 1.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	500,000	415,000
AAC Group Holding Corp. Senior Notes 14.75% due 10/01/12(8)	118,857	103,406
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	609,500
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	698,265
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,971,788
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,454,221
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37	2,980,000	2,033,483
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	231,875
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	510,000	490,875
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15*	350,000	343,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	225,000	214,313
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	550,000	592,625
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	164,700
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	706,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	678,000	720,375
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	728,000	738,920
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	250,000	237,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	672,000
TECO Finance, Inc. Notes 6.75% due 05/01/15*	100,000	104,423
Universal City Development Partners Senior Notes 11.75% due 04/01/10	375,000	386,250
Universal City Florida Holding Co. Senior Notes 7.99% due 05/01/10(5)	600,000	579,000
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	725,000	686,937

		16,154,456

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	150,000	127,500
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	577,500

		705,000

Telecom Services — 1.5%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	435,410	383,161
Embarq Corp. Notes 6.74% due 06/01/13	645,000	661,714
Qwest Corp. Notes 8.88% due 03/15/12	1,875,000	1,980,468
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,946,480
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	4,800,000	5,203,104
West Corp. Company Guar. Notes 9.50% due 10/15/14	775,000	720,750
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,025,000	932,750

		12,828,427

Telecommunication Equipment — 0.8%
Harris Corp. Sr. Notes 5.95% due 12/01/17	6,400,000	6,542,694

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Telephone-Integrated — 1.0%
BellSouth Corp. Bonds 5.20% due 09/15/14	$2,000,000	$2,023,744
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	1,163,750
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	2,009,244
Sprint Capital Corp. Company Guar. Notes 6.13% due 11/15/08	2,000,000	1,997,792
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	350,031
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	288,015
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	388,125

		8,220,701

Television — 0.0%
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*	475,000	355,063

Textile-Products — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	356,125

Theaters — 0.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	219,375
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	650,000	594,750

		814,125

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	693,387

Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	525,000	448,875

Transport-Marine — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06†(1)(6)(9)(10)	100,000	0

Transport-Rail — 0.7%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	1,850,000	1,798,518
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	386,273	435,530
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,391,823
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	2,070,000	1,979,065

		5,604,936

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	840,076

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14	825,000	676,500

Wire & Cable Products — 0.2%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	600,000	574,500
General Cable Corp. Company Guar. Notes 7.10% due 04/01/15	450,000	400,500
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	250,000	238,125
Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	200,000	188,000

		1,401,125
Total Corporate Bonds & Notes (cost $579,289,415)		576,140,858

FOREIGN CORPORATE BONDS & NOTES — 12.8%
Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(6)(7)	1,005,000	859,275

Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/31/16*(5)(11)	2,850,000	2,646,708

Banks-Special Purpose — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,266,122

Brewery — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,145,000	2,296,621

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Broadcast Services/Program — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	$4,615,000	$4,674,995

Cable TV — 0.3%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,725,003
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	500,000	506,250

		2,231,253

Cellular Telecom — 0.8%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,917,940
Rogers Wireless, Inc. Sec. Notes 6.13% due 03/01/14	550,000	573,494
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	325,000	336,710
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,794,837

		6,622,981

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	675,000	658,125
SMART Modular Technologies, Inc. Sec. Notes 10.23% due 04/01/12(5)	146,000	150,380

		808,505

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	340,457

Diversified Minerals — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,489,470

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	944,299
Stena AB Senior Notes 7.00% due 12/01/16	250,000	240,625
Stena AB Senior Notes 7.50% due 11/01/13	375,000	367,031

		1,551,955

Electric-Distribution — 0.5%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,598,227

Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	675,000	703,688

Electric-Integrated — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	637,567

Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	952,500

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,827,420

Investment Companies — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,450,152

Investment Management/Advisor Services — 0.7%
Invesco PLC Notes 4.50% due 12/15/09	3,510,000	3,522,952
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,022,506

		5,545,458

Medical Products — 0.2%
Covidien International Finance SA Bonds 6.55% due 10/15/37*	1,400,000	1,427,210

Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	272,138

Metal-Diversified — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,769,569

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	700,000	649,250

Non-Ferrous Metals — 0.5%
Codelco, Inc, Senior Notes 4.75% due 10/15/14*	3,000,000	2,931,564
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,468,696

		4,400,260

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 1.2%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	$2,270,000	$2,197,476
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	2,110,000	1,936,022
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,198,348
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,000,000	3,421,950
Husky Oil, Ltd. Bonds 8.90% due 08/15/28(5)	700,000	709,947
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	776,000	777,079

		10,240,822

Oil Companies-Integrated — 1.5%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,000,000	2,353,428
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,602,426
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,943,051
Petro-Canada Bonds 5.35% due 07/15/33	1,400,000	1,232,070
Qatar Petroleum Notes 5.58% due 05/30/11*	1,555,600	1,603,259
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,339,194

		13,073,428

Pipelines — 0.5%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,859,818

Precious Metals — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,400,194

Satellite Telecom — 0.4%
Intelsat Bermuda, Ltd. Company Guar. Notes 7.58% due 01/15/15*(5)	650,000	650,000
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,725,000	1,725,000
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(4)	875,000	717,500
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15	250,000	249,062

		3,341,562

Seismic Data Collection — 0.1%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15	275,000	270,875
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	375,000	371,250

		642,125

Special Purpose Entities — 0.2%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	625,000	590,625
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	225,000	228,094
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	675,000	612,562

		1,431,281

Specified Purpose Acquisitions — 0.0%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	525,000	396,375

Telecom Services — 0.0%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	100,000	88,250

Telephone-Integrated — 1.9%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,240,550
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	3,210,000	3,250,292
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	3,940,000	4,086,103
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	1,065,000	1,176,428
Telefonos de Mexico SA Notes 4.50% due 11/19/08	4,150,000	4,145,020

		15,898,393

Television — 0.2%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,589,316
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	303,062

		1,892,378

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	$2,200,000	$2,269,577

Total Foreign Corporate Bonds & Notes (cost $108,163,080)		108,555,984

FOREIGN GOVERNMENT AGENCIES — 1.2%
Sovereign — 1.2%
United Mexican States Notes 6.63% due 03/03/15	4,150,000	4,573,300
United Mexican States Notes 6.75% due 09/27/34	1,806,000	1,957,704
United Mexican States Notes 9.88% due 02/01/10	3,250,000	3,630,250

		10,161,254

Total Foreign Government Agencies (cost $9,877,061)		10,161,254

MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
McKeesport, Pennsylvania General Obligation Series B 7.30% due 03/01/20 (cost $249,573)	250,000	250,917

U.S. GOVERNMENT AGENCIES — 5.3%
Federal Home Loan Mtg. Corp. — 2.7%
5.50% due 04/01/37	11,836,824	11,985,808
5.50% due 04/01/37	6,838,035	6,924,101
5.92% due 07/01/36	3,744,692	3,849,498

		22,759,407

Federal National Mtg. Assoc. — 2.6%
5.50% due 11/01/35	4,279,789	4,339,029
6.00% due 01/01/37	3,477,207	3,568,742
6.00% due 09/01/37	6,746,540	6,923,931
6.50% due 03/01/29	130,030	136,052
6.50% due 06/01/29	56,255	58,860
6.50% due 08/01/29	96,126	100,601
6.50% due 11/01/31	21,298	22,237
6.50% due 05/01/32	44,804	46,766
6.50% due 08/01/37	6,437,765	6,683,441

		21,879,659

Resolution Funding Corp — 0.0%
Resolution Funding Corp. Zero coupon due 01/15/21 STRIP(12)	640,000	360,321

Total U.S. Government Agencies (cost $43,493,783)		44,999,387

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Notes — 6.1%
3.88% due 02/15/13(13)	17,500,000	18,365,427
4.00% due 02/15/15	7,000,000	7,319,375
4.25% due 11/15/17	18,000,000	18,902,808
4.88% due 08/15/16	6,500,000	7,129,181

		51,716,791

Total U.S. Government Treasuries (cost $49,128,550)		51,716,791

COMMON STOCK — 0.0%
Building & Construction Products-Misc. — 0.0%
Neenah Enterprises, Inc.*(1)(6)	8,117	81

Containers-Metal/Glass — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(6)(7)	1,500	0

Telecom Services — 0.0%
Virgin Media, Inc.	3,102	51,866

Total Common Stock (cost $177,841)		51,947

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†*(1)(6)(7)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(6)(7)	264	3

Total Membership Interest Certificates (cost $85,648)		3

PREFERRED STOCK — 0.3%
Finance-Investment Banker/Broker — 0.2%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	1,339,500

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	950,000

Total Preferred Stock (cost $2,274,140)		2,289,500

WARRANTS — 0.0%†
Radio — 0.0%
XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (strike price $45.24) — (cost $25,250)	125	126

Total Long-Term Investment Securities (cost $792,824,948)		794,217,453

SHORT-TERM INVESTMENT SECURITIES — 5.8%
Time Deposit — 5.8%
Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 02/01/08 (cost $48,652,000)	48,652,000	48,652,000

TOTAL INVESTMENTS (cost $841,476,948) (14)	99.7%	842,869,453
Other assets less liabilities	0.3	2,486,696

NET ASSETS	100.0%	$845,356,149

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $81,748,083 representing 9.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security; see Note 2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects the stated maturity date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(6)	Illiquid security
(7)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the Corporate Bond Portfolio held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$9,558	$0	0	0.00%
Fertinitro Finance, Inc. 8.29% due 04/01/20	5/14/1999	555,000	427,874
	5/27/1999	450,000	346,071

		1,005,000	773,945	859,275	0.85	0.10
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/30	9/15/1997	50,000	51,970	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/30	2/27/1998	25,000	26,905	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/30	4/28/1998	50,000	52,913	0	0	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/06/1998	125,000	125,000	0	0.0	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/05/1999	13,694	78,233	635	0.05	0.00
Russell Stanley Holdings, Inc. Common Stock	2/05/1999	1,500	0	0	0	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00

				$859,913		0.10%

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)	Bond in default of principal and interest
(10)	Company has filed Chapter 7 bankruptcy.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	Principal Only
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Bond in Default
(16)	Company has filed Chapter 11 bankruptcy.

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	January 31,	Appreciation
Contracts		Description	Date	Trade Date	2008	(Depreciation)

200	Long	U. S. Treasury Bonds	March 2008	$23,997,774	$23,862,500	$(135,274)
250	Short	U. S. Treasury 2 YR Notes	March 2008	53,429,796	53,304,688	$125,108
40	Long	U. S. Treasury 10 YR Notes	March 2008	4,488,837	4,668,750	$179,913

						$169,747

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Foreign Government Agencies	47.2%
Time Deposits	15.1
Federal Home Loan Mtg. Corp.	7.6
Banks-Special Purpose	6.5
United States Treasury Bonds	4.8
Collateralized Mortgage Obligation — Other	3.7
Federal National Mtg. Assoc.	2.9
United States Treasury Notes	2.2
Asset Backed Securities	1.7
Federal Home Loan Bank	1.2
Banks-Commercial	0.9
SupraNational	0.7
Home Equity Other	0.6
Banks-Money Center	0.5
Diversified Financial Services	0.5
Banks-Cooperative	0.3
Cable TV	0.3
Tobacco	0.2
Commercial Services	0.2
Finance-Investment Banker/Broker	0.2
Insurance-Multi-line	0.1
Transport-Rail	0.1
Special Purpose Entities	0.1
Insurance-Property/Casualty	0.1

97.7%

Country Allocation*

United States	41.2%
Italy	13.7
Germany	10.9
Japan	10.5
France	3.6
United Kingdom	3.5
Spain	3.5
Austria	3.0
Belgium	2.6
Canada	1.6
Netherlands	1.3
Luxembourg	0.7
Philippines	0.5
Sweden	0.5
Denmark	0.4
Australia	0.2

97.7%

Credit Quality+#

Government — Agency	15.3%
Government — Treasury	8.6
AAA	40.3
AA	16.6
A	17.3
BBB	1.9

100.0%

*	Calculated as a percentage of net assets.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 6.5%
United Kingdom — 0.5%
Garanite Master Issuer PLC Series 2007-1 5A1 6.25% due 12/20/54(1)(2)	GBP	660,000	$1,264,976

United States — 6.0%
American Home Mtg. Assets Series 2007-1, Class A1 5.22% due 02/25/47		$1,752,136	1,626,005
American Home Mtg. Investment Trust Series 2004-3, Class 1A 3.75% due 10/25/34(1)(2)		24,823	24,352
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 4.14% due 10/25/37 *(2)(6)		743,556	723,109
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 4.39% due 10/25/37*(2)(6)		300,000	276,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 4.59% due 10/25/37*(2)(6)		400,000	348,000
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 3.32% due 03/20/46(1)(2)		1,396,565	1,313,358
Countrywide Alternative Loan Trust Series 2005-82, Class A1 3.40% due 02/25/36(1)(2)		1,498,806	1,434,956
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 5.90% due 11/25/47(2)(6)		987,558	901,068
HSBC Home Equity Loan Trust Series 2007-3, Class APT 4.31% due 11/20/36(2)		1,423,516	1,391,291
Sequoia Mtg. Trust Series 2004-10, Class A3A 4.08% due 11/20/34(1)(2)		200,537	193,214
Structured Adjustable Rate Mtg. Loan Trust 6.00% due 11/25/37(1)(2)		1,443,666	1,463,519
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 5.51% due 07/25/46(1)(2)		2,531,921	2,404,310
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 5.22% due 01/25/47(1)(2)		859,664	809,000
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.60% due 12/28/37(1)(2)		1,858,019	1,888,838

			14,797,020

Total Asset Backed Securities (cost $16,634,434)			16,061,996

CORPORATE BONDS & NOTES — 3.4%
Austria — 0.2%
OeBB — Infrastruktur Bau AG Company Guar. Notes 4.75% due 10/28/13		290,000	306,169
SCHIG Notes Series EMTN 4.63% due 11/21/13		260,000	276,776

			582,945

Italy — 0.3%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 12/15/11(2)(3)	EUR	450,000	702,927

Japan — 0.3%
Resona Bank, Ltd Sub. Notes Series EMTN 3.75% due 04/15/15(2)	EUR	420,000	601,139

Luxembourg — 0.7%
European Investment Bank Notes 4.59% due 10/15/14	EUR	1,130,000	1,704,162

Netherlands — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	111,490
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	588,524

			700,014

United Kingdom — 0.3%
Royal Bank of Scotland PLC Sub. Notes 5.25% due 07/22/08	EUR	900,000	685,606

United States — 1.3%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	195,541
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	443,394
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	335,947
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	138,900
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	561,629
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,075,040

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)

PHH Corp. Senior Notes 6.00% due 03/01/08		$513,000	$513,809

			3,264,260

Total Corporate Bonds & Notes (cost $7,585,761)			8,241,053

GOVERNMENT AGENCIES — 59.4%
Australia — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	400,920

Belgium — 2.6%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,526,896
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	760,811
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	2,129,334
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	999,731

			6,416,772

Canada — 1.6%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	938,329
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	588,818
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,208,984
Government of Canada Bonds 6.00% due 06/01/08	CAD	1,300,000	1,305,295

			4,041,426

Denmark — 0.4%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,076,537

France — 3.6%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,373,747
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	706,249
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,362,369
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,596,356

			9,038,721

Germany — 10.9%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	1,799,935
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	4,100,000	6,284,365
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	545,519
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,850,000	3,496,410
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 1.35% due 01/20/14	JPY	950,000,000	9,060,844
Kreditanstalt fuer Wiederaufbau Govt .Guar. Bonds 2.05% due 02/16/26	JPY	275,000,000	2,593,324
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.60% due 06/20/37	JPY	135,000,000	1,353,085
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.38% due 01/29/14	GBP	300,000	614,352
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.50% due 01/25/10	GBP	290,000	582,646
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	676,795

			27,007,275

Italy — 12.7%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	13,811,849
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	7,393,557
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	2,943,516
Republic of Italy Bonds 4.00% due 04/15/12	EUR	2,380,000	3,572,807
Republic of Italy Bonds 4.50% due 02/01/18	EUR	750,000	1,134,766
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,247,210
Republic of Italy Bonds 6.00% due 05/01/31	EUR	720,000	1,252,877

			31,356,582

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Japan — 6.5%
Development Bank of Japan Govt. Guar. Bonds 1.75% due 03/17/17	JPY	970,000,000	$9,246,372
Government of Japan Bonds 1.30% due 06/20/11	JPY	975,000,000	9,344,075
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,603,289
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,217,860
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	657,086
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	330,403

			25,399,085

Netherlands — 1.0%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,499,086

Philippines — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	130,000,000	1,265,049

Spain — 3.5%
Kingdom of Spain Bonds 4.20% due 07/30/13	EUR	800,000	1,216,739
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	7,349,670

			8,566,409

Sweden — 0.5%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	746,971
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	419,690

			1,166,661

United States — 11.7%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	3,006,402
5.00% due 02/08/08		12,700,000	12,705,093
7.00% due 11/01/37		5,844,089	6,153,029
Federal National Mtg. Assoc. 6.50% due 11/01/36		6,841,892	7,103,377

			28,967,901

Total Government Agencies (cost $132,292,487)			147,202,424

GOVERNMENT TREASURIES — 12.9%
Austria — 2.8%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	6,940,626

Italy — 0.7%
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	932,977
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	752,715

			1,685,692

United Kingdom — 2.5%
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	480,000	992,131
United Kingdom Gilt Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,054,083
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	650,000	1,269,162
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,894,495

			6,209,871

United States — 6.9%
United States Treasury Bonds
5.25% due 11/15/28		1,020,000	1,142,241
6.63% due 02/15/27		1,500,000	1,943,320
7.50% due 11/15/24		540,000	749,250
8.00% due 11/15/21		5,650,000	7,934,278
United States Treasury Notes 4.63% due 07/31/12		5,000,000	5,403,125

			17,172,214

Total Government Treasuries (cost $29,428,437)			32,008,403

PREFERRED STOCK — 0.4%
United Kingdom — 0.2%
Fortis Capital Co. 6.25% due 06/29/09 Class A(2)	EUR	320	428,645

United States — 0.2%
BCI US Funding Trust II 6.32%		340,000	495,368

Total Preferred Stock (cost $880,960)			924,013

Total Long-Term Investment Securities (cost $186,822,079)			204,437,889

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount**	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Time Deposits — 15.1%
Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 02/01/08	37,373,000	$37,373,000

TOTAL INVESTMENTS (cost $224,195,080)(5)	97.7%	241,810,889
Other assets less liabilities	2.3	5,637,837

NET ASSETS	100.0%	$247,448,726

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $1,347,109 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Variable rate security — the rate reflected is as of January 31, 2008; maturity date reflects the stated maturity date.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Fair valued security; see note 2

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2008	(Depreciation)

20	Short	Euro Dollar Futures	March 2008	$4,846,432	$4,854,750	$(8,318)
163	Short	Euro-BOBL	March 2008	26,441,827	26,688,341	(246,514)
38	Long	LIF Long Gilt	March 2008	8,346,116	8,352,900	6,784
27	Long	Euro-BUND	March 2008	4,653,986	4,664,823	10,837
1	Long	Tokyo Stock Exchange	March 2008	1,281,081	1,295,555	14,474
14	Long	Toronto Stock Exchange	March 2008	2,157,764	2,166,325	8,561
87	Long	U.S. Treasury 10 Year Note	March 2008	10,073,537	10,154,531	80,994
11	Short	U.S. Treasury 2 Year Note	March 2008	2,308,527	2,345,406	(36,879)
690	Long	U.S. Treasury 5 Year Note	March 2008	76,693,983	77,970,000	1,276,016
264	Short	U.S. Treasury Long Bond	March 2008	30,896,702	31,498,500	(601,798)

						$504,157

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

CAD	1,961,592	USD	1,986,000	3/19/2008	$34,460
*GBP	10,268,387	USD	20,731,371	3/19/2008	371,781
*USD	13,862,698	JPY	1,480,998,461	2/21/2008	84,634
USD	24,398,272	EUR	16,682,311	2/26/2008	386,494
USD	361,347	DKK	1,829,140	3/12/2008	3,039
*USD	16,309,000	GBP	8,253,549	3/19/2008	55,681
*USD	12,513,000	CHF	13,764,911	3/19/2008	235,278
*USD	34,430,598	EUR	23,337,697	3/19/2008	217,500
*USD	22,904,244	JPY	2,458,458,235	3/19/2008	289,643
*USD	1,927,248	NOK	10,519,787	3/19/2008	10,934
USD	1,190,471	CAD	1,197,423	4/15/2008	153

					$1,689,597

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	2,431,622	USD	2,091,000	3/19/2008	$(76,846)
*CHF	9,104,579	USD	8,314,000	3/19/2008	(118,144)
*EUR	21,940,728	USD	32,158,816	3/19/2008	(415,284)
*JPY	150,995,342	USD	1,411,963	2/21/2008	(10,038)
*JPY	1,975,999,457	USD	18,261,000	3/19/2008	(381,215)
*NOK	22,852,386	USD	4,127,000	3/19/2008	(83,360)
*SEK	51,658,716	USD	8,049,000	3/19/2008	(57,328)
USD	5,563,239	GBP	2,754,838	2/20/2008	(91,640)
*USD	2,035,000	AUD	2,272,981	3/19/2008	(8,585)
*USD	5,865,567	SEK	37,092,501	3/19/2008	(44,982)

					$(1,287,422)

Net Unrealized Appreciation (Depreciation)					$402,175

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged		Upfront
		Notional		Payments	Payments	Payments made	Gross
		Amount	Termination	received by the	made by the	(Received) by	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	Portfolio	the Portfolio	Appreciation

Barclay’s Bank	GBP	8,490	05/17/12	12 month UKRPI	2.860%	$0	$110,404
	GBP	870	05/24/12	12 month UKRPI	2.860%	565	187,461
	GBP	530	05/31/12	12 month UKRPI	2.890%	0	6,750
	EUR	11,485	06/18/13	6 month EURO	4.250%	54,093	106,722
	EUR	5,900	06/18/13	4.250%	6 month EURO	54,731	27,882
	EUR	1,700	06/18/18	4.500%	6 month EURO	17,929	5,625
	GBP	3,080	06/18/13	6 month UKRPI	5.250%	(99,092)	107,982
	GBP	1,800	06/18/13	3 month LIBOR	5.250%	(19,429)	19,429
	SEK	6,800	06/18/13	3 month SKOF	4.750%	0	15,521
	USD	4,800	06/18/13	3 month LIBOR	4.500%	(8,620)	190,578
	USD	1,950	06/18/13	3 month LIBOR	4.500%	(23,002)	96,922
	GBP	900	05/17/17	6 month UKRPI	5.203%	0.00	12,531
	USD	3,580	12/20/27	3 month LIBOR	6.000%	(44,021)	626,421
	USD	1,930	12/20/27	6.000%	3 month LIBOR	17,710	296,266
	USD	6,000	12/20/27	6.000%	3 month LIBOR	(8,291)	139,779
	USD	2,470	12/20/27	6.000%	3 month LIBOR	(3,187)	57,316
	USD	2,390	12/20/27	6.000%	3 month LIBOR	(1,548)	53,923
	USD	4,060	06/18/28	3 month LIBOR	5.250%	0	222,379
	USD	920	06/18/28	5.250%	3 month LIBOR	32,187	21,305
	USD	410	06/18/28	5.250%	3 month LIBOR	3,539	20,300
	USD	1,110	06/18/28	5.250%	3 month LIBOR	61,430	3,109
	USD	2,480	06/18/38	3 month LIBOR	5.250%	0	161,810
	USD	1,140	06/18/38	5.250%	3 month LIBOR	5,484	66,325
Citibank NA	USD	2,700	09/21/11	5.600%	3 month LIBOR	6,886	204,337
	GBP	3,630	06/18/13	5.250%	6 month UKRPI	20,202	83,617
	JPY	46,000	06/18/13	1.250%	6 month JYOR	(1,707)	4,131
	JPY	104,000	06/18/13	1.250%	6 month JYOR	2,229	3,250
	USD	4,580	06/18/13	4.500%	3 month LIBOR	132,255	41,363
	USD	1,550	06/18/13	4.500%	3 month LIBOR	18,782	39,976
	USD	700	06/18/13	4.500%	3 month LIBOR	26,350	185
	USD	6,850	12/20/27	3 month LIBOR	6.000%	3,043	1,111,325
	USD	3,130	12/20/27	3 month LIBOR	6.000%	(94,920)	94,920
	USD	1,820	12/20/27	6.000%	3 month LIBOR	(4,112)	43,997
	USD	4,070	12/20/27	3 month LIBOR	6.000%	(114,035)	24,843
	USD	2,380	06/18/28	3 month LIBOR	5.250%	(25,257)	25,257
Credit Suisse First Boston International (London)	EUR	1,920	06/18/10	4.250%	6 month EURO	3,720	67,910
	EUR	3,200	06/18/13	4.250%	6 month EURO	(12,248)	57,054
	GBP	190	06/18/13	5.250%	6 month UKRPI	1,807	3,627
	SEK	35,900	06/18/13	4.750%	3 month SKOF	475	107,189
	SEK	3,400	06/18/13	3 month SKOF	4.750%	(3,885)	14,082
	USD	3,030	06/18/13	4.500%	3 month LIBOR	23,653	91,208
	EUR	11,190	06/18/18	4.500%	6 month EURO	(14,783)	169,822
	EUR	371	06/18/18	4.500%	6 month EURO	(6,672)	11,813
	SEK	16,000	06/18/18	3 month SKOF	4.750%	(19,690)	55,017
	EUR	1,350	06/18/38	4.750%	6 month EURO	0	4,834
	USD	2,480	06/18/38	6 month EURO	5.250%	0	155,692
	USD	1,630	06/18/38	3 month LIBOR	5.250%	0	98,561

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged		Upfront
		Notional		Payments	Payments	Payments made	Gross
		Amount	Termination	received by the	made by the	(Received) by	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	Portfolio	the Portfolio	Appreciation

Deutsche Bank AG	JPY	371,000	12/17/10	1.160%	6 month JYOR	$0	$60,025
	JPY	763,000	12/17/10	1.183%	6 month JYOR	0	43,467
	JPY	726,000	12/17/10	1.181%	6 month JYOR	0	41,185
	JPY	371,000	12/17/10	1.170%	6 month JYOR	0	20,279
	JPY	279,000	12/17/10	1.183%	6 month JYOR	0	15,894
	AUD	1,730	06/18/13	7.250%	6 month BBSW	(569)	548
	JPY	110,000	06/18/13	6 month JYOR	1.250%	0	4,748
	USD	1,660	06/18/13	4.500%	3 month LIBOR	30,838	32,089
	USD	4,800	06/18/13	3 month LIBOR	4.500%	(19,706)	19,706
	JPY	483,000	12/17/15	6 month JYOR	1.691%	0	89,950
	JPY	459,000	12/17/15	6 month JYOR	1.699%	0	87,894
	JPY	235,000	12/17/15	6 month JYOR	1.670%	0	40,697
	JPY	177,000	12/17/15	6 month JYOR	1.703%	0	34,253
	JPY	49,000	06/18/13	1.250%	6 month JYOR	1,832	749
	USD	10,350	11/20/15	4.830%	3 month LIBOR	0	361,484
	JPY	349,000	06/18/18	1.750%	6 month JYOR	(39,909)	67,057
	USD	1,870	12/20/27	3 month LIBOR	6.000%	(52,353)	11,373
	JPY	93,000	12/17/38	2.594%	6 month JYOR	0	16,391
	JPY	98,000	12/17/38	2.585%	6 month JYOR	0	15,540
	JPY	36,000	12/17/38	2.595%	6 month JYOR	0	6,440
	JPY	48,000	12/17/38	2.570%	6 month JYOR	0	6,149
	JPY	48,000	12/17/38	2.540%	6 month JYOR	0	3,224
	USD	3,250	06/18/38	3 month LIBOR	5.250%	0	206,715
	EUR	500	06/18/38	4.750%	6 month EURO	(8,737)	15,515
Lehman Brothers	JPY	633,000	12/17/10	1.188%	6 month JYOR	0	36,646
	JPY	81,000	12/17/38	2.648%	6 month JYOR	0	23,128
Merril Lynch Capital Markets	USD	3,210	12/19/12	5.000%	3 month LIBOR	60,613	145,628
	CAD	4,810	06/18/13	3 month CDOR	4.750%	56,922	73,908
	CAD	1,290	06/18/13	3 month CDOR	4.750%	(38,553)	3,466
	GBP	3,190	06/18/13	6 month UKRPI	5.250%	(105,954)	105,954
	EUR	680	06/18/38	4.750%	6 month EURO	(15,224)	24,441
	EUR	1,210	06/18/38	4.750%	6 month EURO	4,696	11,704
Morgan Stanley Capital Services	AUD	1,560	06/18/13	7.250%	6 month BBSW	(7,851)	7,775
	CAD	410	06/18/13	4.750%	3 month CDOR	5,330	5,821
	JPY	600,000	06/18/13	1.250%	6 month JYOR	30,149	1,463
	USD	1,440	06/18/13	4.500%	3 month LIBOR	40,397	14,191
The Royal Bank of Scotland	GBP	1,130	06/11/12	12 month UKRPI	3.055%	0	12,675
UBS AG	AUD	2,990	06/18/13	7.250%	6 month BBSW	(21,223)	20,356
	AUD	1,060	06/18/13	6 month BBSW	7.250%	(1,366)	1,551
	AUD	1,820	06/18/13	6 month UKRPI	7.250%	(5,811)	465
	AUD	1,930	06/18/13	6 month BBSW	7.250%	(7,156)	426
	CAD	1,500	06/18/13	4.750%	3 month CDOR	29,885	10,914
	GBP	5,060	06/18/13	5.250%	6 month UKRPI	31,177	113,540
	JPY	1,242,000	06/18/13	1.250%	6 month JYOR	(73,811)	139,247
	JPY	110,000	06/18/13	1.250%	6 month JYOR	(5,036)	10,831

							$7,036,252

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged		Upfront
		Notional		Payments	Payments	Payments made	Gross
		Amount	Termination	received by	made by the	(Received) by	Unrealized
Swap Counterparty		(000’s)	Date	the Fund	Fund	the Portfolio	Depreciation

Barclay’s Bank	GBP	480	06/07/12	12 month UKRPI	3.000%	$0	$(9,495)
	EUR	550	06/18/13	6 month EURO	4.250%	4,461	(12,162)
	SEK	4,800	06/18/13	3 month SKOF	4.750%	(10,485)	(14,443)
	SEK	12,000	06/18/13	3 month SKOF	4.750%	(8,502)	(27,486)
	USD	2,130	06/18/13	3 month LIBOR	4.500%	(28,956)	(51,788)
	USD	61,870	06/18/13	4.500%	3 month LIBOR	79,732	(79,732)
	USD	4,330	06/18/13	3 month LIBOR	4.500%	(71,726)	(92,414)
	USD	5,610	06/18/13	4.500%	3 month LIBOR	0	(196,050)
	GBP	8,490	05/17/17	3.050%	12 month UKRPI	0	(215,274)
	GBP	870	05/24/17	3.050%	12 month UKRPI	0	(198,689)
	GBP	60	05/31/17	6 month UKRPI	5.238%	0	(982)
	GBP	530	05/31/17	3.075%	12 month UKRPI	0	(13,213)
	GBP	50	06/07/17	6 month UKRPI	5.344%	0	(1,192)
	GBP	480	06/07/17	3.133%	12 month UKRPI	0	(11,484)
	GBP	90	05/24/17	6 month UKRPI	5.218%	0	(1,348)
	SEK	3,000	12/19/17	3 month SKOF	4.500%	27,727	(25,059)
	SEK	19,500	06/18/18	3 month SKOF	4.750%	15,059	(58,114)
	USD	3,125	12/20/27	6.000%	3 month LIBOR	56,748	(1,018)
	USD	1,500	12/20/27	6.000%	3 month LIBOR	24,201	(24,201)
	USD	3,530	12/20/27	6.000%	3 month LIBOR	111,810	(34,451)
	USD	5,090	12/20/27	6.000%	3 month LIBOR	47,166	(158,711)
	EUR	2,050	06/18/38	4.750%	6 month EURO	0	(27,633)
Citibank NA	JPY	1,302,000	06/18/13	6 month JYOR	1.250%	(62,957)	(5,640)
	JPY	1,322,000	06/18/13	6 month JYOR	1.250%	(107,007)	(68,574)
	GBP	120	06/12/17	6 month UKRPI	5.404%	0.00	(6,475)
	USD	350	06/18/23	3 month LIBOR	5.250%	(23,035)	(21,976)
	USD	3,550	12/20/27	3 month LIBOR	6.000%	(73,454)	(4,343)
	USD	3,125	12/20/27	6.000%	3 month LIBOR	60,620	(4,891)
	USD	2,930	12/20/27	3 month LIBOR	6.000%	(50,980)	(13,267)
	EUR	130	06/18/38	6 month EURO	4.750%	(530)	(1,232)
Credit Suisse First Boston International (London)	SEK	5,900	06/18/13	3 month SKOF	4.750%	(16,803)	(891)
	GBP	270	06/18/13	6 month UKRPI	5.250%	(5,708)	(2,014)
	GBP	230	06/18/13	5.250%	6 month UKRPI	7,129	(6,466)
	EUR	350	06/18/13	6 month EURO	4.250%	1,865	(6,765)
	EUR	470	06/18/13	6 month EURO	4.250%	1,423	(8,004)
	GBP	400	06/18/13	5.250%	6 month UKRPI	13,859	(12,705)
	USD	7,010	06/18/13	3 month LIBOR	4.500%	(226,318)	(39,416)
	USD	7,010	06/18/13	3 month LIBOR	4.500%	(221,352)	(44,382)
	USD	17,000	06/18/13	3 month LIBOR	4.500%	(550,071)	(94,362)
	SEK	21,500	06/18/18	3 month SKOF	4.750%	6,596	(54,068)
	SEK	58,700	0618/18	3 month SKOF	4.750%	85,137	(214,744)
	EUR	9,200	06/18/18	6 month EURO	4.500%	216,385	(343,852)
	USD	15,210	12/20/27	3 month LIBOR	6.000%	(6,540)	(326,781)
	EUR	2,050	06/18/38	4.750%	6 month EURO	(561)	(22,570)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged		Upfront
		Notional		Payments	Payments	Payments made	Gross
		Amount	Termination	received by	made by the	(Received) by	Unrealized
Swap Counterparty		(000’s)	Date	the Fund	Fund	the Portfolio	Depreciation

Deutsche Bank AG	USD	11,740	11/22/10	3 month LIBOR	4.170%	$0	$(182,704)
	CAD	1,560	12/19/12	3 month CDOR	4.500%	41,299	(70,000)
	EUR	6,090	06/18/13	4.250%	6 month EURO	92,810	(7,537)
	JPY	235,000	12/17/15	6 month JYOR	1.641%	0	(29,928)
	USD	1,370	06/18/18	3 month LIBOR	5.000%	(5,808)	(66,558)
	EUR	11,190	06/18/18	4.500%	6 month EURO	(44,631)	(110,408)
	EUR	2,700	06/18/38	4.750%	6 month EURO	0	(38)
	EUR	1,590	06/18/38	6 month EURO	4.750%	30,948	(52,499)
	USD	2,880	11/22/38	3 month LIBOR	5.258%	0	(153,629)
Lehman Brothers	JPY	401,000	12/17/15	6 month JYOR	1.709%	0	(79,253)
	USD	2,920	12/20/27	3 month LIBOR	6.000%	(49,296)	(16,122)
Merril Lynch Capital Markets	CAD	1,140	06/18/13	3 month CDOR	4.750%	(29,822)	(1,184)
	CAD	480	06/18/13	3 month CDOR	4.750%	(7,785)	(5,271)
	CAD	1,560	06/18/13	3 month CDOR	4.750%	(34,127)	(8,305)
	USD	1,520	06/18/13	4.500%	3 month LIBOR	50,331	(50,331)
Morgan Stanley Capital Services	USD	7,630	06/18/13	4.500%	3 month LIBOR	299,542	(10,306)
	USD	1,590	06/18/13	4.500%	3 month LIBOR	71,269	(10,995)
	CAD	730	06/18/13	3 month CDOR	4.750%	(6,348)	(13,508)
	CAD	1,550	06/18/13	3 month CDOR	4.750%	(24,228)	(17,931)
The Royal Bank of Scotland	GBP	1,130	06/12/17	3.165%	12 month UKRPI	(7,174)	(19,323)
UBS AG	AUD	970	06/18/13	6 month BBSW	7.250%	708	(427)
	GBP	500	06/18/13	5.250%	6 month UKRPI	17,372	(3,078)
	AUD	1,610	06/18/13	6 month BBSW	7.250%	6,542	(6,075)
	GBP	580	06/18/13	5.250%	6 month UKRPI	18,504	(16,830)
	JPY	323,000	03/19/15	6 month JYOR	1.500%	(14,467)	(25,367)

							$(3,515,964)

Net Unrealized Appreciation (Depreciation)						$(428,277)	$3,520,288

#	Illiquid Security

BBSW  — Australian Bank Bill Swap Reference Rate
CDOR  — Canadian Dollar Offered Rate
EURO  — Euro Offered Rate
JYOR  — Japanese Yen Offered Rate
LIBOR  — London Interbank Offered Rate
SKOF  — Swedish Krona Offered Rate
UKRPI  — United Kingdom Retail Price Index

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.3%
Special Purpose Entities	4.7
Medical-Hospitals	4.3
Transport-Air Freight	3.7
Cellular Telecom	3.7
Pipelines	2.9
Casino Hotels	2.7
Telecom Services	2.7
Electric-Generation	2.6
Repurchase Agreements	2.6
Finance-Auto Loans	2.5
Satellite Telecom	2.3
Electric-Integrated	2.2
Oil-Field Services	2.2
Containers-Metal/Glass	2.1
Chemicals-Specialty	2.1
Television	1.9
Independent Power Producers	1.8
Paper & Related Products	1.8
Cable TV	1.7
Auto-Cars/Light Trucks	1.7
Medical-Drugs	1.5
Metal-Diversified	1.5
Electronic Components-Semiconductors	1.4
Investment Management/Advisor Services	1.4
Diversified Manufacturing Operations	1.4
Airlines	1.3
Containers-Paper/Plastic	1.2
Telephone-Integrated	1.2
Rental Auto/Equipment	1.0
Diversified Financial Services	1.0
Travel Services	0.9
Gambling (Non-Hotel)	0.8
Computer Services	0.8
Theaters	0.8
Food-Meat Products	0.8
Medical Products	0.8
Recycling	0.7
Agricultural Chemicals	0.7
Retail-Drug Store	0.7
Office Automation & Equipment	0.7
Building & Construction Products-Misc.	0.7
Physicians Practice Management	0.7
Insurance Brokers	0.6
Direct Marketing	0.6
Food-Misc.	0.5
Medical-HMO	0.5
Real Estate Investment Trusts	0.5
Steel-Producer	0.5
Electronic Components-Misc.	0.5
Printing-Commercial	0.5
Storage/Warehousing	0.5
Consumer Products-Misc.	0.5
Distribution/Wholesale	0.5
Publishing-Periodicals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Multimedia	0.5
Casino Services	0.5
Data Processing/Management	0.4
Medical Information Systems	0.4
Non-Hazardous Waste Disposal	0.4
Beverages-Non-alcoholic	0.4
Transactional Software	0.4
Finance-Mortgage Loan/Banker	0.4
Retail-Restaurants	0.4
Medical-Generic Drugs	0.4
Home Furnishings	0.3
Electric Products-Misc.	0.3
Funeral Services & Related Items	0.3
Cosmetics & Toiletries	0.3
Energy-Alternate Sources	0.3
Building-Residential/Commercial	0.3
Specified Purpose Acquisitions	0.3
Advertising Services	0.3
Research & Development	0.3
Transport-Services	0.3
Transport-Marine	0.2
Metal Processors & Fabrication	0.2
Applications Software	0.2
Rubber-Tires	0.2
Hotels/Motels	0.2
Retail-Petroleum Products	0.2
Building & Construction-Misc.	0.2
Building Products-Wood	0.2
Medical-Nursing Homes	0.2
Poultry	0.2
Computers-Integrated Systems	0.2
Leisure Products	0.2
Human Resources	0.1
Decision Support Software	0.1
Transport-Rail	0.1
Publishing-Newspapers	0.1
Music	0.1
Golf	0.1
Medical-Biomedical/Gene	0.1

96.5%

Credit Quality+#

BBB	0.3%
BB	16.7
B	45.7
CCC	29.0
CC	0.1
Below C	0.4
Not Rated@	7.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.8%
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$50,000	$36,375
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,650,000	924,000

		960,375

Medical-Biomedical/Gene — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	207,813

Telecom Services — 0.4%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,125,000	1,068,750

Total Convertible Bonds & Notes (cost $2,764,583)		2,236,938

CORPORATE BONDS & NOTES — 73.6%
Advertising Services — 0.3%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	500,000	420,000
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	475,000	402,563

		822,563

Agricultural Chemicals — 0.7%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	525,000	535,500
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	875,000	945,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	575,000	621,000

		2,101,500

Airlines — 1.3%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	2,502,412
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	497,934	478,015
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	425,000
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	239,905	238,706

		3,644,133

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	625,000	660,938

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co. Debentures 6.38% due 02/01/29	2,200,000	1,463,000
General Motors Corp. Debentures 8.25% due 07/15/23	2,565,000	2,052,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,578,000	1,282,125

		4,797,125

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Senior Notes 8.75% due 12/01/16	1,000,000	890,000
Visteon Corp. Senior Notes 8.25% due 08/01/10	540,000	441,450

		1,331,450

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(3)	1,975,000	0

Beverages-Non-alcoholic — 0.2%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	600,000	543,000

Building & Construction Products-Misc. — 0.7%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,519,000
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(6)	875,000	490,000

		2,009,000

Building Products-Wood — 0.2%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	775,000	565,750

Cable TV — 1.7%
CCH I LLC Senior Sec. Notes 11.00% due 10/01/15	3,424,000	2,431,040
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,087,000	1,930,475
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	500,000	465,000

		4,826,515

Casino Hotels — 2.7%
Eldorado Casino Corp. Sec. Bonds 10.00% due 08/01/12(1)(5)	2,046,934	2,016,230

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)

Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(3)	$3,250,000	$3,250,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.49% due 03/15/14*(4)	675,000	607,500
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	1,300,000	884,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,075,000	1,048,125

		7,805,855

Casino Services — 0.3%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	975,000	906,750

Cellular Telecom — 1.3%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	965,000	967,412
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(4)	875,000	833,438
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	900,000	819,000
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(4)	1,200,000	1,212,000

		3,831,850

Chemicals-Specialty — 2.1%
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	825,000	837,375
Momentive Performance Materials Inc Senior Sub. Notes 11.50% due 12/01/16	250,000	195,312
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	3,300,000	2,578,125
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,465,000	2,317,100

		5,927,912

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,475,000	1,471,313

Computers-Integrated Systems — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	600,000	506,250

Consumer Products-Misc. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	350,000	320,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	200,000	193,500
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(6)	950,000	874,000

		1,387,750

Containers-Metal/Glass — 1.3%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	290,875
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,279,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,079,000	2,151,765

		3,722,327

Containers-Paper/Plastic — 1.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	610,000	585,600
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	1,931,000	1,568,937
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,500,000	1,391,250

		3,545,787

Cosmetics & Toiletries — 0.3%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	900,000	900,000

Data Processing/Management — 0.4%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,525,000	1,265,750

Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	480,000	364,800

Direct Marketing — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,825,000	1,624,250

Distribution/Wholesale — 0.5%
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	1,525,000	1,387,750

Diversified Manufacturing Operations — 0.8%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	725,000	560,062
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(4)	525,000	395,063
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	507,438

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)

Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	$800,000	$710,000

		2,172,563

Electric-Generation — 2.6%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	2,000,000	1,950,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	575,000	539,063
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	301,008	314,554
The AES Corp. Senior Notes 7.75% due 10/15/15	2,125,000	2,172,812
The AES Corp. Senior Notes 8.00% due 10/15/17	2,550,000	2,601,000

		7,577,429

Electric-Integrated — 2.2%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	1,175,000	1,163,250
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,875,000	1,893,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	775,000	683,937
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	325,000	319,313
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	1,875,000	1,842,187
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	575,000	557,750

		6,460,187

Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	720,000	590,400
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	675,000	604,125
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	545,000	512,981
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	1,050,000	795,375
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	705,000	502,313
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	60,000	42,000

		3,047,194

Energy-Alternate Sources — 0.3%
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	350,000	278,250
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	625,000	612,500

		890,750

Finance-Auto Loans — 2.5%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	5,175,000	4,983,597
GMAC LLC Bonds 8.00% due 11/01/31	350,000	290,066
GMAC LLC Notes 6.03% due 09/23/08(4)	1,000,000	972,576
GMAC LLC Notes 6.88% due 09/15/11	1,125,000	983,561

		7,229,800

Finance-Mortgage Loan/Banker — 0.4%
Residential Capital LLC Company Guar. Notes 8.38% due 06/30/10	525,000	341,250
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(4)	848,000	576,640
Residential Capital LLC Company Guar. Notes 6.60% due 04/17/09(4)	145,000	99,325

		1,017,215

Food-Misc. — 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11†(8)(20)	1,100,000	704,000

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 7.63% due 10/01/18	3,000	3,060
Service Corp. International Senior Notes 7.00% due 06/15/17	925,000	906,500

		909,560

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Gambling (Non-Hotel) — 0.8%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	$1,125,000	$984,375
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	650,000	620,750
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	831,000	806,070

		2,411,195

Golf — 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	410,000	223,450

Home Furnishings — 0.3%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	1,114,000	735,240
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	300,000	250,500

		985,740

Hotel/Motel — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	700,000	602,000

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	375,000	393,750

Independent Power Producers — 1.5%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,420,000	2,338,325
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	200,000	217,500
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	675,000	658,125
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	1,200,000	1,170,000

		4,383,950

Insurance Brokers — 0.6%
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(4)	700,000	584,500
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,525,000	1,189,500

		1,774,000

Investment Management/Advisor Services — 1.4%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.00% due 10/15/17*	750,000	772,500
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	2,100,000	2,110,500
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	1,025,000	1,000,656

		3,883,656

Medical Information Systems — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,300,000	1,235,000

Medical Products — 0.8%
ReAble Therapeutics Finance LLC Senior Notes 10.88% due 11/15/14*	85,000	80,750
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,225,000	1,084,125
Universal Hospital Services, Inc. Senior Notes 8.50% due 06/01/15	300,000	303,000
Universal Hospital Services, Inc. Sec. Notes 8.29% due 06/01/15(4)	750,000	712,500

		2,180,375

Medical-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,625,000	1,511,250

Medical-Hospitals — 3.8%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	2,930,000	2,948,312
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,175,000	1,048,687
HCA, Inc. Senior Notes 8.75% due 09/01/10	250,000	250,625
HCA, Inc. Senior Notes 9.13% due 11/15/14	150,000	155,813
HCA, Inc. Senior Notes 9.25% due 11/15/16	4,475,000	4,693,156
HCA, Inc. Senior Notes 9.63% due 11/15/16	425,000	447,313
IASIS Healthcare LLC/ IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	1,500,000	1,500,000

		11,043,906

Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	550,000	552,750

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Metal Processors & Fabrication — 0.2%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	$600,000	$595,500

Metal-Diversified — 1.5%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,175,000	2,310,937
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*	1,850,000	1,406,000
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*	700,000	535,500

		4,252,437

Multimedia — 0.3%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	725,000	746,750

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(9)(10)	600,000	0

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,150,000	1,115,500
Waste Services Inc Senior Sub Notes 9.50% due 04/15/14	100,000	93,000

		1,208,500

Office Automation & Equipment — 0.7%
Ikon Office Solutions, Inc. Senior Notes 9.93% due 01/01/12*	2,075,000	2,041,281

Oil Companies-Exploration & Production — 3.3%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	750,000	753,750
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	375,000	373,125
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,125,000	1,001,250
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,125,000	939,375
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	200,000	167,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	700,000	684,250
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	600,000	513,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	600,000	541,500
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	93,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	750,000	645,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	1,525,000	1,460,187
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	375,000	354,375
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,425,000	1,335,938
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	559,000

		9,420,750

Oil-Field Services — 0.9%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	725,000	688,750
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	650,000	659,750
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	500,000	501,250
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	628,434	670,413

		2,520,163

Paper & Related Products — 1.2%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	275,000	262,625
Bowater, Inc. Notes 6.50% due 06/15/13	950,000	686,375
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,050,000	861,000
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	800,000	768,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	450,000	428,625
NewPage Corp. Senior Notes 10.00% due 05/01/12*	425,000	422,875
NewPage Corp. Sec. Notes 10.00% due 05/01/12	50,000	49,750

		3,479,250

Physicians Practice Management — 0.7%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	2,045,000	1,993,875

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Pipelines — 2.9%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	$750,000	$720,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	775,000	784,687
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,125,000	1,136,250
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,565,000	1,563,044
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,175,000	1,176,469
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	1,025,000	1,030,125
NGC Corp Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	1,210,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	675,000	744,187

		8,364,762

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	605,000	527,863

Printing-Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	675,000	560,250

Publishing-Newspapers — 0.1%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	605,000	338,800

Publishing-Periodicals — 0.5%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,775,000	1,371,188

Real Estate Investment Trusts — 0.5%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,525,000	1,509,750

Recycling — 0.8%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,600,000	1,248,000
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	1,300,000	913,250

		2,161,250

Rental Auto/Equipment — 0.9%
Rental Service Corp. Notes 9.50% due 12/01/14	925,000	783,938
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	2,200,000	1,806,750

		2,590,688

Research & Development — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,050,000	819,000

Retail-Drug Store — 0.7%
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	275,000	222,750
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,475,000	1,843,875

		2,066,625

Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	600,000	582,000

Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	65,000	64,675

Retail-Restaurants — 0.4%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	200,000	176,500
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	975,000	838,500

		1,015,000

Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	800,000	604,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(10)(12)	750,000	75

Soap & Cleaning Preparation — 0.0%
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	125,000	122,500

Special Purpose Entities — 4.3%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(6)	950,000	788,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	609,500
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	800,000	668,000

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

CCM Merger, Inc. Notes 8.00% due 08/01/13*	$1,075,000	$962,125
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,100,000	1,034,000
Consolidated Communications Holdings, Inc. Senior Notes 9.75% due 04/01/12	956,000	970,340
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	1,100,000	1,047,750
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	1,075,000	1,158,312
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	300,000	267,000
KAR Holdings, Inc. Company Guar. Notes 8.91% due 05/01/14*	750,000	622,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	825,000	721,875
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	589,000	612,560
MXEnergy Holdings, Inc. Senior Notes 10.81% due 08/01/11(4)	1,250,000	1,131,250
PNA Intermediate Holding Corp. Senior Notes 10.07% due 02/15/13*	275,000	248,875
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(4)	625,000	562,500
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	600,000	549,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	384,000

		12,338,087

Specified Purpose Acquisitions — 0.3%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	831,000	848,635

Steel-Producer — 0.5%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,525,000	1,433,500

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	800,000	696,000
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	825,000	701,250

		1,397,250

Telecom Services — 1.4%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	450,000	405,000
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,683,500
MasTec, Inc. Senior Notes 7.63% due 02/01/17	725,000	670,625
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,475,000	1,375,437

		4,134,562

Telephone-Integrated — 1.2%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	248,875
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	825,000	787,875
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	638,000	606,100
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	100,000	86,000
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,625,000	1,608,750

		3,337,600

Television — 1.9%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,495,000	1,409,037
Paxson Communications Corp. Senior Notes 7.51% due 01/15/12*(4)	325,000	292,500
Paxson Communications Corp. Sec. Senior Notes 10.51% due 01/15/13*(4)	2,975,000	2,573,375
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	775,000	527,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	825,000	614,625

		5,416,537

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Theaters — 0.8%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	$1,755,000	$1,540,013
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	750,000	686,250

		2,226,263

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,325,000	1,132,875

Transport-Air Freight — 3.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	6,710,491
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,846,516	1,878,830
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	580,958
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,525,152

		10,695,431

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	300,000	303,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	525,000	499,406

		802,406

Travel Service — 0.6%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	1,655,000	1,572,250

Vitamins & Nutrition Products — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14	150,000	123,000

Total Corporate Bonds & Notes (cost $224,210,985)		211,555,366

FOREIGN CORPORATE BONDS & NOTES — 8.5%
Building & Construction-Misc. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	585,000	570,375

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	175,000	127,750

Containers-Metal/Glass — 0.8%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,675,000	2,333,937

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,550,000	1,619,750

Electronic Components-Misc. — 0.5%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,630,000	1,424,212

Food-Meat Products — 0.8%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,325,000	1,278,625
JBS SA Senior Notes 10.50% due 08/04/16*	1,000,000	930,000

		2,208,625

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(8)	4,590,000	4,590

Medical-Drugs — 1.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	525,000	404,250
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(4)	1,525,000	1,372,500
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,200,000	1,128,000

		2,904,750

Metal Processors & Fabrication — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08†(1)(3)(8)(11)	3,329,000	66,580

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*	475,000	440,563

Music — 0.1%
Corporacion Interamericana de Entretenimiento SAB de CV Senior Notes 8.88% due 06/14/15*	310,000	322,400

Oil Companies-Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	725,000	670,625
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*	1,400,000	1,358,000

		2,028,625

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	$125,000	$120,625
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	400,000	272,000
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,650,000	1,353,000

		1,745,625

Printing-Commercial — 0.3%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†(8)(9)	1,820,000	855,400

Satellite Telecom — 1.8%
Intelsat Bermuda, Ltd. Company Guar. Notes 7.58% due 01/15/15(4)	1,840,000	1,840,000
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	925,000	925,000
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	2,400,000	1,968,000
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	575,000	434,125

		5,167,125

Special Purpose Entity — 0.4%
Hellas Telecommunications Luxembourg II Sub. Notes 10.01% due 01/15/15*(4)	1,240,000	1,004,400

Telecom Services — 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	650,000	663,000

Transport-Marine — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	725,000	676,063

Transport-Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	360,500

Total Foreign Corporate Bonds & Notes (cost $31,640,215)		24,524,270

LOANS(13)(14) — 5.6%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. 9.39% due 03/01/11†(1)(8)(9)	1,200,000	645,000

Building-Residential/Commercial — 0.3%
TOUSA, Inc. 13.13% due 07/31/13(1)	1,045,539	882,174

Computer Services — 0.3%
Compucom Systems, Inc. 8.63% due 08/30/14(1)	997,500	917,700

Diversified Financial Services — 1.0%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11(1)(2)(5)	1,882,851	1,736,930
Wind Finance SL S.A. 11.32% due 11/26/14(1)	1,000,000	1,007,500

		2,744,430

Electric Products-Misc. — 0.3%
Texas Competitive Electric 8.62% due 10/10/14	997,500	919,854

Food-Misc. — 0.3%
Dole Food Co 7.33% due 04/12/13(1)	229,601	209,740
Dole Food Co. 8.50% due 04/01/13(1)	765,336	699,135

		908,875

Leisure Products — 0.2%
AMC Entertainment Holdings, Inc. 9.99% due 06/15/12(1)(2)	527,581	504,169

Medical-Drugs — 0.5%
Triax Pharmaceuticals LLC Senior Sec. Notes 15.54% due 08/30/11(1)(3)(16)(17)	1,515,279	1,362,702

Medical-Hospitals — 0.4%
Iasis Healthcare Corp. 10.61% due 06/15/14(1)	1,082,746	989,811

Oil-Field Services — 0.6%
Stallion Oilfield Service 9.82% due 07/30/12(1)(2)	2,000,000	1,800,000

Rental Auto/Equipment — 0.1%
Neff Corp. 8.90% due 11/30/14(1)	500,000	378,125

Satellite Telecom — 0.5%
Intelsat Bermuda Ltd. 6.60% due 07/03/12	972,222	912,917
Intelsat Corp. 6.71% due 01/03/14	498,737	468,314

		1,381,231

Telecom Services — 0.6%
Telesat Canada 9.00% due 10/31/08(1)(2)	1,000,000	870,000
Telesat Holdings, Inc. 8.09% due 10/30/14(1)(2)(17)	921,260	874,045
Telesat LLC 8.00% due 10/31/14(1)(2)	25,197	23,906

		1,767,951

Travel Service — 0.3%
Travelport Holdngs, Ltd 12.20% due 03/27/12(1)(2)	1,098,554	950,249

Total Loans (cost $17,633,710)		16,152,271

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

OTHER INVESTMENTS — 0.2%
Independent Power Producers — 0.2%
Calpine Corp.
Unsecured Claim
Class C-7, Claim No. 2625(19) (cost $791,500)	800,000	$708,000

COMMON STOCK — 3.5%
Casino Services — 0.2%
Capital Gaming International, Inc.†(3)	103	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	402,184

		402,184

Cellular Telecom — 2.4%
iPCS, Inc.(1)(2)	264,433	6,803,861

Independent Power Producers — 0.1%
Mirant Corp.†	5,913	217,835

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC(1)(3)(15)	128,418	53,936

Medical-Hospitals — 0.1%
MedCath Corp.†	13,215	328,789

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(1)(3)	70,165	702

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	89	123

Oil-Field Services — 0.7%
Trico Marine Services, Inc.†	63,588	2,040,539

Total Common Stock (cost $3,842,798)		9,847,969

PREFERRED STOCK — 1.7%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C(1)(3)(15)	39,177	78,353

Medical-Generic Drugs — 0.4%
Mylan, Inc. Convertible 6.50%	925	977,956

Oil Companies-Exploration & Production — 1.3%
EXCO Resources, Inc. Convertible 7.00% Series A-1(2)(3)(5)	302	3,140,800
Transmeridian Exploration, Inc. 15.00%(3)(5)	7,581	568,575

		3,709,375

Total Preferred Stock (cost $4,717,860)		4,765,684

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(3)	44,885	4,489

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(3)	3,500	0

		0

Telephone-Integrated — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(3)	2,400	24

Total Warrants (cost $209,790)		4,513

Total Long-Term Investment Securities (cost $285,811,441)		269,795,011

REPURCHASE AGREEMENT — 2.6%
UBS Securities, LLC Joint Repurchase Agreement(18) (cost $7,550,000)	$7,550,000	7,550,000
TOTAL INVESTMENTS (cost $293,361,441)(7)	96.5%	277,345,011
Other assets less liabilities	3.5	10,197,747

NET ASSETS	100.0%	$287,542,758
BONDS & NOTES SOLD SHORT — (2.1%)
Special Purpose Entities — (2.1%)
CDX North America High Yield Credit Linked Certificates, Series 9-TI 8.75% due 12/29/12* (Proceeds ($5,907,938))	(6,075,000)	(5,976,281)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $62,427,638 representing 21.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security
(2)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the High Yield Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings 9.99% due 06/15/12 Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813
	12/15/07	13,768	15,007

		527,581	516,320	$504,169	$0.96	0.18%
Critical Care Systems International, Inc. Common Stock	6/20/06	70,165	583,324	702	0.01	0.00%
Exco Resources, Inc. Preferred Stock	3/29/07	243	2,430,000
	3/29/07	59	590,000

		302	3,020,000	3,140,800	10,400.00	1.09%
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	1,125,000	1,125,000	1,068,750	0.95	0.37%
IPCS, Inc. Common Stock	7/20/04	264,433	4,011,644	6,803,861	25.73	2.37%
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	402,184	22.88	0.14%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	4,750,000	0	0	0	0.00%
Stallion Oilfield Service 9.82% due 07/30/12 Loan Agreement	7/18/07	1,000,000	980,000
	12/4/07	1,000,000	950,000

		2,000,000	1,930,000	1,800,000	0.90	0.63%
Telesat Canada 9.00% due 10/31/08 Loan Agreement	1/30/08	1,000,000	870,000	870,000	0.87	0.30%
Telesat Holdings, Inc. 8.09% due 10/30/14 Loan Agreement	10/15/07	921,260	901,259	874,045	0.95	0.30%
Telesat LLC 8.00% due 10/30/14 Loan Agreement	12/17/07	5,249	5,249
	1/30/08	19,948	19,948

		25,197	25,197	23,906	0.95	0.01%
Travelport Holdings, Ltd. 12.20% due 03/27/12 Loan Agreement	3/30/07	1,000,000	970,000
	8/1/07	32,389	32,389
	9/28/07	32,255	32,255
	12/31/07	33,910	33,910

		1,098,554	1,068,554	950,249	0.86	0.33%
Wind Acquisition Holdings Finance S.A. 12.61% due 12/21/11 Loan Agreement	2/27/07	206,305	206,843
	3/6/07	206,305	206,343
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098

		$1,882,851	1,885,722	1,736,930	0.92	0.60%

				$18,175,596		6.32%

(3)	Fair valued security; see Note 2
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Bond in default
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Bond is in default and did not pay principal at maturity.
(11)	Company has filed bankruptcy in country of issuance.
(12)	Company has filed for Chapter 7 bankruptcy protection.
(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	Consist of more than one class of securities traded together as a unit.
(16)	A portion of the interest is paid in the form of additional bonds.
(17)	Loan is subject to an unfunded loan commitment. See Note 15 for details.
(18)	See Note 2 for details of Joint Repurchase Agreements
(19)	The claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Subsequent to January 31, 2008 the final reorganization plan was approved. Unsecured claim holders are expected to recover 99.9% of all debt including penalty interest, as set forth in the bankruptcy plan, in the form of new common stock.
(20)	Company has filed Chapter 11 bankruptcy protection subsequent to January 31, 2008.

See Notes to Financial Statements

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Sovereign	40.9%
Oil Companies-Exploration & Production	10.1
Diversified Financial Services	5.1
Special Purpose Entities	3.6
Pipelines	2.0
Banks-Commercial	2.0
Repurchase Agreements	1.9
Casino Hotels	1.8
Finance-Auto Loans	1.5
Electric-Integrated	1.5
Medical-Hospitals	1.5
Paper & Related Products	1.4
Chemicals-Specialty	1.3
Containers-Paper/Plastic	1.2
Containers-Metal/Glass	1.1
Cable TV	1.1
Telecom Services	0.9
Retail-Automobile	0.8
Chemicals-Diversified	0.7
Commercial Services	0.7
Telephone-Integrated	0.7
Diversified Manufacturing Operations	0.6
Real Estate Investment Trusts	0.6
Finance-Investment Banker/Broker	0.6
Satellite Telecom	0.6
Electric-Generation	0.5
Wireless Equipment	0.5
Apparel Manufacturers	0.5
Publishing-Periodicals	0.5
Coal	0.5
Independent Power Producers	0.5
Transport-Services	0.5
Instruments-Scientific	0.5
Metal-Aluminum	0.4
Food-Meat Products	0.4
Non-Hazardous Waste Disposal	0.4
Poultry	0.4
Multimedia	0.4
Gambling (Non-Hotel)	0.4
Retail-Drug Store	0.4
Television	0.3
Office Furnishings-Original	0.3
Pharmacy Services	0.3
Auto-Cars/Light Trucks	0.3
Food-Wholesale/Distribution	0.3
Auto/Truck Parts & Equipment-Original	0.3
Building & Construction Products-Misc.	0.3
Medical Products	0.3
Electronic Components-Semiconductors	0.3
Retail-Apparel/Shoe	0.3
Consumer Products-Misc.	0.3
Printing-Commercial	0.3
Banks-Special Purpose	0.3
Computer Services	0.2
Tobacco	0.2
Oil-Field Services	0.2
Agricultural Chemicals	0.2
Metal-Diversified	0.2
Dialysis Centers	0.2
Medical-Outpatient/Home Medical	0.2
Medical-Drugs	0.2
Chemicals-Other	0.2
Food-Misc.	0.2
Beverages-Wine/Spirits	0.2
Medical-Nursing Homes	0.2
Seismic Data Collection	0.2
Advertising Agencies	0.1
Decision Support Software	0.1
Data Processing/Management	0.1
Food-Retail	0.1
Machinery-Electrical	0.1
Telecommunication Equipment	0.1
Investment Management/Advisor Services	0.1
Real Estate Management/Services	0.1
Building Products-Air & Heating	0.1
Diversified Operations	0.1

98.5%

Country Allocation*

United States	46.1%
Brazil	7.7
Philippines	5.7
Venezuela	4.8
Turkey	4.8
Mexico	4.6
Russia	4.1
Luxembourg	4.0
Argentina	1.9
Canada	1.6
Netherlands	1.4
Peru	1.4
Colombia	1.3
Panama	1.2
Chile	0.7
Ecuador	0.7
Bulgaria	0.8
United Kingdom	0.8
Bahamas	0.6
Ukrainian SSR	0.6
Trinidad and Tobago	0.5
Bermuda	0.5
Gabon	0.5
Egypt	0.5
France	0.4
Ivory Coast	0.3
South Korea	0.2
Qatar	0.2
Denmark	0.2
Cayman Islands	0.2
Nigeria	0.2

98.5%

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Credit Quality+#

AAA	2.7%
AA	1.2
A	5.4
BBB	16.4
BB	41.6
B	22.2
CCC	4.8
Below C	0.6
Not Rated@	5.1

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
American Home Mtg. Assets Series 2007-5, Class A3 3.68% due 06/25/47(1)(2)	$119,017	$90,498
American Home Mtg. Assets Series 2006-4, Class 1A3 3.69% due 10/25/46(1)(2)	100,984	78,153
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A4 5.41% due 09/10/47(3)	150,000	148,331
Banc of America Commercial Mtg., Inc., Series 2007-3, Class A4 5.75% due 07/10/17(3)	175,000	176,521
Banc of America Commercial Mtg., Inc., Series 2007-3, Class A4 5.84% due 06/10/49(3)	275,000	275,277
Bear Stearns Commercial Mtg. Securities Trust Series 2007-PW17, Class A4 5.69% due 06/11/50(3)	150,000	149,765
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 13C 0.00% due 07/27/36*(2)(4)(5)(6)	2,988,339	68,097
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 14C 0.00% due 08/27/36*(2)(4)(5)(6)	2,742,492	55,090
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 12C 0.00% due 02/27/37*(2)(4)(5)(6)	2,368,695	59,898
Bear Stearns Structured Products, Inc. Series 2007-N5, Class 5C 0.00% due 04/25/37*(2)(4)(5)(6)	3,382,898	98,315
Bear Stearns Structured Products, Inc. Series 2007-N3, Class 10C 0.00% due 04/27/37*(2)(4)(5)(6)	2,956,918	74,810
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/49(3)	100,000	98,730
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.89% due 12/10/49(3)	150,000	150,960
Commercial Mtg. Pass Through Certs. Series 2007-C9 Class A4 6.01% due 12/10/49(3)	150,000	152,085
Countrywide Alternative Loan Trust Series 2007-OA7, Class CP 2.09% due 05/25/47*(2)(5)(6)	2,031,954	64,929
Countrywide Alternative Loan Trust Series 2006-OA22, Class CP 3.50% due 09/25/35*(2)(4)(5)(6)	2,105,802	53,501
Countrywide Alternative Loan Trust Series 2006-OA16, Class M4 3.90% due 10/25/46(1)(2)(4)	100,000	44,000
Countrywide Alternative Loan Trust Series 2005-81, Class M1 4.08% due 02/25/37(1)(2)	74,719	52,547
Countrywide Alternative Loan Trust Series 2006-0A21, Class A3 4.21% due 03/20/47(1)(2)	118,701	92,404
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45	175,000	177,202
Greenpoint Mtg. Funding Trust Series 2006-AR4, Class M1 3.79% due 09/25/46(1)(2)	100,000	73,445
Harborview Mtg. Loan Trust Series 2006-8, Class B4 4.48% due 08/21/36(1)(2)(4)	100,000	47,000
Harborview Mtg. Loan Trust Series 2005-16, Class B2 4.63% due 01/19/36(1)(2)	147,658	105,806
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB19, Class A4 5.75% due 02/12/49	175,000	176,216
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49	175,000	177,287
Lehman Brothers UBS Commercial Mtg. Trust Series 2007-C6, Class A4 5.86% due 07/15/40	150,000	151,728
Lehman XS Trust Series 2007-4N, Class M4 4.38% due 03/25/47(1)(2)(4)	175,000	112,438
Luminent Mtg. Trust Series 2006-5, Class B1 3.74% due 07/25/36(1)(2)	149,391	101,763
Residential Accredit Loans, Inc. Series 2007-QO3, Class SB 0.00% due 03/25/47*(2)(4)(5)(6)	1,638,108	57,334
Residential Accredit Loans, Inc. Series 2007-QO4, Class SB 0.00% due 05/25/47*(2)(4)(5)(6)	2,634,518	98,794
Wachovia Bank Commercial Mtg. Trust Series 2007, Class A3 5.74% due 06/15/49	150,000	150,725

Total Asset Backed Securities (cost $3,673,574)		3,413,649

CORPORATE BONDS & NOTES — 38.1%
Advertising Agency — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	140,000	115,500

Agricultural Chemicals — 0.2%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	195,000	191,588

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Apparel Manufacturers — 0.5%
Oxford Industries, Inc. Senior Notes 8.88% due 06/01/11		$150,000	$146,625
Phillips-Van Heusen Senior Notes 7.25% due 02/15/11		275,000	275,687

			422,312

Auto-Cars/Light Trucks — 0.3%
General Motors Corp. Senior Notes 7.13% due 07/15/13		170,000	144,925
General Motors Corp. Senior Bonds 8.38% due 07/15/33		135,000	109,688

			254,613

Auto/Truck Parts & Equipment-Original — 0.3%
Arvinmeritor, Inc. Senior Notes 8.75% due 03/01/12		275,000	251,625

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Bonds 7.25% due 05/15/17		155,000	147,250

Building & Construction Products-Misc. — 0.3%
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14		310,000	241,800

Building Products-Air & Heating — 0.1%
Goodman Global Holdings, Inc. Senior Notes 7.99% due 06/15/12(6)		54,000	54,540

Building-Residential/Commercial — 0.0%
Pulte Homes, Inc. Company Guar. Bonds 6.38% due 05/15/33		30,000	23,850

Cable TV — 1.1%
Cablevision Systems Corp. Senior Notes 9.64% due 04/01/09(6)		335,000	335,000
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15		116,000	83,085
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10		90,000	85,275
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11		360,000	354,600
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14		15,000	14,644

			872,604

Casino Hotels — 1.8%
Harrah’s Operating Co, Inc. Company Guar. Bonds 5.38% due 12/15/13		190,000	129,200
Las Vegas Sands Corp. Company Guar. Senior Notes 6.38% due 02/15/15		325,000	290,875
MGM Mirage, Inc. Company Guar. Sec. Senior Notes 6.00% due 10/01/09		660,000	656,700
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12		385,000	335,913
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16		105,000	92,531

			1,505,219

Chemicals-Diversified — 0.4%
Innophos Holdings, Inc. Senior Notes 9.50% due 04/15/12*		110,000	103,400
Westlake Chemical Corp. Company Guar. Senior Notes 6.63% due 01/15/16		195,000	177,450

			280,850

Chemicals-Other — 0.2%
Innophos, Inc. Company Guar. Senior Notes 8.88% due 08/15/14		175,000	171,938

Chemicals-Specialty — 0.9%
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12		205,000	208,075
Johnsondiversey, Inc. Senior Sub. Notes 9.63% due 05/15/12	EUR	95,000	136,999
Nalco Co. Senior Notes 7.75% due 11/15/11		180,000	180,000
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13		220,000	223,300

			748,374

Coal — 0.5%
Foundation Pennsylvania Coal Co. Company Guar. Senior Notes 7.25% due 08/01/14		70,000	68,950
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13		350,000	333,375

			402,325

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Commercial Services — 0.7%
ARAMARK Corp. Company Guar. Notes 5.00% due 06/01/12	$110,000	$95,150
ARAMARK Corp. Company Guar. Notes 8.41% due 02/01/15(6)	15,000	13,425
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	55,000	54,725
Iron Mountain, Inc. Company Guar. Senior Notes 7.75% due 01/15/15	210,000	213,675
Iron Mountain, Inc. Company Guar. Senior Notes 8.63% due 04/01/13	165,000	166,650

		543,625

Computer Services — 0.2%
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	195,000	197,925

Consumer Products-Misc. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	255,000	218,025

Containers-Metal/Glass — 0.9%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13	150,000	151,125
Owens-Illinois, Inc. Senior Notes 7.35% due 05/15/08	30,000	30,038
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	535,000	539,012

		720,175

Containers-Paper/Plastic — 1.2%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	265,000	235,187
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	170,000	127,500
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12	60,000	52,800
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14	295,000	249,275
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	320,000	301,600

		966,362

Data Processing/Management — 0.1%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15*	100,000	88,500

Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	145,000	110,200

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	180,000	177,300

Diversified Manufacturing Operations — 0.6%
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(7)	165,000	139,425
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	110,000	117,150
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	295,000	266,237

		522,812

Diversified Minerals — 0.0%
Glencore Nickel Property, Ltd. Bonds 9.00% due 12/01/14†(4)(8)	135,000	14

Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	50,000	36,580
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	25,000	17,514

		54,094

Electric-Generation — 0.2%
The AES Corp. Senior Notes 7.75% due 03/01/14	135,000	137,700
The AES Corp. Senior Notes 8.88% due 02/15/11	26,000	26,975
The AES Corp. Senior Notes 9.38% due 09/15/10	30,000	31,350

		196,025

Electric-Integrated — 1.5%
Ipalco Enterprises, Inc. Sec. Notes 8.38% due 11/14/08	165,000	167,475
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11	80,000	84,800
Nevada Power Co. General Refunding Mtg. Bond 8.25% due 06/01/11	140,000	152,827
PSEG Energy Holdings LLC Senior Notes 8.63% due 02/15/08	192,000	192,163
Sierra Pacific Power Co. General Refunding Mtg. Bond 6.25% due 04/15/12	120,000	125,570

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15		$350,000	$343,875
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*		180,000	176,850

			1,243,560

Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14		295,000	239,688

Finance-Auto Loans — 1.5%
Ford Motor Credit Co. LLC Notes 7.00% due 10/01/13		360,000	301,795
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11		510,000	452,803
GMAC LLC Notes 6.88% due 09/15/11		575,000	502,709

			1,257,307

Finance-Investment Banker/Broker — 0.6%
JPMorgan Chase & Co. Senior Notes 7.00% due 06/28/17*	RUB	12,000,000	449,361

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11		225,000	219,375
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13		85,000	83,300
Smithfield Foods, Inc. Senior Notes 8.00% due 10/15/09		50,000	50,625

			353,300

Food-Misc. — 0.2%
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13		155,000	152,675

Food-Retail — 0.1%
Delhaize America, Inc. Company Guar. Notes 9.00% due 04/15/31		74,000	87,465

Food-Wholesale/Distribution — 0.3%
Supervalu, Inc. Notes 7.50% due 05/15/12		145,000	151,267
Supervalu, Inc. Senior Notes 7.50% due 11/15/14		100,000	101,375

			252,642

Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc. Company Guar. Senior Notes 7.00% due 03/01/14		415,000	319,550

Independent Power Producers — 0.5%
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17		200,000	193,750
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17		195,000	190,125

			383,875

Instruments-Scientific — 0.5%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15		365,000	367,503

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(4)(8)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(4)(8)		400,000	0

			0

Investment Management/Advisor Services — 0.1%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*		70,000	70,350

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17		90,000	87,300

Medical Products — 0.3%
Fresenius Medical Care Capital Trust Company Guar. Notes 7.88% due 06/15/11		190,000	194,275
Invacare Corp. Company Guar. Notes 9.75% due 02/15/15		45,000	45,450

			239,725

Medical-Drugs — 0.2%
Warner Chilcott Corp. Company Guar. Notes 8.75% due 02/01/15		170,000	173,400

Medical-Hospitals — 1.5%
Columbia HCA, Inc. Notes 7.69% due 06/15/25		275,000	221,152
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15		190,000	191,187
HCA, Inc. Senior Notes 5.75% due 03/15/14		135,000	114,075
HCA, Inc. Senior Notes 6.25% due 02/15/13		165,000	147,263

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)

HCA, Inc. Bonds 6.50% due 02/15/16	$200,000	$169,750
HCA, Inc. Senior Notes 9.13% due 11/15/14	55,000	57,131
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	270,000	237,600
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	85,000	81,175

		1,219,333

Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	140,000	140,700

Medical-Outpatient/Home Medical — 0.2%
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	170,000	175,100

Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	170,000	180,625

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12†(11)(15)	205,000	19,475

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	125,000	120,625
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	75,000	73,688
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	155,000	156,937

		351,250

Office Furnishings-Original — 0.3%
Interface, Inc. Senior Sub. Notes 9.50% due 02/01/14	205,000	209,613
Interface, Inc. Senior Notes 10.38% due 02/01/10	60,000	61,800

		271,413

Oil Companies-Exploration & Production — 7.0%
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	315,000	263,025
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	45,000	37,575
Chesapeake Energy Corp. Senior Notes 6.38% due 06/15/15	95,000	92,150
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	260,000	265,850
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	60,000	58,650
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	400,000	383,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18*	1,770,000	1,799,205
Pemex Project Funding Master Trust Company Guar. Notes 6.29% due 06/15/10*(6)	1,000,000	1,003,500
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 12/01/23	440,000	545,600
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,263,905

		5,712,460

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16	190,000	192,850

Paper & Related Products — 0.4%
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	225,000	214,312
Glatfelter Company Guar. Notes 7.13% due 05/01/16	70,000	69,125

		283,437

Pharmacy Services — 0.3%
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	215,000	196,725
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	75,000	67,500

		264,225

Pipelines — 2.0%
Colorado Interstate Gas Co. Senior Notes 6.80% due 11/15/15	495,000	522,852
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	205,000	186,550
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	310,000	306,293

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	$185,000	$195,392
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	395,000	435,488

		1,646,575

Poultry — 0.4%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15	370,000	350,575

Printing-Commercial — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	255,000	211,650

Publishing-Periodicals — 0.5%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	156,000	159,120
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	290,000	259,550

		418,670

Real Estate Investment Trusts — 0.6%
Host Marriott LP Senior Notes 7.13% due 11/01/13	520,000	514,800

Real Estate Management/Services — 0.1%
Realogy Corp. Senior Notes 10.50% due 04/15/14*	95,000	67,925

Retail-Apparel/Shoe — 0.3%
Brown Shoe, Inc. Company Guar. Notes 8.75% due 05/01/12	215,000	219,300

Retail-Automobile — 0.8%
Asbury Automotive Group Company Guar. Notes 7.63% due 03/15/17	105,000	85,050
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	185,000	165,575
Sonic Automotive, Inc. Senior Sub. Notes 8.63% due 08/15/13	405,000	380,700

		631,325

Retail-Drug Store — 0.4%
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	315,000	303,581

Satellite Telecom — 0.1%
PanAmSat Corp. Company Guar. Senior Notes 9.00% due 08/15/14	39,000	38,708

Special Purpose Entities — 1.8%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*	175,245	199,616
CDX North America High Yield Credit Linked Certificates, Series 9-TI 8.75% due 12/29/12	750,000	737,813
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	390,000	390,000
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12	106,000	109,710

		1,437,139

Telecom Services — 0.1%
Qwest Corp. Notes 5.63% due 11/15/08	60,000	59,700

Telephone-Integrated — 0.5%
Citizens Communications Co. Senior Notes 6.25% due 01/15/13	100,000	95,000
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	85,000	83,512
Qwest Communication International, Inc. Company Guar. Notes 8.37% due 02/15/09(6)	126,000	125,370
Windstream Corp. Senior Notes 8.13% due 08/01/13	90,000	92,250

		396,132

Television — 0.3%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	95,000	89,537
LIN Television Corp. Senior Sec. Notes 6.50% due 05/15/13	95,000	89,538
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*	130,000	97,175

		276,250

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 6.50% due 07/15/10	190,000	196,974

Web Hosting/Design — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(4)(8)	485,000	0

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Wireless Equipment — 0.5%
American Tower Corp. Senior Notes 7.13% due 10/15/12		$250,000	$256,875
American Tower Corp. Senior Notes 7.50% due 05/01/12		165,000	169,537

			426,412

Total Corporate Bonds & Notes (cost $34,045,433)			31,163,730

FOREIGN CONVERTIBLE BONDS & NOTES — 0.1%
Telecommunication Equipment — 0.1%
Nortel Networks Corp. Company Guar. Notes 4.25% due 09/01/08 (cost $74,411)		75,000	73,969

FOREIGN CORPORATE BONDS & NOTES — 13.1%
Banks-Commercial — 1.8%
Banco ABN AMRO Real SA/Cayman Island Notes 16.20% due 02/22/10(4)	BRL	830,000	498,991
Russian Agricultural Bank Bonds 6.30% due 05/15/17*		399,000	378,052
Russian Agricultural Bank Bonds 7.18% due 05/16/13		100,000	102,790
Russian Agricultural Bank Notes 7.18% due 05/16/13*		480,000	492,000

			1,471,833

Banks-Special Purpose — 0.2%
Korea Development Bank Notes 5.30% due 01/17/13		200,000	203,499

Chemicals-Diversified — 0.3%
FMC Finance III SA Senior Notes 6.88% due 07/15/17*		265,000	265,000

Chemicals-Specialty — 0.4%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	100,000	129,343
SGL Carbon Luxembourg SA Senior Notes 8.50% due 02/01/12*	EUR	110,000	171,305

			300,648

Containers-Metal/Glass — 0.2%
Crown European Holdings SA Company Guar. Notes 6.25% due 09/01/11	EUR	110,000	154,133

Diversified Financial Services — 0.9%
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*		730,000	722,700

Electric-Generation — 0.3%
Intergen NV Sec. Notes 9.00% due 06/30/17*		230,000	239,775

Metal-Aluminum — 0.4%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15		385,000	355,162

Multimedia — 0.4%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12		359,679	340,796

Oil Companies-Exploration & Production — 3.1%
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12*		440,000	471,802
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12		130,000	139,396
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		648,000	631,800
Gaz Capital for Gazprom Notes 8.63% due 04/28/34		730,000	893,374
Husky Oil, Ltd. Bonds 8.90% due 08/15/08(9)		230,000	233,268
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		165,000	161,700

			2,531,340

Paper & Related Products — 1.1%
Pindo Deli Finance BV Company Guar. Notes zero coupon due 04/28/25*(6)		1,743,170	178,675
Pindo Deli Finance BV Company Guar. Notes 4.25% due 04/28/15*(6)		102,283	85,918
Pindo Deli Finance BV Company Guar. Notes 4.25% due 04/28/18*(6)		432,197	196,650
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(6)		724,965	74,309
Tjiwi Kimia Finance BV Company Guar. Notes 4.25% due 04/28/15(6)		271,216	227,821
Tjiwi Kimia Finance BV Company Guar. Notes 4.29% due 04/28/18*(6)		293,490	133,538

			896,911

Satellite Telecom — 0.5%
Intelsat Bermuda, Ltd. Company Guar. Notes 7.58% due 01/15/15(6)		145,000	145,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15		265,000	264,006

			409,006

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Seismic Data Collection — 0.2%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15		$140,000	$137,900

Special Purpose Entities — 1.8%
Credit Suisse International Notes 5.88% due 12/20/12(4)		520,000	527,979
Credit Suisse International Notes 6.74% due 12/20/12(4)		520,000	523,582
National Gas Co. Notes 6.05% due 01/15/36*		460,000	441,919

			1,493,480

Specified Purpose Acquisitions — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(4)(8)		600,000	60

Telecom Services — 0.8%
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		257,000	277,560
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*		80,000	81,200
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		270,000	286,200

			644,960

Telephone-Integrated — 0.2%
NTL Cable PLC Company Guar. Senior Notes 8.75% due 04/15/14		45,000	41,175
TDC A/S Notes 6.50% due 04/19/12	EUR	70,000	102,118

			143,293

Transport-Services — 0.5%
CHC Helicopter Corp. Senior Sub. Notes 7.38% due 05/01/14		410,000	378,225

Total Foreign Corporate Bonds & Notes (cost $10,890,755)			10,688,721

FOREIGN GOVERNMENT AGENCIES — 39.9%
Sovereign — 39.9%
Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	2,060,000	378,491
Citigroup, Inc. Nota do Tesouro Nacional Credit Linked Notes 6.00% due 05/18/09*		350,000	485,793
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,220,000	1,244,400
Federal Republic of Brazil Notes 8.00% due 01/15/18		598,000	675,740
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,820,000	2,264,990
Federal Republic of Brazil Bonds 10.50% due 07/14/14		340,000	437,070
Federal Republic of Brazil Notes 11.00% due 08/17/40		310,000	416,175
Republic of Argentina Notes 1.38% due 12/15/08(9)(12)	ARS	6,257,806	186,268
Republic of Argentina Bonds 5.83% due 12/31/33	ARS	915,000	352,035
Republic of Argentina Notes 8.28% due 12/31/33		681,936	628,063
Republic of Argentina Bonds 8.28% due 12/31/33		82,519	64,365
Republic of Argentina Senior Notes 41.43% due 04/10/05†(10)		770,000	333,988
Republic of Brazil Notes 8.88% due 04/15/24		210,000	265,125
Republic of Brazil Notes 14.50% due 10/15/09		459,000	539,784
Republic of Bulgaria Bonds 8.25% due 01/15/15*		189,000	224,910
Republic of Bulgaria Bonds 8.25% due 01/15/15		310,000	369,830
Republic of Colombia Bonds 7.38% due 09/18/37		560,000	597,800
Republic of Colombia Bonds 11.75% due 02/25/20		245,000	358,313
Republic of Columbia Notes 8.25% due 12/22/14		112,000	127,904
Republic of Ecuador Notes 9.38% due 12/15/15		100,000	101,750
Republic of Ecuador Bonds 10.00% due 08/15/30(7)		510,000	493,425
Republic of Gabon Senior Notes 8.20% due 12/12/17		371,000	387,231
Republic of Ivory Coast Collateralized Bonds 3.00% due 03/31/18†(11)		570,000	211,373

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Republic of Panama Bonds 7.13% due 01/29/26		$190,000	$201,590
Republic of Panama Notes 7.25% due 03/15/15		140,000	154,700
Republic of Panama Bonds 9.38% due 04/01/29		310,000	409,200
Republic of Panama Bonds 9.63% due 02/08/11		180,000	204,750
Republic of Peru Bonds 8.38% due 05/03/16		180,000	214,560
Republic of Peru Bonds 8.75% due 11/21/33		410,000	542,225
Republic of Peru Bonds 9.88% due 02/06/15		265,000	334,894
Republic of Philippines Notes 8.88% due 03/17/15		1,830,000	2,159,400
Republic of Philippines Notes 9.00% due 02/15/13		450,000	519,750
Republic of Philippines Senior Notes 9.50% due 02/01/30		1,530,000	2,023,425
Republic of Turkey Notes 6.75% due 04/03/18		1,642,000	1,695,365
Republic of Turkey Notes 11.00% due 01/14/13		1,496,000	1,851,300
Republic of Turkey Senior Notes 11.88% due 01/15/30		229,000	358,957
Republic of Venezuela Bonds 5.75% due 02/26/16		200,000	167,200
Republic of Venezuela Notes 8.50% due 10/08/14		320,000	319,200
Republic of Venezuela Bonds 9.25% due 09/15/27		1,956,000	1,985,340
Republic of Venezuela Notes 10.75% due 09/19/13		1,290,000	1,419,000
Russian Federation Bonds 7.50% due 03/31/30(7)		227,862	261,882
Russian Federation Bonds 7.50% due 03/31/30*(7)		388	447
Russian Federation Notes 12.75% due 06/24/28		1,325,000	2,428,725
State of Qatar Senior Bonds 9.75% due 06/15/30		120,000	190,056
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		480,000	481,200
United Mexican States Notes 5.63% due 01/15/17		240,000	248,160
United Mexican States Bonds 8.00% due 12/17/15	MXN	10,840,000	1,022,765
United Mexican States Bonds 9.50% due 12/18/14	MXN	21,930,000	2,230,061

Total Foreign Government Agencies (cost $30,593,400)			32,568,975

FOREIGN GOVERNMENT TREASURIES — 0.8%
Sovereign — 0.8%
Russian Ministry of Finance 3.00% due 05/14/11 (cost $689,772)		730,000	686,200

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(4)(8)		11,286	0

Electric-Integrated — 0.0%
PNM Resources, Inc.		63	1,217

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda, Ltd.†		603	6

Telephone-Integrated — 0.0%
XO Holdings, Inc.		682	1,323

Total Common Stock (cost $418,866)			2,546

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(4)(8) (cost $0)		1	6

PUT OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
Euro Dollar Future March 2008 (strike price $94.75)		35	219
Euro Dollar Future March 2008 (strike price $94.50)		48	300

Total Options — Purchased (cost $14,678)			519

RIGHTS — 0.0%
Sovereign — 0.0%
Republic of Argentina Expires 12/15/35(12) (cost $20,700)		206,466	24,260

WARRANTS† — 0.3%
Banks-Commercial — 0.2%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(4)		750	172,500

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount**	(Note 2)

WARRANTS† (continued)

Sovereign — 0.1%
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(4)	2,650	$96,062

Telephone-Integrated — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)	1,369	233
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)	1,027	72
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)	1,027	51

		356

Total Warrants (cost $0)		268,918

Total Long-Term Investment Securities (cost $80,421,589)		78,891,493

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Treasury Bills — 0.1%
United States Treasury Bill 1.95% due 04/10/08 (cost $99,396)(13)	$100,000	99,213

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $1,516,042 and collateralized by $1,540,000 of Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $1,547,053 (cost $1,516,000)	1,516,000	1,516,000

TOTAL INVESTMENTS (cost $82,036,985)(14)	98.5%	$80,506,706
Other assets less liabilities	1.5	1,204,194

NET ASSETS	100.0%	$81,710,900

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $11,959,015 representing 14.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects the stated maturity date.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Fair valued security; see Note 2
(5)	Interest Only
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate in effect as of January 31, 2008.
(8)	Illiquid security
(9)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects next reset date.
(10)	Bond in default of principal and interest
(11)	Bond in default
(12)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Company has filed for Chapter 11 bankruptcy.
ARS  — Argentine Peso
BRL  — Brazilian Real
EGP  — Egyptian Pound
EUR  — Euro
MXN  — Mexican Peso
RUB  — Russian Ruble

SunAmerica Series Trust Worldwide High Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2008	(Depreciation)

9	Short	Euro Dollar Futures	March 2008	$2,144,116	$2,184,638	$(40,522)
6	Short	U.S. Treasury 2 Year Notes	March 2008	1,277,284	1,279,313	(2,029)
6	Long	U.S. Treasury 2 Year Notes	March 2008	1,262,095	1,279,313	17,218
104	Short	U.S. Treasury 5 Year Notes	March 2008	11,408,912	11,752,000	(343,088)
9	Long	U.S. Treasury 5 Year Notes	March 2008	988,241	1,017,000	28,759
97	Long	U.S. Treasury 5 Year Swap Futures	March 2008	10,384,636	10,768,516	383,880
14	Long	U.S. Treasury 10 Year Notes	March 2008	1,588,558	1,634,063	45,505
6	Long	U.S. Treasury Long Bonds	March 2008	710,093	715,875	5,782
4	Short	Euro Dollar Futures	June 2008	954,379	975,100	(20,721)
1	Long	U.S. Treasury 5 Year Notes	June 2008	112,760	112,578	(182)
4	Short	Euro Dollar Futures	September 2008	955,019	975,550	(20,531)
3	Short	Euro Dollar Futures	December 2008	717,680	730,763	(13,083)
2	Short	Euro Dollar Futures	March 2009	478,119	486,325	(8,206)
2	Short	Euro Dollar Futures	June 2009	477,571	485,325	(7,754)
2	Short	Euro Dollar Futures	September 2009	477,066	484,475	(7,409)
2	Short	Euro Dollar Futures	December 2009	476,588	483,675	(7,087)
2	Short	Euro Dollar Futures	March 2010	476,244	482,925	(6,681)
2	Short	Euro Dollar Futures	June 2010	475,894	482,150	(6,256)
2	Short	Euro Dollar Futures	September 2010	475,569	481,450	(5,881)
2	Short	Euro Dollar Futures	December 2010	475,212	480,800	(5,588)

						$(13,874)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

EUR	484,000	USD	712,847	04/30/08	$(4,608)

EUR  — Euro Dollar
USD  — United States Dollar

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Diversified Financial Services	12.2%
Federal National Mtg. Assoc.	11.0
Commercial Paper	6.5
Federal Home Loan Mtg. Corp.	6.2
Oil Companies-Integrated	4.6
Finance-Investment Banker/Broker	3.9
Telephone-Integrated	3.4
Banks-Super Regional	3.3
Medical-Drugs	3.2
Computers	2.6
Repurchase Agreements	2.5
Electric-Integrated	2.3
Oil Companies-Exploration & Production	2.0
Multimedia	1.9
Diversified Manufacturing Operations	1.8
Aerospace/Defense	1.6
Tobacco	1.6
Medical-HMO	1.6
Government National Mtg. Assoc.	1.6
Banks-Commercial	1.5
Transport-Rail	1.4
Sovereign	1.3
Electronic Components-Semiconductors	1.3
Banks-Fiduciary	1.2
Food-Retail	1.0
Networking Products	1.0
Insurance-Multi-line	0.9
Auto/Truck Parts & Equipment-Original	0.9
Applications Software	0.9
Special Purpose Entities	0.9
Oil Refining & Marketing	0.8
Web Portals/ISP	0.8
Cosmetics & Toiletries	0.8
Insurance-Property/Casualty	0.8
Federal Home Loan Bank	0.8
Enterprise Software/Service	0.7
Machinery-Construction & Mining	0.7
Insurance-Life/Health	0.7
Oil-Field Services	0.6
Telecom Equipment-Fiber Optics	0.6
Retail-Discount	0.6
Steel-Producers	0.6
Aerospace/Defense-Equipment	0.5
Medical Products	0.5
Auto-Cars/Light Trucks	0.5
Real Estate Investment Trusts	0.5
Retail-Restaurants	0.5
Metal-Diversified	0.4
Data Processing/Management	0.4
Cable TV	0.4
Consulting Services	0.4
Chemicals-Diversified	0.4
Medical-Biomedical/Gene	0.4
Food-Misc.	0.4
Investment Management/Advisor Services	0.4
Beverages-Non-alcoholic	0.4
United States Treasury Bonds	0.4
Retail-Drug Store	0.4
Consumer Products-Misc.	0.4
Machinery-Farming	0.4
Food-Wholesale/Distribution	0.3
Athletic Footwear	0.3
Computers-Memory Devices	0.3
Metal-Copper	0.3
Wireless Equipment	0.3
Retail-Office Supplies	0.2
Insurance-Reinsurance	0.2
Retail-Regional Department Stores	0.2
United States Treasury Notes	0.2
Agricultural Chemicals	0.2
Semiconductor Equipment	0.2
Finance-Credit Card	0.2
Banks-Mortgage	0.2
Office Automation & Equipment	0.2
Finance-Mortgage Loan/Banker	0.2
Electronic Parts Distribution	0.2
Gas-Distribution	0.2
Retail-Consumer Electronics	0.2
Therapeutics	0.2
Pharmacy Services	0.2
Paper & Related Products	0.2
E-Commerce/Services	0.2
Finance-Other Services	0.2
Medical-Wholesale Drug Distribution	0.2
Industrial Gases	0.2
Independent Power Producers	0.1
Electronic Design Automation	0.1
Oil & Gas Drilling	0.1
Retail-Apparel/Shoe	0.1
Oil Field Machinery & Equipment	0.1
Tennessee Valley Authority	0.1
Casino Services	0.1
Coal	0.1
Hotels/Motels	0.1
Health Care Cost Containment	0.1
Retail-Auto Parts	0.1
Property Trust	0.1
Telecom Services	0.1
Medical Instruments	0.1
Real Estate Management/Services	0.1
Finance-Consumer Loans	0.1
Printing-Commercial	0.1
Banks-Money Center	0.1
Vitamins & Nutrition Products	0.1
Investment Companies	0.1
Coatings/Paint	0.1
Engines-Internal Combustion	0.1
Medical-Generic Drugs	0.1
Machinery-General Industrial	0.1
Advertising Agencies	0.1
Telecommunication Equipment	0.1
Food-Confectionery	0.1
Chemicals-Specialty	0.1
Non-Hazardous Waste Disposal	0.1
Disposable Medical Products	0.1
Batteries/Battery Systems	0.1
Human Resources	0.1
Retail-Automobile	0.1
Apparel Manufacturers	0.1
Soap & Cleaning Preparation	0.1
Computer Services	0.1
Cruise Lines	0.1
Savings & Loans/Thrifts	0.1
Insurance-Mutual	0.1

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Retail-Building Products	0.1%
Medical-Hospitals	0.1
Food-Baking	0.1
Semiconductor Components-Integrated Circuits	0.1
Building-Residential/Commercial	0.1
Casino Hotels	0.1
Finance-Commercial	0.1
Funeral Services & Related Items	0.1
Pipelines	0.1

112.6%

*	Calculated as a percentage of net assets.
#	See Note 1

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.0%
Advertising Agency — 0.1%
Omnicom Group, Inc.	3,810	$172,860

Aerospace/Defense — 1.6%
Boeing Co.	6,300	524,034
General Dynamics Corp.	8,200	692,572
Lockheed Martin Corp.	7,440	802,925
Northrop Grumman Corp.	7,050	559,488
Raytheon Co.	8,560	557,598

		3,136,617

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	13,050	958,000

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,450	155,048
Monsanto Co.	2,300	258,612

		413,660

Apparel Manufacturer — 0.1%
VF Corp.	1,900	147,003

Applications Software — 0.9%
Compuware Corp.†	21,950	186,575
Infosys Technologies, Ltd. ADR	2,100	86,940
Microsoft Corp.	44,700	1,457,220

		1,730,735

Athletic Footwear — 0.3%
NIKE, Inc., Class B	10,200	629,952

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	3,350	167,333
BorgWarner, Inc.	3,650	184,726
Johnson Controls, Inc.	38,650	1,367,050

		1,719,109

Banks-Commercial — 0.1%
TCF Financial Corp.	3,200	68,000
Zions Bancorp	1,800	98,532

		166,532

Banks-Fiduciary — 1.2%
State Street Corp.	16,700	1,371,404
The Bank of New York Mellon Corp.	19,150	892,964

		2,264,368

Banks-Super Regional — 3.2%
Bank of America Corp.	32,050	1,421,417
Capital One Financial Corp.	2,900	158,949
Huntington Bancshares, Inc.	6,600	88,770
PNC Financial Services Group, Inc.	11,670	765,785
SunTrust Banks, Inc.	2,300	158,585
US Bancorp	25,650	870,818
Wachovia Corp.	3,050	118,737
Wells Fargo & Co.	71,650	2,436,816

		6,019,877

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,690	158,218

Beverages-Non-alcoholic — 0.4%
Pepsi Bottling Group, Inc.	4,400	153,340
PepsiAmericas, Inc.	3,500	86,240
The Coca-Cola Co.	9,000	532,530

		772,110

Building-Residential/Commercial — 0.0%
Toll Brothers, Inc.†	1,700	39,576

Cable TV — 0.1%
Comcast Corp., Class A†	6,350	115,316

Casino Services — 0.1%
International Game Technology	5,600	238,952

Chemicals-Diversified — 0.4%
Celanese Corp., Class A	4,600	171,028
Rohm & Haas Co.	11,000	586,850

		757,878

Chemicals-Specialty — 0.1%
Terra Industries, Inc.†	3,350	150,985

Coal — 0.1%
Walter Industries, Inc.	4,300	180,256

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	3,130	179,067

Computer Services — 0.1%
Computer Sciences Corp.†	3,400	143,888

Computers — 2.6%
Apple, Inc.†	7,127	964,711
Dell, Inc.†	8,200	164,328
Hewlett-Packard Co.	42,170	1,844,937
International Business Machines Corp.	18,090	1,941,781

		4,915,757

Computers-Memory Devices — 0.3%
EMC Corp.†	4,300	68,241
Network Appliance, Inc.†	5,500	127,710
SanDisk Corp.†	900	22,905
Seagate Technology	7,450	151,011
Western Digital Corp.†	8,400	222,180

		592,047

Consulting Services — 0.4%
Accenture Ltd., Class A	19,550	676,821
Hewitt Associates Inc., Class A†	3,800	141,246

		818,067

Consumer Products-Misc. — 0.4%
Clorox Co.	2,700	165,564
Kimberly-Clark Corp.	8,230	540,299

		705,863

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,100	315,700
Procter & Gamble Co.	18,850	1,243,157

		1,558,857

Cruise Lines — 0.1%
Carnival Corp.	3,100	137,919

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Data Processing/Management — 0.4%
Mastercard, Inc., Class A	3,800	$786,600
Paychex, Inc.	1,600	52,352

		838,952

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,700	164,169

Diversified Manufacturing Operations — 1.6%
Danaher Corp.	7,200	536,040
General Electric Co.	44,750	1,584,597
Honeywell International, Inc.	13,800	815,166
Parker Hannifin Corp.	2,750	185,928

		3,121,731

E-Commerce/Services — 0.2%
Expedia, Inc.†	6,100	140,422
priceline.com, Inc.†	1,550	168,206

		308,628

Electric-Integrated — 2.0%
American Electric Power Co., Inc.	7,600	325,508
CenterPoint Energy, Inc.	10,860	173,869
CMS Energy Corp.	22,700	355,709
Constellation Energy Group, Inc.	1,300	122,148
Dominion Resources, Inc.	13,550	582,650
Edison International	21,400	1,116,224
FirstEnergy Corp.	7,900	562,638

FPL Group, Inc.	1,800	116,064
Public Service Enterprise Group, Inc.	3,150	302,400
Sierra Pacific Resources	9,500	142,215

		3,799,425

Electronic Components-Semiconductors — 1.2%
Altera Corp.	14,400	243,216
Amkor Technology, Inc.†	14,150	108,106
MEMC Electronic Materials, Inc.†	6,870	490,930
NVIDIA Corp.†	23,500	577,865
ON Semiconductor Corp.†	15,850	102,708
Xilinx, Inc.	39,150	856,211

		2,379,036

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	10,100	102,515
Synopsys, Inc.†	7,120	156,782

		259,297

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	5,400	184,788
Avnet, Inc.†	5,200	185,172

		369,960

Energy-Alternate Sources — 0.0%
Sunpower Corp., Class A†	800	55,272

Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,660	176,705

Enterprise Software/Service — 0.7%
BMC Software, Inc.†	6,820	218,513
CA, Inc.†	6,850	150,906
Oracle Corp.†	41,870	860,428
Sybase, Inc.†	6,750	190,485

		1,420,332

Finance-Commercial — 0.1%
CIT Group, Inc.	3,500	97,860

Finance-Credit Card — 0.1%
Discover Financial Services	6,735	117,863

Finance-Investment Banker/Broker — 2.3%
Citigroup, Inc.	26,000	733,720
Lehman Brothers Holdings, Inc.	8,700	558,279
Merrill Lynch & Co., Inc.	11,300	637,320
Morgan Stanley	14,350	709,320
Raymond James Financial, Inc.	6,050	169,945
TD Ameritrade Holding Corp.†	22,250	417,410
The Goldman Sachs Group, Inc.	6,230	1,250,797

		4,476,791

Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	3,300	111,738
Freddie Mac	4,300	130,677

		242,415

Finance-Other Services — 0.2%
CME Group, Inc.	177	109,545
The Nasdaq Stock Market, Inc.†	4,300	198,961

		308,506

Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	900	10,548

Food-Baking — 0.1%
Flowers Foods, Inc.	5,100	122,400

Food-Confectionery — 0.1%
The J.M. Smucker Co.	3,600	168,228

Food-Misc. — 0.3%
General Mills, Inc.	4,100	223,901
Kraft Foods, Inc., Class A	10,990	321,567

		545,468

Food-Retail — 0.9%
Safeway, Inc.	33,700	1,044,363
The Kroger Co.	28,020	713,109

		1,757,472

Food-Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.†	5,050	161,802
SUPERVALU, Inc.	4,400	132,264
Sysco Corp.	11,582	336,457

		630,523

Gas-Distribution — 0.1%
Energen Corp.	3,220	202,538

Health Care Cost Containment — 0.1%
McKesson Corp.	3,570	224,160

Hotel/Motel — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	5,050	228,513

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Human Resources — 0.1%
Manpower, Inc.	2,800	$157,528

Independent Power Producer — 0.1%
Mirant Corp.†	5,148	189,652

Industrial Gases — 0.2%
Praxair, Inc.	3,522	284,965

Insurance-Life/Health — 0.5%
AFLAC, Inc.	5,400	331,182
CIGNA Corp.	8,330	409,503
Principal Financial Group, Inc.	2,700	160,947

		901,632

Insurance-Multi-line — 0.8%
ACE, Ltd.	10,520	613,737
Hartford Financial Services Group, Inc.	4,200	339,234
Loews Corp.	8,900	415,541
MetLife, Inc.	3,400	200,498

		1,569,010

Insurance-Property/Casualty — 0.7%
Chubb Corp.	12,330	638,571
The Travelers Cos., Inc.	15,750	757,575

		1,396,146

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,850	114,114
RenaissanceRe Holdings, Ltd.	5,599	319,087

		433,201

Investment Companies — 0.1%
American Capital Strategies, Ltd.	5,350	188,160

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,300	182,523
Federated Investors, Inc., Class B	5,000	212,850
Invesco, Ltd.	6,850	186,457
Waddell & Reed Financial, Inc., Class A	5,400	179,172

		761,002

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	19,600	1,394,344

Machinery-Farming — 0.4%
Deere & Co.	7,850	688,916

Machinery-General Industrial — 0.1%
The Manitowoc Co., Inc.	4,540	173,065

Medical Instruments — 0.1%
Medtronic, Inc.	4,450	207,237

Medical Products — 0.5%
Johnson & Johnson	11,800	746,468
Zimmer Holdings, Inc.†	2,100	164,367

		910,835

Medical-Biomedical/Gene — 0.4%
Amgen, Inc.†	8,325	387,862
Celgene Corp.†	7,200	403,992

		791,854

Medical-Drugs — 3.2%
Abbott Laboratories	12,512	704,425
Eli Lilly & Co.	14,800	762,496
Merck & Co., Inc.	44,990	2,082,137
Pfizer, Inc.	66,830	1,563,154
Schering-Plough Corp.	27,800	544,046
Sepracor, Inc.†	5,750	162,380
Wyeth	6,300	250,740

		6,069,378

Medical-Generic Drugs — 0.1%
Perrigo Co.	5,650	174,246

Medical-HMO — 1.4%
Aetna, Inc.	21,990	1,171,187
Humana, Inc.†	3,090	248,127
WellPoint, Inc.†	17,150	1,341,130

		2,760,444

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	5,000	289,850

Metal-Copper — 0.3%
Southern Copper Corp.	5,470	513,305

Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	9,559	851,038

Multimedia — 1.5%
News Corp., Class A	45,500	859,950
The Walt Disney Co.	47,520	1,422,274
Viacom, Inc., Class B†	16,300	631,788

		2,914,012

Networking Products — 1.0%
Cisco Systems, Inc.†	74,050	1,814,225

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	15,300	150,705

Office Automation & Equipment — 0.2%
Xerox Corp.	24,800	381,920

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	9,500	258,590

Oil Companies-Exploration & Production — 1.2%
Apache Corp.	3,380	322,587
Devon Energy Corp.	3,400	288,932
Occidental Petroleum Corp.	17,600	1,194,512
XTO Energy, Inc.	11,125	577,833

		2,383,864

Oil Companies-Integrated — 4.3%
Chevron Corp.	15,020	1,269,190
ConocoPhillips	22,550	1,811,216
Exxon Mobil Corp.	53,770	4,645,728
Hess Corp.	1,300	118,079
Marathon Oil Corp.	8,900	416,965

		8,261,178

Oil Field Machinery & Equipment — 0.1%
National-Oilwell Varco, Inc.†	4,100	246,943

Oil Refining & Marketing — 0.7%
Holly Corp.	2,970	143,807
Sunoco, Inc.	3,000	186,600

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Refining & Marketing (continued)

Tesoro Corp.	4,490	$175,335
Valero Energy Corp.	12,030	712,056
Western Refining, Inc.	4,100	87,535

		1,305,333

Oil-Field Services — 0.6%
Baker Hughes, Inc.	1,400	90,902
Schlumberger, Ltd.	14,200	1,071,532

		1,162,434

Paper & Related Products — 0.1%
Domtar Corp.†	33,600	271,152

Pharmacy Services — 0.2%
Medco Health Solutions, Inc.†	6,300	315,504

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	5,200	181,428

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.	1,400	137,522
Annaly Mtg. Management, Inc.	10,750	211,990
Apartment Investment & Management Co., Class A	4,729	187,458
ProLogis	6,060	359,661

		896,631

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	2,650	206,170

Retail-Apparel/Shoe — 0.1%
The Gap, Inc.	13,000	248,560

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	1,800	217,584

Retail-Automobile — 0.1%
CarMax, Inc.†	6,900	153,870

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	2,550	124,465
RadioShack Corp.	11,700	202,995

		327,460

Retail-Discount — 0.4%
BJ’s Wholesale Club, Inc.†	4,851	157,366
Dollar Tree Stores, Inc.†	4,850	135,849
TJX Cos., Inc.	6,200	195,672
Wal-Mart Stores, Inc.	6,500	330,720

		819,607

Retail-Drug Store — 0.3%
CVS Caremark Corp.	15,800	617,306

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,900	90,079

Retail-Office Supplies — 0.2%
Staples, Inc.	18,647	446,409

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	7,450	340,018

Retail-Restaurants — 0.5%
McDonald’s Corp.	16,170	865,903

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	5,700	112,062

Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	5,300	221,434
Lam Research Corp.†	4,270	163,925

		385,359

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,750	146,355

Steel-Producers — 0.6%
AK Steel Holding Corp.	4,150	198,287
Nucor Corp.	2,950	170,510
United States Steel Corp.	7,270	742,340

		1,111,137

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	48,000	1,155,360

Telecom Services — 0.1%
Embarq Corp.	3,880	175,764

Telecommunication Equipment — 0.1%
CommScope, Inc.†	3,850	170,748

Telephone-Integrated — 2.4%
AT&T, Inc.	82,932	3,192,053
CenturyTel, Inc.	4,140	152,807
Sprint Nextel Corp.	9,400	98,982
Verizon Communications, Inc.	24,050	934,102
Windstream Corp.	13,400	155,574

		4,533,518

Therapeutics — 0.2%
Gilead Sciences, Inc.†	4,700	214,743
Warner Chilcott, Ltd., Class A†	6,500	110,175

		324,918

Tobacco — 1.6%
Altria Group, Inc.	29,940	2,270,051
Loews Corp. — Carolina Group	2,270	186,435
Reynolds American, Inc.	9,090	575,670
UST, Inc.	1,950	101,322

		3,133,478

Transport-Rail — 1.4%
Kansas City Southern†	4,600	165,048
Norfolk Southern Corp.	30,450	1,656,175
Union Pacific Corp.	6,050	756,432

		2,577,655

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	4,750	188,480

Web Portals/ISP — 0.8%
Google, Inc., Class A†	1,563	882,001
Yahoo!, Inc.†	36,050	691,439

		1,573,440

Wireless Equipment — 0.3%
QUALCOMM, Inc.	11,950	506,919

Total Common Stock (cost $110,098,233)		112,528,147

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares
	Subject to
	Put or Call/	Market
	Principal	Value
Security Description	Amount	(Note 2)

PUT OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
U.S. Treasury Bond Futures April 2008 (strike price $118.00)	16	$32,500
U.S. Treasury Bond Futures April 2008 (strike price $115.00)	8	7,625
U.S. Treasury Note 10 Year Futures March 2008 (strike price $118.00)	4	3,938
U.S. Treasury Note 10 Year Futures March 2008 (strike price $115.50)	8	4,250

Total Put Options — Purchased (cost $33,386)		48,313

CALL OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
U.S. Treasury Note 10 Year Futures March 2008 (strike price $116.50)
Total Call Options — Purchased (cost $3,711)	8	7,500

ASSET BACKED SECURITIES — 12.2%
Diversified Financial Services — 12.2%
Adjustable Rate Mtg. Trust Series 2006-2, Class 6A1 3.55% due 05/25/36(1)(2)	388,600	357,195
American Home Mtg. Assets Series 2006-2, Class 2A1 3.57% due 09/25/46(1)(2)	663,343	614,317
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 3.54% due 05/25/36(1)	500,000	458,386
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	975,169
Bank of America Credit Card Trust Series 2006-C4, Class C4 4.47% due 11/15/11(1)	400,000	386,875
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	328,989	330,223
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	653,666	657,341
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,258,661
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	857,447	860,129
Countrywide Alternative Loan Trust Series 2006-OA8, Class 1A1 3.57% due 06/25/46(1)(2)	838,694	780,832
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 4.13 % due 07/25/36(1)(2)	699,249	627,077
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 4.14% due 02/25/36(1)(2)	617,949	581,132
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 4.14% due 03/25/36(1)(2)	668,708	609,838
Countrywide Alternative Loan Trust Series 2006-OA12, Class A2 4.14% due 07/25/36(1)(2)	725,041	664,170
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	845,310	840,462
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.60% due 09/25/34(2)	200,649	198,105
Credit Suisse Mtg. Capital Certificates Series 2007-C4, Class A3 5.81% due 07/15/14(2)	580,000	577,936
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	506,211	510,826
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 11/15/09	227,882	229,235
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	994,064
GSAMP Trust Series 2006-FMT, Class A2C 3.54% due 04/25/36(1)	750,000	704,076
Harborview Mtg. Loan Trust Series 2006-5, Class 2A1A 4.14% due 07/20/36(1)(2)	751,396	715,621
Home Equity Asset Trust Series 2006-3, Class 2A2 3.51% due 07/25/36(1)	1,000,000	967,546
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	975,000	987,827
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(2)(3)	220,000	225,737
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	126,004	125,859
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 3.52% due 02/25/36(1)	224,280	222,760
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	1,014,073
Morgan Stanley ABS Capital I Series 2006-HE4, Class A3 3.53% due 06/25/36(1)	750,000	644,948
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 3.44% due 06/25/37(1)	535,207	530,858
Residential Accredit Loans, Inc. Series 2006-QO4, Class 2A1 3.57% due 04/25/46(1)(2)	807,312	750,344
Residential Funding Mtg. Securities I Series 2007-S8, Class 1A1 6.00% due 09/25/37(2)	737,617	742,919
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,021,125

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	$313,281	$320,222
Wells Fargo Home Equity Trust Series 2006-1, Class A3 3.53% due 05/25/36(1)	500,000	454,609
Wells Fargo Mtg. Backed Securities Trust Series 2007-5, Class 2A3 5.50% due 05/25/37(2)	230,094	233,267
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	576,835	580,261
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	437,892	446,713

Total Asset Backed Securities (cost $23,780,622)		23,200,738

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(7) (cost $35,000)	35,000	33,250

CORPORATE BONDS & NOTES — 6.6%
Auto-Cars/Light Trucks — 0.5%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.44% due 10/31/08(1)	400,000	399,292
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	498,698

		897,990

Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Senior Notes 8.13% due 11/15/15*	30,000	29,850
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	8,900

		38,750

Banks-Super Regional — 0.1%
Wachovia Capital Trust III 5.80% due 03/15/11(1)(6)	250,000	197,500

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	55,000	52,525

Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/36	75,000	61,224

Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	75,000	53,250
K Hovnanian Enterprises, Inc. Company Guar. Notes 8.63% due 01/15/17	20,000	14,700

		67,950

Cable TV — 0.4%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	33,250
Comcast Corp. Company Guar. Notes 4.68% due 07/14/09(1)	400,000	391,815
Comcast Corp. Notes 6.95% due 08/15/37	120,000	123,332
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	45,000	42,300
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	55,000	54,931
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	64,390

		710,018

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	63,350
MGM Mirage, Inc. Company Guaranteed Notes 6.75% due 04/01/13	20,000	19,050
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	19,200

		101,600

Chemicals-Diversified — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	47,700

Chemicals-Specialty — 0.0%
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	15,225

Coal — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	60,000	58,050

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	23,812
Iron Mountain, Inc. Company Guar. Senior Notes 7.75% due 01/15/15	15,000	15,263

		39,075

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	$30,000	$25,650
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	24,187

		49,837

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	20,700

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	111,352

Diversified Manufacturing Operations — 0.1%
General Electric Co . Notes 5.25% due 12/06/17	240,000	242,113

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	198,337
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	203,700
PacifiCorp Bonds 6.25% due 10/15/37	95,000	98,237
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(7)	200,000	0
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	57,089

		557,363

Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	25,000	18,937

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	34,037

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Guaranteed Notes 7.80% due 06/01/12	35,000	31,000
GMAC LLC Notes 6.88% due 08/28/12	70,000	59,434

		90,434

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Notes 5.03% due 06/19/09(1)	200,000	197,503

Finance-Credit Card — 0.1%
Discover Financial Services Bonds 5.66% due 06/11/10*(1)	300,000	276,618

Finance-Investment Banker/Broker — 1.4%
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	161,925
Credit Suisse First Boston USA, Inc. Senior Notes 5.28% due 12/09/08(1)	500,000	500,507
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	83,968
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	225,000	211,730
Lehman Brothers Holdings Capital Trust V Notes 5.86% due 05/31/12(1)(6)	230,000	177,675
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	190,000	189,223
Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	170,000	166,398
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	766,637
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	110,000	114,467
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	75,000	65,107
Morgan Stanley Notes 5.45% due 01/09/17	235,000	232,777
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	55,000	53,958

		2,724,372

Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.10% due 03/24/09(1)	25,000	21,965
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	120,000	106,777

		128,742

Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	240,450

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Food-Retail — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	$105,000	$111,069
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	105,000	111,613

		222,682

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	96,900

Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	65,000	56,225

Independent Power Producer — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	85,000	82,131

Insurance-Life/Health — 0.2%
Lincoln National Corp. 7.00% due 05/17/16(8)	195,000	193,933
Nationwide Financial Services Sub. Notes 6.75% due 05/15/37	135,000	113,998
Reinsurance Group of America, Inc. 6.75% due 12/15/15(8)	135,000	123,904

		431,835

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	132,659

Insurance-Property/Casualty — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/17(8)	115,000	109,355

Investment Management/Advisor Services — 0.0%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	20,000	20,100

Medical Products — 0.0%
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	45,000	45,000

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Notes 5.09% due 06/21/10*(1)	250,000	244,025

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	30,188
HCA, Inc. Senior Notes 9.25% due 11/15/16	15,000	15,731
HCA, Inc. Senior Notes 9.63% due 11/15/16	75,000	78,937

		124,856

Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	144,488
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	90,000	105,299
Time Warner, Inc. Notes 5.88% due 11/15/16	160,000	157,394
Viacom, Inc. Senior Notes 5.34% due 06/16/09(1)	215,000	213,387

		620,568

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	13,500
WMG Acquisition Corp. Senior Sub. Notes 7.38% due 04/15/14	55,000	42,900

		56,400

Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	14,888

Office Supplies & Forms — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	80,000	67,800

Oil Companies-Exploration & Production — 0.2%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	43,537
Pemex Project Funding Master Trust Company Guar. Notes 6.06% due 10/15/09(1)	250,000	251,928

		295,465

Oil Refining & Marketing — 0.2%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	186,678
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	120,000	118,534

		305,212

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Paper & Related Products — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	$45,000	$43,425

Pipelines — 0.1%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	95,000	92,347

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,875

Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	76,500

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	150,000	125,178

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	95,000	84,282
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	186,477
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	55,000	57,683

		328,442

Retail-Drug Store — 0.1%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	151,260	144,687

Retail-Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 6.88% due 12/15/37	95,000	88,982

Savings & Loans/Thrifts — 0.1%
Washington Mutual Preferred Funding 6.90% due 06/15/12*(1)(6)	200,000	135,641

Special Purpose Entities — 0.3%
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	312,000	316,680
Goldman Sachs Capital II 5.79% due 06/01/12(1)(6)	180,000	139,278
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15	35,000	34,300

		490,258

Telephone-Integrated — 0.6%
AT&T, Inc. Notes 4.96% due 05/15/08(1)	250,000	249,910
AT&T, Inc. Notes 6.30% due 01/15/38	245,000	243,291
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	447,278
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	240,000	212,978

		1,153,457

Total Corporate Bonds & Notes (cost $12,981,578)		12,609,958

FOREIGN CORPORATE BONDS & NOTES — 4.2%
Banks-Commercial — 1.4%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(6)	225,000	235,342
BNP Paribas Junior Sub. Notes 7.20% due 06/25/37*(1)(6)	100,000	96,367
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(6)	180,000	164,374
Glitnir Banki HF Senior Notes 4.15% due 04/20/10*(1)	225,000	207,106
Glitnir Banki HF Notes 4.33% due 01/21/11*(1)	305,000	264,639
HBOS PLC 5.92% due 10/01/15*(1)(6)	400,000	346,152
HBOS PLC Jr. Sub. Notes 6.66% due 05/21/37*(1)(6)	100,000	81,542
Landsbanki Islands HF Notes 6.10% due 08/25/11*	190,000	184,244
Royal Bank of Scotland Group PLC 6.99% due 10/05/17*(1)(6)	200,000	200,052
Royal Bank of Scotland Group PLC 7.64% due 09/29/17(1)(6)	100,000	102,421
Shinsei Finance II Bonds 7.16% due 07/26/16*(1)(6)	425,000	355,085
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(6)	185,000	170,659
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(6)	200,000	180,035
Woori Bank Notes 6.21% due 05/02/37*(1)	170,000	140,381

		2,728,399

Banks-Money Center — 0.1%
Deutsche Bank AG/London Senior Notes 5.38% due 10/12/12	180,000	189,472

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Banks-Mortgage — 0.2%
Bancaja U.S. Debt SAU Bank Guar. Notes 4.66% due 07/10/09*(1)	$200,000	$194,598
CAM US Finance SA Sociedad Unipersonal Bank Guar. Notes 5.06% due 02/01/10*(1)	200,000	191,990

		386,588

Finance-Investment Banker/Broker — 0.1%
Kaupthing Bank Senior Notes 4.96% due 01/15/10*(1)	300,000	277,064

Gas-Distribution — 0.1%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	150,000	140,188

Insurance-Multi-line — 0.1%
XL Capital, Ltd. 6.50% due 04/15/17(1)(6)	260,000	205,348

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 8.75% due 03/15/16	30,000	27,825

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	80,000	76,031
EnCana Corp. Notes 6.63% due 08/15/37	60,000	62,499
Gaz Capital SA Notes 7.29% due 08/16/37*	230,000	226,274
Gazprom International SA Bonds 7.20% due 02/01/20	190,345	195,998
Gazprom International SA Senior Notes 7.20% due 02/01/20*	132,335	136,146
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	111,270
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	300,000	306,144

		1,114,362

Oil Companies-Integrated — 0.3%
Petroleos de Venezuela SA Notes 5.50% due 04/12/37	555,000	331,612
Qatar Petroleum Notes 5.58% due 05/30/11*	210,006	216,440

		548,052

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(9)(12)	30,000	14,100

Property Trust — 0.1%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	230,000	217,564

Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16	25,000	24,938

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guaranteed Notes 8.00% due 05/01/14	15,000	13,500

Special Purpose Entities — 0.7%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	204,225	230,774
Mizuho Capital Investment 1, Ltd. 6.69% due 06/30/16*(1)(6)	126,000	113,603
MUFG Capital Finance 1, Ltd. 6.35% due 07/25/16(1)(6)	120,000	114,409
QBE Capital Funding II LP 6.80% due 06/01/17*(1)(6)	120,000	112,993
Santander Perpetual SA Unipersonal Bank Guar. Notes 6.67% due 10/24/17*(1)(6)	200,000	202,633
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(1)(6)	120,000	110,986
Swiss Re Capital I LP 6.85% due 05/25/16*(1)(6)	365,000	353,087

		1,238,485

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 5.23% due 06/19/09(1)	500,000	495,403
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	362,979

		858,382

Total Foreign Corporate Bonds & Notes (cost $8,379,069)		7,984,267

FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
Brazilian Government Bonds 12.25% due 03/06/30	110,000	183,700
Guatemala Government Notes 9.25% due 08/01/13	150,000	174,225
Republic of Argentina Bonds 3.09% due 08/03/12(1)	515,000	283,507
Republic of Venezuela Bonds 9.38% due 01/13/34	155,000	156,937

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Russian Federation Notes 12.75% due 06/24/28	$120,000	$219,960
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	125,313
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	465,000	466,423
Ukrainian Soviet Socialist Republic Notes 8.69% due 08/05/09(1)	100,000	102,722
United Mexican States Bonds 5.08% due 01/13/09(1)	450,000	450,900
United Mexican States Bonds 8.00% due 09/24/22	270,000	333,180

Total Foreign Government Agencies (cost $2,484,470)		2,496,867

U.S. GOVERNMENT AGENCIES — 19.7%
Federal Home Loan Bank — 0.8%
4.63% due 02/01/08	1,500,000	1,500,000

Federal Home Loan Mtg. Corp. — 6.2%
5.00% due 03/01/19	140,151	142,189
5.00% TBA due March	50,000	49,687
5.42% due 06/01/37	59,977	61,098
5.45% due 07/01/37	112,579	114,918
5.50% due 07/01/34	502,122	508,961
5.50% due 07/15/37	800,000	805,029
5.50% TBA due February	6,410,000	6,488,125
5.54% due 06/01/37	564,954	575,754
5.57% due 06/01/37	74,197	75,588
6.00% TBA due February	2,650,000	2,716,250
6.50% due 05/01/16	68,890	71,750
6.75% due 09/15/29	245,000	308,439

		11,917,788

Federal National Mtg. Assoc. — 11.0%
5.00% due 03/01/18	168,782	171,463
5.00% due 04/01/18	33,242	33,837
5.00% due 07/01/18	223,599	227,150
5.00% due 08/01/18	208,208	211,515
5.00% due 09/01/18	714,490	725,837
5.00% due 06/01/19	146,378	148,637
5.00% TBA due February	3,500,000	3,513,189
5.50% due 10/01/17	486,760	499,984
5.50% due 11/01/17	150,604	154,695
5.50% TBA due February	2,740,000	2,778,931
6.00% due 08/01/17	239,809	248,335
6.00% TBA due February	2,470,000	2,550,567
6.00% TBA due March	1,000,000	1,032,188
6.50% TBA due February	2,375,000	2,464,804
7.00% due 09/01/32	43,972	46,919
7.00% due 07/01/36	3,560,140	3,748,213
Federal National Mtg. Assoc. Series 2006-43, Class G 6.50% due 09/25/33(2)	338,829	345,269
Federal National Mtg. Assoc. Series 2006-63, Class AE 6.50% due 10/25/33(2)	641,243	654,705
Federal National Mtg. Assoc. Series 2006-59, Class DC 6.50% due 12/25/33	1,066,742	1,090,242
Federal National Mtg. Assoc. Series 2006-78, Class BC 6.50% due 01/25/34(2)	289,555	295,890

		20,942,370

Government National Mtg. Assoc. — 1.6%
5.50% due 01/15/34	1,125,149	1,148,282
5.50% TBA due February	185,000	188,585
6.50% TBA due February	1,375,000	1,431,290
7.50% due 01/15/32	182,455	196,893

		2,965,050

Tennessee Valley Authority — 0.1%
4.65% due 06/15/35	248,000	243,763

Total U.S. Government Agencies (cost $37,263,336)		37,568,971

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bonds — 0.4%
2.63% due 07/15/17	501,786	562,823
4.75% due 02/15/37	75,000	79,899
2.38% due 01/15/27	113,557	126,386

		769,108

United States Treasury Notes — 0.2%
3.13% due 11/30/09(11)	50,000	50,855
3.25% due 12/31/09(11)	75,000	76,512
4.63% due 02/29/08	275,000	275,559
4.88% due 05/15/09(11)	25,000	25,861

		428,787

Total U.S. Government Treasuries (cost $1,177,880)		1,197,895

Total Long-Term Investment Securities (cost $196,237,285)		197,675,906

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Commercial Paper — 6.5%
Amsterdam Funding Corp. 3.10% due 03/04/08	1,250,000	1,246,556
Atlantic Asset Securitization 4.30% due 02/11/08	500,000	499,403
Cancara Asset Securitization LLC 4.60% due 02/04/08	1,250,000	1,249,521
CRC Funding LLC 4.00% due 02/25/08	1,000,000	997,333
Eureka Securitization, Inc. 3.40% due 02/28/08	1,000,000	997,450
Fairway Finance Corp. 4.22% due 02/08/08	1,250,000	1,248,974
Gotham Funding Corp. 4.30% due 02/12/08	1,000,000	998,686
Old Line Funding LLC 4.07% due 02/27/08	1,500,000	1,495,591
Sheffield Receivables 4.13% due 02/13/08	1,000,000	998,623

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)

Thames Asset Global Securities 3.45% due 02/20/08	$1,250,000	$1,247,724
Tulip Funding Corp. 4.35% due 02/08/08	500,000	499,577
Windmill Funding Corp. 3.45% due 02/25/08	1,000,000	997,700

Total Short-Term Investment Securities (cost $12,477,138)		12,477,138

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $4,683,130 and collateralized by Federal Home Loan Bank Bonds Notes, bearing interest at 4.33% due 07/10/09 and having an approximate value of $4,776,778 (cost $4,683,000)	4,683,000	4,683,000

TOTAL INVESTMENTS (cost $213,397,423) (10)	112.6%	214,836,044
Liabilities in excess of other assets	(12.6)	(23,970,727)
NET ASSETS	100.0%	$190,865,317
BONDS & NOTES SOLD SHORT — (1.2%)
Federal National Mtg. Assoc. — (1.2%)
6.50% TBA due February	(1,140,000)	$(1,183,106)
6.50% TBA due March	(120,000)	(124,350)
7.00% TBA due February	(950,000)	(999,875)

(Proceeds $(2,291,173))		$(2,307,331)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $6,604,331 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects the stated maturity date.
(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	8/11/05	$35,000	$35,000	$33,250	$0.95	0.0%
Southern Energy, Inc. Notes 7.90% due 07/15/09	1/10/06	200,000	0	0	0.00	0.0%

				$33,250		0.0%

(5)	Fair valued security; see Note 2
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Illiquid security
(8)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects next reset date.
(9)	Bond in default
(10)	See Note 4 for cost of investments on a tax basis.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open contracts.
(12)	Company has filed Chapter 11 bankruptcy protection.
ADR  — American Depository Receipt

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

SunAmerica Series Trust Balanced Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	January 31,	Appreciation
Contracts		Description	Date	Trade Date	2008	(Depreciation)

1	Long	S&P 500 Index	March 2008	$375,130	$344,900	$(30,230)
9	Long	U.S. Treasury Bonds	March 2008	1,068,532	1,073,813	5,281
116	Long	U.S Treasury Notes 5 Year Futures	March 2008	13,008,578	13,108,000	99,422
36	Long	U.S Treasury Bonds 2 Year Futures	March 2008	7,575,041	7,675,875	100,834
5	Short	U.S Treasury Notes 10 Year Futures	March 2008	585,625	583,594	2,031

						$177,338

Written Put Options

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	January 31, 2008	(Depreciation)

U.S. Treasury 5 Year Notes	March 2008	$113.0	31	$19,769	$39,234	$(19,465)
U.S. Treasury Bonds	March 2008	116.0	4	2,082	1,750	332
U.S. Treasury Bonds	April 2008	112.0	8	4,250	3,125	1,125

				$26,101	$44,109	$(18,008)

#	See Note 1

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	10.8%
United States Treasury Notes	9.4
Finance-Investment Banker/Broker	5.2
Oil Companies-Integrated	5.1
Federal Home Loan Mtg. Corp.	4.8
Electric-Integrated	3.7
Banks-Super Regional	3.0
Diversified Financial Services	2.8
Insurance-Multi-line	2.8
United States Treasury Bonds	2.6
Medical-Drugs	2.4
Telephone-Integrated	2.3
Oil Companies-Exploration & Production	2.1
Aerospace/Defense	2.0
Food-Misc.	1.7
Tobacco	1.5
Banks-Fiduciary	1.5
Diversified Manufacturing Operations	1.4
Insurance-Life/Health	1.3
Computers	1.2
Medical Products	1.1
Medical-HMO	1.0
Telecom Services	1.0
Retail-Regional Department Stores	1.0
Retail-Drug Store	0.9
Aerospace/Defense-Equipment	0.8
Government National Mtg. Assoc.	0.8
Electronic Components-Semiconductors	0.7
Transport-Rail	0.7
Multimedia	0.7
Cruise Lines	0.7
Chemicals-Diversified	0.7
Beverages-Wine/Spirits	0.6
Cosmetics & Toiletries	0.6
Pipelines	0.6
Investment Management/Advisor Services	0.6
Finance-Mortgage Loan/Banker	0.6
Commercial Paper	0.6
Building-Residential/Commercial	0.6
Athletic Footwear	0.6
Finance-Credit Card	0.5
SupraNational	0.5
Consumer Products-Misc.	0.5
Distribution/Wholesale	0.5
Banks-Commercial	0.5
Auto/Truck Parts & Equipment-Original	0.5
Enterprise Software/Service	0.5
Beverages-Non-alcoholic	0.5
Insurance-Property/Casualty	0.5
Retail-Office Supplies	0.5
Food-Retail	0.5
Medical-Biomedical/Gene	0.5
Real Estate Investment Trusts	0.4
Savings & Loans/Thrifts	0.4
U.S. Government Agencies	0.4
Special Purpose Entities	0.4
Industrial Gases	0.4
Gas-Distribution	0.3
Advertising Agencies	0.3
Cellular Telecom	0.3
Cable TV	0.3
Building & Construction Products-Misc.	0.3
Metal Processors & Fabrication	0.3
Retail-Discount	0.3
Paper & Related Products	0.3
Oil Refining & Marketing	0.3
Independent Power Producers	0.3
Consulting Services	0.2
Data Processing/Management	0.2
Medical Instruments	0.2
Transport-Services	0.2
Diversified Minerals	0.2
Insurance-Reinsurance	0.2
Machine Tools & Related Products	0.2
Electric-Generation	0.2
Electric-Distribution	0.2
Television	0.2
Brewery	0.2
Banks-Money Center	0.1
Hotels/Motels	0.1
Motorcycle/Motor Scooter	0.1
Sovereign	0.1
U.S. Municipal Bonds & Notes	0.1
Electronic Components-Misc.	0.1
Drug Delivery Systems	0.1
Oil-Field Services	0.1
Appliances	0.1
Optical Supplies	0.1
Regional Authority	0.1
Machinery-Farming	0.1
Industrial Automated/Robotic	0.1
Commercial Services-Finance	0.1
Metal-Aluminum	0.1
Finance-Leasing Companies	0.1
Oil & Gas Drilling	0.1
Dialysis Centers	0.1
Steel-Specialty	0.1
Real Estate Operations & Development	0.1
Taxable Municipal Notes	0.1
Investment Companies	0.1
Coatings/Paint	0.1
Machinery-Construction & Mining	0.1
Recreational Vehicles	0.1
Retail-Building Products	0.1
Office Automation & Equipment	0.1
Finance-Consumer Loans	0.1
Retail-Apparel/Shoe	0.1
Web Portals/ISP	0.1
Non-Hazardous Waste Disposal	0.1
Financial Guarantee Insurance	0.1
Pharmacy Services	0.1
Federal Home Loan Bank	0.1
Telecommunication Equipment	0.1
Filtration/Separation Products	0.1

99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 57.1%
Advertising Agency — 0.3%
Omnicom Group, Inc.	83,430	$3,785,219

Aerospace/Defense — 2.0%
Lockheed Martin Corp.	162,790	17,568,297
Northrop Grumman Corp.	46,610	3,698,969
Raytheon Co.	9,370	610,362

		21,877,628

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	122,790	9,014,014

Appliances — 0.1%
Whirlpool Corp.	15,380	1,308,992

Athletic Footwear — 0.6%
NIKE, Inc., Class B	99,810	6,164,266

Auto-Cars/Light Trucks — 0.0%
Bayerische Motoren Werke AG(1)	7,670	424,299

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	135,090	4,778,133

Banks-Commercial — 0.0%
UnionBanCal Corp.	4,000	196,240

Banks-Fiduciary — 1.5%
State Street Corp.	65,680	5,393,641
The Bank of New York Mellon Corp.	253,392	11,815,669

		17,209,310

Banks-Super Regional — 2.4%
Bank of America Corp.	318,195	14,111,948
Huntington Bancshares, Inc.	27,830	374,314
PNC Financial Services Group, Inc.	89,250	5,856,585
SunTrust Banks, Inc.	100,080	6,900,516

		27,243,363

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	63,070	4,300,743

Beverages-Wine/Spirits — 0.5%
Diageo PLC(1)	296,640	5,967,996

Building & Construction Products-Misc. — 0.3%
Masco Corp.	127,630	2,926,556

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	190,090	3,279,052
Toll Brothers, Inc.†	129,760	3,020,813

		6,299,865

Cable TV — 0.2%
Time Warner Cable, Inc.†	110,860	2,789,238

Cellular Telecom — 0.2%
Vodafone Group PLC ADR	66,124	2,301,115

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	99,930	6,604,374
The Dow Chemical Co.	18,810	727,194

		7,331,568

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	16,190	926,230

Computers — 1.2%
Hewlett-Packard Co.	89,260	3,905,125
International Business Machines Corp.	88,820	9,533,939

		13,439,064

Consulting Services — 0.2%
Accenture Ltd., Class A	79,860	2,764,753

Consumer Products-Misc. — 0.5%
Clorox Co.	50,970	3,125,481
Jarden Corp.†	82,460	2,064,798

		5,190,279

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	109,120	7,196,464

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	186,810	7,524,707

Data Processing/Management — 0.2%
Automatic Data Processing, Inc.	15,410	625,184
Fidelity National Information Services, Inc.	42,760	1,815,162

		2,440,346

Dialysis Centers — 0.1%
DaVita, Inc.†	22,070	1,177,434

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	48,740	2,058,777
WW Grainger, Inc.	48,870	3,888,586

		5,947,363

Diversified Manufacturing Operations — 1.3%
3M Co.	39,370	3,135,821
Eaton Corp.	7,930	656,287
General Electric Co.	222,750	7,887,577
Ingersoll-Rand Co., Ltd., Class A	60,900	2,406,768

		14,086,453

Diversified Minerals — 0.1%
BHP Billiton PLC(1)	48,500	1,437,529

Electric-Integrated — 2.5%
American Electric Power Co., Inc.	56,240	2,408,759
CMS Energy Corp.	33,660	527,452
Dominion Resources, Inc.	58,778	2,527,454
DPL, Inc.	90,730	2,518,665
Entergy Corp.	15,280	1,652,990
FPL Group, Inc.	97,220	6,268,746
Pepco Holdings, Inc.	53,940	1,373,312
PG&E Corp.	101,570	4,168,433
PPL Corp.	14,280	698,578
Public Service Enterprise Group, Inc.	56,110	5,386,560

		27,530,949

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd.†	122,440	1,432,548

Electronic Components-Semiconductors — 0.7%
Intel Corp.	319,890	6,781,668
Samsung Electronics Co., Ltd. GDR	4,107	1,293,705

		8,075,373

Enterprise Software/Service — 0.5%
Oracle Corp.†	265,010	5,445,955

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Filtration/Separation Products — 0.0%
Pall Corp.	14,870	$548,554

Finance-Credit Card — 0.4%
American Express Co.	86,680	4,275,058

Finance-Investment Banker/Broker — 4.6%
Citigroup, Inc.	297,473	8,394,688
E*TRADE Financial Corp.†	272,990	1,356,760
JPMorgan Chase & Co.	244,360	11,619,318
KKR Private Equity Investors LP*(5)	36,830	616,903
Lehman Brothers Holdings, Inc.	78,520	5,038,629
Merrill Lynch & Co., Inc.	96,320	5,432,448
The Bear Stearns Cos., Inc.	56,130	5,068,539
The Goldman Sachs Group, Inc.	38,830	7,795,899
UBS AG (Virt-X)(1)	79,068	3,272,064
UBS AG	62,580	2,583,928

		51,179,176

Finance-Mortgage Loan/Banker — 0.6%
Fannie Mae	170,730	5,780,918
Freddie Mac	28,620	869,762

		6,650,680

Financial Guarantee Insurance — 0.1%
MBIA, Inc.	40,150	622,325

Food-Misc. — 1.7%
General Mills, Inc.	140,420	7,668,336
Kellogg Co.	80,110	3,837,269
Nestle SA(1)	17,829	7,968,360

		19,473,965

Food-Retail — 0.4%
Safeway, Inc.	103,830	3,217,692
The Kroger Co.	65,360	1,663,412

		4,881,104

Gas-Distribution — 0.3%
Sempra Energy	67,990	3,800,641

Independent Power Producer — 0.3%
NRG Energy, Inc.†	78,430	3,026,614

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	22,080	1,259,002

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	40,730	3,666,515
Praxair, Inc.	10,240	828,518

		4,495,033

Insurance-Life/Health — 1.3%
Conseco, Inc.†	188,310	2,267,252
Genworth Financial, Inc., Class A	392,790	9,560,509
Principal Financial Group, Inc.	18,060	1,076,557
Prudential Financial, Inc.	18,220	1,537,221

		14,441,539

Insurance-Multi-line — 2.6%
Allstate Corp.	246,230	12,131,752
Hartford Financial Services Group, Inc.	94,770	7,654,573
MetLife, Inc.	151,020	8,905,649

		28,691,974

Insurance-Property/Casualty — 0.4%
Chubb Corp.	25,010	1,295,268
The Travelers Cos., Inc.	58,900	2,833,090

		4,128,358

Insurance-Reinsurance — 0.2%
Max Re Capital, Ltd.	71,720	2,036,131

Investment Companies — 0.1%
American Capital Strategies, Ltd.	14,270	501,876
KKR Private Equity Investors LLP(1)	29,032	486,364

		988,240

Investment Management/Advisor Services — 0.6%
Franklin Resources, Inc.	45,680	4,761,226
Legg Mason, Inc.	26,460	1,905,120

		6,666,346

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	38,120	1,167,616

Machinery-Farming — 0.1%
Deere & Co.	14,620	1,283,051

Medical Instruments — 0.2%
Boston Scientific Corp.†	199,670	2,421,997

Medical Products — 1.0%
Johnson & Johnson	156,350	9,890,701
The Cooper Cos., Inc.	23,240	915,191

		10,805,892

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	53,110	2,474,395
Genzyme Corp.†	33,560	2,622,043

		5,096,438

Medical-Drugs — 2.3%
Abbott Laboratories	25,750	1,449,725
Eli Lilly & Co.	33,430	1,722,314
GlaxoSmithKline PLC(1)	46,490	1,097,294
Merck & Co., Inc.	159,270	7,371,015
Merck KGaA(1)	14,580	1,804,938
Pfizer, Inc.	60,580	1,416,966
Wyeth	273,690	10,892,862

		25,755,114

Medical-HMO — 1.0%
UnitedHealth Group Inc.	73,720	3,747,925
WellPoint, Inc.†	99,790	7,803,578

		11,551,503

Metal Processors & Fabrication — 0.3%
Timken Co.	115,180	3,481,891

Metal-Aluminum — 0.1%
Century Aluminum Co.†	23,830	1,238,922

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	39,160	1,589,113

Multimedia — 0.5%
The E.W. Scripps Co., Class A	29,860	1,215,899
The Walt Disney Co.	120,900	3,618,537
WPP Group PLC(1)	74,820	923,347

		5,757,783

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil & Gas Drilling — 0.1%
Noble Corp.	27,100	$1,186,167

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	50,930	2,983,989
Apache Corp.	85,640	8,173,481
Devon Energy Corp.	80,610	6,850,238
EOG Resources, Inc.	19,630	1,717,625
Ultra Petroleum Corp.†	15,560	1,070,528

		20,795,861

Oil Companies-Integrated — 5.1%
Chevron Corp.	42,521	3,593,025
ConocoPhillips	35,770	2,873,046
Exxon Mobil Corp.	251,256	21,708,518
Hess Corp.	124,830	11,338,309
Marathon Oil Corp.	90,960	4,261,476
Royal Dutch Shell PLC ADR	14,950	1,067,580
Total SA ADR	167,730	12,207,389

		57,049,343

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	31,170	1,938,774

Oil-Field Services — 0.1%
Halliburton Co.	30,990	1,027,938

Optical Supplies — 0.1%
Advanced Medical Optics, Inc.†	61,880	1,301,336

Paper & Related Products — 0.3%
AbitibiBowater, Inc.	38,906	963,702
MeadWestvaco Corp.	67,970	1,903,160
Smurfit-Stone Container Corp.†	32,390	307,381

		3,174,243

Pharmacy Services — 0.1%
Omnicare, Inc.	27,530	609,514

Pipelines — 0.4%
Williams Cos., Inc.	132,580	4,238,583

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	17,590	764,110

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc.	12,570	448,498

Retail-Discount — 0.2%
Wal-Mart Stores, Inc.	45,220	2,300,794

Retail-Drug Store — 0.8%
CVS Caremark Corp.	168,968	6,601,580
Walgreen Co.	67,620	2,374,138

		8,975,718

Retail-Office Supplies — 0.5%
Staples, Inc.	214,180	5,127,469

Retail-Regional Department Stores — 0.9%
Macy’s, Inc.	380,630	10,520,613

Retail-Restaurants — 0.0%
Panera Bread Co., Class A†	9,350	353,243

Savings & Loans/Thrifts — 0.4%
New York Community Bancorp, Inc.	263,220	4,882,731

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	15,650	1,101,760

Telecom Services — 0.9%
Embarq Corp.	152,720	6,918,216
TELUS Corp.	32,350	1,359,664
TELUS Corp. (Non Voting Shares)	33,880	1,472,559

		9,750,439

Telecommunication Equipment — 0.1%
Nortel Networks Corp.†	45,239	564,130

Telephone-Integrated — 1.9%
AT&T, Inc.	323,160	12,438,428
Qwest Communications International, Inc.	863,790	5,079,085
Sprint Nextel Corp.	104,730	1,102,807
Verizon Communications, Inc.	56,290	2,186,304

		20,806,624

Tobacco — 1.5%
Altria Group, Inc.	228,370	17,315,013

Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	40,550	3,508,386
Norfolk Southern Corp.	38,300	2,083,137

		5,591,523

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	32,590	2,384,284

Web Portals/ISP — 0.1%
Yahoo!, Inc.†	36,750	704,865

Total Common Stock (cost $623,258,458)		638,761,625

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.58% due 01/15/49(2)(3)	120,761	113,533
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 4.09% due 12/28/40*(4)(5)(6)	850,000	680,000
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(5)(6)	1,000,000	966,875
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(3)	43,169	43,608
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35(2)	9,465	9,410
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35(2)	185,814	185,841
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46(2)	550,000	535,906
Credit Suisse Commercial Mtg. Trust Series 2006-C5, Class AM 5.34% due 12/15/39(3)	413,053	382,999
Crimmi Mae Commercial Mtg. Trust Series 1998-C1, Class A2 7.00% due 06/02/33*(3)	52,825	53,243

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Falcon Franchise Loan LLC Series 2000-1, Class A1 7.38% due 05/05/10*(3)	$16,923	$16,782
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(2)(3)	630,000	595,584
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36(2)	641,000	460,306
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(3)	633,450	627,188
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)(3)	293,478	295,213
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(3)	1,725,000	1,634,303
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(3)	765,000	692,040
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(2)(3)	800,000	731,652
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(2)(3)	959,574	944,439
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9 Class AM 5.37% due 05/15/47(3)	1,010,000	940,538
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.38% due 05/15/41(2)(3)	192,837	193,698
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(2)(3)	1,270,000	1,263,707
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	468,000	466,468
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB15, Class AM 5.86% due 06/12/43(2)(3)	1,210,000	1,173,148
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class D 5.99% due 06/12/47(2)(3)	523,773	374,314
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(2)(3)	1,270,000	1,299,648
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(2)(3)	560,000	458,787
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/48(3)	4,500,000	4,411,497
Morgan Stanley Capital I, Series 1998-HF2, Class X 0.68% due 11/15/30*(2)(3)(7)	15,339,394	127,206
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.16% due 01/14/42(3)	381,582	380,659
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(3)	104,744	105,552
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.95% due 04/04/27*(2)(3)(5)	1,428,376	1,613,800
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(2)(3)	425,000	418,776
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 01/25/35	180,898	180,276
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35(2)	669,000	512,516
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(3)(5)(6)	798,875	741,452
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	905,734	914,432
Wachovia Bank Commercial Mtg. Trust Series 2005-C17, Class A4 5.08% due 03/15/42(2)(3)	964,051	931,647
Wachovia Bank Commercial Mtg. Trust Series 2006-C23, Class AM 5.47% due 01/15/45(2)(3)	1,133,000	1,073,189
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class D 5.51% due 12/15/43(2)(3)	369,500	295,715
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(2)(3)	810,000	778,405
Wachovia Bank Commercial Mtg. Trust Series 2007-C31, Class F 5.78% due 04/15/47(2)(3)	664,000	478,071
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(2)(3)	830,000	814,367
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(2)(3)	950,000	926,414

		29,843,204
Total Asset Backed Securities (cost $31,621,748)		29,843,204

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES — 6.9%
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.50% due 01/15/16	$780,000	$783,377

Banks-Super Regional — 0.6%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	343,209
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	740,000	736,431
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	597,695
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,860,942
Wells Fargo Bank NA Sub. Notes 4.75% due 02/09/15	1,513,000	1,491,240
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	1,350,000	1,409,060

		6,438,577

Beverages-Non-alcoholic — 0.1%
The Coca-Cola Co. Senior Notes 5.35% due 11/15/17	1,030,000	1,078,605

Brewery — 0.1%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,709,608

Building & Construction Products-Misc. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	724,187

Cable TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	985,000	957,706

Cellular Telecom — 0.1%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	348,886
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	1,105,000	974,817

		1,323,703

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,249,792

Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	809,214

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.38% due 10/20/16	408,000	418,953
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	212,833
ZFS Finance USA Trust I 6.50% due 05/09/37*(4)	1,130,000	1,068,361

		1,700,147

Diversified Manufacturing Operations — 0.0%
General Electric Co. Notes 5.25% due 12/06/17	520,000	524,578

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	619,000	452,854

Drug Delivery Systems — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	322,661
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	1,080,016

		1,402,677

Electric-Generation — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	1,430,000	1,490,774
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	309,018	323,245

		1,814,019

Electric-Integrated — 1.0%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	181,300	183,374
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	3,005,655
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,533,926
FirstEnergy Corp. Notes 6.45% due 11/15/11	1,339,000	1,414,054
Midamerican Energy Holdings Co. Senior Notes 3.50% due 05/15/08	411,000	410,154
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	361,514
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	1,885,000	1,873,049
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	185,323

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	$210,000	$209,053
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	409,326
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	643,215
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	1,011,967

		11,240,610

Finance-Commercial — 0.0%
CIT Group, Inc. Junior Sub. Notes 6.10% due 03/15/67(4)	90,000	64,043

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	740,630

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,210,000	1,207,402
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	632,862

		1,840,264

Finance-Investment Banker/Broker — 0.6%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	598,000	582,124
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	1,160,000	1,185,521
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	741,000	740,441
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	616,342
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	659,615
Morgan Stanley Notes 6.75% due 04/15/11	664,000	706,459
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,126,000	1,118,678
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(4)(8)	1,060,000	1,020,731

		6,629,911

Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	210,000	223,226

Hotels/Motels — 0.1%
Marriott International, Inc. Notes 6.38% due 06/15/17	1,020,000	1,058,834
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	565,997

		1,624,831

Insurance-Multi-line — 0.1%
Metlife, Inc. Junior. Sub. Notes 6.40% due 12/15/36	800,000	717,949
MetLife, Inc. Senior Notes 6.50% due 12/15/32	272,000	275,464
The Allstate Corp. Senior Notes 5.55% due 05/09/35	83,000	73,095
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	580,691

		1,647,199

Insurance-Property/Casualty — 0.1%
Chubb Corp. Junior. Sub. Notes 6.39% due 03/29/37(4)	1,210,000	1,192,491

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	789,245

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	816,000	864,324

Medical-Drugs — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	828,344

Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	165,413

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	443,000	469,071

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	779,350
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	240,000	231,181
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	818,994

		1,829,525

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	$601,000	$641,253

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	470,000	479,690
Xerox Corp. Senior Notes 6.40% due 03/15/16	255,000	262,510

		742,200

Oil Companies-Exploration & Production — 0.1%
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	748,000	825,679

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,148,301

Oil-Field Services — 0.0%
Weatherford International Inc Company Guar. Notes 6.35% due 06/15/17	270,000	284,173

Pipelines — 0.3%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	735,981
Kinder Morgan Energy Partners LP Notes 5.13% due 11/15/14	169,000	167,989
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	794,000	842,985
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	118,027
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	235,958
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	831,303

		2,932,243

Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	131,662
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	936,504
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	731,350
Prologis Senior Notes 5.75% due 04/01/16	970,000	900,059
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	1,068,206
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	632,621
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	508,462

		4,908,864

Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	1,110,000	1,022,526

Retail-Apparel/Shoe — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	825,000	734,498

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.25% due 12/16/13	348,000	340,112
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	507,000	423,102

		763,214

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	889,849

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	440,000	454,707
CVS Corp. Senior Notes 6.13% due 08/15/16	610,000	644,586

		1,099,293

Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	252,893

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	340,575

Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	996,899
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	496,329
Natexis Ambs Co. LLC Bonds 8.44% due 06/30/08*(4)(8)	215,000	219,246

		1,712,474

Telephone-Integrated — 0.3%
AT&T, Inc. Notes 6.50% due 09/01/37	844,000	860,517

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

BellSouth Corp. Bonds 6.55% due 06/15/34	$662,000	$672,633
Verizon New York, Inc. Debentures 6.88% due 04/01/12	1,848,000	1,975,908

		3,509,058

Television — 0.2%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	869,477
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	845,014

		1,714,491

Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	1,230,000	1,243,995
CSX Corp. Senior Notes 6.75% due 03/15/11	318,000	340,090
CSX Corp. Debentures 7.90% due 05/01/17	640,000	725,684

		2,309,769

Total Corporate Bonds & Notes (cost $77,261,956)		76,949,524

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.5%
BNP Paribas Junior Sub. Notes 7.20% due 06/25/37*(4)(8)	800,000	770,940
Commonwealth Bank of Australia Senior Notes 5.00% due 11/06/12*	1,570,000	1,594,685
Nordea Bank AB Bonds 5.42% due 04/20/15*(4)(8)	467,000	432,461
Royal Bank of Scotland Group PLC 6.99% due 10/05/17*(4)(8)	200,000	200,052
UniCredito Italiano Capital Trust 9.20% due 10/05/10*(4)(8)	1,112,000	1,207,247
Woori Bank Sub. Debentures 6.13% due 05/03/11*(9)	1,480,000	1,504,051

		5,709,436

Banks-Money Center — 0.1%
DBS Capital Funding Corp. 7.66% due 03/15/11*(4)(8)	669,000	725,535
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	920,868

		1,646,403

Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	1,220,000	1,266,410

Cellular Telecom — 0.0%
Vodafone Group PLC Notes 5.63% due 02/27/17	150,000	150,405

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group Company Guar. Notes 6.55% due 10/01/17*	835,000	878,453

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	870,000	856,177

Electric-Distribution — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,773,602

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	1,170,000	1,199,497
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	1,140,000	1,178,493

		2,377,990

Finance-Leasing Company — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,190,706

Insurance-Multi-line — 0.1%
ING Groep NV Sub Notes 5.78% due 12/08/15(4)(8)	600,000	559,408

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	913,862

Medical Products — 0.1%
Covidien International Finance SA Company Guar. Notes 6.00% due 10/15/17*	370,000	384,117
Covidien International Finance SA Company Guar. Notes 6.55% due 10/15/37*	230,000	234,470

		618,587

Oil Companies-Exploration & Production — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	850,000	773,430
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	526,767

		1,300,197

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Special Purpose Entities — 0.2%
Mizuho Capital Investment 1, Ltd. 6.69% due 03/31/16*(4)(8)	$1,190,000	$1,072,916
MUFG Capital Finance 1, Ltd. 6.35% due 07/25/16(4)(8)	958,000	913,367
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	725,000	802,039

		2,788,322

SupraNational — 0.5%
European Investment Bank Notes 5.13% due 05/30/17	5,549,000	6,027,662

Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,232,440

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	1,099,000	1,117,748
Telecom Italia Capital Company Guar. Notes 5.25% due 11/15/13	343,000	344,548
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	378,448

		1,840,744

Total Foreign Corporate Bonds & Notes (cost $30,743,077)		31,130,804

FOREIGN GOVERNMENT AGENCIES — 0.2%
Regional Authority — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,285,123

Sovereign — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	811,757
State of Israel Bonds 4.63% due 06/15/13	658,000	675,815

		1,487,572

Total Foreign Government Agencies (cost $2,644,883)		2,772,695

TAXABLE MUNICIPAL BONDS & NOTES — 0.2%
Taxable Municipal Notes — 0.2%
California Educational Facilities Authority 5.00% due 03/15/39	1,340,000	1,485,229
Massachusetts Bay Transportation Authority Ser B 5.25% due 07/01/17	880,000	1,011,613

		2,496,842

Total Taxable Municipal Bonds & Notes (cost $2,542,781)		2,496,842

U.S. GOVERNMENT AGENCIES — 16.8%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 3.90% due 02/25/08	570,000	570,372

Federal Home Loan Mtg. Corp. — 4.7%
4.50% due 08/01/18	893,156	893,591
4.50% due 11/01/18	1,164,658	1,165,225
4.50% due 01/01/19	772,920	773,295
4.50% due 03/01/19	74,406	74,438
4.50% due 08/01/19	52,250	52,227
4.50% due 02/01/20	339,775	339,629
4.50% due 04/01/35	717,634	694,578
5.00% due 03/01/18	507,682	515,321
5.00% due 05/01/18	637,249	646,838
5.00% due 09/01/18	326,889	331,808
5.00% due 02/01/19	865,487	878,074
5.00% due 12/01/21	303,988	307,856
5.00% due 09/01/33	1,975,310	1,969,910
5.00% due 11/01/33	930,308	927,764
5.00% due 03/01/34	460,067	458,506
5.00% due 04/01/34	253,673	252,813
5.00% due 05/01/35	301,075	299,877
5.00% due 08/01/35	985,147	981,227
5.00% due 09/01/35	453,075	451,272
5.00% due 10/01/35	2,649,516	2,638,972
5.49% due 08/01/20	344,043	348,917
5.50% due 08/23/17	4,700,000	5,168,458
5.50% due 01/01/19	441,484	452,433
5.50% due 04/01/19	31,990	32,820
5.50% due 06/01/19	21,786	22,326
5.50% due 07/01/19	235,639	241,483
5.50% due 12/01/20	128,843	131,899
5.50% due 10/01/24	398,153	405,221
5.50% due 06/01/25	661,061	672,435
5.50% due 07/01/25	309,339	314,662
5.50% due 08/01/25	477,275	485,486
5.50% due 09/01/25	457,404	465,273
5.50% due 05/01/33	1,458,867	1,479,672
5.50% due 12/01/33	352,824	357,856
5.50% due 01/01/34	1,404,220	1,424,246
5.50% due 04/01/34	168,164	170,454
5.50% due 11/01/34	99,783	101,142
5.50% due 05/01/35	91,677	92,868
5.50% due 07/01/35	610,410	618,340
5.50% due 09/01/35	243,334	246,495
5.50% due 10/01/35	735,036	744,585
5.50% due 06/01/36	577,857	585,762
5.50% due 01/01/38	4,680,000	4,738,904
5.78% due 03/01/21	325,287	333,258
5.88% due 08/01/35	679,314	688,717
6.00% due 04/01/16	81,604	84,413
6.00% due 04/01/17	140,426	145,223
6.00% due 07/01/17	70,438	72,845
6.00% due 10/01/17	101,932	105,415
6.00% due 08/01/19	643,154	664,223
6.00% due 09/01/19	152,039	157,020
6.00% due 11/01/19	206,986	213,799
6.00% due 05/01/21	221,825	229,136
6.00% due 10/01/21	419,851	433,688
6.00% due 02/01/23	556,386	573,032

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

6.00% due 12/01/25	$207,229	$213,013
6.00% due 02/01/26	222,511	228,722
6.00% due 04/01/34	102,907	105,692
6.00% due 07/01/34	864,913	888,319
6.00% due 08/01/34	1,879,098	1,929,948
6.00% due 09/01/34	177,723	182,532
6.00% due 07/01/35	325,636	334,186
6.00% due 08/01/35	282,647	290,069
6.00% due 11/01/35	717,575	736,416
6.00% due 03/01/36	280,795	287,933
6.00% due 07/01/36	678,790	696,659
6.00% due 10/01/36	504,825	518,486
6.00% due 11/01/36	954,787	979,060
6.00% due 01/01/37	497,995	510,655
6.00% due 03/01/37	797,197	817,469
6.00% due 05/01/37	1,141,168	1,170,187
6.00% due 06/01/37	813,902	834,598
6.01% due 07/01/35	303,253	307,450
6.13% due 07/01/35	1,027,777	1,023,687
6.34% due 10/01/35	309,527	317,940
6.50% due 05/01/34	94,734	98,689
6.50% due 06/01/34	126,110	131,374
6.50% due 08/01/34	593,210	617,978
6.50% due 10/01/34	335,201	350,207
6.50% due 11/01/34	14,880	15,501
6.50% due 05/01/37	280,003	290,957
6.50% due 07/01/37	1,269,186	1,318,840
6.56% due 07/01/36	307,085	314,892

		53,167,186

Federal National Mtg. Assoc. — 10.8%
4.01% due 08/01/13	84,270	83,639
4.02% due 08/01/13	238,462	235,857
4.50% due 04/01/18	593,442	595,529
4.50% due 06/01/18	726,273	728,827
4.50% due 07/01/18	442,014	443,568
4.50% due 03/01/19	579,120	580,714
4.50% due 04/01/20	561,821	563,367
4.50% due 05/01/20	264,082	264,644
4.50% due 07/01/20	200,691	201,244
4.50% due 11/01/20	469,926	470,926
4.50% due 02/01/35	270,076	262,522
4.50% due 03/01/35	1,150,734	1,118,546
4.50% due 09/01/35	469,988	456,842
4.63% due 04/01/14	208,423	210,512
4.67% due 04/01/13	61,111	62,396
4.82% due 12/01/12	691,972	707,555
4.88% due 03/01/20	164,612	167,529
4.94% due 08/01/15	200,000	206,203
5.00% due 02/01/18	2,308,239	2,346,328
5.00% due 07/01/19	550,117	558,607
5.00% due 09/01/19	279,368	283,680
5.00% due 11/01/19	668,342	678,657
5.00% due 03/01/20	671,632	681,148
5.00% due 05/01/20	280,689	284,666
5.00% due 07/01/20	385,405	390,866
5.00% due 11/01/33	635,288	633,755
5.00% due 03/01/34	832,263	830,130
5.00% due 05/01/34	259,335	258,563
5.00% due 06/01/34	190,877	190,309
5.00% due 08/01/34	285,722	284,872
5.00% due 09/01/34	735,317	733,129
5.00% due 11/01/34	166,180	165,685
5.00% due 12/01/34	170,553	170,046
5.00% due 03/01/35	460,623	459,505
5.00% due 06/01/35	1,711,516	1,705,351
5.00% due 07/01/35	4,186,303	4,171,225
5.00% due 08/01/35	958,939	955,485
5.00% due 08/01/36	905,346	902,085
5.10% due 05/01/15	1,299,487	1,326,372
5.26% due 05/01/14	551,557	555,895
5.41% due 02/01/14	319,330	326,443
5.41% due 08/01/14	623,474	636,998
5.46% due 11/01/18	842,398	855,776
5.50% due 11/01/17	520,650	534,795
5.50% due 01/01/18	786,510	807,877
5.50% due 02/01/18	436,278	447,882
5.50% due 07/01/19	1,043,730	1,070,597
5.50% due 08/01/19	287,766	295,173
5.50% due 09/01/19	567,695	582,309
5.50% due 11/01/19	94,379	96,809
5.50% due 12/01/19	169,163	173,518
5.50% due 01/01/21	380,516	389,926
5.50% due 05/01/22	515,431	528,004
5.50% due 05/01/25	392,180	399,299
5.50% due 06/01/25	270,844	275,761
5.50% due 07/01/27	231,502	235,643
5.50% due 02/01/33	819,465	831,828
5.50% due 03/01/33	471,778	478,895
5.50% due 06/01/33	1,050,400	1,066,248
5.50% due 07/01/33	4,232,714	4,296,770
5.50% due 11/01/33	1,230,976	1,249,547
5.50% due 12/01/33	219,882	223,200
5.50% due 01/01/34	749,045	760,346
5.50% due 02/01/34	1,541,885	1,564,965
5.50% due 03/01/34	119,671	121,442
5.50% due 04/01/34	466,453	473,331
5.50% due 05/01/34	1,293,879	1,312,645
5.50% due 06/01/34	216,686	219,828
5.50% due 07/01/34	2,186,766	2,218,483
5.50% due 08/01/34	254,230	257,918
5.50% due 09/01/34	3,215,175	3,261,807
5.50% due 10/01/34	3,684,191	3,737,626
5.50% due 11/01/34	5,688,933	5,771,445
5.50% due 12/01/34	2,473,983	2,509,865
5.50% due 01/01/35	6,066,759	6,155,201
5.50% due 02/01/35	580,672	588,841
5.50% due 03/01/35	1,631,064	1,653,641
5.50% due 04/01/35	585,550	593,655
5.50% due 08/01/35	1,174,344	1,191,195
5.50% due 09/01/35	699,273	708,952
5.50% due 10/01/35	505,606	512,605
5.50% due 04/01/36	822,716	834,104
5.50% due 10/01/36	659,754	668,780
5.50% due 11/01/36	638,149	646,879
5.50% due 03/01/37	1,227,557	1,244,350
5.67% due 02/01/13	293,338	307,684
5.69% due 10/01/35	394,007	392,588

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.89% due 09/01/35	$1,107,014	$1,122,337
5.94% due 12/01/35	1,262,018	1,279,487
5.99% due 08/01/34	446,695	453,174
6.00% due 05/15/08	898,000	905,960
6.00% due 01/01/17	592,612	613,752
6.00% due 08/01/17	367,516	380,582
6.00% due 03/01/18	90,200	93,407
6.00% due 11/01/18	795,960	824,378
6.00% due 01/01/21	262,760	271,770
6.00% due 05/01/21	395,272	408,826
6.00% due 07/01/21	362,533	374,965
6.00% due 11/01/25	283,577	291,736
6.00% due 04/01/34	981,240	1,008,591
6.00% due 05/01/34	894,430	919,361
6.00% due 06/01/34	2,159,666	2,219,863
6.00% due 07/01/34	1,260,596	1,295,734
6.00% due 08/01/34	1,638,573	1,684,246
6.00% due 09/01/34	580,850	597,040
6.00% due 10/01/34	1,526,667	1,569,297
6.00% due 11/01/34	193,824	199,226
6.00% due 12/01/34	70,317	72,277
6.00% due 08/01/35	249,845	256,636
6.00% due 09/01/35	693,814	714,033
6.00% due 10/01/35	140,411	144,228
6.00% due 11/01/35	220,983	226,989
6.00% due 12/01/35	1,403,901	1,442,062
6.00% due 02/01/36	1,427,995	1,466,576
6.00% due 03/01/36	610,428	626,497
6.00% due 04/01/36	663,724	681,196
6.00% due 06/01/36	385,796	396,161
6.00% due 08/01/36	322,738	331,233
6.00% due 12/01/36	410,133	420,929
6.00% due 01/01/37	1,517,079	1,556,998
6.00% due 02/01/37	615,922	632,117
6.00% due 03/01/37	444,283	455,964
6.00% due 04/01/37	975,913	1,001,573
6.00% due 05/01/37	672,660	690,347
6.00% due 06/01/37	896,138	919,702
6.00% due 07/01/37	1,629,246	1,672,085
6.33% due 03/01/11	130,601	141,519
6.50% due 06/01/31	314,437	328,301
6.50% due 07/01/31	89,062	92,989
6.50% due 09/01/31	352,001	367,522
6.50% due 02/01/32	404,792	422,641
6.50% due 07/01/32	781,025	815,415
6.50% due 08/01/32	571,746	596,789
6.50% due 01/01/33	366,233	382,273
6.50% due 04/01/34	75,640	78,721
6.50% due 06/01/34	107,591	111,973
6.50% due 08/01/34	399,914	416,203
6.50% due 03/01/36	222,214	230,707
6.50% due 05/01/36	343,315	356,436
6.50% due 01/01/37	355,610	369,201
6.50% due 02/01/37	1,840,435	1,910,686
6.50% due 04/01/37	361,177	374,960
6.50% due 05/01/37	480,617	498,958
6.50% due 06/01/37	372,718	386,942
6.50% due 07/01/37	469,818	487,747
6.63% due 09/15/09	2,374,000	2,520,932
7.50% due 02/01/30	42,627	46,205
7.50% due 03/01/31	100,608	108,721
7.50% due 01/01/32	81,701	88,290

		120,793,719

Government National Mtg. Assoc. — 0.8%
4.50% due 07/20/33	76,992	75,080
4.50% due 09/20/33	472,288	460,561
4.50% due 12/20/34	144,584	140,922
5.00% due 07/20/33	115,271	115,356
5.00% due 06/15/34	393,485	394,779
5.00% due 10/15/34	235,974	236,734
5.50% due 11/15/32	534,482	545,813
5.50% due 05/15/33	2,415,871	2,466,355
5.50% due 08/15/33	215,135	219,631
5.50% due 12/15/33	659,075	672,881
5.50% due 10/15/35	155,700	158,859
6.00% due 09/15/32	717,799	742,617
6.00% due 04/15/33	493,051	509,961
6.00% due 02/15/34	266,622	275,692
6.00% due 07/15/34	253,734	262,366
6.00% due 09/15/34	293,355	303,334
6.00% due 02/20/35	310,064	320,073
6.00% due 04/20/35	128,201	132,339
6.38% due 01/20/35	240,116	247,868
6.50% due 11/20/35	223,808	233,178
6.50% due 02/20/36	148,051	154,313

		8,668,712

U.S. Government Agencies — 0.4%
Small Business Administration Pass Through Series 2003-20G, Class 1 4.35% due 07/01/23(3)	127,702	128,417
Small Business Administration Pass Through Series 2004-20F, Class 1 4.35% due 06/01/24(3)	907,642	954,567
Small Business Administration Pass Through Series 2004-20D, Class 1 4.77% due 04/01/24(3)	369,963	377,863
Small Business Administration Pass Through Series 2005-20C, Class 1 4.95% due 03/01/25(3)	952,180	961,821
Small Business Administration Pass Through Series 2004-20I, Class 1 4.99% due 09/01/24(3)	560,618	577,650
Small Business Administration Pass Through Series 2005-20J, Class 1 5.09% due 10/01/25(3)	530,304	536,991
Small Business Administration Pass Through Series 2004-20E, Class 1 5.18% due 05/01/24(3)	597,167	619,994

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
U.S. Government Agencies (continued)

Small Business Administration Pass Through Series 2005-20L, Class 1 5.39% due 12/01/25(3)	$458,042	$478,622

		4,635,925

Total U.S. Government Agencies (cost $184,663,580)		187,835,914

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 2.6%
4.50% due 02/15/36	4,246,000	4,340,541
5.38% due 02/15/31	9,857,000	11,296,280
6.00% due 02/15/26	3,317,000	4,010,200
6.25% due 08/15/23	611,000	750,623
6.75% due 08/15/26	6,497,000	8,491,274
8.00% due 11/15/21	318,000	446,566

		29,335,484

United States Treasury Notes — 9.4%
3.13% due 10/15/08	12,812,000	12,893,074
3.50% due 11/15/09	6,515,000	6,670,747
3.88% due 02/15/13	5,337,000	5,600,931
4.25% due 11/15/13	2,951,000	3,149,502
4.50% due 03/31/09	8,263,000	8,487,002
4.75% due 11/15/08	5,565,000	5,674,998
4.75% due 05/15/14	829,000	907,301
4.88% due 08/15/09	3,731,000	3,884,322
4.88% due 08/15/16	3,640,000	3,992,341
5.13% due 06/30/11	20,461,000	22,254,529
5.50% due 02/15/08	4,439,000	4,445,241
5.63% due 05/15/08	9,059,000	9,150,297
6.50% due 02/15/10	16,348,000	17,749,073

		104,859,358

Total U.S. Government Treasuries (cost $128,506,025)		134,194,842

Total Long-Term Investment Securities (cost $1,081,242,508)		1,103,985,450

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.6%
Goldman Sachs Group 3.02% due 02/01/08 (cost $6,398,000)	6,398,000	6,398,000

TOTAL INVESTMENTS (cost $1,087,640,508)(10)	99.3%	1,110,383,450
Other assets less liabilities	0.7	7,440,959

NET ASSETS	100.0%	$1,117,824,409

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $23,799,959 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2008.
(5)	Illiquid security
(6)	Fair valued security; see Note 2
(7)	Interest Only
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Variable Rate Security — the rate reflected is as of January 31, 2008, maturity date reflects next reset date.
(10)	See Note 4 for cost of investments on a tax basis.

ADR  — American Depository Receipt
GDR  — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Electric-Integrated	30.5%
Telephone-Integrated	13.5
Cellular Telecom	9.2
Pipelines	8.5
Independent Power Producers	6.4
Cable TV	6.3
Telecom Services	5.6
Gas-Distribution	3.9
Electric-Generation	2.5
Oil Companies-Exploration & Production	2.0
Commercial Paper	2.0
Electric-Distribution	1.4
Electric-Transmission	1.3
Oil Companies-Integrated	0.9
Oil-Field Services	0.9
Water	0.9
Broadcast Services/Program	0.8
Energy-Alternate Services	0.8
Building-Heavy Construction	0.6
Web Portals/ISP	0.5
Mining	0.5
Oil & Gas Drilling	0.4
Building & Construction-Misc.	0.2

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.9%
Broadcast Services/Program — 0.8%
Grupo Televisa SA ADR	22,870	$509,772
Building & Construction-Misc. — 0.2%
Bouygues SA(2)	1,680	129,429
Building-Heavy Construction — 0.6%
Acciona SA(2)	1,480	376,763
Cable TV — 5.9%
Comcast Corp., Special Class A†	52,780	949,512
Megacable Holdings SA de CV†	62,040	180,474
Rogers Communications, Inc.	38,860	1,485,818
Time Warner Cable, Inc.†	38,730	974,447

		3,590,251
Cellular Telecom — 8.9%
America Movil SAB de CV, Series L ADR	20,690	1,239,538
Cellcom Israel, Ltd.	32,860	1,013,074
Hutchison Telecommunications International, Ltd.(2)	296,000	415,411
Mobile Telesystems ADR	2,870	238,698
MTN Group, Ltd.(2)	23,190	368,960
NII Holdings, Inc.†	23,490	1,002,083
Partner Communications ADR	8,460	175,545
Turkcell Iletisim Hizmetleri AS ADR	1,300	29,458
Vodafone Group PLC(2)	248,828	873,275

		5,356,042
Coal — 0.0%
Peabody Energy Corp.	500	27,010
Electric-Generation — 1.8%
The AES Corp.	55,890	1,066,381
Electric-Integrated — 28.8%
Allegheny Energy, Inc.	500	27,395
American Electric Power Co., Inc.	30,890	1,323,019
CMS Energy Corp.	71,990	1,128,083
Consolidated Edison, Inc.	4,070	177,371
Constellation Energy Group, Inc.	4,170	391,813
Dominion Resources, Inc.	17,150	737,450
DPL, Inc.	30,220	838,907
DTE Energy Co.	10,670	455,075
E.ON AG(2)	6,619	1,216,879
Edison International	23,830	1,242,973
Electricite de France(2)	2,800	291,450
Enersis SA/Chile ADR	33,700	479,214
FirstEnergy Corp.	6,480	461,506
FPL Group, Inc.	16,870	1,087,778
Iberdrola SA(2)	23,298	356,202
International Power PLC(2)	119,510	948,230
MDU Resources Group, Inc.	23,810	617,155
Northeast Utilities	19,590	543,035
Oesterreichische Elektrizitaetswirtschafts AG(2)	3,850	254,424
Pepco Holdings, Inc.	30,640	780,094
PG&E Corp.	24,370	1,000,145
Portland General Electric Co.	8,630	212,643
Public Service Enterprise Group, Inc.	13,410	1,287,360
RWE AG(2)	2,920	358,098
Scottish and Southern Energy PLC(2)	13,050	396,525
Suez SA(2)	1,444	88,300
Wisconsin Energy Corp.	2,510	114,280

Xcel Energy, Inc.	29,500	613,305

		17,428,709
Electric-Transmission — 1.3%
Red Electrica de Espana(2)	13,959	802,720
Energy-Alternate Sources — 0.4%
Covanta Holding Corp.†	9,320	236,635
Gas-Distribution — 3.9%
AGL Resources, Inc.	12,800	484,480
Enagas(2)	22,432	618,692
Sempra Energy	22,010	1,230,359

		2,333,531
Independent Power Producers — 4.9%
Dynegy, Inc., Class A	65,580	460,371
NRG Energy, Inc.†	55,380	2,137,114
Reliant Energy, Inc.†	18,180	386,689

		2,984,174
Oil & Gas Drilling — 0.4%
Noble Corp.	6,060	265,246
Oil Companies-Exploration & Production — 2.0%
OAO Gazprom ADR	6,900	331,890
OAO Gazprom ADR (London)(2)	430	20,800
Talisman Energy, Inc.	18,040	284,960
Ultra Petroleum Corp.†	5,230	359,824
XTO Energy, Inc.	3,785	196,593

		1,194,067
Oil Companies-Integrated — 0.9%
Marathon Oil Corp.	1,850	86,673
Total SA(2)	6,407	464,734

		551,407
Oil-Field Services — 0.9%
Halliburton Co.	15,600	517,452
Pipelines — 7.8%
El Paso Corp.	64,360	1,060,653
Equitable Resources, Inc.	32,210	1,795,708
Questar Corp.	14,020	713,758
Williams Cos., Inc.	35,930	1,148,682

		4,718,801
Telecom Services — 5.6%
Embarq Corp.	24,360	1,103,508
Singapore Telecommunications, Ltd.(2)	100,000	259,813
Telenor ASA†(2)	39,910	825,786
TELUS Corp.	17,320	727,956
Tim Participacoes SA ADR	11,720	447,587

		3,364,650

Telephone-Integrated — 13.5%
AT&T, Inc.	60,520	2,329,415
Hrvatske Telekom GDR†(5)	900	58,060
Koninklijke KPN NV(2)	57,450	1,042,740
Philippine Long Distance Telephone Co.(2)	3,770	280,547

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Telephone-Integrated (continued)

Philippine Long Distance Telephone Co. ADR	4,920	$370,230
Qwest Communications International, Inc.	150,010	882,059
Sprint Nextel Corp.	2,680	28,220
Telecom Argentina SA ADR	23,830	484,702
Telefonica SA(2)	35,746	1,046,716
Telkom SA, Ltd.†(2)	8,490	160,114
Verizon Communications, Inc.	20,480	795,443
Windstream Corp.	57,300	665,253

		8,143,499
Water — 0.8%
United Utilities PLC(2)	14,290	203,743
Veolia Environnement(2)	3,768	309,197

		512,940
Web Portals/ISP — 0.5%
Iliad SA(2)	3,357	302,250

Total Common Stock (cost $55,778,295)		54,411,729

PREFERRED STOCK — 5.7%
Cable TV — 0.4%
NET Servicos de Comunicacao	19,500	226,595
Electric-Distribution — 1.3%
Eletropaulo Metropolitana de Sao Paulo SA Class B	10,410,000	813,744
Electric-Generation — 0.8%
AES Tiete SA	13,625,000	461,654
Electric-Integrated — 1.0%
Entergy Corp. 7.63%	9,400	601,600
Independent Power Producer — 1.5%
NRG Energy, Inc. 5.75%	2,690	905,561
Pipelines — 0.7%
El Paso Corp. 4.99%	330	446,779

Total Preferred Stock (cost $3,369,239)		3,455,933
CONVERTIBLE BONDS & NOTES — 1.0%
Cellular Telecom — 0.4%
Nextel International Holdings Senior Notes 3.13% due 06/15/12	$263,000	225,522

Energy-Alternate Sources — 0.1%
Covanta Holding Corp. Senior Debentures 1.00% due 02/01/27	60,000	63,975
Mining — 0.5%
Peabody Energy Corp. Junior Sub-Debentures 4.75% due 12/15/66	246,000	290,894

Total Convertible Bonds & Notes (cost $560,138)		580,391
LOANS — 0.7%
Electric-Integrated — 0.7%
Txu Corp 9.00% due 10/31/14(3)(4)(5) (cost $472,986)	474,172	437,262
WARRANTS — 0.3%
Energy-Alternate Sources — 0.3%
Unified Energy System expires 07/04/17 (strike price $ 0.00001)(5) (cost $250,165)	196,000	197,960

Total Long-Term Investment Securities (cost $60,430,823)		59,083,275
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 2.0%
Goldman Sachs Group 3.02% due 02/01/08 (cost $1,182,000)	$1,182,000	1,182,000
TOTAL INVESTMENTS (cost $61,612,823)(1)	99.6%	60,265,275
Other assets less liabilities	0.4	250,967

NET ASSETS	100.0%	$60,516,242

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

(3)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

(5)	To the extent permitted by the Statement of Additional Information, the Telecom Utility Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the Telecom Utility Fund held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Hrvatske Telekom GDR Common Stock	10/2/2007	860	$44,514
	1/17/2008	40	2,662

		900	47,176	$58,060	$64.51	0.10%
TXU Corp. 9.00% due 10/31/14 Loan Agreement	10/24/2007	474,172	474,172	437,262	0.92	0.72
Unified Energy Systems Expires 07/04/17 (strike price $0.00) Warrants	8/21/2007	196,000	250,165	197,060	1.01	0.33

				$692,382		1.15%

ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*GBP	20,215	USD	41,118	2/11/2008	946
*GBP	806,365	USD	1,619,473	2/14/2008	$17,315
*USD	279,794	EUR	190,135	2/5/2008	2,842
*USD	688,976	EUR	471,811	2/8/2008	12,227

					$33,330

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*EUR	190,135	USD	280,441	2/5/2008	$(2,196)
*EUR	4,319,625	USD	6,238,400	2/8/2008	(181,407)
*EUR	413,483	USD	609,074	3/17/2008	(4,841)
*GBP	44,121	USD	87,015	2/5/2008	(696)
GBP	23,360	USD	46,322	3/17/2008	(1)
GBP	36,008	USD	71,318	4/4/2008	(2)
*USD	87,725	GBP	44,121	2/5/2008	(14)
*USD	242,855	GBP	118,976	2/14/2008	(6,462)
*USD	55,739	GBP	27,280	2/11/2008	(1,527)
*USD	1,443,594	EUR	971,037	3/17/2008	(1,857)

					(199,003)

Net Unrealized Appreciation (Depreciation)					$(165,673)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar
GBP — British Pound

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.7%
Diversified Manufacturing Operations	4.8
Medical-Drugs	4.5
Banks-Super Regional	4.5
Finance-Investment Banker/Broker	4.4
Computers	3.5
Telephone-Integrated	3.2
Electric-Integrated	3.1
Repurchase Agreements	3.0
Medical Products	2.4
Insurance-Multi-line	2.4
Applications Software	2.3
Cosmetics & Toiletries	2.1
Oil Companies-Exploration & Production	2.0
Electronic Components-Semiconductors	2.0
Beverages-Non-alcoholic	1.9
Retail-Discount	1.7
Aerospace/Defense	1.6
Multimedia	1.6
Tobacco	1.4
Oil-Field Services	1.4
Networking Products	1.3
Medical-HMO	1.3
Web Portals/ISP	1.3
Insurance-Life/Health	1.1
Transport-Services	1.0
Food-Misc.	1.0
Real Estate Investment Trusts	1.0
Medical-Biomedical/Gene	0.9
Wireless Equipment	0.9
Retail-Restaurants	0.8
Banks-Fiduciary	0.8
Transport-Rail	0.8
Enterprise Software/Service	0.8
Chemicals-Diversified	0.8
Retail-Drug Store	0.7
Retail-Building Products	0.7
Medical Instruments	0.7
Aerospace/Defense-Equipment	0.7
Cable TV	0.6
Oil & Gas Drilling	0.6
Banks-Commercial	0.6
Insurance-Property/Casualty	0.6
Finance-Credit Card	0.5
Investment Management/Advisor Services	0.5
Agricultural Chemicals	0.5
Finance-Other Services	0.5
Finance-Mortgage Loan/Banker	0.5
Data Processing/Management	0.4
Machinery-Construction & Mining	0.4
Computers-Memory Devices	0.4
Pipelines	0.4
Consumer Products-Misc.	0.4
Industrial Gases	0.4
Oil Refining & Marketing	0.4
Pharmacy Services	0.4
E-Commerce/Services	0.3
Electric Products-Misc.	0.3
Brewery	0.3
Telecom Equipment-Fiber Optics	0.3
Therapeutics	0.3
Sovereign	0.3
Machinery-Farming	0.3
Commercial Services-Finance	0.3
Food-Retail	0.3
Semiconductor Equipment	0.3
Instruments-Scientific	0.3
Metal-Diversified	0.3
Computer Services	0.3
Oil Field Machinery & Equipment	0.2
Auto-Cars/Light Trucks	0.2
Retail-Apparel/Shoe	0.2
Medical-Wholesale Drug Distribution	0.2
Steel-Producers	0.2
Coal	0.2
Agricultural Operations	0.2
Insurance Brokers	0.2
Metal-Aluminum	0.2
Retail-Regional Department Stores	0.2
Chemicals-Specialty	0.2
Savings & Loans/Thrifts	0.2
Mining	0.2
Retail-Office Supplies	0.2
Food-Wholesale/Distribution	0.2
Hotels/Motels	0.2
Apparel Manufacturers	0.2
E-Commerce/Products	0.2
Athletic Footwear	0.2
Forestry	0.2
Internet Security	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Consumer Electronics	0.2
Engineering/R&D Services	0.2
Electronic Forms	0.2
Office Automation & Equipment	0.2
Paper & Related Products	0.2
Advertising Agencies	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Components-Misc.	0.2
Cruise Lines	0.2
Retail-Major Department Stores	0.2
Food-Confectionery	0.2
Health Care Cost Containment	0.2
Building-Residential/Commercial	0.1
Auto-Heavy Duty Trucks	0.1
Television	0.1
Building & Construction Products-Misc.	0.1
Gas-Distribution	0.1
Medical Labs & Testing Services	0.1
Broadcast Services/Program	0.1
Entertainment Software	0.1
Semiconductors Components-Intergrated Circuits	0.1
Electronics-Military	0.1
Casino Services	0.1
Electric-Generation	0.1
Electronic Measurement Instruments	0.1
Metal Processors & Fabrication	0.1
Medical-Generic Drugs	0.1
Toys	0.1
Schools	0.1
Tools-Hand Held	0.1
Distribution/Wholesale	0.1
Engines-Internal Combustion	0.1
Publishing-Newspapers	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Disposable Medical Products	0.1%
Motorcycle/Motor Scooter	0.1
Retail-Bedding	0.1
Computer Aided Design	0.1
Finance-Consumer Loans	0.1
Airlines	0.1
Containers-Paper/Plastic	0.1
Retail-Computer Equipment	0.1
Printing-Commercial	0.1
Building Products-Air & Heating	0.1
Industrial Automated/Robotic	0.1
Steel-Specialty	0.1
Appliances	0.1
Diversified Operations	0.1
Telecom Services	0.1
Home Decoration Products	0.1
Drug Delivery Systems	0.1
Coatings/Paint	0.1
Retail-Jewelry	0.1

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	1,180	$10,537
Omnicom Group, Inc.	830	37,657

		48,194

Aerospace/Defense — 1.6%
Boeing Co.	1,879	156,295
General Dynamics Corp.	976	82,433
Lockheed Martin Corp.	878	94,754
Northrop Grumman Corp.	820	65,075
Raytheon Co.	1,040	67,746
Rockwell Collins, Inc.	442	27,934

		494,237

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	328	20,516
United Technologies Corp.	2,395	175,817

		196,333

Agricultural Chemicals — 0.5%
Monsanto Co.	1,325	148,983

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,559	68,674

Airlines — 0.1%
Southwest Airlines Co.	1,815	21,290

Apparel Manufacturers — 0.2%
Coach, Inc.†	893	28,621
Jones Apparel Group, Inc.	214	3,595
Liz Claiborne, Inc.	235	5,144
Polo Ralph Lauren Corp.	89	5,392
VF Corp.	202	15,629

		58,381

Appliances — 0.1%
Whirlpool Corp.	204	17,362

Applications Software — 2.3%
Citrix Systems, Inc.†	455	15,752
Compuware Corp.†	736	6,256
Intuit, Inc.†	806	24,736
Microsoft Corp.	19,500	635,700

		682,444

Athletic Footwear — 0.2%
NIKE, Inc., Class B	930	57,437

Audio/Video Products — 0.0%
Harman International Industries, Inc.	152	7,079

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	5,066	33,638
General Motors Corp.	1,372	38,842

		72,480

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	930	43,636

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	1,440	50,933

Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria, ADR	1	21
BB&T Corp.	1,420	51,518
Commerce Bancorp, Inc.	433	16,502
First Horizon National Corp.	300	6,501
M&T Bank Corp.	198	18,170
Marshall & Ilsley Corp.	705	19,670
Regions Financial Corp.	1,684	42,504
Zions Bancorp	272	14,889

		169,775

Banks-Fiduciary — 0.8%
Northern Trust Corp.	482	35,360
State Street Corp.	936	76,864
The Bank of New York Mellon Corp.	2,851	132,942

		245,166

Banks-Super Regional — 4.5%
Bank of America Corp.	10,758	477,117
Capital One Financial Corp.	947	51,905
Comerica, Inc.	383	16,706
Fifth Third Bancorp	1,440	39,024
Huntington Bancshares, Inc.	322	4,331
KeyCorp.	986	25,784
National City Corp.	1,496	26,614
PNC Financial Services Group, Inc.	853	55,974
SunTrust Banks, Inc.	883	60,883
US Bancorp	4,186	142,115
Wachovia Corp.	4,816	187,487
Wells Fargo & Co.	8,181	278,236

		1,366,176

Beverages-Non-alcoholic — 1.9%
Coca-Cola Enterprises, Inc.	716	16,518
Pepsi Bottling Group, Inc.	354	12,337
PepsiCo, Inc.	3,901	266,009
The Coca-Cola Co.	4,818	285,081

		579,945

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	26	1,637
Constellation Brands, Inc., Class A†	521	10,889

		12,526

Brewery — 0.3%
Anheuser-Busch Cos., Inc.	1,980	92,110
Molson Coors Brewing Co., Class B	254	11,346

		103,456

Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	1,207	37,067

Building & Construction Products-Misc. — 0.1%
Masco Corp.	893	20,476
Vulcan Materials Co.	265	20,792

		41,268

Building Products-Air & Heating — 0.1%
Trane, Inc.	460	20,599

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Building-Residential/Commercial — 0.1%
Centex Corp.	332	$9,223
D.R. Horton, Inc.	716	12,351
KB Home	186	5,115
Lennar Corp., Class A	375	7,725
Pulte Homes, Inc.	572	9,346

		43,760

Cable TV — 0.6%
Comcast Corp., Class A†	7,449	135,274
The DIRECTV Group, Inc.†	1,738	39,244

		174,518

Casino Services — 0.1%
International Game Technology	765	32,643

Chemicals-Diversified — 0.8%
E.I. du Pont de Nemours & Co.	2,180	98,492
PPG Industries, Inc.	396	26,172
Rohm & Haas Co.	313	16,698
The Dow Chemical Co.	2,289	88,493

		229,855

Chemicals-Specialty — 0.2%
Ashland, Inc.	145	6,602
Eastman Chemical Co.	197	13,016
Ecolab, Inc.	441	21,278
Hercules, Inc.	94	1,648
International Flavors & Fragrances, Inc.	187	7,968
Sigma-Aldrich Corp.	300	14,898

		65,410

Coal — 0.2%
CONSOL Energy, Inc.	443	32,339
Peabody Energy Corp.	682	36,842

		69,181

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	283	16,190

Commercial Services — 0.0%
Convergys Corp.†	339	5,258

Commercial Services-Finance — 0.3%
Equifax, Inc.	331	12,277
H&R Block, Inc.	788	15,185
Moody’s Corp.	619	21,659
The Western Union Co.	1,879	42,089

		91,210

Computer Aided Design — 0.1%
Autodesk, Inc.†	560	23,044

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	252	12,285
Cognizant Technology Solutions Corp., Class A†	588	16,405
Computer Sciences Corp.†	436	18,452
Electronic Data Systems Corp.	1,282	25,768
Unisys Corp.†	1,075	4,472

		77,382

Computers — 3.5%
Apple, Inc.†	2,123	287,369
Dell, Inc.†	5,431	108,837
Hewlett-Packard Co.	6,248	273,350
International Business Machines Corp.	3,340	358,516
Sun Microsystems, Inc.†	2,008	35,140

		1,063,212

Computers-Integrated Systems — 0.0%
Teradata Corp.†	470	11,195

Computers-Memory Devices — 0.4%
EMC Corp.†	5,086	80,715
Network Appliance, Inc.†	868	20,155
SanDisk Corp.†	597	15,193
Seagate Technology†(1)(2)	1,206	0

		116,063

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	239	8,654

Consumer Products-Misc. — 0.4%
Clorox Co.	336	20,604
Fortune Brands, Inc.	371	25,940
Kimberly-Clark Corp.	1,025	67,291

		113,835

Containers-Metal/Glass — 0.0%
Ball Corp.	221	10,142

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	45	1,223
Pactiv Corp.†	341	9,756
Sealed Air Corp.	391	10,225

		21,204

Cosmetics & Toiletries — 2.1%
Avon Products, Inc.	1,040	36,421
Colgate-Palmolive Co.	1,236	95,172
Procter & Gamble Co.	7,527	496,405
The Estee Lauder Cos., Inc., Class A	209	8,820

		636,818

Cruise Lines — 0.2%
Carnival Corp.	1,058	47,070

Data Processing/Management — 0.4%
Automatic Data Processing, Inc.	1,345	54,567
Fidelity National Information Services, Inc.	167	7,089
Fiserv, Inc.†	413	21,216
Paychex, Inc.	860	28,139
Total Systems Services, Inc.	476	10,990

		122,001

Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	392	12,560

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	247	23,853

Distribution/Wholesale — 0.1%
Genuine Parts Co.	267	11,729
WW Grainger, Inc.	172	13,686

		25,415

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Diversified Manufacturing Operations — 4.8%
3M Co.	1,728	$137,635
Cooper Industries, Ltd., Class A	436	19,419
Danaher Corp.	614	45,712
Dover Corp.	482	19,453
Eaton Corp.	356	29,463
General Electric Co.	24,495	867,368
Honeywell International, Inc.	1,809	106,858
Illinois Tool Works, Inc.	1,034	52,114
Ingersoll-Rand Co., Ltd., Class A	681	26,913
ITT, Inc.	454	26,981
Leggett & Platt, Inc.	189	3,595
Parker Hannifin Corp.	409	27,652
Textron, Inc.	656	36,769
Tyco International, Ltd.	1,238	48,728

		1,448,660

Diversified Operations — 0.1%
Leucadia National Corp.	393	17,359

Drug Delivery Systems — 0.1%
Hospira, Inc.†	395	16,238

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	745	57,886

E-Commerce/Services — 0.3%
eBay, Inc.†	2,756	74,109
Expedia, Inc.†	504	11,602
IAC/InterActive Corp.†	354	9,183
Monster Worldwide, Inc.†	372	10,360

		105,254

Electric Products-Misc. — 0.3%
Emerson Electric Co.	1,908	97,003
Molex, Inc.	286	6,875

		103,878

Electric-Generation — 0.1%
The AES Corp.†	1,676	31,978

Electric-Integrated — 3.1%
Allegheny Energy, Inc.	423	23,176
Ameren Corp.	505	22,629
American Electric Power Co., Inc.	970	41,545
CenterPoint Energy, Inc.	962	15,402
CMS Energy Corp.	693	10,859
Consolidated Edison, Inc.	659	28,719
Constellation Energy Group, Inc.	484	45,477
Dominion Resources, Inc.	1,418	60,974
DTE Energy Co.	432	18,425
Duke Energy Corp.	3,057	57,044
Edison International	816	42,563
Entergy Corp.	495	53,549
Exelon Corp.	1,600	121,904
FirstEnergy Corp.	739	52,632
FPL Group, Inc.	991	63,900
NiSource, Inc.	628	11,926
Pepco Holdings, Inc.	492	12,526
PG&E Corp.	858	35,212
Pinnacle West Capital Corp.	25	960
PPL Corp.	931	45,544
Progress Energy, Inc.	628	28,367
Public Service Enterprise Group, Inc.	616	59,136
Southern Co.	1,840	66,884
TECO Energy, Inc.	121	2,017
Xcel Energy, Inc.	1,060	22,037

		943,407

Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	521	6,903
Tyco Electronics, Ltd.	1,205	40,741

		47,644

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	1,445	11,040
Altera Corp.	841	14,205
Broadcom Corp., Class A†	1,140	25,171
Intel Corp.	14,171	300,425
LSI Logic Corp.†	1,866	9,741
MEMC Electronic Materials, Inc.†	569	40,661
Microchip Technology, Inc.	454	14,487
Micron Technology, Inc.†	1,843	12,956
National Semiconductor Corp.	569	10,487
NVIDIA Corp.†	1,346	33,098
QLogic Corp.†	437	6,249
Texas Instruments, Inc.	3,388	104,791
Xilinx, Inc.	712	15,571

		598,882

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,391	48,588

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	937	31,774

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	304	33,692

Engineering/R&D Services — 0.2%
Fluor Corp.	231	28,106
Jacobs Engineering Group, Inc.†	268	20,486

		48,592

Engines-Internal Combustion — 0.1%
Cummins, Inc.	524	25,299

Enterprise Software/Service — 0.8%
BMC Software, Inc.†	475	15,219
CA, Inc.	984	21,678
Novell, Inc.†	875	5,565
Oracle Corp.†	9,557	196,396

		238,858

Entertainment Software — 0.1%
Electronic Arts, Inc.†	764	36,191

Filtration/Separation Products — 0.0%
Pall Corp.	297	10,956

Finance-Commercial — 0.0%
CIT Group, Inc.	483	13,505

Finance-Consumer Loans — 0.1%
SLM Corp.	1,036	22,533

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Credit Card — 0.5%
American Express Co.	2,835	$139,822
Discover Financial Services	1,208	21,140

		160,962

Finance-Investment Banker/Broker — 4.4%
Citigroup, Inc.	12,100	341,462
E*TRADE Financial Corp.†	1,028	5,109
JPMorgan Chase & Co.	8,142	387,152
Lehman Brothers Holdings, Inc.	1,289	82,715
Merrill Lynch & Co., Inc.	2,074	116,974
Morgan Stanley	2,573	127,183
The Bear Stearns Cos., Inc.	316	28,535
The Charles Schwab Corp.	2,270	50,621
The Goldman Sachs Group, Inc.	964	193,542

		1,333,293

Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp.	1,475	10,266
Fannie Mae	2,371	80,282
Freddie Mac	1,604	48,746

		139,294

Finance-Other Services — 0.5%
CME Group, Inc.	113	69,936
IntercontinentalExchange, Inc.†	176	24,633
NYSE Euronext	666	52,381

		146,950

Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	270	3,164
MBIA, Inc.	333	5,161
MGIC Investment Corp.	207	3,830

		12,155

Food-Confectionery — 0.2%
The Hershey Co.	421	15,240
WM Wrigley Jr. Co.	527	30,266

		45,506

Food-Dairy Products — 0.0%
Dean Foods Co.	216	6,048

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	685	9,761

Food-Misc. — 1.0%
Campbell Soup Co.	539	17,038
ConAgra Foods, Inc.	1,181	25,427
General Mills, Inc.	836	45,654
H.J. Heinz Co.	769	32,729
Kellogg Co.	656	31,422
Kraft Foods, Inc., Class A	3,750	109,725
McCormick & Co., Inc.	303	10,217
Sara Lee Corp.	1,755	24,675

		296,887

Food-Retail — 0.3%
Safeway, Inc.	1,072	33,222
The Kroger Co.	1,705	43,392
Whole Foods Market, Inc.	337	13,291

		89,905

Food-Wholesale/Distribution — 0.2%
SUPERVALU, Inc.	546	16,413
Sysco Corp.	1,474	42,819

		59,232

Forestry — 0.2%
Plum Creek Timber Co., Inc.	517	21,585
Weyerhaeuser Co.	507	34,334

		55,919

Gas-Distribution — 0.1%
Nicor, Inc.	48	1,968
Sempra Energy	701	39,186

		41,154

Health Care Cost Containment — 0.2%
McKesson Corp.	724	45,460

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	676	16,305

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	757	27,222
Starwood Hotels & Resorts Worldwide, Inc.	482	21,811
Wyndham Worldwide Corp.	431	10,154

		59,187

Human Resources — 0.0%
Robert Half International, Inc.	473	13,140

Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	1,292	9,070

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	361	20,584

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	546	49,151
Praxair, Inc.	772	62,462

		111,613

Instruments-Scientific — 0.3%
Applera Corp. — Applied Biosystems Group	422	13,306
PerkinElmer, Inc.	310	7,716
Thermo Fisher Scientific, Inc.†	1,022	52,623
Waters Corp.†	243	13,960

		87,605

Insurance Brokers — 0.2%
AON Corp.	769	33,467
Marsh & McLennan Cos., Inc.	1,260	34,776

		68,243

Insurance-Life/Health — 1.1%
AFLAC, Inc.	1,239	75,988
CIGNA Corp.	698	34,313
Genworth Financial, Inc., Class A	1,100	26,774
Lincoln National Corp.	652	35,443
Principal Financial Group	654	38,985
Prudential Financial, Inc.	1,100	92,807
Torchmark Corp.	82	5,007
UnumProvident Corp.	874	19,770

		329,087

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 2.4%
ACE, Ltd.	832	$48,539
American International Group, Inc.(3)	6,148	339,124
Assurant, Inc.	128	8,306
Cincinnati Financial Corp.	411	15,840
Hartford Financial Services Group, Inc.	760	61,385
Loews Corp.	984	45,943
MetLife, Inc.	1,795	105,851
The Allstate Corp.	1,429	70,407
XL Capital, Ltd., Class A	432	19,440

		714,835

Insurance-Property/Casualty — 0.6%
Chubb Corp.	961	49,770
SAFECO Corp.	197	10,514
The Progressive Corp.	1,692	31,404
The Travelers Cos., Inc.	1,563	75,180

		166,868

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	403	12,171

Internet Security — 0.2%
Symantec Corp†	2,102	37,689
VeriSign, Inc.†	535	18,147

		55,836

Investment Companies — 0.0%
American Capital Strategies, Ltd.	285	10,023

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	648	35,841
Federated Investors, Inc., Class B	145	6,172
Franklin Resources, Inc.	447	46,591
Janus Capital Group, Inc.	420	11,344
Legg Mason, Inc.	332	23,904
T. Rowe Price Group, Inc.	715	36,172

		160,024

Leisure Products — 0.0%
Brunswick Corp.	189	3,589

Linen Supply & Related Items — 0.0%
Cintas Corp.	134	4,398

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,542	109,698
Terex Corp.†	188	11,047

		120,745

Machinery-Farming — 0.3%
Deere & Co.	1,088	95,483

Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	316	12,046

Medical Information Systems — 0.0%
IMS Health, Inc.	494	11,802

Medical Instruments — 0.7%
Boston Scientific Corp.†	3,106	37,675
Medtronic, Inc.	2,740	127,602
St. Jude Medical, Inc.†	829	33,583

		198,860

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	279	20,613
Quest Diagnostics, Inc.	395	19,481

		40,094

Medical Products — 2.4%
Baxter International, Inc.	1,588	96,455
Becton Dickinson & Co.	611	52,870
Covidien, Ltd.	1,256	56,055
Johnson & Johnson	6,937	438,835
Stryker Corp.	601	40,249
Varian Medical Systems, Inc.†	174	9,046
Zimmer Holdings, Inc.†	568	44,457

		737,967

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	2,637	122,858
Biogen Idec, Inc.†	712	43,396
Celgene Corp.†	935	52,463
Genzyme Corp.†	645	50,394
Millipore Corp.†	103	7,225

		276,336

Medical-Drugs — 4.5%
Abbott Laboratories	3,746	210,900
Allergan, Inc.	778	52,274
Bristol-Myers Squibb Co.	4,796	111,219
Eli Lilly & Co.	2,391	123,184
Forest Laboratories, Inc.†	770	30,623
King Pharmaceuticals, Inc.†	592	6,210
Merck & Co., Inc.	5,275	244,127
Pfizer, Inc.	16,553	387,175
Schering-Plough Corp.	3,863	75,599
Wyeth	3,245	129,151

		1,370,462

Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	251	13,099
Mylan, Inc.	659	9,826
Watson Pharmaceuticals, Inc.†	246	6,423

		29,348

Medical-HMO — 1.3%
Aetna, Inc.	1,212	64,551
Coventry Health Care, Inc.†	376	21,274
Humana, Inc.†	427	34,288
UnitedHealth Group, Inc.	3,131	159,180
WellPoint, Inc.†	1,384	108,229

		387,522

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,107	4,904

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	408	19,033
Cardinal Health, Inc.	877	50,840

		69,873

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	279	31,750

Metal-Aluminum — 0.2%
Alcoa, Inc.	2,056	68,054

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	926	$82,442

Mining — 0.2%
Newmont Mining Corp.	1,110	60,317

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	586	23,780

Multimedia — 1.6%
Meredith Corp.	10	470
News Corp., Class A	5,606	105,953
The E.W. Scripps Co., Class A	125	5,090
The McGraw-Hill Cos., Inc.	957	40,921
The Walt Disney Co.	4,614	138,097
Time Warner, Inc.	8,760	137,883
Viacom, Inc., Class B†	1,590	61,628

		490,042

Networking Products — 1.3%
Cisco Systems, Inc.†	14,704	360,248
Juniper Networks, Inc.†	1,271	34,508

		394,756

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	124	2,696

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries, Inc.†	687	6,767
Waste Management, Inc.	1,272	41,264

		48,031

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	349	12,808
Xerox Corp.	2,314	35,636

		48,444

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	236	12,229

Oil & Gas Drilling — 0.6%
ENSCO International, Inc.	311	15,898
Nabors Industries, Ltd.†	708	19,272
Noble Corp.	679	29,720
Rowan Cos., Inc.	269	9,157
Transocean, Inc.†	781	95,750

		169,797

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	1,207	70,718
Apache Corp.	841	80,265
Chesapeake Energy Corp.	1,003	37,342
Devon Energy Corp.	1,129	95,942
EOG Resources, Inc.	597	52,238
Murphy Oil Corp.	455	33,461
Noble Energy, Inc.	331	24,024
Occidental Petroleum Corp.	2,008	136,283
Range Resources Corp.	358	18,695
XTO Energy, Inc.	1,226	63,678

		612,646

Oil Companies-Integrated — 6.7%
Chevron Corp.	5,117	432,386
ConocoPhillips	3,877	311,401
ExxonMobil Corp.	13,243	1,144,195
Hess Corp.	674	61,219
Marathon Oil Corp.	1,723	80,723

		2,029,924

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	508	20,452
National-Oilwell Varco, Inc.†	864	52,039

		72,491

Oil Refining & Marketing — 0.4%
Sunoco, Inc.	284	17,665
Tesoro Corp.	332	12,965
Valero Energy Corp.	1,334	78,959

		109,589

Oil-Field Services — 1.4%
Baker Hughes, Inc.	772	50,126
BJ Services Co.	739	16,073
Halliburton Co.	2,136	70,851
Schlumberger, Ltd.	2,899	218,759
Smith International, Inc.	427	23,148
Weatherford International, Ltd.†	868	53,651

		432,608

Paper & Related Products — 0.2%
International Paper Co.	1,088	35,088
MeadWestvaco Corp.	477	13,356

		48,444

Pharmacy Services — 0.4%
Express Scripts, Inc.†	613	41,371
Medco Health Solutions, Inc.†	1,296	64,904

		106,275

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	721	14,369

Pipelines — 0.4%
El Paso Corp.	1,698	27,983
Questar Corp.	138	7,025
Spectra Energy Corp.	1,532	34,991
Williams Cos., Inc.	1,438	45,973

		115,972

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	591	20,620

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	565	20,905
The New York Times Co., Class A	209	3,499

		24,404

Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co., Class A	148	5,867
AvalonBay Communities, Inc.	133	12,495
Boston Properties, Inc.	288	26,473
Developers Diversified Realty Corp.	94	3,868
Equity Residential	657	24,578
General Growth Properties, Inc.	676	24,688
Host Hotels & Resorts, Inc.	1,375	23,017

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Kimco Realty Corp.	657	$23,527
ProLogis	638	37,865
Public Storage, Inc.	300	23,475
Simon Property Group, Inc.	589	52,645
Vornado Realty Trust	324	29,290

		287,788

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	496	9,627

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	13,468
Limited Brands, Inc.	806	15,386
Nordstrom, Inc.	500	19,450
The Gap, Inc.	1,166	22,294

		70,598

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	111	13,418

Retail-Automobile — 0.0%
AutoNation, Inc.†	287	4,672

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	716	23,084

Retail-Building Products — 0.7%
Home Depot, Inc.	3,890	119,306
Lowe’s Cos., Inc.	3,544	93,704

		213,010

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	401	20,744

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	851	41,537
Circuit City Stores, Inc.	408	2,220
RadioShack Corp.	345	5,986

		49,743

Retail-Discount — 1.7%
Big Lots, Inc.†	277	4,809
Costco Wholesale Corp.	1,053	71,541
Family Dollar Stores, Inc.	352	7,402
Target Corp.	2,013	111,882
TJX Cos., Inc.	1,094	34,527
Wal-Mart Stores, Inc.	5,726	291,339

		521,500

Retail-Drug Store — 0.7%
CVS Caremark Corp.	3,579	139,832
Walgreen Co.	2,403	84,369

		224,201

Retail-Jewelry — 0.1%
Tiffany & Co.	400	15,960

Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	560	26,550
Sears Holdings Corp.†	182	20,109

		46,659

Retail-Office Supplies — 0.2%
Office Depot, Inc.†	761	11,286
OfficeMax, Inc.	228	5,647
Staples, Inc.	1,772	42,422

		59,355

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	114	2,261
Kohl’s Corp.†	760	34,686
Macy’s, Inc.	1,049	28,994

		65,941

Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	328	9,289
McDonald’s Corp.	2,866	153,474
Starbucks Corp.†	1,770	33,471
Wendy’s International, Inc.	270	6,593
Yum! Brands, Inc.	1,273	43,486

		246,313

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	12,937

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	489	8,010
Sovereign Bancorp, Inc.	873	10,886
Washington Mutual, Inc.	2,105	41,932

		60,828

School — 0.1%
Apollo Group, Inc., Class A†	346	27,590

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	3,341	59,870
KLA-Tencor Corp.	455	19,010
Novellus Systems, Inc.†	242	5,750
Teradyne, Inc.†	437	4,794

		89,424

Semiconductors Components-Intergrated Circuits — 0.1%
Analog Devices, Inc.	736	20,873
Linear Technology Corp.	535	14,803

		35,676

Steel-Producers — 0.2%
Nucor Corp.	697	40,287
United States Steel Corp.	286	29,203

		69,490

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	269	18,938

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	209	5,670
Corning, Inc.	3,820	91,947
JDS Uniphase Corp.†	536	5,580

		103,197

Telecom Services — 0.1%
Embarq Corp.	379	17,169

Telecommunication Equipment — 0.0%
Tellabs, Inc.†	1,099	7,495

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telephone-Integrated — 3.2%
AT&T, Inc.	14,700	$565,803
CenturyTel, Inc.	258	9,523
Citizens Communications Co.	512	5,873
Qwest Communications International, Inc.	3,805	22,374
Sprint Nextel Corp.	6,893	72,583
Verizon Communications, Inc.	7,005	272,074
Windstream Corp.	1,284	14,907

		963,137

Television — 0.1%
CBS Corp., Class B	1,661	41,841

Therapeutics — 0.3%
Gilead Sciences, Inc.†	2,256	103,077

Tobacco — 1.4%
Altria Group, Inc.	5,107	387,213
Reynolds American, Inc.	430	27,232
UST, Inc.	392	20,368

		434,813

Tools-Hand Held — 0.1%
Black & Decker Corp.	151	10,954
Snap-on, Inc.	60	2,947
The Stanley Works	242	12,429

		26,330

Toys — 0.1%
Hasbro, Inc.	368	9,557
Mattel, Inc.	889	18,678

		28,235

Transport-Rail — 0.8%
Burlington Northern Santa Fe Corp.	722	62,467
CSX Corp.	1,019	49,401
Norfolk Southern Corp.	938	51,018
Union Pacific Corp.	636	79,519

		242,405

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	379	21,050
Expeditors International of Washington, Inc.	431	20,382
FedEx Corp.	775	72,447
Ryder System, Inc.	159	8,278
United Parcel Service, Inc., Class B	2,546	186,265

		308,422

Web Portals/ISP — 1.3%
Google, Inc., Class A†	562	317,137
Yahoo!, Inc.†	3,239	62,124

		379,261

Wireless Equipment — 0.9%
American Tower Corp., Class A†	981	36,817
Motorola, Inc.	5,536	63,830
QUALCOMM, Inc.	3,966	168,238

		268,885

Total Long-Term Investment Securities (cost $27,546,654)		29,237,077

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S Government Treasuries — 0.3%
United States Treasury Bill 2.24% due 06/26/08 (cost $99,092)(5)	$100,000	99,092

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $908,025 and collateralized by $925,000 of Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $929,237 (cost $908,000)	$908,000	908,000

TOTAL INVESTMENTS (cost $28,553,746)(4)	99.9%	30,244,169
Other assets less liabilities	0.1	17,070

NET ASSETS	100.0%	$30,261,239

†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 2
(3)	Security represents an investment in an affliated company; see Note 10
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR — American Depository Receipt

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	January 31,	Appreciation
Contracts		Description	Date	Trade Date	2008	(Depreciation)

13	Long	S&P 500 E-Mini Futures Index	March 2008	941,000	896,740	$(44,260)

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Finance-Investment Banker/Broker	8.9%
Computers	8.9
Medical-Drugs	7.9
Oil Companies-Exploration & Production	5.8
Medical-HMO	3.7
Aerospace/Defense-Equipment	3.5
Investment Management/Advisor Services	3.3
Web Portals/ISP	3.3
Finance-Credit Card	2.9
Electronic Components-Semiconductors	2.6
Beverages-Non-alcoholic	2.5
Oil-Field Services	2.4
Networking Products	2.4
Diversified Manufacturing Operations	2.3
Electric Products-Misc.	2.3
Medical Products	2.0
Tobacco	2.0
Optical Supplies	2.0
Agricultural Operations	1.8
Insurance-Reinsurance	1.8
Aerospace/Defense	1.8
Agricultural Chemicals	1.7
Pharmacy Services	1.6
Time Deposits	1.5
Banks-Fiduciary	1.4
Athletic Footwear	1.4
Industrial Gases	1.3
Therapeutics	1.3
Schools	1.3
Banks-Super Regional	1.3
Machinery-Construction & Mining	1.0
Finance-Other Services	0.8
Computers-Memory Devices	0.8
Retail-Jewelry	0.8
Cosmetics & Toiletries	0.7
Food-Misc.	0.7
Insurance Brokers	0.7
Casino Hotels	0.7
Food-Retail	0.7
Oil Field Machinery & Equipment	0.6
Engineering/R&D Services	0.6
Retail-Regional Department Stores	0.6
E-Commerce/Services	0.5
Retail-Sporting Goods	0.5
Electronic Measurement Instruments	0.4
Semiconductor Equipment	0.4
Applications Software	0.4
Retail-Apparel/Shoe	0.4
Electronic Connectors	0.3
X-Ray Equipment	0.3
Electronic Components-Misc.	0.3
Software Tools	0.2

99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	66,900	$7,219,848
Spirit Aerosystems Holdings, Inc., Class A†	47,300	1,306,426

		8,526,274
Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	227,500	16,700,775
Agricultural Chemicals — 1.7%
Monsanto Co.	73,100	8,219,364
Agricultural Operations — 1.9%
Archer-Daniels-Midland Co.	146,500	6,453,325
Bunge, Ltd.	20,200	2,393,094

		8,846,419
Applications Software — 0.4%
Salesforce.com, Inc.†	36,000	1,882,080
Athletic Footwear — 1.4%
NIKE, Inc., Class B	107,700	6,651,552
Banks-Fiduciary — 1.4%
Northern Trust Corp.	94,000	6,895,840
Banks-Super Regional — 1.3%
Wells Fargo & Co.	177,000	6,019,770
Beverages-Non-alcoholic — 2.5%
The Coca-Cola Co.	200,500	11,863,585
Casino Hotel — 0.7%
MGM Mirage, Inc.	43,000	3,148,460
Computers — 8.9%
Apple, Inc.†	131,800	17,840,448
Hewlett-Packard Co.	156,200	6,833,750
International Business Machines Corp.	154,700	16,605,498
Research In Motion, Ltd.†	14,500	1,361,260

		42,640,956
Computers-Memory Devices — 0.8%
EMC Corp.	241,800	3,837,366
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	43,700	3,364,900
Diversified Manufacturing Operations — 2.3%
Cooper Industries, Ltd., Class A	85,800	3,821,532
Eaton Corp.	33,700	2,789,012
Honeywell International, Inc.	71,600	4,229,412

		10,839,956
E-Commerce/Services — 0.5%
eBay, Inc.†	93,000	2,500,770
Electric Products-Misc. — 2.3%
AMETEK, Inc.	34,300	1,510,572
Emerson Electric Co.	182,200	9,263,048

		10,773,620

Electronic Components-Misc. — 0.3%
Tyco Electronics, Ltd.	39,400	1,332,114
Electronic Components-Semiconductors — 2.6%
Intel Corp.	454,300	9,631,160
NVIDIA Corp.†	120,000	2,950,800

		12,581,960
Electronic Connectors — 0.3%
Amphenol Corp., Class A	38,900	1,553,666
Electronic Measurement Instruments — 0.4%
Garmin, Ltd.	28,900	2,085,135
Engineering/R&D Services — 0.6%
Fluor Corp.	22,700	2,761,909
Finance-Credit Card — 2.9%
American Express Co.	284,700	14,041,404
Finance-Investment Banker/Broker — 8.9%
Citigroup, Inc.	348,478	9,834,049
JPMorgan Chase & Co.	373,400	17,755,170
Lehman Brothers Holdings, Inc.	78,000	5,005,260
Merrill Lynch & Co., Inc.	101,800	5,741,520
Morgan Stanley	90,100	4,453,643

		42,789,642
Finance-Other Services — 0.8%
CME Group, Inc.	6,400	3,960,960
Food-Misc. — 0.7%
Kellogg Co.	69,000	3,305,100
Food-Retail — 0.7%
Safeway, Inc.	101,200	3,136,188
Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	70,200	6,319,404
Insurance Broker — 0.7%
Willis Group Holdings, Ltd.	91,300	3,217,412
Insurance-Reinsurance — 1.8%
Axis Capital Holdings, Ltd.	220,000	8,808,800
Investment Management/Advisor Services — 3.3%
Franklin Resources, Inc.	90,900	9,474,507
Janus Capital Group, Inc.	240,000	6,482,400

		15,956,907
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	69,000	4,908,660
Medical Products — 2.0%
Becton Dickinson & Co.	112,300	9,717,319
Medical-Drugs — 7.9%
Abbott Laboratories	151,100	8,506,930
Eli Lilly & Co.	200,100	10,309,152
Merck & Co., Inc.	334,600	15,485,288
Schering-Plough Corp.	185,500	3,630,235

		37,931,605
Medical-HMO — 3.7%
Aetna, Inc.	121,000	6,444,460
WellPoint, Inc.	146,400	11,448,480

		17,892,940

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.4%
Cisco Systems, Inc.†	306,800	$7,516,600
Juniper Networks, Inc.	142,300	3,863,445

		11,380,045

Oil Companies-Exploration & Production — 5.8%
EOG Resources, Inc.	55,900	4,891,250
Noble Energy, Inc.	316,400	22,964,312

		27,855,562
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	70,000	2,818,200
Oil-Field Services — 2.4%
Baker Hughes, Inc.	107,400	6,973,482
Schlumberger, Ltd.	58,800	4,437,048

		11,410,530
Optical Supplies — 2.0%
Alcon, Inc.	65,900	9,357,800
Pharmacy Services — 1.6%
Medco Health Solutions, Inc.	154,400	7,732,352
Retail-Apparel/Shoe — 0.4%
Nordstrom, Inc.	44,100	1,715,490
Retail-Jewelry — 0.8%
Tiffany & Co.	93,800	3,742,620
Retail-Regional Department Stores — 0.6%
Kohl’s Corp.	58,900	2,688,196
Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	72,000	2,343,600
School — 1.3%
Apollo Group, Inc., Class A	75,500	6,020,370
Semiconductor Equipment — 0.4%
Lam Research Corp.†	54,000	2,073,060
Software Tools — 0.2%
VMware, Inc. Class A†	18,300	1,036,695
Therapeutics — 1.3%
Gilead Sciences, Inc.	132,600	6,058,494
Tobacco — 2.0%
Altria Group, Inc.	126,700	9,606,394
Web Portals/ISP — 3.3%
Google, Inc., Class A	28,200	15,913,260
X-Ray Equipment — 0.3%
Hologic, Inc.†	21,700	1,396,612

Total Long-Term Investment Securities (cost $382,775,282)		468,162,092
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposit — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 02/01/08 (cost $7,006,000)	$7,006,000	7,006,000

TOTAL INVESTMENTS (cost $389,781,282)(1)	99.3%	475,168,092
Other assets less liabilities	0.7	3,137,539

NET ASSETS	100.0%	$478,305,631

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Finance-Investment Banker/Broker	9.8%
Oil Companies-Integrated	7.8
Banks-Super Regional	6.8
Computers	6.6
Diversified Manufacturing Operations	5.3
Multimedia	3.5
Applications Software	3.4
Telephone-Integrated	3.0
Electronic Components-Semiconductors	2.8
Wireless Equipment	2.6
Medical-HMO	2.5
Medical-Drugs	2.3
Networking Products	2.1
Medical Products	1.8
Aerospace/Defense	1.5
Enterprise Software/Service	1.5
Cosmetics & Toiletries	1.3
Web Portals/ISP	1.3
Medical-Biomedical/Gene	1.2
Beverages-Non-alcoholic	1.0
Oil-Field Services	1.0
Tobacco	0.9
Semiconductor Equipment	0.9
Pharmacy Services	0.9
Insurance-Property/Casualty	0.9
Oil Companies-Exploration & Production	0.8
Repurchase Agreements	0.8
Aerospace/Defense-Equipment	0.7
Chemicals-Specialty	0.7
Consulting Services	0.7
Broadcast Services/Program	0.7
Steel-Producers	0.7
Retail-Discount	0.6
Computers-Memory Devices	0.6
Agricultural Chemicals	0.6
Electronic Measurement Instruments	0.6
Data Processing/Management	0.5
Medical Instruments	0.5
Oil Refining & Marketing	0.5
Internet Security	0.5
Finance-Credit Card	0.5
Cable TV	0.5
Insurance-Reinsurance	0.4
E-Commerce/Products	0.4
Computer Services	0.4
Insurance-Multi-line	0.4
Health Care Cost Containment	0.4
E-Commerce/Services	0.4
Retail-Apparel/Shoe	0.3
Telecommunication Equipment	0.3
Airlines	0.3
Office Furnishings-Original	0.3
Electronics-Military	0.3
Semiconductor Components-Integrated Circuits	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Major Department Stores	0.3
Metal Processors & Fabrication	0.3
Coal	0.3
Instruments-Scientific	0.3
Consumer Products-Misc.	0.2
Metal-Copper	0.2
Metal-Diversified	0.2
Commercial Services-Finance	0.2
Insurance Brokers	0.2
Human Resources	0.2
Machinery-General Industrial	0.2
Retail-Building Products	0.2
Chemicals-Diversified	0.2
Finance-Mortgage Loan/Banker	0.2
Telecom Services	0.2
Schools	0.2
Office Automation & Equipment	0.2
Retail-Restaurants	0.2
Television	0.2
Computers-Integrated Systems	0.2
Building-Residential/Commercial	0.2
Computers-Periphery Equipment	0.2
Electronic Forms	0.2
Machinery-Farming	0.2
Oil & Gas Drilling	0.2
Insurance-Life/Health	0.2
Computer Aided Design	0.2
Commercial Services	0.2
Paper & Related Products	0.2
Retail-Drug Store	0.2
Oil Field Machinery & Equipment	0.1
Lasers-System/Components	0.1
Gas-Distribution	0.1
Rubber-Tires	0.1
Building & Construction-Misc.	0.1
Investment Management/Advisor Services	0.1
Building Products-Air & Heating	0.1
Medical-Outpatient/Home Medical	0.1
Casino Services	0.1
Vitamins & Nutrition Products	0.1
Cellular Telecom	0.1
Food-Baking	0.1
Transport-Marine	0.1
E-Marketing/Info	0.1
Decision Support Software	0.1
Golf	0.1
Electronic Parts Distribution	0.1
Recreational Vehicles	0.1
Retail-Bookstore	0.1
Engineering/R&D Services	0.1
Intimate Apparel	0.1
$Metal-Aluminum	0.1
Tools-Hand Held	0.1
Garden Products	0.1
Rental Auto/Equipment	0.1
Electric Products-Misc.	0.1
Medical Sterilization Products	0.1
Footwear & Related Apparel	0.1
Internet Content-Entertainment	0.1
Food-Retail	0.1
Advanced Materials	0.1
Electronic Components-Misc.	0.1
Diagnostic Kits	0.1
Identification Systems	0.1
Electronic Design Automation	0.1
Savings & Loans/Thrifts	0.1
Internet Telephone	0.1
Publishing-Books	0.1
Diversified Operations/Commercial Services	0.1

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Home Furnishings	0.1%
Computer Software	0.1
Internet Connectivity Services	0.1
Retail-Consumer Electronics	0.1
Educational Software	0.1
Building-Heavy Construction	0.1
Retail-Auto Parts	0.1
Music	0.1
Quarrying	0.1
Containers-Metal/Glass	0.1
Retail-Convenience Store	0.1
Entertainment Software	0.1
Research & Development	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Regional Department Stores	0.1
Distribution/Wholesale	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Air Freight	0.1

99.8%

*	Calculated as a percentage of net assets
#	See Note 1

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Value
Security Description	Shares	(Note 3)

COMMON STOCK — 99.0%
Advanced Materials — 0.1%
Ceradyne, Inc.†	2,900	$139,635

Advertising Services — 0.0%
Getty Images, Inc.†	1,200	30,000

Aerospace/Defense — 1.5%
Boeing Co.	13,200	1,097,976
Lockheed Martin Corp.	2,800	302,176
Northrop Grumman Corp.	5,800	460,288
Raytheon Co.	14,400	938,016
Teledyne Technologies, Inc.†	100	5,163

		2,803,619

Aerospace/Defense-Equipment — 0.7%
DRS Technologies, Inc.	3,200	171,744
HEICO Corp.	1,200	53,412
United Technologies Corp.	15,600	1,145,196

		1,370,352

Agricultural Chemicals — 0.6%
Monsanto Co.	9,800	1,101,912

Airlines — 0.3%
AMR Corp.†	4,800	66,912
Continental Airlines, Inc., Class B†	2,900	78,909
Copa Holdings SA Class A	3,000	117,090
Northwest Airlines Corp.†	2,400	44,904
Republic Airways Holdings, Inc.†	1,500	29,940
Skywest, Inc.	3,800	98,876
UAL Corp.	1,900	72,105
US Airways Group, Inc.†	8,700	120,147

		628,883

Alternative Waste Technology — 0.0%
Darling International, Inc.†	6,000	69,600

Apparel Manufacturers — 0.0%
Liz Claiborne, Inc.	1,100	24,079
Polo Ralph Lauren Corp.	1,000	60,590

		84,669

Applications Software — 3.4%
Citrix Systems, Inc.†	2,300	79,626
Compuware Corp.†	9,300	79,050
Intuit, Inc.†	3,300	101,277
Microsoft Corp.	173,400	5,652,840
Progress Software Corp.†	3,100	91,512
Red Hat, Inc.†	3,800	70,984
Salesforce.com, Inc.†	1,400	73,192

		6,148,481

Auto/Truck Parts & Equipment-Original — 0.3%
American Axle & Manufacturing Holdings, Inc.	6,400	139,200
Johnson Controls, Inc.	1,600	56,592
Lear Corp.†	5,900	173,224
Tenneco, Inc.†	5,000	132,350

		501,366

Banks-Super Regional — 6.8%
Bank of America Corp.	136,600	6,058,210
Capital One Financial Corp.	1,500	82,215
US Bancorp	27,000	916,650
Wachovia Corp.	90,300	3,515,379
Wells Fargo & Co.	58,800	1,999,788

		12,572,242

Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	10,100	688,719
The Coca-Cola Co.	19,700	1,165,649

		1,854,368

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc.	32,400	995,004
Liberty Global, Inc., Class A†	4,600	185,886
Liberty Media Corp. — Capital, Class A†	700	75,334

		1,256,224

Building & Construction Products-Misc. — 0.0%
USG Corp.†	1,700	62,220

Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	5,200	122,824
Layne Christensen Co.†	2,400	88,560

		211,384

Building Products-Air & Heating — 0.1%
Goodman Global, Inc.†	3,900	97,929
Lennox International, Inc.	2,700	100,332

		198,261

Building-Heavy Construction — 0.1%
Perini Corp.†	3,300	115,335

Building-Maintance & Services — 0.0%
Rollins, Inc.	4,550	80,945

Building-MobileHome/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,700	60,044

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	3,900	80,340
NVR, Inc.†	100	63,150
Pulte Homes, Inc.	6,600	107,844
Toll Brothers, Inc.†	3,400	79,152

		330,486

Cable TV — 0.5%
Comcast Corp., Class A†	46,500	844,440

Casino Services — 0.1%
Bally Technologies, Inc.†	4,200	200,088

Cellular Telecom — 0.1%
Centennial Communications Corp.†	11,900	68,068
Syniverse Holdings, Inc.†	7,200	113,688

		181,756

Chemicals-Diversified — 0.2%
Celanese Corp., Class A	2,900	107,822
The Dow Chemical Co.	7,600	293,816

		401,638

Chemicals-Specialty — 0.7%
Arch Chemicals, Inc.	3,100	104,377

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)
Chemicals-Specialty (continued)

Cabot Corp.	2,300	$68,379
Eastman Chemical Co.	1,300	85,891
H.B. Fuller Co.	5,700	118,332
OM Group, Inc.†	3,000	172,140
Sensient Technologies Corp.	2,900	77,024
Terra Industries, Inc.†	2,000	90,140
The Mosaic Co.†	4,700	427,747
WR Grace & Co.†	6,200	140,244
Zep, Inc.	850	14,042

		1,298,316

Coal — 0.3%
Alpha Natural Resources, Inc.†	7,000	234,220
Foundation Coal Holdings, Inc.	4,200	219,660
Walter Industries, Inc.	900	37,728

		491,608

Commerce — 0.0%
Global Sources, Ltd.†	3,960	52,470

Commercial Services — 0.2%
Alliance Data Systems Corp.†	1,100	55,627
ChoicePoint, Inc.†	1,900	63,251
DynCorp International, Inc., Class A†	5,300	109,021
TeleTech Holdings, Inc.†	2,200	43,406
Weight Watchers International, Inc.	200	8,520

		279,825

Commercial Services-Finance — 0.2%
Coinstar, Inc.†	1,200	36,900
Deluxe Corp.	4,800	116,736
Heartland Payment Systems, Inc.	4,500	109,260
Net 1 UEPS Technologies, Inc.†	4,100	117,588
The Western Union Co.	2,300	51,520

		432,004

Computer Aided Design — 0.2%
Ansys, Inc.†	2,000	69,820
Aspen Technology, Inc.†	9,700	136,285
Autodesk, Inc.†	2,200	90,530

		296,635

Computer Services — 0.4%
CACI International, Inc., Class A†	3,100	135,129
Computer Sciences Corp.†	2,200	93,104
DST Systems, Inc.†	1,000	71,500
Electronic Data Systems Corp.	11,700	235,170
SRA International, Inc.†	1,000	27,430
Syntel, Inc.	1,100	32,593
Unisys Corp.†	30,500	126,880

		721,806

Computer Software — 0.1%
Blackbaud, Inc.	4,400	121,748

Computers — 6.6%
Apple, Inc.†	15,400	2,084,544
Dell, Inc.†	88,000	1,763,520
Hewlett-Packard Co.	98,700	4,318,125
International Business Machines Corp.	35,400	3,799,836
Sun Microsystems, Inc.†	8,700	152,250

		12,118,275

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	9,900	68,211
Jack Henry & Associates, Inc.	4,300	105,694
MICROS Systems, Inc.†	1,100	67,738
NCR Corp.†	3,100	66,588
Teradata Corp.†	1,400	33,348

		341,579

Computers-Memory Devices — 0.6%
EMC Corp.†	51,000	809,370
Network Appliance, Inc.†	3,700	85,914
Seagate Technology†	14,000	283,780
Seagate Technology†(2)(3)	50,100	0

		1,179,064

Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	3,200	47,232
Lexmark International, Inc., Class A†	2,100	76,041
Sigma Designs, Inc.†	2,600	117,572
Synaptics, Inc.†	3,200	84,800

		325,645

Consulting Services — 0.7%
Accenture Ltd., Class A	23,700	820,494
Corporate Executive Board Co.	900	51,795
Gartner, Inc.†	7,300	108,405
Hewitt Associates Inc., Class A†	2,100	78,057
MAXIMUS, Inc.	3,200	112,896
The Advisory Board Co.†	1,800	114,696

		1,286,343

Consumer Products-Misc. — 0.2%
American Greetings Corp., Class A	5,900	121,068
Blyth, Inc.	400	8,716
Fossil, Inc.†	2,000	67,960
Scotts Miracle-Gro Co., Class A	1,700	66,368
Tupperware Brands Corp.	5,100	188,700

		452,812

Containers-Metal/Glass — 0.1%
Owens-Illinois, Inc.†	2,100	105,840

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	2,700	65,448

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	37,400	2,466,530

Data Processing/Management — 0.5%
Automatic Data Processing, Inc.	18,600	754,602
Broadridge Financial Solutions, Inc.	5,300	114,798
Fair Isaac Corp.	4,600	117,300

		986,700

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)

Decision Support Software — 0.1%
Cognos, Inc.†	1,300	$75,400
Wind River Systems, Inc.†	11,300	94,807

		170,207

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,400	138,204

Distribution/Wholesale — 0.1%
United Stationers, Inc.†	1,800	99,468

Diversified Manufacturing Operations — 5.3%
3M Co.	11,700	931,905
A.O. Smith Corp.	2,300	80,500
Actuant Corp., Class A	1,100	30,063
Acuity Brands, Inc.	4,100	186,591
Eaton Corp.	1,100	91,036
EnPro Industries, Inc.†	1,100	33,000
General Electric Co.	188,900	6,688,949
Honeywell International, Inc.	7,700	454,839
Ingersoll-Rand Co., Ltd., Class A	3,400	134,368
Parker Hannifin Corp.	5,450	368,474
SPX Corp.	900	90,540
Teleflex, Inc.	400	23,648
Tyco International, Ltd.	15,800	621,888

		9,735,801

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	2,500	128,075

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	8,000	621,600
Blue Nile, Inc.†	1,800	99,450
NutriSystem, Inc.†	3,500	100,170

		821,220

E-Commerce/Services — 0.4%
eBay, Inc.†	22,700	610,403
IAC/InterActive Corp.†	1,600	41,504

		651,907

E-Marketing/Info — 0.1%
Digital River, Inc.†	4,200	157,500
ValueClick, Inc.†	900	19,647

		177,147

E-Services/Consulting — 0.0%
Sapient Corp.†	4,800	33,648

Educational Software — 0.1%
Blackboard, Inc.†	3,300	115,434

Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	9,600	144,480

Electric-Integrated — 0.0%
Duke Energy Corp.	3,600	67,176

Electronic Components-Misc. — 0.1%
Cubic Corp.	3,200	85,952
Sanmina-SCI Corp.†	5,300	8,321
Technitrol, Inc.	2,000	45,320

		139,593

Electronic Components-Semiconductors — 2.8%
Amkor Technology, Inc.†	14,400	110,016
Intel Corp.	109,900	2,329,880
Intersil Corp., Class A	2,800	64,484
MEMC Electronic Materials, Inc.†	600	42,876
National Semiconductor Corp.	4,400	81,092
NVIDIA Corp.†	23,500	577,865
ON Semiconductor Corp.†	8,300	53,784
PMC — Sierra, Inc.†	21,200	99,428
QLogic Corp.†	13,100	187,330
Rambus, Inc.†	8,100	157,626
Semtech Corp.†	8,100	103,437
Skyworks Solutions, Inc.†	17,300	139,265
Texas Instruments, Inc.	33,000	1,020,690
Xilinx, Inc.	4,600	100,602
Zoran Corp.†	6,900	81,420

		5,149,795

Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,800	81,450

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,800	48,720
Synopsys, Inc.†	3,900	85,878

		134,598

Electronic Forms — 0.2%
Adobe Systems, Inc.†	9,300	324,849

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	25,700	871,487
Analogic Corp.	1,900	112,214
National Instruments Corp.	2,100	56,406

		1,040,107

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,100	71,862
Avnet, Inc.†	2,400	85,464

		157,326

Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	5,400	598,482

Engineering/R&D Services — 0.1%
Fluor Corp.	400	48,668
SAIC, Inc.†	2,100	39,690
Shaw Group, Inc.†	1,200	67,800

		156,158

Enterprise Software/Service — 1.5%
Advent Software, Inc.†	2,700	121,932
BEA Systems, Inc.†	4,700	87,843
BMC Software, Inc.†	3,000	96,120
CA, Inc.†	7,900	174,037
Concur Technologies, Inc.†	4,500	157,770
Informatica Corp.†	9,000	173,790
Lawson Software, Inc.†	14,300	124,267
ManTech International Corp., Class A†	2,400	98,160
MicroStrategy, Inc., Class A†	1,600	116,672
Novell, Inc.†	10,200	64,872
Omnicell, Inc.†	2,300	57,684
Open Text Corp.†	3,300	101,904
Oracle Corp.†	66,800	1,372,740
Sybase, Inc.†	1,300	36,686

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)
Enterprise Software/Service (continued)

The Ultimate Software Group, Inc.†	100	$2,705

		2,787,182

Entertainment Software — 0.1%
Activision, Inc.†	4,000	103,480

Finance-Commercial — 0.0%
CIT Group, Inc.	3,200	89,472

Finance-Consumer Loans — 0.0%
Student Loan Corp.	200	23,684

Finance-Credit Card — 0.5%
American Express Co.	17,000	838,440
Discover Financial Services	2,950	51,625

		890,065

Finance-Investment Banker/Broker — 9.8%
Citigroup, Inc.	174,700	4,930,034
JPMorgan Chase & Co.	121,600	5,782,080
Lehman Brothers Holdings, Inc.	4,000	256,680
Merrill Lynch & Co., Inc.	8,800	496,320
Morgan Stanley	43,600	2,155,148
optionsXpress Holdings, Inc.	4,700	127,464
The Charles Schwab Corp.	3,600	80,280
The Goldman Sachs Group, Inc.	20,400	4,095,708

		17,923,714

Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	11,800	399,548

Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	2,700	31,644
MBIA, Inc.	3,500	54,250

		85,894

Food-Baking — 0.1%
Flowers Foods, Inc.	7,550	181,200

Food-Retail — 0.1%
The Kroger Co.	5,500	139,975

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	5,600	141,736

Garden Products — 0.1%
Toro Co.	3,000	148,020

Gas-Distribution — 0.1%
Northwest Natural Gas Co.	3,100	146,754
WGL Holdings, Inc.	2,900	93,496

		240,250

Golf — 0.1%
Callaway Golf Co.	9,100	163,072

Health Care Cost Containment — 0.4%
Healthspring, Inc.†	6,800	140,692
McKesson Corp.	8,300	521,157

		661,849

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	400	12,380
Tempur-Pedic International, Inc.	5,700	112,974

		125,354

Human Resources — 0.2%
Administaff, Inc.	3,800	114,038
Emergency Medical Services Corp., Class A†	1,900	58,463
Korn/Ferry International†	3,000	48,270
MPS Group, Inc.†	5,600	56,280
Resources Connection, Inc.	6,300	131,859
TrueBlue, Inc.†	1,000	14,270

		423,180

Identification Systems — 0.1%
Checkpoint Systems, Inc.†	5,700	135,432

Independent Power Producer — 0.0%
Reliant Energy, Inc.†	3,300	70,191

Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	700	30,163

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,500	85,530

Instruments-Controls — 0.0%
Woodward Governor Co.	1,100	69,058

Instruments-Scientific — 0.3%
Applera Corp. — Applied Biosystems Group	2,400	75,672
Dionex Corp.†	1,900	133,190
FEI Co.†	5,100	115,566
Varian, Inc.†	2,700	146,475

		470,903

Insurance Broker — 0.2%
AON Corp.	9,900	430,848

Insurance-Life/Health — 0.2%
Delphi Financial Group, Inc., Class A	1,800	56,484
FBL Financial Group, Inc., Class A	1,000	32,950
Genworth Financial, Inc., Class A	5,200	126,568
Torchmark Corp.	700	42,742
Universal American Financial Corp.†	1,800	37,674

		296,418

Insurance-Multi-line — 0.4%
Allstate Corp.	5,500	270,985
Assurant, Inc.	2,200	142,758
Loews Corp.	1,400	65,366
MetLife, Inc.	3,500	206,395

		685,504

Insurance-Property/Casualty — 0.9%
Amtrust Financial Services, Inc.	1,500	23,550
Chubb Corp.	9,800	507,542
CNA Surety Corp.†	200	3,566
First American Corp.	2,200	95,810
Midland Co.	800	51,216
Navigators Group, Inc.†	1,300	75,049
ProAssurance Corp.†	1,000	57,700
RLI Corp.	1,000	56,400
SAFECO Corp.	700	37,359
The Progressive Corp.	1,100	20,416
The Travelers Cos., Inc.	14,300	687,830

		1,616,438

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)

Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	130	$591,500
Max Re Capital, Ltd.	5,400	153,306
Montpelier Re Holdings, Ltd.	3,300	56,562
Platinum Underwriters Holdings, Ltd.	600	20,250

		821,618

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†	5,800	118,726

Internet Content-Entertainment — 0.1%
NetFlix, Inc.†	5,600	140,840

Internet Content-Information/News — 0.0%
CNET Networks, Inc.†	5,200	41,028

Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,800	46,480

Internet Security — 0.5%
Blue Coat Systems, Inc.†	3,900	104,793
Check Point Software Technologies†	2,800	59,640
McAfee, Inc.†	2,300	77,418
Symantec Corp.†	32,900	589,897
VeriSign, Inc.†	2,800	94,976

		926,724

Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,000	131,460

Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	4,300	154,327

Investment Management/Advisor Services — 0.1%
GAMCO Investors, Inc., Class A	1,800	106,758
Janus Capital Group, Inc.	3,800	102,638

		209,396

Lasers-System/Components — 0.1%
Cymer, Inc.†	3,700	99,937
Rofin-Sinar Technologies, Inc.†	3,600	153,036

		252,973

Leisure Products — 0.0%
WMS Industries, Inc.†	400	14,960

Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,900	58,653

Machinery-Farming — 0.2%
Deere & Co.	3,600	315,936

Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	2,200	66,418
Gardner Denver, Inc.†	4,700	152,468
Robbins & Myers, Inc.	2,300	152,444
Tennant Co.	1,200	39,588

		410,918

Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	1,900	58,349

Medical Information Systems — 0.0%
Phase Forward, Inc.†	1,300	22,425

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	400	101,600
Medtronic, Inc.	18,400	856,888

		958,488

Medical Products — 1.8%
Baxter International, Inc.	5,200	315,848
Invacare Corp.	200	4,868
Johnson & Johnson	47,400	2,998,524

		3,319,240

Medical Sterilization Products — 0.1%
STERIS Corp.	5,800	143,724

Medical-Biomedical/Gene — 1.2%
American Oriental Bioengineering, Inc.†	7,600	74,252
Amgen, Inc.†	18,100	843,279
Applera Corp. — Celera Group†	1,600	24,512
Biogen Idec, Inc.†	11,900	725,305
Genentech, Inc.†	6,600	463,254
Invitrogen Corp.†	1,300	111,371

		2,241,973

Medical-Drugs — 2.3%
Abbott Laboratories	1,600	90,080
Cubist Pharmaceuticals, Inc.†	6,600	112,134
Endo Pharmaceuticals Holdings, Inc.†	2,700	70,578
Forest Laboratories, Inc.†	6,200	246,574
King Pharmaceuticals, Inc.†	7,100	74,479
Medicis Pharmaceutical Corp., Class A	5,600	113,736
Merck & Co., Inc.	13,900	643,292
OSI Pharmaceuticals, Inc.†	4,000	159,520
Pfizer, Inc.	66,800	1,562,452
Sepracor, Inc.†	2,700	76,248
Valeant Pharmaceuticals International†	11,100	125,652
Wyeth	21,900	871,620
XenoPort, Inc.†	2,400	147,264

		4,293,629

Medical-HMO — 2.5%
Aetna, Inc.	16,700	889,442
AMERIGROUP Corp.†	5,000	187,600
Centene Corp.†	5,600	134,064
Coventry Health Care, Inc.†	1,700	96,186
Health Net, Inc.†	1,700	79,033
Humana, Inc.†	2,000	160,600
Molina Healthcare, Inc.†	3,300	112,563
UnitedHealth Group Inc.	21,300	1,082,892
WellCare Health Plans, Inc.†	3,700	173,863
WellPoint, Inc.†	21,600	1,689,120

		4,605,363

Medical-Outpatient/Home Medical — 0.1%
Apria Healthcare Group, Inc.†	6,100	129,442
Lincare Holdings, Inc.†	2,000	66,820

		196,262

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	2,100	97,965

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)

Metal Processors & Fabrication — 0.3%
Commercial Metals Co.	2,400	$68,040
Mueller Industries, Inc.	4,100	114,800
Quanex Corp.	3,800	199,158
Worthington Industries, Inc.	6,800	111,452

		493,450

Metal-Aluminum — 0.1%
Century Aluminum Co.†	2,900	150,771

Metal-Copper — 0.2%
Southern Copper Corp.	4,800	450,432

Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,300	293,799
Hecla Mining Co.†	16,100	149,730

		443,529

Multimedia — 3.5%
Entravision Communications Corp., Class A†	7,200	50,688
News Corp., Class A	34,300	648,270
The Walt Disney Co.	58,800	1,759,884
Time Warner, Inc.	209,300	3,294,382
Viacom, Inc., Class B†	17,300	670,548

		6,423,772

Music — 0.1%
Warner Music Group Corp.	14,200	112,890

Networking Products — 2.1%
Cisco Systems, Inc.†	118,600	2,905,700
Foundry Networks, Inc.†	4,100	56,580
Juniper Networks, Inc.†	26,000	705,900
Netgear, Inc.†	3,500	93,310

		3,761,490

Non-Ferrous Metals — 0.0%
Brush Engineered Materials, Inc.†	2,200	62,964

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.†	3,500	102,060

Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc.	625	5,113
Xerox Corp.	23,300	358,820

		363,933

Office Furnishings-Original — 0.3%
Herman Miller, Inc.	5,400	171,612
HNI Corp.	4,100	138,006
Interface, Inc. Class A	7,200	114,912
Knoll, Inc.	7,400	98,864
Steelcase, Inc. Class A	6,800	104,244

		627,638

Oil & Gas Drilling — 0.2%
Transocean, Inc.†	2,500	306,500

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	4,100	240,219
Bois d’Arc Energy, Inc.†	200	3,830
Mariner Energy, Inc.†	700	17,542
Occidental Petroleum Corp.	13,400	909,458
PetroHawk Energy Corp.†	3,100	48,825
Stone Energy Corp.†	3,500	143,500
TUSK Energy Corp.†	18,500	28,928
W&T Offshore, Inc.	1,400	39,606

		1,431,908

Oil Companies-Integrated — 7.8%
Chevron Corp.	38,700	3,270,150
ConocoPhillips	29,600	2,377,472
Exxon Mobil Corp.	99,600	8,605,440

		14,253,062

Oil Field Machinery & Equipment — 0.1%
Dresser Rand Group, Inc.†	2,000	63,400
NATCO Group, Inc., Class A†	1,200	54,936
National-Oilwell Varco, Inc.†	2,300	138,529

		256,865

Oil Refining & Marketing — 0.5%
Alon USA Energy, Inc.	1,200	21,840
Tesoro Corp.	2,300	89,815
Valero Energy Corp.	14,000	828,660

		940,315

Oil-Field Services — 1.0%
Global Industries, Ltd.†	3,100	54,746
Oil States International, Inc.†	4,600	161,276
Schlumberger, Ltd.	21,100	1,592,206
Willbros Group, Inc.†	1,000	33,320

		1,841,548

Paper & Related Products — 0.2%
International Paper Co.	4,400	141,900
Rock-Tenn Co., Class A	4,800	137,232

		279,132

Pharmacy Services — 0.9%
Express Scripts, Inc.†	10,700	722,143
Medco Health Solutions, Inc.†	18,200	911,456
Omnicare, Inc.	2,900	64,206

		1,697,805

Publishing-Books — 0.1%
Scholastic Corp.†	3,800	130,226

Quarrying — 0.1%
Compass Minerals International, Inc.	2,500	106,050

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	3,600	156,384

Recycling — 0.0%
Metal Management, Inc.	900	44,712

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	8,000	146,000

Research & Development — 0.1%
Parexel International Corp.†	1,900	103,379

Resort/Theme Park — 0.0%
Vail Resorts, Inc.†	200	9,468

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 0.3%
Aeropostale, Inc.†	8,050	$226,769
Brown Shoe Co., Inc.	1,900	32,680
Buckle, Inc.	3,100	128,929
Dress Barn, Inc.†	8,600	104,834
Men’s Wearhouse, Inc.	5,100	129,999
The Gap, Inc.	500	9,560

		632,771

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	800	28,544
AutoZone, Inc.†	700	84,616

		113,160

Retail-Automobile — 0.0%
AutoNation, Inc.†	4,400	71,632

Retail-Bookstore — 0.1%
Barnes & Noble, Inc.	4,600	156,170

Retail-Building Products — 0.2%
Home Depot, Inc.	13,300	407,911

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	900	43,929
RadioShack Corp.	4,300	74,605

		118,534

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	4,000	104,000

Retail-Discount — 0.6%
Big Lots, Inc.†	9,300	161,448
BJ’s Wholesale Club, Inc.†	5,100	165,444
Costco Wholesale Corp.	3,600	244,584
Dollar Tree Stores, Inc.†	2,600	72,826
Family Dollar Stores, Inc.	3,700	77,811
Wal-Mart Stores, Inc.	9,200	468,096

		1,190,209

Retail-Drug Store — 0.2%
CVS Caremark Corp.	7,100	277,397

Retail-Major Department Stores — 0.3%
Sears Holdings Corp.†	4,500	497,205

Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	1,200	9,792

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	3,600	99,504

Retail-Restaurants — 0.2%
Bob Evans Farms, Inc.	2,400	71,376
Chipotle Mexican Grill, Inc., Class B†	800	76,656
IHOP Corp.	3,100	165,044
Wendy’s International, Inc.	900	21,978
Yum! Brands, Inc.	500	17,080

		352,134

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	8,200	139,974
The Goodyear Tire & Rubber Co.†	3,000	75,510

		215,484

Satellite Telecom — 0.0%
EchoStar Corp†	1,060	30,973

Savings & Loans/Thrifts — 0.1%
Washington Mutual, Inc.	6,600	131,472

Schools — 0.2%
Apollo Group, Inc., Class A†	2,400	191,376
Capella Education Co.†	1,700	107,236
Career Education Corp.†	900	19,566
ITT Educational Services, Inc.†	800	73,080

		391,258

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	5,100	144,636
Atmel Corp.†	5,800	18,328
Emulex Corp.†	8,500	132,600
Integrated Device Technology, Inc.†	15,000	111,750
Linear Technology Corp.	2,800	77,476
Standard Microsystems Corp.†	1,600	47,872
TriQuint Semiconductor, Inc.†	700	3,318

		535,980

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	46,800	838,656
ATMI, Inc.†	4,200	110,460
Brooks Automation, Inc.†	5,300	65,137
Cabot Microelectronics Corp.†	3,300	114,114
Entegris, Inc.†	14,700	113,190
Lam Research Corp.†	1,800	69,102
MKS Instruments, Inc.†	7,000	130,200
Novellus Systems, Inc.†	2,900	68,904
Tessera Technologies, Inc.†	1,600	62,672
Varian Semiconductor Equipment Associates, Inc.†	1,950	62,809
Verigy, Ltd.†	4,500	93,960

		1,729,204

Steel-Producers — 0.7%
AK Steel Holding Corp.	1,800	86,004
Carpenter Technology Corp.	1,200	73,968
Nucor Corp.	11,100	641,580
Reliance Steel & Aluminum Co.	1,400	68,894
Schnitzer Steel Industries, Inc, Class A	2,100	118,986
Steel Dynamics, Inc.	1,500	78,225
United States Steel Corp.	1,700	173,587

		1,241,244

Telecom Services — 0.2%
Cbeyond, Inc.†	3,200	107,968
Embarq Corp.	1,700	77,010
MasTec, Inc.†	900	7,515
NeuStar Inc.†	1,600	47,536
NTELOS Holdings Corp.	4,500	95,760
Premiere Global Services, Inc.†	4,800	58,512

		394,301

SunAmerica Series Trust Equity Opportunities Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Value
Security Description	Shares	(Note 3)

COMMON STOCK (continued)

Telecommunication Equipment — 0.3%
ADC Telecommunications, Inc.†	9,800	$144,942
ADTRAN, Inc.	6,600	137,346
CommScope, Inc.†	1,700	75,395
Comtech Telecommunications Corp.†	2,700	120,960
Plantronics, Inc.	5,300	101,230
Tellabs, Inc.†	7,400	50,468

		630,341

Telephone-Integrated — 3.0%
AT&T, Inc.	100,200	3,856,698
CenturyTel, Inc.	2,300	84,893
Cincinnati Bell, Inc.†	29,200	113,296
Qwest Communications International, Inc.	105,300	619,164
Sprint Nextel Corp.	15,400	162,162
Telephone and Data Systems, Inc.	1,400	73,836
Verizon Communications, Inc.	15,600	605,904

		5,515,953

Television — 0.2%
CBS Corp., Class B	5,400	136,026
DISH Network Corp. Class A†	5,500	155,320
Sinclair Broadcast Group, Inc., Class A	5,600	50,400

		341,746

Therapeutics — 0.0%
Alnylam Pharmaceuticals, Inc.†	1,900	57,076

Tobacco — 0.9%
Altria Group, Inc.	19,800	1,501,236
Universal Corp.	2,900	144,449
Vector Group, Ltd.	4,900	90,650

		1,736,335

Tools-Hand Held — 0.1%
Black & Decker Corp.	1,000	72,540
The Stanley Works	1,500	77,040

		149,580

Toys — 0.0%
Marvel Entertainment, Inc.†	500	14,100

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	1,200	25,560

Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	1,900	94,886

Transport-Marine — 0.1%
Excel Maritime Carriers, Ltd.	2,300	87,538
TBS Intrenational, Ltd. Class A†	2,700	89,937

		177,475

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,600	63,488
NBTY, Inc.†	5,300	128,366

		191,854

Web Portals/ISP — 1.3%
Google, Inc., Class A†	4,000	2,257,200
United Online, Inc.	10,100	112,817

		2,370,017

Wire & Cable Products — 0.0%
Belden, Inc.	500	21,150

Wireless Equipment — 2.6%
American Tower Corp., Class A†	1,300	48,789
InterDigital, Inc.†	4,800	97,008
Motorola, Inc.	53,800	620,314
QUALCOMM, Inc.	90,900	3,855,978
RF Micro Devices, Inc.†	25,800	83,334
ViaSat, Inc.†	3,600	74,772

		4,780,195

Total Long-Term Investment Securities (cost $193,374,755)		181,838,224

REPURCHASE AGREEMENT — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $1,423,040 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $1,451,618 (cost $1,423,000)	$1,423,000	$1,423,000
TOTAL INVESTMENTS (cost $194,797,755)(1)	99.8%	183,261,224
Other assets less liabilities	0.2	320,101

NET ASSETS	100.0%	$183,581,325

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Fair valued security; see Note 2
(3)	Illiquid security
#	See Note 1

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	8.9%
Retail-Discount	5.6
Finance-Investment Banker/Broker	5.6
Finance-Credit Card	4.4
Tobacco	4.3
Oil Companies-Integrated	4.2
Insurance-Reinsurance	3.9
Insurance-Property/Casualty	3.4
Banks-Super Regional	3.2
Banks-Fiduciary	2.5
Insurance-Multi-line	2.4
Applications Software	2.3
Diversified Manufacturing Operations	1.9
Special Purpose Entities	1.9
Cable TV	1.9
Multimedia	1.9
Cosmetics & Toiletries	1.7
Commercial Services-Finance	1.7
Computers	1.7
Containers-Paper/Plastic	1.6
Diversified Financial Services	1.5
Commercial Services	1.5
Retail-Drug Store	1.5
Beverages-Wine/Spirits	1.5
Medical-HMO	1.3
Broadcast Services/Program	1.2
Building Products-Cement	1.1
Transport-Services	1.1
Banks-Commercial	1.1
Brewery	1.1
Diversified Operations	1.1
Data Processing/Management	1.0
Medical Products	1.0
Coal	1.0
Pharmacy Services	0.9
Electronic Measurement Instruments	0.9
Retail-Bedding	0.9
Retail-Automobile	0.9
Electronic Components-Semiconductors	0.9
Web Portals/ISP	0.9
Oil & Gas Drilling	0.9
Electronic Components-Misc	0.8
Insurance Brokers	0.8
Building & Construction Products-Misc	0.8
Advertising Services	0.8
Motorcycle/Motor Scooter	0.8
Investment Management/Advisor Services	0.7
Medical-Wholesale Drug Distribution	0.7
Telephone-Integrated	0.6
Insurance-Life/Health	0.5
Metal-Diversified	0.5
Retail-Building Products	0.4
Forestry	0.4
Real Estate Operations & Development	0.4
Transport-Marine	0.4
Diversified Minerals	0.4
Cellular Telecom	0.3
Retail-Major Department Stores	0.3
E-Commerce/Products	0.3
Financial Guarantee Insurance	0.3
Rental Auto/Equipment	0.3
Telecom Services	0.3
E-Commerce/Services	0.2
Home Decoration Products	0.2
Food-Confectionery	0.2
Auto-Heavy Duty Trucks	0.1

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.9%
Advertising Services — 0.8%
WPP Group PLC ADR	289,100	$17,756,522

Applications Software — 2.3%
Microsoft Corp.	1,619,200	52,785,920

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	33,800	1,585,896

Banks-Commercial — 1.1%
Commerce Bancorp, Inc.	578,600	22,050,446
HSBC Holdings PLC(1)	219,374	3,289,225

		25,339,671

Banks-Fiduciary — 2.5%
State Street Corp.	102,300	8,400,876
The Bank of New York Mellon Corp.	1,038,200	48,411,266

		56,812,142

Banks-Super Regional — 3.2%
Wachovia Corp.	454,464	17,692,284
Wells Fargo & Co.	1,632,150	55,509,421

		73,201,705

Beverages-Wine/Spirits — 1.5%
Diageo PLC ADR	409,800	33,074,958

Brewery — 1.1%
Heineken Holding NV(1)	495,312	25,246,816

Broadcast Services/Program — 1.2%
Grupo Televisa SA ADR	917,600	20,453,304
Liberty Media Corp. — Capital, Class A†	64,040	6,891,985

		27,345,289

Building & Construction Products-Misc. — 0.8%
Vulcan Materials Co.	232,800	18,265,488

Building Products-Cement — 1.1%
Martin Marietta Materials, Inc.	210,700	25,857,104

Cable TV — 1.9%
Comcast Corp., Special Class A†	2,370,300	42,641,697

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR	293,933	7,298,356

Coal — 1.0%
China Coal Energy Co.†(1)	9,350,600	21,628,710

Commercial Services — 1.5%
Iron Mountain, Inc.†	989,552	34,030,693

Commercial Services-Finance — 1.7%
H&R Block, Inc.	1,168,590	22,518,729
Moody’s Corp.	464,050	16,237,110

		38,755,839

Computers — 1.7%
Dell, Inc.†	1,008,400	20,208,336
Hewlett-Packard Co.	398,700	17,443,125

		37,651,461

Containers-Paper/Plastic — 1.6%
Sealed Air Corp.	1,401,220	36,641,903

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	273,522	9,578,740
Procter & Gamble Co.	452,400	29,835,780

		39,414,520

Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	255,700	23,519,286

Diversified Financial Services — 1.5%
Merril Lynch & Co., Inc. (PIPE)(1)(3)	686,100	34,457,794

Diversified Manufacturing Operations — 1.9%
General Electric Co.	602,000	21,316,820
Siemens AG(1)	40,400	5,234,789
Tyco International, Ltd.	435,018	17,122,308

		43,673,917

Diversified Minerals — 0.4%
BHP Billiton PLC(1)	269,200	7,979,027

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.(1)	4,899,449	23,853,807

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	91,610	7,118,097

E-Commerce/Services — 0.2%
Liberty Media Corp., Series A†	320,300	5,095,973

Electronic Components-Misc. — 0.8%
Tyco Electronics, Ltd.	569,668	19,260,475

Electronic Components-Semiconductors — 0.9%
Texas Instruments, Inc.	649,020	20,074,189

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.†	628,220	21,302,940

Finance-Credit Card — 4.4%
American Express Co.	1,985,350	97,917,462
Discover Financial Services	155,645	2,723,788

		100,641,250

Finance-Investment Banker/Broker — 5.6%
Citigroup, Inc.	1,014,852	28,639,123
E*TRADE Financial Corp.†	517,800	2,573,466
JPMorgan Chase & Co.	1,707,226	81,178,596
Merrill Lynch & Co., Inc.	96,300	5,431,320
Morgan Stanley	197,450	9,759,954

		127,582,459

Financial Guarantee Insurance — 0.3%
Ambac Financial Group, Inc.	354,792	4,158,162
MBIA, Inc.	177,000	2,743,500

		6,901,662

Food-Confectionery — 0.2%
The Hershey Co.	120,300	4,354,860

Food-Retail — 0.0%
Whole Foods Market, Inc.	14,600	575,824

Forestry — 0.4%
Sino Fst Corp.	477,300	8,765,910

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	68,647	4,477,893

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance Broker — 0.8%
AON Corp.	437,200	$19,026,944

Insurance-Life/Health — 0.5%
Principal Financial Group	136,300	8,124,843
Sun Life Financial, Inc.	79,400	3,929,506

		12,054,349

Insurance-Multi-line — 2.4%
Loews Corp.	1,164,150	54,354,164

Insurance-Property/Casualty — 3.4%
Markel Corp.†	4,430	2,051,090
Millea Holdings, Inc.(1)	665,600	25,412,114
Nipponkoa Insurance Co., Ltd.(1)	1,365,600	12,540,013
The Progressive Corp.	2,033,100	37,734,336

		77,737,553

Insurance-Reinsurance — 3.9%
Berkshire Hathaway, Inc., Class A†	604	82,144,000
Berkshire Hathaway, Inc., Class B†	692	3,148,600
Everest Re Group, Ltd.	33,900	3,447,291

		88,739,891

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	287,830	15,919,877

Medical Products — 1.0%
Covidien, Ltd.	517,868	23,112,449

Medical-HMO — 1.3%
UnitedHealth Group Inc.	571,300	29,044,892

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	260,150	15,080,896

Metal-Diversified — 0.5%
Rio Tinto PLC(1)	114,400	11,417,944

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	430,900	17,485,922

Multimedia — 1.9%
Lagardere SCA†(1)	125,122	9,183,387
News Corp., Class A	1,754,600	33,161,940

		42,345,327

Oil & Gas Drilling — 0.9%
Transocean, Inc.†	157,548	19,315,385

Oil Companies-Exploration & Production — 8.9%
Canadian Natural Resources, Ltd.	604,700	38,525,437
Devon Energy Corp.	744,022	63,226,990
EOG Resources, Inc.	593,050	51,891,875
Occidental Petroleum Corp.	700,500	47,542,935

		201,187,237

Oil Companies-Integrated — 4.2%
ConocoPhillips	1,179,498	94,737,279

Pharmacy Services — 0.9%
Express Scripts, Inc.†	316,400	21,353,836

Real Estate Operations & Development — 0.4%
Hang Lung Group, Ltd.(1)	1,886,000	8,726,815

Rental Auto/Equipment — 0.3%
Cosco Pacific, Ltd.(1)	3,214,800	6,556,434

Retail-Automobile — 0.9%
CarMax, Inc.†	905,960	20,202,908

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	641,120	20,669,709

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	339,200	8,968,448

Retail-Discount — 5.6%
Costco Wholesale Corp.	1,374,100	93,356,354
Wal-Mart Stores, Inc.	680,100	34,603,488

		127,959,842

Retail-Drug Store — 1.5%
CVS Caremark Corp.	861,626	33,663,728

Retail-Major Department Stores — 0.3%
Sears Holdings Corp.†	65,210	7,205,053

Telecom Services — 0.3%
Virgin Media, Inc.	391,327	6,542,987

Telephone-Integrated — 0.6%
Sprint Nextel Corp.	1,220,400	12,850,812

Tobacco — 4.3%
Altria Group, Inc.	1,277,855	96,886,966

Transport-Marine — 0.4%
China Shipping Development Co., Ltd.(1)	3,190,000	8,364,102

Transport-Services — 1.1%
Asciano Group(1)	286,468	1,437,246
Kuehne & Nagel International AG(1)	104,400	9,509,553
Toll Holdings, Ltd.(1)	386,866	3,858,429
United Parcel Service, Inc., Class B	144,100	10,542,356

		25,347,584

Web Portals/ISP — 0.9%
Google, Inc., Class A†	35,323	19,932,769

Total Long-Term Investment Securities (cost $1,544,874,981)		2,221,762,155

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Special Purpose Entity — 1.9%
Rabobank USA Financial Corp. 5.01% due 02/01/08 (cost $43,499,000)	$43,499,000	43,499,000

TOTAL INVESTMENTS (cost $1,588,373,981)(2)	99.8%	2,265,261,155
Other assets less liabilities	0.2	4,302,611

NET ASSETS	100.0%	$2,269,563,766

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Illiquid security
PIPE — Private Investment in Public Equity
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Building-Residential/Commercial	8.7%
Finance-Investment Banker/Broker	6.9
Chemicals-Diversified	6.7
Retail-Restaurants	6.5
Consumer Products-Misc.	6.3
Data Processing/Management	6.2
Telephone-Integrated	6.0
Retail-Building Products	3.9
Auto-Cars/Light Trucks	3.8
Retail-Discount	3.7
Medical-Drugs	3.4
Cruise Lines	3.4
Containers-Paper/Plastic	3.3
Tobacco	3.3
Office Supplies & Forms	3.2
Publishing-Newspapers	3.2
Distribution/Wholesale	3.2
Diversified Manufacturing Operations	3.2
Medical Products	3.2
Food-Wholesale/Distribution	3.1
Food-Misc.	3.0
Brewery	3.0
Motorcycle/Motor Scooter	2.9

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.1%
Auto-Cars/Light Trucks — 3.8%
General Motors Corp.	105,700	$2,992,367

Brewery — 3.0%
Anheuser-Busch Cos., Inc.	50,014	2,326,651

Building-Residential/Commercial — 8.7%
D.R. Horton, Inc.	201,000	3,467,250
KB Home	123,100	3,385,250

		6,852,500

Chemicals-Diversified — 6.7%
E.I. du Pont de Nemours & Co.	58,994	2,665,349
Rohm & Haas Co.	49,042	2,616,391

		5,281,740

Consumer Products-Misc. — 6.3%
Clorox Co.	40,400	2,477,328
Kimberly-Clark Corp.	37,521	2,463,254

		4,940,582

Containers-Paper/Plastic — 3.3%
Bemis Co., Inc.	96,193	2,614,526

Cruise Lines — 3.4%
Carnival Corp.	59,118	2,630,160

Data Processing/Management — 6.2%
Automatic Data Processing, Inc.	59,700	2,422,029
Paychex, Inc.	73,800	2,414,736

		4,836,765

Distribution/Wholesale — 3.2%
Genuine Parts Co.	57,264	2,515,607

Diversified Manufacturing Operations — 3.2%
General Electric Co.	70,196	2,485,640

Finance-Investment Banker/Broker — 6.9%
Citigroup, Inc.	89,274	2,519,312
JPMorgan Chase & Co.	61,200	2,910,060

		5,429,372

Food-Misc. — 3.0%
McCormick & Co., Inc.	69,600	2,346,912

Food-Wholesale/Distribution — 3.1%
Sysco Corp.	84,860	2,465,183

Medical Products — 3.2%
Johnson & Johnson	39,149	2,476,566

Medical-Drugs — 3.4%
Pfizer, Inc.	112,715	2,636,404

Motorcycle/Motor Scooter — 2.9%
Harley-Davidson, Inc.	56,600	2,296,828

Office Supplies & Forms — 3.2%
Avery Dennison Corp.	49,237	2,551,461

Publishing-Newspapers — 3.2%
Gannett Co., Inc.	68,522	2,535,314

Retail-Building Products — 3.9%
Home Depot, Inc.	98,900	3,033,263

Retail-Discount — 3.7%
Family Dollar Stores, Inc.	137,800	2,897,934

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	96,900	2,744,208
McDonald’s Corp.	44,400	2,377,620

		5,121,828

Telephone-Integrated — 6.0%
AT&T, Inc.	62,945	2,422,753
Verizon Communications, Inc.	59,695	2,318,554

		4,741,307

Tobacco — 3.3%
Altria Group, Inc.	34,479	2,614,198

TOTAL INVESTMENTS (cost $81,916,980)(1)	100.1%	78,623,108
Liabilities in excess of other assets	(0.1)	(52,412)

NET ASSETS	100.0%	$78,570,696

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Computers	12.2%
Web Portals/ISP	6.9
Finance-Other Services	5.5
Diversified Manufacturing Operations	5.1
Networking Products	4.4
Electronic Components-Semiconductors	4.0
Oil-Field Services	3.6
Agricultural Chemicals	3.6
Medical-Drugs	3.6
Therapeutics	3.4
Investment Management/Advisor Services	3.3
Medical-Biomedical/Gene	3.2
Finance-Investment Banker/Broker	2.7
Engineering/R&D Services	2.7
Optical Supplies	2.5
Cosmetics & Toiletries	2.4
Machinery-Farming	2.4
Pharmacy Services	2.4
Wireless Equipment	2.3
Food-Confectionery	2.3
Retail-Discount	2.3
Medical-HMO	2.1
Medical-Generic Drugs	2.1
Oil Companies-Exploration & Production	2.0
Industrial Gases	1.9
X-Ray Equipment	1.4
Electronic Forms	1.3
Beverages-Non-alcoholic	1.2
Oil Field Machinery & Equipment	1.0
Aerospace/Defense	1.0
Applications Software	0.9
Tobacco	0.7
Retail-Restaurants	0.7
Cellular Telecom	0.6
Aerospace/Defense-Equipment	0.6
Software Tools	0.5
Casino Hotels	0.5
Retail-Building Products	0.3
Electric Products-Misc.	0.3

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENT — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.9%
Aerospace/Defense — 1.0%
Spirit Aerosystems Holdings, Inc., Class A†	278,000	$7,678,360
Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	57,500	4,221,075
Agricultural Chemicals — 3.6%
Monsanto Co.	243,600	27,390,384
Applications Software — 0.9%
Microsoft Corp.	215,500	7,025,300
Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	137,100	9,348,849
Casino Hotel — 0.5%
MGM Mirage, Inc.†	48,400	3,543,848
Cellular Telecom — 0.6%
America Movil SAB de CV, Series L ADR	81,800	4,900,638
Computers — 12.2%
Apple, Inc.†	290,700	39,349,152
Hewlett-Packard Co.	672,900	29,439,375
Research In Motion, Ltd.†	256,900	24,117,772

		92,906,299
Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	127,500	9,817,500
Procter & Gamble Co.	131,500	8,672,425

		18,489,925
Diversified Manufacturing Operations — 5.1%
Honeywell International, Inc.	436,700	25,795,869
Textron, Inc.	233,200	13,070,860

		38,866,729
Electric Products-Misc. — 0.3%
Emerson Electric Co.	44,000	2,236,960
Electronic Components-Semiconductors — 4.0%
Broadcom Corp., Class A†	584,750	12,911,280
MEMC Electronic Materials, Inc.†	31,800	2,272,428
NVIDIA Corp.†	634,000	15,590,060

		30,773,768
Electronic Forms — 1.3%
Adobe Systems, Inc.†	277,000	9,675,610
Engineering/R&D Services — 2.7%
ABB, Ltd. ADR	403,100	10,077,500
Fluor Corp.	83,500	10,159,445

		20,236,945
Finance-Investment Banker/Broker — 2.7%
Lehman Brothers Holdings, Inc.	152,100	9,760,257
The Goldman Sachs Group, Inc.	52,800	10,600,656

		20,360,913
Finance-Other Services — 5.5%
CME Group, Inc.	54,400	33,668,160
NYSE Euronext	109,800	8,635,770

		42,303,930
Food-Confectionery — 2.3%
WM Wrigley Jr. Co.	302,400	17,366,832
Industrial Gases — 1.9%
Air Products & Chemicals, Inc.	159,700	14,376,194
Investment Management/Advisor Services — 3.3%
Blackstone Group LP	546,600	10,030,110
Franklin Resources, Inc.	143,300	14,936,159

		24,966,269
Machinery-Farming — 2.4%
Deere & Co.	210,200	18,447,152
Medical-Biomedical/Gene — 3.2%
Celgene Corp.†	235,400	13,208,294
Genentech, Inc.†	159,700	11,209,343

		24,417,637
Medical-Drugs — 3.6%
Abbott Laboratories	483,400	27,215,420
Medical-Generic Drugs — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	342,400	15,764,096
Medical-HMO — 2.1%
WellPoint, Inc.†	203,100	15,882,420
Networking Products — 4.4%
Cisco Systems, Inc.†	1,363,900	33,415,550
Oil Companies-Exploration & Production — 2.0%
EOG Resources, Inc.	175,200	15,330,000
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	196,600	7,915,116
Oil-Field Services — 3.6%
Baker Hughes, Inc.	145,700	9,460,301
Schlumberger, Ltd.	238,800	18,019,848

		27,480,149
Optical Supplies — 2.5%
Alcon, Inc.	135,500	19,241,000
Pharmacy Services — 2.4%
Medco Health Solutions, Inc.†	364,000	18,229,120
Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	87,800	2,321,432
Retail-Discount — 2.3%
Costco Wholesale Corp.	129,500	8,798,230
Target Corp.	152,300	8,464,834

		17,263,064
Retail-Restaurants — 0.7%
Yum! Brands, Inc.	145,500	4,970,280
Software Tools — 0.5%
VMware, Inc. Class A†	66,100	3,744,565
Therapeutics — 3.4%
Gilead Sciences, Inc.†	572,000	26,134,680
Tobacco — 0.7%
Altria Group, Inc.	72,900	5,527,278
Web Portals/ISP — 6.9%
Google, Inc., Class A†	93,340	52,671,762
Wireless Equipment — 2.3%
Nokia Oyj ADR	483,200	17,854,240

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENT — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

X-Ray Equipment — 1.4%
Hologic, Inc.†	166,600	$10,722,376

Total Long-Term Investment Securities (cost $732,856,489)		761,216,165

TOTAL INVESTMENTS (cost $732,856,489)(1)	99.9%	761,216,165
Other assets less liabilities	0.1	800,640

NET ASSETS	100.0%	$762,016,805

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Medical-Drugs	4.6%
Oil Companies-Exploration & Production	4.5
Computers	4.4
Finance-Investment Banker/Broker	4.1
Web Portals/ISP	3.8
Food-Misc.	3.5
Repurchase Agreements	3.3
Networking Products	3.1
Agricultural Chemicals	3.1
Wireless Equipment	2.8
Computer Services	2.8
Oil-Field Services	2.5
Cellular Telecom	2.5
Applications Software	2.4
Engineering/R&D Services	2.4
Aerospace/Defense	2.3
Computers-Memory Devices	2.2
Finance-Other Services	2.2
Casino Hotels	2.2
Retail-Discount	2.0
Telecom Equipment-Fiber Optics	1.9
Industrial Gases	1.9
Electronic Components-Semiconductors	1.8
Medical Products	1.8
Aerospace/Defense-Equipment	1.8
Apparel Manufacturers	1.7
Investment Management/Advisor Services	1.6
Instruments-Scientific	1.4
Medical-HMO	1.4
Insurance-Life/Health	1.3
Therapeutics	1.3
E-Commerce/Services	1.2
Electronic Forms	1.1
Pharmacy Services	1.1
Computer Aided Design	1.0
Broadcast Services/Program	1.0
Metal Processors & Fabrication	1.0
Retail-Apparel/Shoe	0.9
Medical-Biomedical/Gene	0.9
Real Estate Management/Services	0.9
Food-Wholesale/Distribution	0.9
Semiconductor Equipment	0.8
Radio	0.8
Retail-Major Department Stores	0.7
Telecom Services	0.7
Banks-Fiduciary	0.7
Consulting Services	0.7
Oil & Gas Drilling	0.7
Data Processing/Management	0.7
Medical Labs & Testing Services	0.6
Finance-Credit Card	0.6
Distribution/Wholesale	0.6
Disposable Medical Products	0.6
Advertising Sales	0.6
Medical Instruments	0.6
E-Commerce/Products	0.6
Soap & Cleaning Preparation	0.5
Airlines	0.5
Internet Infrastructure Software	0.5

100.1%

*	Calculated as a percentage of net assets
#	See Note 1

SunAmerica Series Trust Capital Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.8%
Advertising Sales — 0.6%
Focus Media Holding, Ltd. ADR†	7,800	$374,790

Aerospace/Defense — 2.3%
General Dynamics Corp.	10,070	850,511
Lockheed Martin Corp.	5,800	625,936

		1,476,447

Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	15,030	1,103,352

Agricultural Chemicals — 3.1%
Monsanto Co.	17,400	1,956,456

Airlines — 0.5%
Ryanair Holdings PLC ADR†	9,300	310,806

Apparel Manufacturer — 1.7%
Polo Ralph Lauren Corp.	18,070	1,094,861

Applications Software — 2.4%
Microsoft Corp.	29,490	961,374
Nuance Communications, Inc.†	13,700	217,693
Salesforce.com, Inc.†	6,820	356,550

		1,535,617

Banks-Fiduciary — 0.7%
Northern Trust Corp.	6,170	452,631

Broadcast Services/Program — 1.0%
Liberty Global, Inc., Class A†	16,200	654,642

Casino Hotel — 2.2%
Las Vegas Sands Corp.†	15,560	1,364,145

Cellular Telecom — 2.5%
America Movil SAB de CV, Series L ADR	15,030	900,447
NII Holdings, Inc.†	15,350	654,831

		1,555,278

Computer Aided Design — 1.0%
Autodesk, Inc.†	16,030	659,635

Computer Services — 2.8%
Affiliated Computer Services, Inc., Class A	23,460	1,143,675
Cognizant Technology Solutions Corp., Class A	21,200	591,480

		1,735,155

Computers — 4.4%
Apple, Inc.†	11,000	1,488,960
Research In Motion, Ltd.†	13,620	1,278,646

		2,767,606

Computers-Memory Devices — 2.2%
EMC Corp.†	62,500	991,875
Network Appliance, Inc.†	18,210	422,836

		1,414,711

Consulting Services — 0.7%
Corporate Executive Board Co.	7,790	448,315

Data Processing/Management — 0.7%
Mastercard, Inc., Class A	2,000	414,000

Disposable Medical Products — 0.6%
CR Bard, Inc.	3,900	376,623

Distribution/Wholesale — 0.6%
Fastenal Co.	9,330	377,025

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	4,500	349,650

E-Commerce/Services — 1.2%
eBay, Inc.†	28,110	755,878

Electronic Components-Semiconductors — 1.8%
Broadcom Corp., Class A†	32,110	708,989
Microchip Technology, Inc.	13,120	418,659

		1,127,648

Electronic Forms — 1.1%
Adobe Systems, Inc.†	19,580	683,929

Engineering/R&D Services — 2.4%
ABB, Ltd.(2)	33,415	836,056
Foster Wheeler, Ltd.†	3,700	253,339
McDermott International, Inc.†	8,900	419,902

		1,509,297

Finance-Credit Card — 0.6%
American Express Co.	8,000	394,560

Finance-Investment Banker/Broker — 4.1%
The Charles Schwab Corp.	26,600	593,180
The Goldman Sachs Group, Inc.	5,630	1,130,335
UBS AG(2)	20,105	832,003

		2,555,518

Finance-Other Services — 2.2%
CME Group, Inc.	2,240	1,386,336

Food-Misc. — 3.5%
Cadbury Schweppes PLC(2)	94,515	1,043,269
Nestle SA(2)	2,543	1,136,549

		2,179,818

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	19,770	574,319

Industrial Gases — 1.9%
Praxair, Inc.	14,510	1,174,004

Instruments-Scientific — 1.4%
Thermo Fisher Scientific, Inc.†	16,770	863,487

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	9,590	809,108

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	12,400	291,772

Investment Management/Advisor Services — 1.6%
Fortress Investment Group LLC, Class A	25,400	376,174
Och Ziff Capital Management, Class A	17,000	375,020
T. Rowe Price Group, Inc.	5,100	258,009

		1,009,203

Medical Instruments — 0.6%
St. Jude Medical, Inc.	9,110	369,046

Medical Labs & Testing Services — 0.6%
Covance, Inc.†	4,780	397,505

SunAmerica Series Trust Capital Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 1.8%
Baxter International, Inc.	5,600	$340,144
Henry Schein, Inc.†	9,460	549,910
Stryker Corp.	3,200	214,304

		1,104,358

Medical-Biomedical/Gene — 0.9%
Celgene Corp.†	10,480	588,033

Medical-Drugs — 4.6%
Abbott Laboratories	2,200	123,860
Allergan, Inc.	7,360	494,519
Merck & Co., Inc.	13,100	606,268
Roche Holding AG(2)	6,631	1,201,397
Shire PLC(2)	24,440	435,763

		2,861,807

Medical-HMO — 1.4%
WellPoint, Inc.	10,890	851,598

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	5,400	614,520

Networking Products — 3.1%
Cisco Systems, Inc.†	80,590	1,974,455

Oil & Gas Drilling — 0.7%
Transocean, Inc.†	3,400	416,840

Oil Companies-Exploration & Production — 4.5%
Occidental Petroleum Corp.	15,330	1,040,447
Range Resources Corp.	17,210	898,706
XTO Energy, Inc.	17,387	903,081

		2,842,234

Oil-Field Services — 2.5%
Schlumberger, Ltd.	13,160	993,054
Smith International, Inc.	10,750	582,757

		1,575,811

Pharmacy Services — 1.1%
Express Scripts, Inc.	10,000	674,900

Radio — 0.8%
XM Satellite Radio Holdings, Inc., Class A†	38,630	479,012

Real Estate Management/Services — 0.9%
CB Richard Ellis Group, Inc., Class A†	3,310	64,247
Jones Lang LaSalle, Inc.	6,700	521,260

		585,507

Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	7,500	597,675

Retail-Discount — 2.0%
Costco Wholesale Corp.	18,080	1,228,355

Retail-Major Department Stores — 0.7%
JC Penney Co., Inc.	9,990	473,626

Semiconductor Equipment — 0.8%
ASML Holding NV†	18,493	491,729

Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC(2)	6,302	329,886

Telecom Equipment-Fiber Optics — 1.9%
Corning, Inc.	48,990	1,179,189

Telecom Services — 0.7%
Amdocs, Ltd.†	13,980	462,598

Therapeutics — 1.3%
Gilead Sciences, Inc.	17,300	790,437

Web Portals/ISP — 3.8%
Google, Inc., Class A	3,940	2,223,342
Yahoo!, Inc.	8,100	155,358

		2,378,700

Wireless Equipment — 2.8%
Crown Castle International Corp.†	24,100	872,179
QUALCOMM, Inc.	20,940	888,275

		1,760,454

Total Long-Term Investment Securities (cost $61,746,911)		60,764,897

REPURCHASE AGREEMENT — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $2,049,057 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $2,094,549 (cost $2,049,000)	$2,049,000	2,049,000

TOTAL INVESTMENTS (cost $63,795,911)(1)	100.1%	62,813,897
Liabilities in excess of other assets	(0.1)	(56,700)

NET ASSETS	100.0%	$62,757,197

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	7.6%
Finance-Investment Banker/Broker	5.4
Medical-Drugs	5.4
Banks-Fiduciary	3.9
Electronic Components-Semiconductors	3.8
Diversified Manufacturing Operations	3.5
Food-Misc.	3.4
Cosmetics & Toiletries	3.4
Medical Products	3.2
Medical-Biomedical/Gene	3.1
Multimedia	2.8
Aerospace/Defense	2.7
Electric-Integrated	2.6
Banks-Super Regional	2.5
Telecom Services	2.2
Aerospace/Defense-Equipment	2.1
Computers	2.1
Tobacco	2.0
Insurance-Multi-line	1.9
Medical Instruments	1.9
Computers-Memory Devices	1.9
Telephone-Integrated	1.8
Networking Products	1.7
Insurance-Life/Health	1.6
Soap & Cleaning Preparation	1.6
Beverages-Wine/Spirits	1.6
Retail-Office Supplies	1.5
Beverages-Non-alcoholic	1.5
Oil & Gas Drilling	1.3
Insurance-Property/Casualty	1.3
Finance-Credit Card	1.2
Athletic Footwear	1.2
Enterprise Software/Service	1.2
Cruise Lines	1.1
Transport-Services	1.0
Engineering/R&D Services	1.0
Retail-Regional Department Stores	1.0
Industrial Gases	1.0
Oil Companies-Exploration & Production	1.0
Therapeutics	0.8
Oil Field Machinery & Equipment	0.8
Industrial Automated/Robotic	0.8
Retail-Apparel/Shoe	0.7
Savings & Loans/Thrifts	0.7
Chemicals-Specialty	0.6
Pipelines	0.6
Auto-Cars/Light Trucks	0.6
Investment Management/Advisor Services	0.5
Gambling (Non-Hotel)	0.5
Casino Services	0.5
Electronic Forms	0.5
Cable TV	0.4
Commercial Paper	0.4
Cellular Telecom	0.3
Semiconductor Components-Integrated Circuits	0.2

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.5%
Aerospace/Defense — 2.7%
Lockheed Martin Corp.	50,610	$5,461,831

Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	58,740	4,312,103

Athletic Footwear — 1.2%
NIKE, Inc., Class B	40,340	2,491,398

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG(1)	22,400	1,239,151

Banks-Fiduciary — 3.9%
State Street Corp.	50,780	4,170,053
The Bank of New York Mellon Corp.	80,144	3,737,115

		7,907,168

Banks-Super Regional — 2.5%
Bank of America Corp.	81,630	3,620,290
Wells Fargo & Co.	41,580	1,414,136

		5,034,426

Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	45,972	3,134,831

Beverages-Wine/Spirits — 1.6%
Diageo PLC(1)	157,770	3,174,120

Cable TV — 0.4%
Time Warner Cable, Inc.†	34,350	864,246

Casino Services — 0.5%
International Game Technology	23,380	997,625

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	11,740	703,343

Chemicals-Specialty — 0.6%
International Flavors & Fragrances, Inc.	30,740	1,309,831

Computers — 2.1%
International Business Machines Corp.	39,900	4,282,866

Computers-Memory Devices — 1.9%
EMC Corp.†	220,070	3,492,511
SanDisk Corp.†	17,480	444,866

		3,937,377

Cosmetics & Toiletries — 3.4%
Colgate-Palmolive Co.	26,490	2,039,730
Procter & Gamble Co.	74,190	4,892,831

		6,932,561

Cruise Lines — 1.1%
Carnival Corp.	48,700	2,166,663

Diversified Manufacturing Operations — 3.5%
3M Co.	40,630	3,236,180
Danaher Corp.	31,540	2,348,153
Eaton Corp.	19,390	1,604,716

		7,189,049

Electric-Integrated — 2.6%
Entergy Corp.	10,930	1,182,407
Exelon Corp.	33,580	2,558,460
FPL Group, Inc.	23,480	1,513,991

		5,254,858

Electronic Components-Semiconductors — 3.8%
Intel Corp.	178,680	3,788,016
National Semiconductor Corp.	67,850	1,250,475
Samsung Electronics Co., Ltd. GDR*	8,829	2,781,135

		7,819,626

Electronic Forms — 0.5%
Adobe Systems, Inc.†	27,100	946,603

Engineering/R&D Services — 1.0%
Linde AG(1)	15,990	2,091,962

Enterprise Software/Service — 1.2%
Oracle Corp.†	119,520	2,456,136

Finance-Credit Card — 1.2%
American Express Co.	50,780	2,504,470

Finance-Investment Banker/Broker — 5.4%
JPMorgan Chase & Co.	98,870	4,701,268
Lehman Brothers Holdings, Inc.	12,770	819,451
The Charles Schwab Corp.	81,710	1,822,133
The Goldman Sachs Group, Inc.	12,800	2,569,856
UBS AG(1)	26,151	1,082,205

		10,994,913

Food-Misc. — 3.4%
General Mills, Inc.	46,750	2,553,017
Nestle SA	9,859	4,406,308

		6,959,325

Gambling (Non-Hotel) — 0.5%
Ladbrokes PLC	172,144	1,025,239

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	27,300	1,556,646

Industrial Gases — 1.0%
Praxair, Inc.	25,030	2,025,177

Insurance-Life/Health — 1.6%
Genworth Financial, Inc., Class A	136,140	3,313,648

Insurance-Multi-line — 1.9%
MetLife, Inc.	67,690	3,991,679

Insurance-Property/Casualty — 1.3%
The Travelers Cos., Inc.	54,800	2,635,880

Investment Management/Advisor Services — 0.5%
Franklin Resources, Inc.	10,250	1,068,358

Medical Instruments — 1.9%
Boston Scientific Corp.†	64,720	785,054
Medtronic, Inc.	68,480	3,189,113

		3,974,167

Medical Products — 3.2%
Johnson & Johnson	72,430	4,581,922
Zimmer Holdings, Inc.†	24,010	1,879,263

		6,461,185

Medical-Biomedical/Gene — 3.1%
Amgen, Inc.†	63,680	2,966,851
Genzyme Corp.†	42,280	3,303,337

		6,270,188

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 5.4%
Abbott Laboratories	80,540	$4,534,402
Merck & Co., Inc.	50,840	2,352,875
Roche Holding AG	22,570	4,089,207

		10,976,484

Multimedia — 2.8%
News Corp., Class A	76,680	1,449,252
The Walt Disney Co.	94,310	2,822,698
Viacom, Inc., Class B†	39,025	1,512,609

		5,784,559

Networking Products — 1.7%
Cisco Systems, Inc.†	140,780	3,449,110

Oil & Gas Drilling — 1.3%
Noble Corp.	61,750	2,702,798

Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc.	22,910	2,004,625

Oil Companies-Integrated — 7.6%
Exxon Mobil Corp.	58,740	5,075,136
Hess Corp.	40,680	3,694,965
Marathon Oil Corp.	40,500	1,897,425
Total SA ADR	67,940	4,944,673

		15,612,199

Oil Field Machinery & Equipment — 0.8%
National-Oilwell Varco, Inc.†	26,480	1,594,890

Pipelines — 0.6%
Questar Corp.	25,020	1,273,768

Retail-Apparel/Shoe — 0.7%
Nordstrom, Inc.	35,870	1,395,343

Retail-Office Supplies — 1.5%
Staples, Inc.	132,460	3,171,092

Retail-Regional Department Stores — 1.0%
Macy’s, Inc.	74,110	2,048,400

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	75,100	1,393,105

Semiconductor Components-Integrated Circuits — 0.2%
Marvell Technology Group, Ltd.†	42,480	504,238

Soap & Cleaning Preparation — 1.6%
Reckitt Benckiser Group PLC†(1)	62,920	3,293,622

Telecom Services — 2.2%
Amdocs, Ltd.†	83,960	2,778,237
TELUS Corp.	214	8,994
TELUS Corp. (Non Voting Shares)	38,300	1,664,670

		4,451,901

Telephone-Integrated — 1.8%
AT&T, Inc.	96,560	3,716,594

Therapeutics — 0.8%
Gilead Sciences, Inc.†	37,860	1,729,823

Tobacco — 2.0%
Altria Group, Inc.	54,280	4,115,510

Transport-Services — 1.0%
FedEx Corp.	22,770	2,128,540

Total Long-Term Investment Securities (cost $177,653,055)		203,835,250

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.4%
Goldman Sachs Group 3.02% due 02/01/08 (cost $748,000)	$748,000	748,000

TOTAL INVESTMENTS (cost $178,401,055)(2)	99.9%	204,583,250
Other assets less liabilities	0.1	303,141

NET ASSETS	100.0%	$204,886,391

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $2,781,135 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreement	7.4%
Computers	6.6
Aerospace/Defense-Equipment	4.6
Engineering/R&D Services	4.5
Retail-Drug Store	3.9
Cellular Telecom	3.9
Aerospace/Defense	2.9
Oil & Gas Drilling	2.8
Networking Products	2.8
Therapeutics	2.7
Diversified Manufacturing Operations	2.7
Electronic Components-Semiconductors	2.6
Steel-Producers	2.5
Wireless Equipment	2.5
Oil-Field Services	2.4
Web Portals/ISP	2.3
Instruments-Scientific	2.3
Medical-Biomedical/Gene	2.1
Applications Software	1.9
Machinery-Farming	1.8
Pipelines	1.8
Oil Companies-Exploration & Production	1.7
Insurance-Multi-line	1.7
Computer Services	1.7
Electronic Forms	1.6
Finance-Investment Banker/Broker	1.6
Oil Refining & Marketing	1.6
Chemicals-Specialty	1.5
Coal	1.4
Cable TV	1.4
Banks-Fiduciary	1.3
E-Commerce/Services	1.3
Agricultural Operations	1.3
E-Commerce/Products	1.2
Retail-Discount	1.2
Web Hosting/Design	1.1
Casino Hotel	1.1
Energy-Alternate Sources	1.1
Engines-Internal Combustion	1.0
Retail-Building Products	1.0
Industrial Gases	1.0
Disposable Medical Products	1.0
Data Processing/Management	1.0
Enterprise Software/Service	0.9
Beverages-Non-alcoholic	0.9
Medical Products	0.8
Medical-Drugs	0.7
Retail-Computer Equipment	0.7
Medical-HMO	0.6

100.4%

*	Calculated as a percentage of net assets
#	See Note 1

SunAmerica Series Trust Fundamental Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.0%
Aerospace/Defense — 2.9%
Boeing Co.	31,540	$2,623,497
General Dynamics Corp.	33,720	2,847,992

		5,471,489

Aerospace/Defense-Equipment — 4.6%
BE Aerospace, Inc.†	44,200	1,706,562
Goodrich Corp.	52,570	3,288,254
United Technologies Corp.	50,820	3,730,696

		8,725,512

Agricultural Operations — 1.3%
Archer-Daniels-Midland Co.	53,960	2,376,938

Applications Software — 1.9%
Microsoft Corp.	112,130	3,655,438

Banks-Fiduciary — 1.3%
State Street Corp.	30,610	2,513,693

Beverages-Non-alcoholic — 0.9%
The Coca-Cola Co.	27,860	1,648,476

Cable TV — 1.4%
The DIRECTV Group, Inc.†	113,480	2,562,378

Casino Hotel — 1.1%
MGM Mirage, Inc.†	28,450	2,083,109

Cellular Telecom — 3.9%
America Movil SAB de CV, Series L ADR	60,047	3,597,416
NII Holdings, Inc.†	86,690	3,698,195

		7,295,611

Chemicals-Specialty — 1.5%
The Mosaic Co.†	30,294	2,757,057

Coal — 1.4%
CONSOL Energy, Inc.	35,189	2,568,797

Computer Services — 1.7%
Cognizant Technology Solutions Corp., Class A†	112,590	3,141,261

Computers — 6.6%
Apple, Inc.†	34,454	4,663,693
Hewlett-Packard Co.	75,770	3,314,938
Research In Motion, Ltd.†	48,180	4,523,138

		12,501,769

Data Processing/Management — 1.0%
Mastercard, Inc., Class A	8,920	1,846,440

Disposable Medical Products — 1.0%
C.R. Bard, Inc.	19,823	1,914,307

Diversified Manufacturing Operations — 2.7%
Cooper Industries, Ltd., Class A	47,040	2,095,162
Textron, Inc.	53,600	3,004,280

		5,099,442

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	29,040	2,256,408

E-Commerce/Services — 1.3%
priceline.com, Inc.†	22,380	2,428,678

Electronic Components-Semiconductors — 2.6%
Broadcom Corp., Class A†	39,390	869,731
NVIDIA Corp.†	164,368	4,041,809

		4,911,540

Electronic Forms — 1.6%
Adobe Systems, Inc.†	88,150	3,079,080

Energy-Alternate Sources — 1.1%
First Solar, Inc.†	11,314	2,056,546

Engineering/R&D Services — 4.5%
ABB, Ltd. ADR	149,140	3,728,500
KBR, Inc.†	60,010	1,895,716
McDermott International, Inc.†	60,580	2,858,164

		8,482,380

Engines-Internal Combustion — 1.0%
Cummins, Inc.	39,900	1,926,372

Enterprise Software/Service — 0.9%
Oracle Corp.†	84,266	1,731,666

Finance-Investment Banker/Broker — 1.6%
JPMorgan Chase & Co.	33,740	1,604,337
The Goldman Sachs Group, Inc.	7,340	1,473,652

		3,077,989

Industrial Gases — 1.0%
Praxair, Inc.	23,730	1,919,994

Instruments-Scientific — 2.3%
Thermo Fisher Scientific, Inc.†	84,810	4,366,867

Insurance-Multi-line — 1.7%
MetLife, Inc.	55,060	3,246,888

Machinery-Farming — 1.8%
Deere & Co.	39,000	3,422,640

Medical Products — 0.8%
Zimmer Holdings, Inc.†	18,420	1,441,733

Medical-Biomedical/Gene — 2.1%
Celgene Corp.†	69,560	3,903,012

Medical-Drugs — 0.7%
Allergan, Inc.	20,699	1,390,766

Medical-HMO — 0.6%
WellPoint, Inc.†	13,190	1,031,458

Networking Products — 2.8%
Cisco Systems, Inc.†	212,680	5,210,660

Oil & Gas Drilling — 2.8%
Transocean, Inc.†	43,015	5,273,639

Oil Companies-Exploration & Production — 1.7%
Chesapeake Energy Corp.	88,110	3,280,335

Oil Refining & Marketing — 1.6%
Valero Energy Corp.	49,940	2,955,949

Oil-Field Services — 2.4%
Exterran Holdings, Inc.†	31,580	2,060,279
Weatherford International, Ltd.†	39,270	2,427,279

		4,487,558

Pipelines — 1.8%
Williams Cos., Inc.	103,120	3,296,746

SunAmerica Series Trust Fundamental Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	72,750	$1,923,510

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	26,530	1,372,397

Retail-Discount — 1.2%
Costco Wholesale Corp.	31,800	2,160,492

Retail-Drug Store — 3.9%
CVS Caremark Corp.	189,060	7,386,574

Steel-Producers — 2.5%
Companhia Siderurgica Nacional SA ADR	23,570	2,278,983
Nucor Corp.	42,700	2,468,060

		4,747,043

Therapeutics — 2.7%
Gilead Sciences, Inc.†	112,760	5,152,005

Web Hosting/Design — 1.1%
Equinix, Inc.†	28,383	2,143,768

Web Portals/ISP — 2.3%
Google, Inc., Class A†	7,770	4,384,611

Wireless Equipment — 2.5%
American Tower Corp., Class A†	62,520	2,346,376
Nokia Oyj ADR	64,690	2,390,295

		4,736,671

Total Long-Term Investment Securities (cost $177,609,517)		175,347,692

REPURCHASE AGREEMENT — 7.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $13,949,387 and collateralized by $14,165,000 of Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $14,229,876 (cost $13,949,000)	$13,949,000	13,949,000

TOTAL INVESTMENTS (cost $191,558,517)(1)	100.4%	189,296,692
Liabilities in excess of other assets	(0.4)	(746,435)

NET ASSETS	100.0%	$188,550,257

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Computers	5.8%
Diversified Manufacturing Operations	4.9
Repurchase Agreements	4.2
Web Portals/ISP	4.1
Applications Software	3.7
Aerospace/Defense	3.6
Medical Products	3.4
Beverages-Non-alcoholic	3.2
Medical-Biomedical/Gene	3.1
Electronic Components-Semiconductors	3.0
Electric Products-Misc.	2.7
Cosmetics & Toiletries	2.5
Retail-Drug Store	2.5
Networking Products	2.5
Oil-Field Services	2.3
Data Processing/Management	2.3
Retail-Discount	2.2
Oil Companies-Integrated	2.1
Agricultural Chemicals	2.1
Medical-HMO	2.0
Wireless Equipment	2.0
Instruments-Scientific	1.7
Medical-Drugs	1.7
Enterprise Software/Service	1.7
Therapeutics	1.5
Banks-Fiduciary	1.5
Finance-Other Services	1.4
Telecom Equipment-Fiber Optics	1.3
Oil & Gas Drilling	1.3
Finance-Investment Banker/Broker	1.3
Medical Instruments	1.3
Cellular Telecom	1.2
Finance-Credit Card	1.2
Computer Aided Design	1.1
Aerospace/Defense-Equipment	1.1
Insurance-Multi-line	1.1
Commercial Services	1.1
Electronics-Military	1.1
Retail-Office Supplies	1.1
X-Ray Equipment	1.0
Electronic Measurement Instruments	1.0
Multimedia	1.0
Diversified Minerals	0.9
Electronic Forms	0.9
Retail-Consumer Electronics	0.8
Retail-Regional Department Stores	0.8
Diagnostic Kits	0.7
Coal	0.7
Retail-Apparel/Shoe	0.7
Internet Infrastructure Software	0.6
E-Commerce/Services	0.6
Oil Refining & Marketing	0.5
Medical-Generic Drugs	0.5
Oil Companies-Exploration & Production	0.5
Casino Hotels	0.5

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.4%
Aerospace/Defense — 3.6%
Boeing Co.	5,200	$432,536
Lockheed Martin Corp.	4,500	485,640
Raytheon Co.	7,500	488,550
Spirit Aerosystems Holdings, Inc., Class A†	8,600	237,532

		1,644,258

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	6,900	506,529

Agricultural Chemicals — 2.1%
Monsanto Co.	8,300	933,252

Applications Software — 3.7%
Microsoft Corp.	51,000	1,662,600

Banks-Fiduciary — 1.5%
The Bank of New York Mellon Corp.	14,332	668,301

Beverages-Non-alcoholic — 3.2%
PepsiCo, Inc.	21,300	1,452,447

Casino Hotel — 0.5%
MGM Mirage, Inc.†	2,850	208,677

Cellular Telecom — 1.2%
NII Holdings, Inc.†	13,100	558,846

Coal — 0.7%
Peabody Energy Corp.	5,850	316,017

Commercial Services — 1.1%
AerCap Holdings NV†	12,800	236,288
Alliance Data Systems Corp.†	5,100	257,907

		494,195

Computer Aided Design — 1.1%
Autodesk, Inc.†	12,550	516,433

Computers — 5.8%
Apple, Inc.†	6,500	879,840
Hewlett-Packard Co.	20,300	888,125
International Business Machines Corp.	4,800	515,232
Research In Motion, Ltd.†	3,850	361,438

		2,644,635

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	17,300	1,140,935

Data Processing/Management — 2.3%
Fiserv, Inc.†	11,300	580,481
Global Payments, Inc.	12,700	474,980

		1,055,461

Diagnostic Kits — 0.7%
Inverness Medical Innovations, Inc.†	7,400	333,370

Diversified Manufacturing Operations — 4.9%
Danaher Corp.	9,900	737,055
Dover Corp.	11,300	456,068
General Electric Co.	29,600	1,048,136

		2,241,259

Diversified Minerals — 0.9%
Cia Vale do Rio Doce ADR	14,100	422,718

E-Commerce/Services — 0.6%
eBay, Inc.†	9,800	263,522

Electric Products-Misc. — 2.7%
AMETEK, Inc.	11,800	519,672
Emerson Electric Co.	13,600	691,424

		1,211,096

Electronic Components-Semiconductors — 3.0%
Broadcom Corp., Class A†	11,700	258,336
Intel Corp.	30,000	636,000
Texas Instruments, Inc.	14,500	448,485

		1,342,821

Electronic Forms — 0.9%
Adobe Systems, Inc.†	12,100	422,653

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	13,500	457,785

Electronics-Military — 1.1%
L-3 Communications Holdings, Inc.	4,400	487,652

Enterprise Software/Service — 1.7%
Oracle Corp.†	36,700	754,185

Finance-Credit Card — 1.2%
American Express Co.	10,700	527,724

Finance-Investment Banker/Broker — 1.3%
The Goldman Sachs Group, Inc.	2,950	592,271

Finance-Other Services — 1.4%
CME Group, Inc.	1,000	618,900

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	15,200	782,648

Insurance-Multi-line — 1.1%
Assurant, Inc.	7,700	499,653

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.	9,800	295,960

Medical Instruments — 1.3%
Medtronic, Inc.	12,700	591,439

Medical Products — 3.4%
Johnson & Johnson	17,000	1,075,420
Zimmer Holdings, Inc.†	5,700	446,139

		1,521,559

Medical-Biomedical/Gene — 3.1%
Celgene Corp.†	6,900	387,159
Genentech, Inc.†	6,400	449,216
Genzyme Corp.†	7,300	570,349

		1,406,724

Medical-Drugs — 1.7%
Abbott Laboratories	6,100	343,430
Allergan, Inc.	3,900	262,041
Schering-Plough Corp.	7,675	150,200

		755,671

Medical-Generic Drugs — 0.5%
Mylan, Inc.	15,400	229,614

Medical-HMO — 2.0%
UnitedHealth Group Inc.	17,700	899,868

Multimedia — 1.0%
News Corp., Class A	23,190	438,291

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.5%
Cisco Systems, Inc.†	45,500	$1,114,750

Oil & Gas Drilling — 1.3%
Transocean, Inc.†	4,878	598,043

Oil Companies-Exploration & Production — 0.5%
XTO Energy, Inc.	4,100	212,954

Oil Companies-Integrated — 2.1%
ExxonMobil Corp.	11,300	976,320

Oil Refining & Marketing — 0.5%
Valero Energy Corp.	4,250	251,558

Oil-Field Services — 2.3%
Halliburton Co.	12,700	421,259
Schlumberger, Ltd.	8,450	637,637

		1,058,896

Retail-Apparel/Shoe — 0.7%
American Eagle Outfitters, Inc.	13,500	310,905

Retail-Consumer Electronics — 0.8%
Best Buy Co., Inc.	7,100	346,551

Retail-Discount — 2.2%
Target Corp.	8,200	455,756
Wal-Mart Stores, Inc.	10,700	544,416

		1,000,172

Retail-Drug Store — 2.5%
CVS Caremark Corp.	28,790	1,124,825

Retail-Office Supplies — 1.1%
Staples, Inc.	20,000	478,800

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	7,500	342,300

Telecom Equipment-Fiber Optics — 1.3%
Corning, Inc.	25,000	601,750

Therapeutics — 1.5%
Gilead Sciences, Inc.†	15,200	694,488

Web Portals/ISP — 4.1%
Google, Inc., Class A†	2,650	1,495,395
Yahoo!, Inc.†	18,600	356,748

		1,852,143

Wireless Equipment — 2.0%
QUALCOMM, Inc.	21,100	895,062

X-Ray Equipment — 1.0%
Hologic, Inc.†	7,200	463,392

Total Long-Term Investment Securities (cost $41,093,888)		43,222,878

REPURCHASE AGREEMENT — 4.2%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $1,894,000)(1)	$1,894,000	1,894,000

TOTAL INVESTMENTS (cost $42,987,888)(2)	99.6%	45,116,878
Other assets less liabilities	0.4	181,200

NET ASSETS	100.0%	$45,298,078

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.1%
Real Estate Operations & Development	14.3
Special Purpose Entities	5.8
Transport-Marine	2.7
Building-Residential/Commercial	2.5
Financial Guarantee Insurance	1.4
Real Estate Management/Services	1.2
Transport-Rail	1.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.8%
Building-Residential/Commercial — 2.5%
Toll Brothers, Inc.†	292,000	$6,797,760

Financial Guarantee Insurance — 1.4%
Ambac Financial Group, Inc.	318,800	3,736,336

Real Estate Investment Trusts — 67.7%
Alexandria Real Estate Equities, Inc.	211,700	20,795,291
AMB Property Corp.	106,200	5,373,720
American Campus Communities, Inc.	349,400	10,080,190
AvalonBay Communities, Inc.	71,600	6,726,820
Boston Properties, Inc.	140,200	12,887,184
Cogdell Spencer, Inc.(1)(2)	520,050	8,016,779
Corporate Office Properties Trust	304,500	9,753,135
Cousins Properties, Inc.	502,200	13,358,520
DCT Industrial Trust, Inc.	591,100	5,597,717
Digital Realty Trust, Inc.	378,600	13,527,378
Essex Property Trust, Inc.	90,612	9,388,309
First Potomac Reality Trust	236,100	4,105,779
General Growth Properties, Inc.	229,352	8,375,935
Gramercy Capital Corp.	166,000	3,842,900
Kimco Realty Corp.	220,560	7,898,254
Regency Centers Corp.	107,800	6,622,154
Taubman Centers, Inc.	192,000	9,628,800
Ventas, Inc.	434,500	19,204,900
Vornado Realty Trust	63,800	5,767,520

		180,951,285

Real Estate Management/Services — 1.2%
Mitsubishi Estate Co., Ltd.(3)	116,000	3,085,057

Real Estate Operations & Development — 14.3%
Brixton PLC(3)	398,800	2,799,907
Derwent Valley Holdings PLC†	351,750	9,554,793
Forest City Enterprises, Inc., Class A	471,800	18,801,230
Minerva PLC†(3)	1,507,774	4,231,667
Mitsui Fudosan Co., Ltd.(3)	121,600	2,787,254

		38,174,851

		Market
	Principal	Value
Security Description	Amount	(Note 2)

Transport-Marine — 2.7%
Alexander & Baldwin, Inc.	158,000	7,211,120

Transport-Rail — 1.0%
Burlington Northern Santa Fe Corp.	32,500	2,811,900

Total Common Stock (cost $239,148,600)		242,768,309

PREFERRED STOCK — 0.2%
Real Estate Investment Trusts — 0.2%
Equity Residential Properties, Series E 7.00% (convertible) (cost $391,490)	13,600	565,760

CONVERTIBLE BONDS & NOTES — 3.3%
Real Estate Investment Trusts — 3.3%
Prologis Senior Notes 2.25% due 04/01/37*	$8,460,000	8,227,350
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	421,388

Total Convertible Bonds & Notes (cost $8,849,213)		8,648,738

Total Long-Term Investment Securities (cost $248,389,303)		251,982,807

SHORT-TERM INVESTMENT SECURITIES — 5.8%
Commercial Paper — 5.8%
Rabobank USA Financial Corp. 5.01% due 02/01/08	9,516,000	9,516,000
San Paolo US Financing 4.56% due 02/04/08	6,000,000	5,998,500

Total Short-Term Investment Securities (cost $15,514,500)		15,514,500

TOTAL INVESTMENTS (cost $263,903,803)(4)	100.1%	267,497,307
Liabilities in excess of other assets	(0.1)	(179,721)

NET ASSETS	100.0%	$267,317,586

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $8,648,738 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid Security
(2)	To the extent permitted by the Statement of Additional Information, the Real Estate Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the Real Estate Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Cogdell Spencer, Inc.	1/25/08	200,000	$8,294,797	$8,016,779	$40.08	3.0%

(3)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

U.S. Government Agencies	5.7%
Insurance-Reinsurance	4.6
Home Furnishings	4.2
Banks-Commercial	3.8
Building-MobileHome/Manufactured Housing	3.6
Steel-Producers	3.2
Building-Residential/Commercial	3.1
Retail-Apparel/Shoe	3.0
Diversified Manufacturing Operations	2.9
Oil-Field Services	2.7
Metal Processors & Fabrication	2.7
Insurance-Multi-line	2.5
Building & Construction Products-Misc.	2.2
Transport-Marine	2.2
Insurance-Life/Health	2.2
Paper & Related Products	2.2
Instruments-Controls	2.0
Transport-Rail	1.8
Building Products-Wood	1.8
Environmental Monitoring & Detection	1.6
Electronic Components-Misc.	1.5
Chemicals-Diversified	1.5
Retail-Hair Salons	1.5
Coatings/Paint	1.4
Retail-Discount	1.4
Identification Systems	1.3
Building Products-Doors & Windows	1.3
Gas-Distribution	1.3
Machine Tools & Related Products	1.3
Retail-Convenience Store	1.2
Machinery-Pumps	1.2
Intimate Apparel	1.2
Oil & Gas Drilling	1.2
Airlines	1.1
Leisure Products	1.1
Auto-Truck Trailers	1.0
Insurance Brokers	1.0
Retail-Jewelry	1.0
Internet Infrastructure Equipment	0.9
Retail-Automobile	0.9
Miscellaneous Manufacturing	0.9
Financial Guarantee Insurance	0.9
Machinery-Electrical	0.9
Semiconductor Equipment	0.9
Transport-Services	0.9
Insurance-Property/Casualty	0.9
Industrial Gases	0.9
Chemicals-Specialty	0.8
Medical Sterilization Products	0.8
Retail-Leisure Products	0.8
Engines-Internal Combustion	0.7
Building-Maintance & Services	0.7
Industrial Automated/Robotic	0.7
Oil Companies-Exploration & Production	0.7
Medical Products	0.6
Retail-Home Furnishings	0.6
Coal	0.6
Containers-Paper/Plastic	0.5
Hospital Beds/Equipment	0.5
Real Estate Investment Trusts	0.5
Footwear & Related Apparel	0.5
Power Converter/Supply Equipment	0.5
Rental Auto/Equipment	0.3
Electronic Components-Semiconductors	0.3
Computers-Integrated Systems	0.3
Electric-Integrated	0.3
Machinery-Farming	0.3
Consumer Products-Misc.	0.2
Apparel Manufacturers	0.1
Engineering/R&D Services	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.3%
Airlines — 1.1%
Skywest, Inc.	39,300	$1,022,586

Apparel Manufacturer — 0.1%
Gymboree Corp.†	3,100	118,482

Auto-Truck Trailers — 1.0%
Wabash National Corp.	100,100	919,919

Auto/Truck Parts & Equipment-Original — 0.0%
Superior Industries International, Inc.	700	12,754

Banks-Commercial — 3.8%
Chemical Financial Corp.	40,400	1,118,272
Corus Bankshares, Inc.	58,900	749,208
Peoples Bancorp, Inc.	12,800	302,336
TrustCo Bank Corp.	122,600	1,262,780

		3,432,596

Building & Construction Products-Misc. — 2.2%
Gibraltar Industries, Inc.	88,700	1,170,840
Simpson Manufacturing Co., Inc.	30,500	840,275

		2,011,115

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	65,600	1,144,720

Building Products-Wood — 1.8%
Universal Forest Products, Inc.	45,000	1,629,000

Building-Maintance & Services — 0.7%
ABM Industries, Inc.	31,200	646,464

Building-MobileHome/Manufactured Housing — 3.6%
MonaCo. Coach Corp.	68,900	700,713
Thor Industries, Inc.	43,300	1,529,356
Winnebago Industries, Inc.	47,700	1,004,562

		3,234,631

Building-Residential/Commercial — 3.1%
D.R. Horton, Inc.	38,700	667,575
M.D.C Holdings, Inc.	26,100	1,207,647
M/I Homes, Inc.	60,600	904,152

		2,779,374

Chemicals-Diversified — 1.5%
Westlake Chemical Corp.	67,400	1,354,740

Chemicals-Specialty — 0.8%
Cabot Corp.	24,800	737,304

Coal — 0.6%
Arch Coal, Inc.	2,600	114,400
CONSOL Energy, Inc.	3,200	233,600
Peabody Energy Corp.	2,700	145,854

		493,854

Coatings/Paint — 1.4%
RPM International, Inc.	57,900	1,252,956

Computers-Integrated Systems — 0.3%
Diebold, Inc.	11,000	284,680

Consumer Products-Misc. — 0.2%
Russ Berrie & Co., Inc.†	12,200	176,046

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	17,700	481,086

Diversified Manufacturing Operations — 2.9%
A.O. Smith Corp.	11,600	406,000
Carlisle Cos., Inc.	26,700	889,110
Roper Industries, Inc.	3,000	167,760
Teleflex, Inc.	8,000	472,960
Trinity Industries, Inc.	22,700	642,864

		2,578,694

Electric-Integrated — 0.3%
Sierra Pacific Resources	15,000	224,550

Electronic Components-Misc. — 1.5%
Benchmark Electronics, Inc.†	58,100	1,031,275
Gentex Corp.	20,960	332,426

		1,363,701

Electronic Components-Semiconductors — 0.3%
OmniVision Technologies, Inc.†	20,500	290,280

Engineering/R&D Services — 0.1%
EMCOR Group, Inc.†	4,400	96,492

Engines-Internal Combustion — 0.7%
Briggs & Stratton Corp.	31,800	663,030

Environmental Monitoring & Detection — 1.6%
Mine Safety Appliances Co.	32,400	1,446,012

Financial Guarantee Insurance — 0.9%
PMI Group, Inc.	53,000	503,500
Security Capital Assurance, Ltd.	102,900	327,222

		830,722

Footwear & Related Apparel — 0.5%
Timberland Co., Class A†	27,700	454,557

Gas-Distribution — 1.3%
Atmos Energy Corp.	16,600	476,752
Energen Corp.	10,600	666,740

		1,143,492

Home Furnishings — 4.2%
American Woodmark Corp.	29,000	608,420
Bassett Furniture Industries, Inc.	11,000	143,330
Ethan Allen Interiors, Inc.	37,300	1,154,435
Hooker Furniture Corp.	51,100	1,121,134
La-Z-Boy, Inc.	101,100	770,382

		3,797,701

Hospital Beds/Equipment — 0.5%
Hillenbrand Industries, Inc.	9,100	470,652

Identification Systems — 1.3%
Brady Corp., Class A	39,800	1,208,726

Industrial Automated/Robotic — 0.7%
Nordson Corp.	12,400	618,512

Industrial Gases — 0.9%
Airgas, Inc.	16,500	765,765

Instruments-Controls — 2.0%
Mettler Toledo International, Inc.†	9,600	953,280
Watts Water Technologies, Inc., Class A	28,400	843,196

		1,796,476

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co.	26,800	$680,988
Erie Indemnity Co., Class A	4,400	222,772

		903,760

Insurance-Life/Health — 2.2%
Protective Life Corp.	26,600	1,057,084
StanCorp Financial Group, Inc.	18,800	925,148

		1,982,232

Insurance-Multi-line — 2.5%
American National Insurance Co.	5,100	639,591
Old Republic International Corp.	106,000	1,582,580

		2,222,171

Insurance-Property/Casualty — 0.9%
RLI Corp.	13,800	778,320

Insurance-Reinsurance — 4.6%
Aspen Insurance Holdings, Ltd.	60,600	1,710,132
IPC Holdings, Ltd.	46,500	1,196,445
Montpelier Re Holdings, Ltd.	74,400	1,275,216

		4,181,793

Internet Infrastructure Equipment — 0.9%
Avocent Corp.†	50,900	844,940

Intimate Apparel — 1.2%
The Warnaco Group, Inc.†	30,400	1,091,056

Leisure Products — 1.1%
Brunswick Corp.	50,600	960,894

Machine Tools & Related Products — 1.3%
Kennametal, Inc.	37,200	1,139,436

Machinery-Electrical — 0.9%
Franklin Electric Co., Inc.	22,000	828,080

Machinery-Farming — 0.2%
CNH Global NV	4,500	222,570

Machinery-Pumps — 1.2%
Graco, Inc.	32,200	1,101,884

Medical Products — 0.6%
West Pharmaceutical Services, Inc.	14,700	574,770

Medical Sterilization Products — 0.8%
STERIS Corp.	28,600	708,708

Metal Processors & Fabrication — 2.7%
CIRCOR International, Inc.	21,700	920,731
Mueller Industries, Inc.	46,600	1,304,800
Timken Co.	6,000	181,380

		2,406,911

Miscellaneous Manufacturing — 0.9%
AptarGroup, Inc.	22,200	837,384

Oil & Gas Drilling — 1.2%
Atwood Oceanics, Inc.†	8,800	731,192
Rowan Cos., Inc.	10,300	350,612

		1,081,804

Oil Companies-Exploration & Production — 0.7%
Unit Corp.†	12,200	611,464

Oil-Field Services — 2.7%
Global Industries, Ltd.†	9,900	174,834
Helix Energy Solutions Group, Inc.†	23,500	868,795
Oil States International, Inc.†	26,200	918,572
Tidewater, Inc.	8,400	444,864

		2,407,065

Paper & Related Products — 2.2%
AbitibiBowater, Inc.	23,360	578,627
Glatfelter	65,142	941,953
Mercer International, Inc. SBI†	49,800	426,786

		1,947,366

Power Converter/Supply Equipment — 0.5%
Powell Industries, Inc.†	10,700	424,790

Real Estate Investment Trusts — 0.5%
Arbor Realty Trust, Inc.	25,800	458,466

Rental Auto/Equipment — 0.4%
Dollar Thrifty Automotive Group, Inc.†	15,300	373,473

Retail-Apparel/Shoe — 3.0%
Brown Shoe Co., Inc.	41,100	706,920
Christopher & Banks Corp.	77,800	993,506
Hot Topic, Inc.†	72,700	403,485
Men’s Wearhouse, Inc.	23,800	606,662

		2,710,573

Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	31,900	843,436

Retail-Convenience Store — 1.2%
Casey’s General Stores, Inc.	42,500	1,105,000

Retail-Discount — 1.4%
Fred’s, Inc.	59,900	564,857
Tuesday Morning Corp.	110,700	668,628

		1,233,485

Retail-Hair Salons — 1.5%
Regis Corp.	51,500	1,304,495

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.†	78,000	534,300

Retail-Jewelry — 1.0%
Zale Corp.†	52,500	861,000

Retail-Leisure Products — 0.8%
West Marine, Inc.†	79,700	680,638

Semiconductor Equipment — 0.9%
Cohu, Inc.	53,700	802,815

Steel-Producers — 3.2%
Gerdau Ameristeel Corp.	67,400	837,782
Reliance Steel & Aluminum Co.	15,400	757,834
Steel Dynamics, Inc.	23,500	1,225,525
United States Steel Corp.	1,000	102,110

		2,923,251

Transport-Marine — 2.2%
General Maritime Corp.	23,800	591,192
Overseas Shipholding Group, Inc.	15,200	991,344
Teekay Corp.	8,999	425,653

		2,008,189

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 1.8%
Genesee & Wyoming, Inc., Class A†	41,341	$1,129,023
Kansas City Southern†	14,300	513,084

		1,642,107

Transport-Services — 0.9%
Bristow Group, Inc.†	15,500	780,425

Total Long-Term Investment Securities (cost $91,188,063)		85,000,720

SHORT-TERM INVESTMENT SECURITIES — 5.7%
U.S. Government Agencies — 5.7%
Federal Home Loan Bank Discount Notes 1.85% due 02/01/08
(cost $5,076,000)	$5,076,000	5,076,000

TOTAL INVESTMENTS (cost $96,264,063)(1)	100.0%	90,076,720
Other assets less liabilities	0.0	34,400

NET ASSETS	100.0%	$90,111,120

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	4.6%
Investment Management/Advisor Services	4.3
Repurchase Agreements	4.1
Finance-Investment Banker/Broker	3.4
Electronic Components-Semiconductors	3.1
Electronic Connectors	2.7
Data Processing/Management	2.7
Telecom Services	2.7
Computer Aided Design	2.2
Retail-Apparel/Shoe	2.2
Metal Processors & Fabrication	2.0
Electronic Measurement Instruments	2.0
Oil & Gas Drilling	2.0
Engineering/R&D Services	2.0
Medical-Biomedical/Gene	1.8
Schools	1.8
Medical-HMO	1.8
Auto/Truck Parts & Equipment-Original	1.8
Oil-Field Services	1.7
Semiconductor Equipment	1.7
Oil Field Machinery & Equipment	1.7
Diversified Manufacturing Operations	1.7
Veterinary Diagnostics	1.7
Chemicals-Specialty	1.5
Hazardous Waste Disposal	1.5
Medical-Drugs	1.5
Electronic Components-Misc.	1.4
X-Ray Equipment	1.4
Medical Labs & Testing Services	1.3
Private Corrections	1.3
Dialysis Centers	1.2
Dental Supplies & Equipment	1.2
Wire & Cable Products	1.2
Chemicals-Diversified	1.2
Industrial Audio & Video Products	1.2
Diagnostic Kits	1.1
Pipelines	1.1
Telecommunication Equipment	1.1
Medical Information Systems	1.1
Food-Retail	1.1
Filtration/Separation Products	1.1
Non-Hazardous Waste Disposal	1.0
Transactional Software	1.0
Transport-Truck	1.0
Retail-Restaurants	1.0
Aerospace/Defense	1.0
Machinery-Print Trade	1.0
Food-Confectionery	0.9
Engines-Internal Combustion	0.9
Retail-Consumer Electronics	0.8
Applications Software	0.8
Metal-Aluminum	0.8
Banks-Fiduciary	0.8
Insurance-Property/Casualty	0.8
Machinery-Construction & Mining	0.8
Entertainment Software	0.8
Transport-Rail	0.7
Coal	0.7
Retail-Computer Equipment	0.7
Retail-Major Department Stores	0.7
Motion Pictures & Services	0.7
Medical Instruments	0.7
Therapeutics	0.7
Computers-Memory Devices	0.7
Consulting Services	0.7
Energy-Alternate Sources	0.6
Commercial Services-Finance	0.5
Internet Application Software	0.5
Commercial Services	0.5
Publishing-Books	0.4
Retail-Automobile	0.4

100.8%

*	Calculated as a percentage of net assets
#	See Note 1

SunAmerica Series Trust Mid-Cap Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 1.0%
Rockwell Collins, Inc.	32,500	$2,054,000

Applications Software — 0.8%
Nuance Communications, Inc.†	107,530	1,708,652

Auto/Truck Parts & Equipment-Original — 1.8%
BorgWarner, Inc.	46,300	2,343,243
WABCO Holdings, Inc.	37,800	1,522,962

		3,866,205

Banks-Fiduciary — 0.8%
Northern Trust Corp.	23,000	1,687,280

Chemicals-Diversified — 1.2%
Rockwood Holdings, Inc.†	85,000	2,495,600

Chemicals-Specialty — 1.5%
Ecolab, Inc.	67,100	3,237,575

Coal — 0.7%
Peabody Energy Corp.	28,800	1,555,776

Commercial Services — 0.5%
Quanta Services, Inc.†	50,000	1,096,000

Commercial Services-Finance — 0.5%
Morningstar, Inc.†	17,400	1,149,270

Computer Aided Design — 2.2%
Ansys, Inc.†	84,300	2,942,913
Autodesk, Inc.†	43,800	1,802,370

		4,745,283

Computers-Memory Devices — 0.7%
Seagate Technology	69,500	1,408,765

Consulting Services — 0.7%
Genpact, Ltd.†	115,000	1,397,250

Data Processing/Management — 2.7%
Mastercard, Inc., Class A	21,900	4,533,300
NAVTEQ Corp.†	17,000	1,256,300

		5,789,600

Dental Supplies & Equipment — 1.2%
Dentsply International, Inc.	63,400	2,619,054

Diagnostic Kits — 1.1%
Idexx Laboratories, Inc.†	43,500	2,452,095

Dialysis Centers — 1.2%
DaVita, Inc.†	49,300	2,630,155

Diversified Manufacturing Operations — 1.7%
Roper Industries, Inc.	64,200	3,590,064

Electronic Components-Misc. — 1.4%
Gentex Corp.	190,072	3,014,542

Electronic Components-Semiconductors — 3.1%
Broadcom Corp., Class A	64,900	1,432,992
MEMC Electronic Materials, Inc.†	37,500	2,679,750
NVIDIA Corp.†	101,500	2,495,885

		6,608,627

Electronic Connectors — 2.7%
Amphenol Corp., Class A	147,000	5,871,180

Electronic Measurement Instruments — 2.0%
FLIR Systems, Inc.†	71,200	2,155,936
Garmin, Ltd.	29,500	2,128,425

		4,284,361

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	7,300	1,326,921

Engineering/R&D Services — 2.0%
McDermott International, Inc.†	44,200	2,085,356
Shaw Group, Inc.†	37,400	2,113,100

		4,198,456

Engines-Internal Combustion — 0.9%
Cummins, Inc.	41,000	1,979,480

Entertainment Software — 0.8%
Electronic Arts, Inc.	34,100	1,615,317

Filtration/Separation Products — 1.1%
Pall Corp.	60,900	2,246,601

Finance-Investment Banker/Broker — 3.4%
Interactive Brokers Group, Inc., Class A†	64,200	2,234,802
Investment Technology Group, Inc.†	58,900	2,766,533
TD Ameritrade Holding Corp.†	125,700	2,358,132

		7,359,467

Food-Confectionery — 0.9%
WM Wrigley Jr. Co.	35,200	2,021,536

Food-Retail — 1.1%
Whole Foods Market, Inc.	57,400	2,263,856

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†	53,800	3,188,188

Industrial Audio & Video Products — 1.2%
Dolby Laboratories, Inc., Class A†	57,900	2,494,911

Insurance-Property/Casualty — 0.8%
Philadelphia Consolidated Holding Corp.†	46,500	1,664,700

Internet Application Software — 0.5%
DealerTrack Holdings, Inc.†	41,800	1,126,928

Investment Management/Advisor Services — 4.3%
Affiliated Managers Group, Inc.†	26,250	2,580,637
National Financial Partners Corp.	55,200	1,992,720
Och Ziff Capital Management	106,300	2,344,978
T. Rowe Price Group, Inc.	44,500	2,251,255

		9,169,590

Machinery-Construction & Mining — 0.8%
Bucyrus International, Inc.	17,500	1,622,425

Machinery-Print Trade — 1.0%
Zebra Technologies Corp., Class A†	66,800	2,051,428

Medical Information Systems — 1.1%
Cerner Corp.†	44,200	2,316,080

Medical Instruments — 0.7%
Beckman Coulter, Inc.	22,500	1,496,250

Medical Labs & Testing Services — 1.3%
Covance, Inc.†	34,000	2,827,440

Medical-Biomedical/Gene — 1.8%
Celgene Corp.†	33,800	1,896,518
Illumina, Inc.†	31,800	2,025,660

		3,922,178

SunAmerica Series Trust Mid-Cap Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 1.5%
Allergan, Inc.	24,700	$1,659,593
Shire PLC ADR	27,900	1,502,415

		3,162,008

Medical-HMO — 1.8%
Coventry Health Care, Inc.†	32,500	1,838,850
Humana, Inc.†	25,500	2,047,650

		3,886,500

Metal Processors & Fabrication — 2.0%
Kaydon Corp.	45,100	1,970,419
Precision Castparts Corp.	20,700	2,355,660

		4,326,079

Metal-Aluminum — 0.8%
Century Aluminum Co.†	32,800	1,705,272

Motion Pictures & Services — 0.7%
Dreamworks Animation SKG, Inc., Class A†	61,400	1,501,230

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.†	76,800	2,239,488

Oil & Gas Drilling — 2.0%
Helmerich & Payne, Inc.	65,400	2,564,988
Noble Corp.	38,600	1,689,522

		4,254,510

Oil Companies-Exploration & Production — 4.6%
Cabot Oil & Gas Corp.	68,000	2,630,920
Forest Oil Corp.†	73,200	3,310,104
Southwestern Energy Co.†	70,400	3,936,064

		9,877,088

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	52,100	2,097,546
National-Oilwell Varco, Inc.	25,100	1,511,773

		3,609,319

Oil-Field Services — 1.7%
Exterran Holdings, Inc.†	28,400	1,852,816
Oceaneering International, Inc.†	32,700	1,882,866

		3,735,682

Pipelines — 1.1%
Questar Corp.	47,100	2,397,861

Private Corrections — 1.3%
Corrections Corp. of America†	105,200	2,792,008

Publishing-Books — 0.4%
John Wiley & Sons, Inc., Class A	23,300	918,486

Retail-Apparel/Shoe — 2.2%
J Crew Group, Inc.†	39,500	1,805,940
Urban Outfitters, Inc.†	97,600	2,830,400

		4,636,340

Retail-Automobile — 0.4%
Penske Auto Group, Inc.	48,700	884,392

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	29,500	1,526,035

Retail-Consumer Electronics — 0.8%
Best Buy Co., Inc.	35,600	1,737,636

Retail-Major Department Stores — 0.7%
Saks, Inc.†	84,200	1,519,810

Retail-Restaurants — 1.0%
Burger King Holdings, Inc.	80,400	2,118,540

School — 1.8%
Apollo Group, Inc., Class A	48,800	3,891,312

Semiconductor Equipment — 1.7%
KLA-Tencor Corp.	39,600	1,654,488
Tessera Technologies, Inc.†	50,300	1,970,251

		3,624,739

Telecom Services — 2.7%
Amdocs, Ltd.†	60,400	1,998,636
Time Warner Cable, Inc., Class A†	215,700	3,770,436

		5,769,072

Telecommunication Equipment — 1.1%
Harris Corp.	42,900	2,346,201

Therapeutics — 0.7%
BioMarin Pharmaceuticals, Inc.†	40,100	1,486,106

Transactional Software — 1.0%
VeriFone Holdings, Inc.†	113,427	2,219,766

Transport-Rail — 0.7%
Norfolk Southern Corp.	28,800	1,566,432

Transport-Truck — 1.0%
J.B. Hunt Transport Services, Inc.	69,800	2,170,780

Veterinary Diagnostics — 1.7%
VCA Antech, Inc.†	92,400	3,572,184

Wire & Cable Products — 1.2%
General Cable Corp.†	44,100	2,558,241

X-Ray Equipment — 1.4%
Hologic, Inc.†	46,252	2,976,779

Total Long-Term Investment Securities (cost $208,026,176)		207,162,982

REPURCHASE AGREEMENT — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $8,852,246 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $9,031,174 (cost $8,852,000)	$8,852,000	8,852,000

TOTAL INVESTMENTS (cost $216,878,176)(1)	100.8%	216,014,982
Liabilities in excess of other assets	(0.8)	(1,656,889)

NET ASSETS	100.0%	$214,358,093

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Repurchase Agreements	17.5%
Data Processing/Management	11.4
Commercial Services-Finance	7.8
Oil-Field Services	5.6
Physical Therapy/Rehabilitation Centers	4.2
Telecom Services	3.8
Investment Management/Advisor Services	3.7
Transactional Software	3.2
Retail-Petroleum Products	2.8
Semiconductor Equipment	2.7
Electronic Components-Semiconductors	2.6
Oil Field Machinery & Equipment	2.3
E-Commerce/Products	2.2
Networking Products	2.2
Commercial Services	2.0
Oil Companies-Exploration & Production	1.9
Medical Information Systems	1.9
Medical-Generic Drugs	1.7
Transport-Services	1.7
Medical-Hospitals	1.7
Casino Services	1.5
Dental Supplies & Equipment	1.5
Telecommunication Equipment	1.4
Water	1.4
Medical-Outpatient/Home Medical	1.3
Electric-Integrated	1.3
Medical-Wholesale Drug Distribution	1.2
Electronic Forms	1.2
Computers-Memory Devices	1.2
Water Treatment Systems	1.2
Computer Aided Design	1.1
Oil Refining & Marketing	0.8
Computer Services	0.8
Retirement/Aged Care	0.7
Computers-Integrated Systems	0.7
Medical-Drugs	0.7
Cellular Telecom	0.5
Batteries/Battery Systems	0.5
Electronic Design Automation	0.4

102.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
Security Description	Shares	Value

COMMON STOCK — 84.8%
Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†	7,100	$664,702

Casino Services — 1.5%
Scientific Games Corp., Class A†	85,800	2,042,040

Cellular Telecom — 0.5%
NII Holdings, Inc.†	16,900	720,954

Commercial Services — 2.0%
Alliance Data Systems Corp.†	53,600	2,710,552

Commercial Services-Finance — 7.8%
Equifax, Inc.	119,000	4,413,710
Euronet Worldwide, Inc.†	93,600	2,474,784
Jackson Hewitt Tax Service, Inc.	153,800	3,403,594

		10,292,088

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	107,700	1,513,185

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	37,400	1,043,460

Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	143,900	991,471

Computers-Memory Devices — 1.2%
Seagate Technology	78,000	1,581,060

Data Processing/Management — 11.4%
Fidelity National Information Services, Inc.	130,000	5,518,500
Fiserv, Inc.†	118,400	6,082,208
Global Payments, Inc.	91,100	3,407,140

		15,007,848

Dental Supplies & Equipment — 1.5%
Sirona Dental Systems, Inc.†	70,000	1,934,100

E-Commerce/Products — 2.2%
NutriSystem, Inc.†	103,800	2,970,756

Electric-Integrated — 1.3%
PNM Resources, Inc.	86,800	1,676,976

Electronic Components-Semiconductors — 2.6%
Microchip Technology, Inc.	108,400	3,459,044

Electronic Design Automation — 0.4%
Synopsys, Inc.†	24,000	528,480

Electronic Forms — 1.2%
Adobe Systems, Inc.†	45,900	1,603,287

Investment Management/Advisor Services — 3.7%
Invesco, Ltd.	90,700	2,468,854
National Financial Partners Corp.	66,700	2,407,870

		4,876,724

Medical Information Systems — 1.9%
IMS Health, Inc.	102,700	2,453,503

Medical-Drugs — 0.7%
Sepracor, Inc.†	31,200	881,088

Medical-Generic Drugs — 1.7%
Barr Pharmaceuticals, Inc.	24,600	1,283,874
Mylan, Inc.	66,800	995,988

		2,279,862

Medical-Hospitals — 1.7%
Universal Health Services, Inc., Class B	46,500	2,191,545

Medical-Outpatient/Home Medical — 1.3%
Lincare Holdings, Inc.†	51,000	1,703,910

Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	35,000	1,632,750

Networking Products — 2.2%
Anixter International, Inc.†	41,100	2,879,466

Oil Companies-Exploration & Production — 1.9%
Plains Exploration & Production Co.†	50,600	2,461,184

Oil Field Machinery & Equipment — 2.3%
Complete Production Services, Inc.†	188,100	2,990,790

Oil Refining & Marketing — 0.8%
Sunoco, Inc.	8,700	541,140
Tesoro Corp.	13,700	534,985

		1,076,125

Oil-Field Services — 5.6%
Exterran Holdings, Inc.†	54,900	3,581,676
Tetra Technologies, Inc.†	239,900	3,754,435

		7,336,111

Physical Therapy/Rehabilitation Centers — 4.2%
Psychiatric Solutions, Inc.†	183,500	5,536,195

Retail-Petroleum Products — 2.8%
World Fuel Services Corp.	138,300	3,659,418

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.	44,600	995,472

Semiconductor Equipment — 2.7%
ASML Holding NV†	73,800	1,962,342
Varian Semiconductor Equipment Associates, Inc.†	50,100	1,613,721

		3,576,063

Telecom Services — 3.8%
Amdocs, Ltd.†	60,200	1,992,018
NeuStar Inc.†	102,100	3,033,391

		5,025,409

Telecommunication Equipment — 1.4%
Arris Group, Inc.†	211,700	1,860,843

Transactional Software — 3.2%
VeriFone Holdings, Inc.†	215,700	4,221,249

Transport-Services — 1.7%
UTi Worldwide, Inc.	119,600	2,236,520

Water — 1.4%
Aqua America, Inc.	90,200	1,797,686

Water Treatment Systems — 1.2%
Nalco Holding Co.	73,300	1,534,902

Total Long-Term Investment Securities (cost $118,192,160)		111,946,818

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 17.5%
UBS Securities, LLC Joint Repurchase Agreement(2)
(cost $23,156,000)	$23,156,000	$23,156,000

TOTAL INVESTMENTS (cost $141,348,160)(1)	102.3%	135,102,818
Liabilities in excess of other assets	(2.3)	(3,112,786)

NET ASSETS	100.0%	$131,990,032

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.5%
Finance-Investment Banker/Broker	4.9
Enterprise Software/Service	3.6
Consulting Services	3.6
Oil Companies-Exploration & Production	2.8
Data Processing/Management	2.2
Commercial Services-Finance	2.0
Electronic Measurement Instruments	2.0
Distribution/Wholesale	2.0
Consumer Products-Misc.	1.7
Medical Products	1.7
Casino Services	1.6
Internet Content-Entertainment	1.6
Computer Aided Design	1.6
Web Portals/ISP	1.6
Footwear & Related Apparel	1.5
Cosmetics & Toiletries	1.5
Oil-Field Services	1.5
Diagnostic Equipment	1.5
Instruments-Controls	1.5
Diagnostic Kits	1.4
Internet Application Software	1.3
Web Hosting/Design	1.3
Medical Labs & Testing Services	1.3
Computer Software	1.3
Electronic Components-Semiconductors	1.3
Applications Software	1.3
Physicians Practice Management	1.2
Therapeutics	1.2
Medical Instruments	1.2
Computer Services	1.2
Semiconductor Equipment	1.1
Ultra Sound Imaging Systems	1.1
Computers-Integrated Systems	1.1
Retail-Computer Equipment	1.0
Physical Therapy/Rehabilitation Centers	1.0
Telecommunication Equipment	1.0
Cellular Telecom	1.0
Insurance-Property/Casualty	1.0
Medical-Nursing Homes	1.0
Repurchase Agreements	1.0
Retail-Restaurants	0.9
E-Services/Consulting	0.9
Telecom Services	0.9
Advanced Materials	0.9
Research & Development	0.9
Oil & Gas Drilling	0.8
Wireless Equipment	0.8
Communications Software	0.8
E-Commerce/Services	0.8
Schools	0.8
Retail-Apparel/Shoe	0.8
X-Ray Equipment	0.8
Apparel Manufacturers	0.8
Investment Management/Advisor Services	0.8
Gas-Distribution	0.8
Alternative Waste Technology	0.8
Aerospace/Defense	0.8
Retail-Pawn Shops	0.7
Electronic Components-Misc.	0.7
Coal	0.7
Hazardous Waste Disposal	0.7
Medical-HMO	0.7
Steel Pipe & Tube	0.7
Audio/Video Products	0.7
Human Resources	0.7
Chemicals-Specialty	0.7
Computers-Periphery Equipment	0.6
Transactional Software	0.6
Industrial Automated/Robotic	0.6
Electric Products-Misc.	0.6
Aerospace/Defense-Equipment	0.6
Engineering/R&D Services	0.5
Diversified Minerals	0.5
Medical Information Systems	0.5
Retail-Perfume & Cosmetics	0.5
Commercial Services	0.4
Transport-Marine	0.3
Auto/Truck Parts & Equipment-Replacement	0.2

98.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.5%
Advanced Materials — 0.9%
Ceradyne, Inc.†	13,500	$650,025

Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	11,000	567,930

Aerospace/Defense-Equipment — 0.6%
Elbit Systems, Ltd.	6,600	416,196

Alternative Waste Technology — 0.8%
Darling International, Inc.†	49,000	568,400

Apparel Manufacturer — 0.8%
Gymboree Corp.†	15,200	580,944

Applications Software — 1.3%
EPIQ Systems, Inc.†	23,500	346,625
Progress Software Corp.†	20,800	614,016

		960,641

Audio/Video Products — 0.7%
Tivo, Inc.†	62,000	543,740

Auto/Truck Parts & Equipment-Replacement — 0.2%
Aftermarket Technology Corp.†	5,401	137,239

Casino Services — 1.6%
Bally Technologies, Inc.†	25,500	1,214,820

Cellular Telecom — 1.0%
Syniverse Holdings, Inc.†	48,500	765,815

Chemicals-Specialty — 0.7%
Terra Industries, Inc.†	11,500	518,305

Coal — 0.7%
Walter Industries, Inc.	13,400	561,728

Commerce — 0.0%
Global Sources, Ltd.†	2,150	28,488

Commercial Services — 0.4%
Standard Parking Corp.†	13,800	267,306

Commercial Services-Finance — 2.0%
Morningstar, Inc.†	13,250	875,162
Net 1 UEPS Technologies, Inc.†	23,000	659,640

		1,534,802

Communications Software — 0.8%
DivX, Inc.†	42,500	605,625

Computer Aided Design — 1.6%
Ansys, Inc.†	17,500	610,925
Parametric Technology Corp.†	34,500	567,525

		1,178,450

Computer Services — 1.2%
IHS, Inc., Class A†	14,500	898,130

Computer Software — 1.3%
Blackbaud, Inc.	22,000	608,740
Omniture, Inc.†	14,600	360,912

		969,652

Computers-Integrated Systems — 1.1%
Micros Systems, Inc.†	13,200	812,856

Computers-Periphery Equipment — 0.6%
Sigma Designs, Inc.†	10,000	452,200

Consulting Services — 3.6%
FTI Consulting, Inc.†	16,000	884,960
The Advisory Board Co.†	13,600	866,592
Watson Wyatt Worldwide, Inc., Class A	19,400	953,510

		2,705,062

Consumer Products-Misc. — 1.7%
Fossil, Inc.†	18,000	611,640
Tupperware Brands Corp.	18,800	695,600

		1,307,240

Cosmetics & Toiletries — 1.5%
Alberto-Culver Co.	14,300	383,097
Chattem, Inc.†	9,700	744,184

		1,127,281

Data Processing/Management — 2.2%
Broadridge Financial Solutions, Inc.	26,000	563,160
Commvault Systems, Inc.†	33,000	614,460
FalconStor Software, Inc.†	55,200	486,864

		1,664,484

Diagnostic Equipment — 1.5%
Gen-Probe, Inc.†	13,000	742,950
Immucor, Inc.†	12,600	363,384

		1,106,334

Diagnostic Kits — 1.4%
Idexx Laboratories, Inc.†	11,800	665,166
Quidel Corp.†	23,100	364,287

		1,029,453

Distribution/Wholesale — 2.0%
Brightpoint, Inc.†	30,250	384,780
Central European Distribution Corp.†	21,000	1,103,970

		1,488,750

Diversified Minerals — 0.5%
AMCOL International Corp.	14,750	361,670

E-Commerce/Services — 0.8%
priceline.com, Inc.†	5,500	596,860

E-Services/Consulting — 0.9%
Websense, Inc.†	32,500	666,250

Electric Products-Misc. — 0.6%
GrafTech International, Ltd.†	27,750	417,638

Electronic Components-Misc. — 0.7%
Daktronics, Inc.	27,500	563,475

Electronic Components-Semiconductors — 1.3%
IPG Photonics Corp.†	27,500	492,250
Mellanox Technologies Ltd.†	30,000	474,900

		967,150

Electronic Measurement Instruments — 2.0%
Flir Systems, Inc.†	24,700	747,916
Itron, Inc.†	9,000	741,600

		1,489,516

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	18,900	414,477

Enterprise Software/Service — 3.6%
Advent Software, Inc.†	16,000	722,560
Informatica Corp.†	39,750	767,572

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)

Mantech International Corp., Class A†	15,100	$617,590
Omnicell, Inc.†	25,000	627,000

		2,734,722

Finance-Investment Banker/Broker — 4.9%
GFI Group, Inc.†	13,500	1,190,835
Greenhill & Co., Inc.	11,000	742,830
Interactive Brokers Group, Inc., Class A†	16,700	581,327
Investment Technology Group, Inc.†	13,000	610,610
optionsXpress Holdings, Inc.	21,100	572,232

		3,697,834

Footwear & Related Apparel — 1.5%
Deckers Outdoor Corp.†	4,600	557,704
Skechers U.S.A., Inc., Class A†	29,300	586,586

		1,144,290

Gas-Distribution — 0.8%
UGI Corp.	21,500	572,330

Hazardous Waste Disposal — 0.7%
American Ecology Corp.	24,000	549,120

Human Resources — 0.7%
Emergency Medical Services Corp., Class A†	17,600	541,552

Industrial Automated/Robotic — 0.6%
Intermec, Inc.†	21,000	418,320

Instruments-Controls — 1.5%
Mettler Toledo International, Inc.†	5,250	521,325
Woodward Governor Co.	9,200	577,576

		1,098,901

Insurance-Property/Casualty — 1.0%
Navigators Group, Inc.†	6,500	375,245
SeaBright Insurance Holdings, Inc.†	26,500	389,285

		764,530

Internet Application Software — 1.3%
Cybersource Corp.†	26,500	443,875
eResearch Technology, Inc.†	55,000	534,600

		978,475

Internet Content-Entertainment — 1.6%
NetFlix, Inc.†	24,200	608,630
Shanda Interactive Entertainment, Ltd. ADR†	22,000	604,780

		1,213,410

Investment Management/Advisor Services — 0.8%
National Financial Partners Corp.	16,000	577,600

Medical Information Systems — 0.5%
Phase Forward, Inc.†	20,700	357,075

Medical Instruments — 1.2%
Cepheid, Inc.†	29,500	900,930

Medical Labs & Testing Services — 1.3%
Icon Plc ADR†	15,500	971,540

Medical Products — 1.7%
Metabolix, Inc.†	29,900	545,077
Wright Medical Group, Inc.†	27,700	756,210

		1,301,287

Medical-Biomedical/Gene — 7.5%
Affymetrix, Inc.†	39,700	796,382
Alexion Pharmaceuticals, Inc.†	8,500	555,220
Applera Corp. — Celera Group†	36,200	554,584
Bio-Rad Laboratories, Inc., Class A†	8,500	809,285
Genomic Health, Inc.†	22,500	472,275
Illumina, Inc.†	9,500	605,150
LifeCell Corp.†	15,200	600,552
Myriad Genetics, Inc.†	8,300	356,983
Omrix Biopharmaceuticals, Inc.†	12,000	279,120
Savient Pharmaceuticals, Inc.†	31,600	611,460

		5,641,011

Medical-HMO — 0.7%
AMERIGROUP Corp.†	14,600	547,792

Medical-Nursing Homes — 1.0%
Sun Healthcare Group, Inc.†	44,000	758,120

Oil & Gas Drilling — 0.8%
Helmerich & Payne, Inc.	16,000	627,520

Oil Companies-Exploration & Production — 2.8%
Berry Petroleum Co., Class A	20,050	751,273
Cabot Oil & Gas Corp.	19,100	738,979
Swift Energy Co.†	14,000	604,100

		2,094,352

Oil-Field Services — 1.5%
Core Laboratories NV†	4,900	552,230
SEACOR Holdings, Inc.†	6,400	564,480

		1,116,710

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions, Inc.†	25,500	769,335

Physicians Practice Management — 1.2%
Pediatrix Medical Group, Inc.†	13,650	929,429

Research & Development — 0.9%
PharmaNet Development Group, Inc.†	15,900	648,084

Retail-Apparel/Shoe — 0.8%
Aeropostale, Inc.†	20,800	585,936

Retail-Computer Equipment — 1.0%
GameStop Corp., Class A†	15,000	775,950

Retail-Pawn Shops — 0.7%
Ezcorp, Inc., Class A†	42,900	566,280

Retail-Perfume & Cosmetics — 0.5%
Sally Beauty Holdings, Inc.†	43,600	355,776

Retail-Restaurants — 0.9%
Jack in the Box, Inc.†	23,500	686,905

School — 0.8%
Capella Education Co.†	9,300	586,644

Semiconductor Equipment — 1.1%
Tessera Technologies, Inc.†	21,900	857,823

Steel Pipe & Tube — 0.7%
Valmont Industries, Inc.	6,500	544,050

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telecom Services — 0.9%
NeuStar Inc., Class A†	22,300	$662,533

Telecommunication Equipment — 1.0%
Comtech Telecommunications Corp.†	17,100	766,080

Therapeutics — 1.2%
BioMarin Pharmaceuticals, Inc.†	10,200	378,012
United Therapeutics Corp.†	6,250	524,875

		902,887

Transactional Software — 0.6%
Synchronoss Technologies, Inc.†	21,000	447,300

Transport-Marine — 0.3%
Kirby Corp.†	5,500	252,890

Ultra Sound Imaging Systems — 1.1%
SonoSite, Inc.†	23,500	818,505

Web Hosting/Design — 1.3%
Equinix, Inc.†	12,900	974,337

Web Portals/ISP — 1.6%
GigaMedia, Ltd.†	33,500	584,575
Sohu.com, Inc.†	12,600	586,278

		1,170,853

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Wireless Equipment — 0.8%
Novatel Wireless, Inc.†	38,500	616,000

X-Ray Equipment — 0.8%
Hologic, Inc.†	9,100	585,676

Total Long-Term Investment Securities (cost $70,627,626)		73,249,626

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $737,020 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $753,435 (cost $737,000)	$737,000	737,000

TOTAL INVESTMENTS (cost $71,364,626)(1)	98.5%	73,986,626
Other assets less liabilities	1.5	1,125,625

NET ASSETS	100.0%	$75,112,251

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio#
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Casino Hotels	9.5%
Aerospace/Defense	6.4
Retail-Restaurants	6.2
Finance-Investment Banker/Broker	5.6
Web Portals/ISP	4.5
Medical-HMO	4.5
Oil Companies-Integrated	4.3
Applications Software	4.3
Agricultural Chemicals	4.2
Repurchase Agreements	4.2
Oil & Gas Drilling	4.1
Medical-Biomedical/Gene	3.9
Medical-Drugs	3.8
Banks-Commercial	3.8
Retail-Drug Store	3.6
Telephone-Integrated	3.4
Computers	3.4
Transport-Rail	3.3
Oil-Field Services	3.0
Auto-Cars/Light Trucks	2.7
Banks-Super Regional	2.6
Retail-Building Products	2.6
Real Estate Investment Trusts	2.3
Electronic Components-Semiconductors	2.1
Industrial Gases	1.5
Rubber-Tires	0.9
Machinery-Farming	0.7

101.4%

*	Calculated as a percentage of net assets
#	See Note 1

SunAmerica Series Trust Marsico Focused Growth Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.2%
Aerospace/Defense — 6.4%
General Dynamics Corp.	37,924	3,203,061
Lockheed Martin Corp.	50,227	5,420,498

		8,623,559

Agricultural Chemicals — 4.2%
Monsanto Co.	50,736	5,704,756

Applications Software — 4.3%
Microsoft Corp.	178,248	5,810,885

Auto-Cars/Light Trucks — 2.7%
Toyota Motor Co. ADR	33,697	3,657,809

Banks-Commercial — 3.8%
Industrial & Commercial Bank of China(2)	8,471,000	5,053,054

Banks-Super Regional — 2.6%
Wells Fargo & Co.	102,788	3,495,820

Casino Hotels — 9.5%
Las Vegas Sands Corp.†	58,402	5,120,103
MGM Mirage, Inc.	35,310	2,585,398
Wynn Resorts, Ltd.	44,573	5,125,004

		12,830,505

Computers — 3.4%
Apple, Inc.†	33,724	4,564,881

Electronic Components-Semiconductors — 2.1%
Intel Corp.	134,804	2,857,845

Finance-Investment Banker/Broker — 5.6%
JPMorgan Chase & Co.	34,455	1,638,335
The Goldman Sachs Group, Inc.	29,670	5,956,846

		7,595,181

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	22,676	2,041,294

Machinery-Farming — 0.7%
Deere & Co.	11,059	970,538

Medical-Biomedical/Gene — 3.9%
Genentech, Inc.	74,795	5,249,861

Medical-Drugs — 3.8%
Merck & Co., Inc.	111,834	5,175,678

Medical-HMO — 4.5%
UnitedHealth Group Inc.	119,436	6,072,126

Oil & Gas Drilling — 4.1%
Transocean, Inc.†	45,482	5,576,093

Oil Companies-Integrated — 4.3%
Petroleo Brasileiro SA ADR	52,705	5,857,634

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Oil-Field Services — 3.0%
Schlumberger, Ltd.	53,564	4,041,939

Real Estate Investment Trusts — 2.3%
ProLogis	52,747	3,130,534

Retail-Building Products — 2.6%
Lowe’s Cos., Inc.	131,444	3,475,379

Retail-Drug Store — 3.6%
CVS Caremark Corp.	122,399	4,782,129

Retail-Restaurants — 6.2%
McDonald’s Corp.	156,871	8,400,442

Rubber-Tires — 0.9%
Continental AG(2)	11,184	1,161,368

Telephone-Integrated — 3.4%
AT&T, Inc.	120,122	4,623,496

Transport-Rail — 3.3%
Norfolk Southern Corp.	11,830	643,434
Union Pacific Corp.	30,189	3,774,530

		4,417,964

Web Portals/ISP — 4.5%
Google, Inc., Class A†	10,781	6,083,718

Total Long-Term Investment Securities (cost $107,246,944)		131,254,488

REPURCHASE AGREEMENT — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $5,642,157 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.625% due 09/15/09 and having an approximate value of $5,758,900 (cost $5,642,000)	$5,642,000	5,642,000

TOTAL INVESTMENTS (cost $112,888,944)(1)	101.4%	136,896,488
Liabilities in excess of other assets	(1.4)	(1,923,182)

NET ASSETS	100.0%	$134,973,306

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financials Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Wireless Equipment	19.5%
Repurchase Agreements	8.4
Applications Software	6.7
Enterprise Software/Service	5.4
Electronic Components-Semiconductors	4.2
Computers	4.0
Toys	4.0
Semiconductor Components-Integrated Circuits	3.4
Internet Security	2.8
Web Hosting/Design	2.6
Networking Products	2.4
Computer Services	2.3
Electronic Measurement Instruments	2.2
Cellular Telecom	2.1
Oil Field Machinery & Equipment	2.1
Energy-Alternate Sources	2.0
Semiconductor Equipment	1.8
Electronic Forms	1.8
Computer Aided Design	1.7
Telecommunication Equipment	1.7
Computers-Memory Devices	1.4
E-Commerce/Products	1.4
Data Processing/Management	1.4
Agricultural Chemicals	1.4
Telecom Services	1.4
Engineering/R&D Services	1.2
Computers-Periphery Equipment	1.1
Consulting Services	1.1
Web Portals/ISP	1.0
Electronic Components-Misc.	1.0
Internet Application Software	0.9
Entertainment Software	0.8
Computer Software	0.7
Medical Information Systems	0.7
Internet Content-Information/News	0.6
E-Commerce/Services	0.6
Computers-Integrated Systems	0.5
Oil-Field Services	0.5
X-Ray Equipment	0.5
Electronic Parts Distribution	0.5
Printing-Commercial	0.5
Electronic Connectors	0.4
Electronic Design Automation	0.4
Medical Instruments	0.4
Patient Monitoring Equipment	0.3
Commercial Services-Finance	0.3
E-Marketing/Info	0.2
Internet Connectivity Services	0.2

102.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.1%
Agricultural Chemicals — 1.4%
Monsanto Co.	5,790	$651,028

Applications Software — 6.7%
Citrix Systems, Inc.†	18,704	647,532
Intuit, Inc.†	15,550	477,230
Microsoft Corp.	29,480	961,048
Nuance Communications, Inc.†	18,003	286,068
Salesforce.com, Inc.†	6,780	354,458
Satyam Computer Services, Ltd. ADR	16,365	398,488

		3,124,824

Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	3,170	189,915
Millicom International Cellular SA†	4,790	507,452
Syniverse Holdings, Inc.†	16,440	259,588

		956,955

Commercial Services-Finance — 0.3%
Bankrate, Inc.†	2,404	130,369

Computer Aided Design — 1.7%
Ansys, Inc.†	9,160	319,776
Autodesk, Inc.†	11,510	473,636

		793,412

Computer Services — 2.3%
Affiliated Computer Services, Inc., Class A	11,470	559,163
DST Systems, Inc.†	5,260	376,090
Virtusa Corp.†	7,453	111,273

		1,046,526

Computer Software — 0.7%
Omniture, Inc.†	13,523	334,288

Computers — 4.0%
Hewlett-Packard Co.	11,690	511,437
International Business Machines Corp.	8,620	925,271
Research In Motion, Ltd.†	4,350	408,378

		1,845,086

Computers-Integrated Systems — 0.5%
Micros Systems, Inc.†	4,040	248,783

Computers-Memory Devices — 1.4%
EMC Corp.	13,630	216,308
Network Appliance, Inc.	9,780	227,092
SanDisk Corp.	8,870	225,741

		669,141

Computers-Periphery Equipment — 1.1%
Lexmark International, Inc., Class A	4,650	168,377
Sigma Designs, Inc.†	7,620	344,576

		512,953

Consulting Services — 1.1%
FTI Consulting, Inc.†	5,351	295,964
Huron Consulting Group, Inc.†	2,750	197,505

		493,469

Data Processing/Management — 1.4%
BladeLogic, Inc.†	7,920	130,126
Fiserv, Inc.†	10,200	523,974

		654,100

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	4,325	336,052
Shutterfly, Inc.†	16,480	320,536

		656,588

E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR	6,339	289,439

E-Marketing/Info — 0.2%
Constant Contact, Inc.†	5,300	112,996

Electronic Components-Misc. — 1.0%
AU Optronics Corp. ADR	26,703	443,003

Electronic Components-Semiconductors — 4.2%
Broadcom Corp., Class A†	6,260	138,221
Cavium Network, Inc.†	9,370	179,061
Intel Corp.	10,920	231,504
MEMC Electronic Materials, Inc.†	11,610	829,650
Nvidia Corp.†	22,670	557,455

		1,935,891

Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,158	206,010

Electronic Design Automation — 0.4%
Magma Design Automation, Inc.†	15,873	180,952

Electronic Forms — 1.8%
Adobe Systems, Inc.†	23,890	834,478

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	10,020	339,778
Garmin, Ltd.	6,570	474,026
Itron, Inc.†	2,700	222,480

		1,036,284

Electronic Parts Distribution — 0.5%
Avnet, Inc.†	6,490	231,109

Energy-Alternate Sources — 2.0%
First Solar, Inc.†	2,660	483,508
Sunpower Corp., Class A†	6,740	465,667

		949,175

Engineering/R&D Services — 1.2%
McDermott International, Inc.†	11,470	541,155

Enterprise Software/Service — 5.4%
BEA Systems, Inc.†	36,830	688,353
Concur Technologies, Inc.†	8,082	283,355
Omnicell, Inc.†	6,940	174,055
Oracle Corp.†	40,410	830,426
PROS Holdings, Inc.†	19,346	296,961
Taleo Corp., Class A†	11,486	242,699

		2,515,849

Entertainment Software — 0.8%
Electronic Arts, Inc.†	7,890	373,749

Internet Application Software — 0.9%
Vocus, Inc.†	13,897	408,850

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc.†	4,550	$93,138

Internet Content-Information/News — 0.6%
Baidu.com ADR†	1,080	302,346

Internet Security — 2.8%
Check Point Software Technologies†	9,300	198,090
McAfee, Inc.†	18,250	614,295
VeriSign, Inc.	14,670	497,606

		1,309,991

Medical Information Systems — 0.7%
Cerner Corp.†	5,820	304,968

Medical Instruments — 0.4%
Trans1, Inc.†	12,044	175,722

Networking Products — 2.4%
Atheros Communications, Inc.†	14,153	386,519
Juniper Networks, Inc.†	14,220	386,073
Netgear, Inc.†	12,540	334,316

		1,106,908

Oil Field Machinery & Equipment — 2.1%
FMC Technologies, Inc.†	9,780	471,005
National-Oilwell Varco, Inc.	8,040	484,249

		955,254

Oil-Field Services — 0.5%
Core Laboratories NV†	2,130	240,051

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	3,770	134,551

Printing-Commercial — 0.5%
VistaPrint, Ltd.†	5,660	210,609

Semiconductor Components-Integrated Circuits — 3.4%
Analog Devices, Inc.	24,130	684,327
Cypress Semiconductor Corp.†	14,370	305,362
Hitte Microwave Corp.†	10,560	420,499
Marvell Technology Group, Ltd.	13,500	160,245

		1,570,433

Semiconductor Equipment — 1.8%
ASML Holding NV†	22,920	609,443
ATMI, Inc.†	8,910	234,333

		843,776

Telecom Services — 1.4%
Amdocs, Ltd.†	12,990	429,839
Knology, Inc.†	17,602	199,783

		629,622

Telecommunication Equipment — 1.7%
Harris Corp.	14,110	771,676

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Toys — 4.0%
Nintendo Co., Ltd(2)	3,670	1,834,636

Web Hosting/Design — 2.6%
Equinix, Inc.†	15,903	1,201,153

Web Portals/ISP — 1.0%
Google, Inc., Class A†	830	468,369

Wireless Equipment — 19.5%
American Tower Corp., Class A†	23,250	872,573
Crown Castle International Corp.†	19,550	707,515
Nokia Oyj ADR	139,410	5,151,199
QUALCOMM, Inc.	39,650	1,681,953
SBA Communications Corp., Class A†	21,330	631,581

		9,044,821

X-Ray Equipment — 0.5%
Hologic, Inc.†	3,700	238,132

Total Long-Term Investment Securities (cost $45,448,210)		43,612,618

REPURCHASE AGREEMENT — 8.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $3,916,109 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63% due 09/15/09 and having an approximate value of $3,994,425 (cost $3,916,000)	$3,916,000	3,916,000

TOTAL INVESTMENTS (cost $49,364,210)(1)	102.5%	47,528,618
Liabilities in excess of other assets	(2.5)	(1,157,888)

NET ASSETS	100.0%	$46,370,730

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	5.9%
Chemicals-Specialty	4.4
Electric-Integrated	4.2
Insurance-Reinsurance	3.7
Metal Processors & Fabrication	3.5
Diversified Manufacturing Operations	3.5
Real Estate Investment Trusts	3.4
Transport-Truck	3.2
Insurance-Property/Casualty	3.0
Food-Wholesale/Distribution	3.0
Auto/Truck Parts & Equipment-Original	2.8
Chemicals-Diversified	2.5
Airlines	2.2
Distribution/Wholesale	2.2
Repurchase Agreements	2.0
Tobacco	2.0
Containers-Metal/Glass	1.9
Food-Retail	1.7
Savings & Loans/Thrifts	1.7
Oil-Field Services	1.5
Instruments-Scientific	1.5
Brewery	1.4
Steel-Producers	1.4
Electronic Components-Semiconductors	1.4
Machinery-Construction & Mining	1.4
Apparel Manufacturers	1.3
Transport-Equipment & Leasng	1.3
Electronic Components-Misc.	1.3
Telecommunication Equipment	1.2
Medical-Hospitals	1.2
Independent Power Producers	1.2
Insurance-Life/Health	1.2
Medical-HMO	1.2
Gas-Distribution	1.2
Transport-Services	1.2
Batteries/Battery Systems	1.2
Medical-Nursing Homes	1.1
Electronic Parts Distribution	1.1
Machine Tools & Related Products	1.1
Machinery-Electrical	1.1
Machinery-Farming	1.0
Food-Meat Products	1.0
Rental Auto/Equipment	1.0
Engines-Internal Combustion	1.0
Insurance-Multi-line	0.9
Aerospace/Defense-Equipment	0.9
Office Automation & Equipment	0.8
Retail-Automobile	0.8
Miscellaneous Manufacturing	0.7
Leisure Products	0.7
Oil Companies-Integrated	0.7
Identification Systems	0.6
Containers-Paper/Plastic	0.5
Medical-Outpatient/Home Medical	0.5
Retail-Discount	0.5
Metal-Iron	0.5
Food-Canned	0.5
Retail-Restaurants	0.5
Human Resources	0.4
Pharmacy Services	0.4
Oil & Gas Drilling	0.4
Semiconductor Equipment	0.3
Home Furnishings	0.3
Building-Residential/Commercial	0.3
Retail-Regional Department Stores	0.3
Medical-Drugs	0.3
Food-Misc.	0.3
Retail-Computer Equipment	0.3
Retail-Office Supplies	0.2
Building-MobileHome/Manufactured Housing	0.2

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	53,200	$3,327,660

Airlines — 2.2%
Alaska Air Group, Inc.†	123,800	3,132,140
Continental Airlines, Inc., Class B†	101,100	2,750,931
Skywest, Inc.	105,700	2,750,314

		8,633,385

Apparel Manufacturers — 1.3%
Jones Apparel Group, Inc.	132,700	2,229,360
VF Corp.	35,565	2,751,664

		4,981,024

Auto/Truck Parts & Equipment-Original — 2.8%
ArvinMeritor, Inc.	268,000	3,639,440
Autoliv, Inc.	31,000	1,548,450
TRW Automotive Holdings Corp.†	236,100	5,413,773

		10,601,663

Banks-Commercial — 5.9%
Central Pacific Financial Corp.	156,900	2,981,100
Susquehanna Bancshares, Inc.	196,100	4,161,242
The South Financial Group, Inc.	177,300	3,063,744
Trustmark Corp.	150,800	3,469,908
UnionBanCal Corp.	49,500	2,428,470
Webster Financial Corp.	120,500	4,081,335
Whitney Holding Corp.	93,300	2,504,172

		22,689,971

Batteries/Battery Systems — 1.2%
EnerSys†	192,400	4,432,896

Brewery — 1.4%
Molson Coors Brewing Co., Class B	124,000	5,539,080

Building-MobileHome/Manufactured Housing — 0.2%
Thor Industries, Inc.	18,200	642,824

Building-Residential/Commercial — 0.3%
KB Home	43,000	1,182,500

Chemicals-Diversified — 2.5%
Celanese Corp., Class A	115,600	4,298,008
Rockwood Holdings, Inc.†	184,900	5,428,664

		9,726,672

Chemicals-Specialty — 4.4%
Ashland, Inc.	109,900	5,003,747
Cytec Industries, Inc.	87,300	4,942,053
Lubrizol Corp.	75,350	3,964,163
Methanex Corp.	94,800	2,378,532
Zep, Inc.	32,250	532,770

		16,821,265

Containers-Metal/Glass — 1.9%
Owens-Illinois, Inc.†	90,300	4,551,120
Silgan Holdings, Inc.	57,100	2,704,256

		7,255,376

Containers-Paper/Plastic — 0.5%
Sonoco Products Co.	68,500	2,113,910

Distribution/Wholesale — 2.2%
Ingram Micro, Inc., Class A†	102,700	1,826,006
Tech Data Corp.†	39,300	1,351,134
United Stationers, Inc.†	97,100	5,365,746

		8,542,886

Diversified Manufacturing Operations — 3.5%
Acuity Brands, Inc.	64,500	2,935,395
Cooper Industries, Ltd., Class A	86,600	3,857,164
SPX Corp.	64,900	6,528,940

		13,321,499

Electric-Integrated — 4.2%
Allegheny Energy, Inc.	36,600	2,005,314
Constellation Energy Group, Inc.	35,875	3,370,815
Northeast Utilities	176,800	4,900,896
Puget Energy, Inc.	71,600	1,872,340
Wisconsin Energy Corp.	84,600	3,851,838

		16,001,203

Electronic Components-Misc. — 1.3%
AVX Corp.	49,200	641,076
Sanmina-SCI Corp.†	329,400	517,158
Vishay Intertechnology, Inc.†	351,300	3,685,137

		4,843,371

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	257,900	1,970,356
Spansion, Inc. Class A†	196,000	748,720
Zoran Corp.†	221,800	2,617,240

		5,336,316

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	126,400	4,325,408

Engines-Internal Combustion — 1.0%
Briggs & Stratton Corp.	178,825	3,728,501

Food-Canned — 0.5%
Del Monte Foods Co.	219,600	1,969,812

Food-Meat Products — 1.0%
Smithfield Foods, Inc.†	63,900	1,779,615
Tyson Foods, Inc., Class A	156,300	2,227,275

		4,006,890

Food-Misc. — 0.3%
Corn Products International, Inc.	29,400	993,720

Food-Retail — 1.7%
Ruddick Corp.	196,800	6,706,944

Food-Wholesale/Distribution — 3.0%
Performance Food Group Co.†	209,400	6,623,322
SUPERVALU, Inc.	161,300	4,848,678

		11,472,000

Gas-Distribution — 1.2%
Atmos Energy Corp.	157,100	4,511,912

Home Furnishings — 0.3%
Furniture Brands International, Inc.	129,900	1,240,545

Human Resources — 0.4%
Kelly Services, Inc., Class A	97,500	1,678,950

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Identification Systems — 0.6%
Checkpoint Systems, Inc.†	102,800	$2,442,528

Independent Power Producer — 1.2%
Reliant Energy, Inc.†	221,800	4,717,686

Instruments-Scientific — 1.5%
PerkinElmer, Inc.	232,400	5,784,436

Insurance-Life/Health — 1.2%
StanCorp Financial Group, Inc.	95,600	4,704,476

Insurance-Multi-line — 0.9%
Old Republic International Corp.	244,100	3,644,413

Insurance-Property/Casualty — 3.0%
Arch Capital Group, Ltd.†	110,000	7,750,600
Fidelity National Financial, Inc., Class A	196,300	3,865,147

		11,615,747

Insurance-Reinsurance — 3.7%
Aspen Insurance Holdings, Ltd.	217,000	6,123,740
PartnerRe, Ltd.	13,200	1,046,496
Platinum Underwriters Holdings, Ltd.	162,900	5,497,875
RenaissanceRe Holdings, Ltd.	24,800	1,413,352

		14,081,463

Leisure Products — 0.7%
Brunswick Corp.	141,300	2,683,287

Machine Tools & Related Products — 1.1%
Kennametal, Inc.	138,600	4,245,318

Machinery-Construction & Mining — 1.4%
Terex Corp.†	90,600	5,323,656

Machinery-Electrical — 1.1%
Regal-Beloit Corp.	107,400	4,072,608

Machinery-Farming — 1.0%
AGCO Corp.†	67,200	4,046,784

Medical-Drugs — 0.3%
King Pharmaceuticals, Inc.†	42,200	442,678
PharMerica Corp.†	40,262	597,488

		1,040,166

Medical-HMO — 1.2%
Molina Healthcare, Inc.†	134,400	4,584,384

Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	104,196	2,813,292
Universal Health Services, Inc., Class B	40,900	1,927,617

		4,740,909

Medical-Nursing Homes — 1.1%
Kindred Healthcare, Inc.†	160,300	4,414,662

Medical-Outpatient/Home Medical — 0.5%
Apria Healthcare Group, Inc.†	99,300	2,107,146

Metal Processors & Fabrication — 3.5%
Commercial Metals Co.	143,300	4,062,555
Mueller Industries, Inc.	136,600	3,824,800
Quanex Corp.	105,800	5,544,978

		13,432,333

Metal-Iron — 0.5%
Cleveland-Cliffs, Inc.	19,365	1,972,132

Miscellaneous Manufacturing — 0.7%
AptarGroup, Inc.	74,200	2,798,824

Office Automation & Equipment — 0.8%
IKON Office Solutions, Inc.	372,800	3,049,504

Oil & Gas Drilling — 0.4%
Rowan Cos., Inc.	41,100	1,399,044

Oil Companies-Integrated — 0.7%
Hess Corp.	29,100	2,643,153

Oil-Field Services — 1.5%
Exterran Holdings, Inc.†	24,000	1,565,760
Oil States International, Inc.†	122,600	4,298,356

		5,864,116

Pharmacy Services — 0.4%
Omnicare, Inc.	65,800	1,456,812

Real Estate Investment Trusts — 3.4%
Ashford Hospitality Trust, Inc.	171,000	1,068,750
Digital Realty Trust, Inc.	84,800	3,029,904
FelCor Lodging Trust, Inc.	152,200	2,056,222
Mid-America Apartment Communities, Inc.	46,500	2,130,165
Strategic Hotels & Resorts, Inc.	66,000	947,100
Tanger Factory Outlet Centers, Inc.	52,600	1,976,182
Taubman Centers, Inc.	36,600	1,835,490

		13,043,813

Rental Auto/Equipment — 1.0%
Avis Budget Group, Inc.†	281,100	3,752,685

Retail-Automobile — 0.8%
AutoNation, Inc.†	184,392	3,001,902

Retail-Computer Equipment — 0.3%
Insight Enterprises, Inc.†	56,600	977,482

Retail-Discount — 0.5%
Big Lots, Inc.†	120,200	2,086,672

Retail-Office Supplies — 0.2%
Office Depot, Inc.†	53,400	791,922

Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	58,000	1,150,140

Retail-Restaurants — 0.5%
Papa John’s International, Inc.†	71,700	1,813,293

Savings & Loans/Thrifts — 1.7%
Astoria Financial Corp.	132,100	3,590,478
Provident Financial Services, Inc.	210,000	2,887,500

		6,477,978

Semiconductor Equipment — 0.3%
Teradyne, Inc.†	115,000	1,261,550

Steel-Producers — 1.4%
Reliance Steel & Aluminum Co.	39,100	1,924,111
Steel Dynamics, Inc.	69,100	3,603,565

		5,527,676

Telecommunication Equipment — 1.2%
CommScope, Inc.†	107,500	4,767,625

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Tobacco — 2.0%
Universal Corp.	154,100	$7,675,721

Transport-Equipment & Leasng — 1.3%
GATX Corp.	131,400	4,940,640

Transport-Services — 1.2%
Ryder System, Inc.	86,000	4,477,160

Transport-Truck — 3.2%
Arkansas Best Corp.	125,800	3,873,382
Con-way, Inc.	90,650	4,413,749
Werner Enterprises, Inc.	200,700	4,088,259

		12,375,390

Total Long-Term Investment Securities (cost $381,589,404)		377,615,419

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $7,722,215 and collateralized by $7,845,000 of Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $7,880,930 (cost $7,722,000)	$7,722,000	7,722,000

TOTAL INVESTMENTS (cost $389,311,404)(1)	100.1%	385,337,419
Liabilities in excess of other assets	(0.1)	(498,302)

NET ASSETS	100.0%	$384,839,117

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	15.9%
Oil Companies-Integrated	9.5
Insurance-Multi-line	5.7
Electric-Integrated	4.8
Food-Misc.	4.0
Auto-Cars/Light Trucks	3.7
Telephone-Integrated	3.4
Steel-Producers	2.7
Medical-Drugs	2.6
Cellular Telecom	2.3
Wireless Equipment	2.2
Food-Retail	2.0
Diversified Minerals	1.9
Import/Export	1.9
Electronic Components-Semiconductors	1.7
Repurchase Agreements	1.7
Finance-Investment Banker/Broker	1.6
Tobacco	1.5
Diversified Financial Services	1.5
Medical-Wholesale Drug Distribution	1.4
Audio/Video Products	1.4
Auto/Truck Parts & Equipment-Original	1.2
Telecom Services	1.2
Airlines	1.1
Miscellaneous Manufacturing	1.1
Electric Products-Misc.	1.1
Investment Companies	1.0
Computers	1.0
Chemicals-Diversified	1.0
Real Estate Management/Services	1.0
Investment Management/Advisor Services	0.8
Retail-Convenience Store	0.8
Insurance-Property/Casualty	0.8
Beverages-Non-alcoholic	0.8
Finance-Leasing Companies	0.8
Brewery	0.8
Venture Capital	0.8
Gas-Distribution	0.7
Wire & Cable Products	0.7
Cosmetics & Toiletries	0.7
Building Products-Cement	0.7
Petrochemicals	0.7
Apparel Manufacturers	0.7
Transport-Rail	0.6
Engineering/R&D Services	0.6
Diversified Manufacturing Operations	0.6
Metal Processors & Fabrication	0.6
Metal-Diversified	0.6
Aerospace/Defense	0.5
Retail-Building Products	0.5
Real Estate Operations & Development	0.5
Appliances	0.5
Retail-Major Department Stores	0.5
Engines-Internal Combustion	0.4
Building-Heavy Construction	0.4
Building & Construction-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.4
Telecommunication Equipment	0.2

100.2%

*	Calculated as a percentage of net assets
Country Allocation*

Japan	18.0%
United Kingdom	14.9
Germany	9.4
France	8.6
Switzerland	6.8
Italy	3.9
South Korea	3.9
Norway	3.7
Canada	3.2
Sweden	3.0
Singapore	2.6
Spain	2.5
Netherlands	2.5
Belgium	2.4
Brazil	2.0
Finland	1.9
United States	1.7
Portugal	1.3
Bermuda	1.3
China	1.2
Austria	1.1
Malaysia	1.0
Ireland	0.9
Mexico	0.8
Taiwan	0.8
Russia	0.7
Philippines	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 98.5%
Austria — 1.1%
Voestalpine AG	89,669	$5,526,985

Belgium — 2.4%
Bekaert NV†	29,876	3,784,403
KBC Groep NV	49,414	6,300,870
UCB SA†	51,271	2,490,487

		12,575,760

Bermuda — 1.3%
Great Eagle Holdings, Ltd.†	745,000	2,494,984
Guoco Group, Ltd.†	364,000	4,294,509

		6,789,493

Brazil — 2.0%
Petroleo Brasileiro SA ADR	56,014	6,225,396
Unibanco — Uniao de Bancos Brasileiros SA GDR	32,200	4,211,760

		10,437,156

Canada — 3.2%
BCE, Inc.	159,100	5,531,777
ING Canada, Inc.†	123,900	4,257,308
Onex Corp.	148,540	4,466,334
Teck Cominco, Ltd.	81,800	2,670,588

		16,926,007

China — 1.2%
China Petroleum & Chemical Corp.	3,610,000	3,880,512
Dongfeng Motor Group Co., Ltd.	3,742,000	2,466,934

		6,347,446

Finland — 1.9%
Nokia Oyj	221,018	8,128,511
YIT Oyj	100,150	2,115,263

		10,243,774

France — 8.6%
Alcatel SA	201,209	1,269,483
AXA SA	265,259	9,092,767
BNP Paribas SA	119,874	11,851,347
Christian Dior SA	33,864	3,751,179
PPR	16,797	2,374,240
Renault SA	26,468	3,017,206
Suez SA(Paris)	39,749	2,430,630
Total SA	155,217	11,258,724

		45,045,576

Germany — 9.4%
Allianz SE	33,193	5,977,869
BASF AG	39,187	5,130,772
Bayerische Motoren Werke AG	58,912	3,258,967
Commerzbank AG	150,700	4,602,394
DaimlerChrysler AG	101,689	7,954,889
E.ON AG	39,475	7,257,338
MTU Aero Engines Holding AG†	53,587	2,872,246
Praktiker Bau- und Heimwerkermaerkte AG	120,431	2,575,714
Salzgitter AG	24,054	3,792,582
Tognum AG†	96,680	2,358,884
Wincor Nixdorf AG	43,829	3,371,970

		49,153,625

Ireland — 0.9%
Allied Irish Banks PLC	224,605	4,988,651

Italy — 3.9%
Buzzi Unicem SpA†	155,618	3,697,465
Enel SpA	951,051	10,608,497
UniCredito Italiano SpA	857,750	6,296,773

		20,602,735

Japan — 18.0%
Central Japan Railway Co.†	333	3,081,016
Chiyoda Corp.	259,000	3,010,291
Daito Trust Construction Co., Ltd.†	93,300	5,020,423
Denso Corp.	92,100	3,330,205
Glory, Ltd.†	290,100	5,932,578
Japan Tobacco, Inc.†	1,522	8,106,363
JFE Holdings, Inc.	102,100	4,724,952
Lawson, Inc.†	123,000	4,385,069
Matsushita Electric Industrial Co., Ltd.	334,000	7,138,716
Mitsubishi Corp.	260,400	6,825,399
Mitsubishi Electric Corp.	597,000	5,564,414
Nippon Telegraph and Telephone Corp.	1,264	6,049,034
NSK, Ltd.†	335,000	2,920,555
Ono Pharmaceutical Co., Ltd.†	137,200	6,738,891
Onward Holdings Co., Ltd.†	338,000	3,427,729
ORIX Corp.	24,430	4,157,216
Suzuken Co., Ltd.†	202,600	7,378,116
Suzuki Motor Corp.	106,600	2,685,477
Tokyo Gas Co., Ltd.†	842,000	3,923,530

		94,399,974

Malaysia — 1.0%
Tenaga Nasional BHD	1,790,600	5,065,415

Mexico — 0.8%
Telefonos de Mexico SA de CV†	2,421,068	4,373,283

Netherlands — 2.5%
ING Groep NV CVA	165,677	5,393,783
Koninklijke KPN NV	419,872	7,620,839

		13,014,622

Norway — 3.7%
DNB NOR ASA	594,200	7,758,343
Orkla ASA	562,700	7,433,864
Statoil ASA	166,727	4,359,165

		19,551,372

Philippines — 0.1%
Globe Telecom, Inc.†	14,100	541,519

Portugal — 1.3%
Jeronimo Martins SGPS SA†	858,710	7,067,575

Russia — 0.7%
LUKOIL	37,900	2,575,285
LUKOIL ADR	13,100	902,590

		3,477,875

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)

Singapore — 2.6%
Chartered Semiconductor Manufacturing, Ltd.†	3,977,000	$2,171,128
DBS Group Holdings, Ltd.	203,000	2,542,541
Oversea-Chinese Banking Corp.	499,000	2,648,480
Singapore Airlines, Ltd.	549,200	6,048,441

		13,410,590

South Korea — 3.9%
Daegu Bank†	222,680	3,270,287
LG Chemical Co., Ltd.†	43,120	3,560,864
Samsung Corp.†	61,680	3,280,737
Samsung Electronics Co., Ltd.	10,790	6,918,446
Shinhan Financial Group Co., Ltd.†	62,910	3,383,720

		20,414,054

Spain — 2.5%
Banco Santander Central Hispano SA†	753,812	13,222,451

Sweden — 3.0%
Boliden AB	323,450	2,910,392
Electrolux AB, Class B	157,100	2,463,152
Investor AB, Class B	229,400	4,571,997
NCC AB†	108,600	2,346,936
Telefonaktiebolaget LM Ericsson, Class B	1,559,000	3,532,721

		15,825,198

Switzerland — 6.8%
Credit Suisse Group	92,830	5,261,033
Nestle SA	30,455	13,611,331
Roche Holding AG	24,062	4,359,526
UBS AG	81,946	3,391,164
Zurich Financial Services AG	32,495	9,259,260

		35,882,314

Taiwan — 0.8%
Compal Electronics, Inc.†	2,432,095	2,093,395
Greatek Electronics, Inc.†	1,859,760	1,994,528

		4,087,923

United Kingdom — 14.9%
3i Group PLC	215,900	4,022,803
Anglo American PLC	136,478	7,463,316
Barclays PLC	1,082,531	10,205,850
BP PLC	1,432,624	15,196,741
Britvic PLC†	681,865	4,179,631
Cookson Group PLC	267,224	2,955,783

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)(1)

GKN PLC†	593,287	3,128,517
HSBC Holdings PLC	358,796	5,379,675
Mecom Group PLC†	1,549,959	940,062
Royal Dutch Shell PLC, Class B	163,612	5,660,293
SABMiller PLC	191,262	4,134,070
Vodafone Group PLC	3,417,877	11,995,217
William Morrison Supermarkets PLC	547,039	3,274,829

		78,536,787

Total Long-Term Investment Securities (cost $532,333,077)		517,508,160

REPURCHASE AGREEMENT — 1.7%
Agreement with Goldman Sachs, bearing interest at 2.83%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $8,900,690 and collateralized by $8,870,000 of Federal National Mtg. Association. Notes, bearing interest at 5.25% due 01/15/09 and having an approximate value of $9,068,524. (cost $8,900,000)	$8,900,000	8,900,000

TOTAL INVESTMENTS (cost $541,233,077)(2)	100.2%	526,408,160
Liabilities in excess of other assets	(0.2)	(1,056,924)

NET ASSETS	100.0%	$525,351,236

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at January 31, 2008. At January 31, 2008, the aggregate value of these securities was $445,035,103 representing 84.7% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	2,502,100	USD	2,156,755	4/16/2008	$9,556
CHF	8,012	USD	7,409	2/1/2008	182,732
*CHF	1,827,000	USD	1,676,547	3/19/2008	83,371
EUR	121,845	USD	181,025	2/1/2008	28,262
JPY	156,485,070	USD	1,458,151	2/4/2008	51,082
*JPY	2,330,222,200	USD	20,786,231	2/20/2008	511,876
*NOK	103,392,800	USD	18,764,233	3/19/2008	58,046
*USD	1,732,870	JPY	184,439,800	2/20/2008	3,970
*USD	2,575,126	CHF	2,865,600	3/19/2008	78,830
*USD	2,209,006	SEK	14,106,400	3/19/2008	4,582
*USD	38,277,013	AUD	43,670,800	4/16/2008	524,859
*USD	22,077,365	CAD	22,070,300	4/16/2008	567

					$1,537,734

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	(Depreciation)

*AUD	5,627,400	USD	4,979,338	4/16/2008	$(96,592)
*CAD	1,695,100	USD	1,646,288	4/16/2008	(132,880)
*EUR	1,725,500	USD	2,546,131	3/19/2008	(100,262)
*GBP	6,356,200	USD	12,448,879	3/19/2008	(153,843)
*JPY	183,643,400	USD	1,623,166	2/20/2008	(781,765)
*SEK	33,646,000	USD	5,251,444	3/19/2008	(28,314)
*USD	14,483,753	JPY	1,597,850,700	2/20/2008	(809,760)
*USD	1,803,933	EUR	1,234,100	3/19/2008	(15,617)
*USD	3,821,437	NOK	21,056,500	3/19/2008	(285,022)
*USD	5,314,466	CHF	6,025,600	3/19/2008	(485,058)
*USD	32,716,821	GBP	15,956,000	3/19/2008	(1,080,146)
*USD	1,745,820	CAD	1,756,400	4/16/2008	(39,149)

					(4,008,410)

Net Unrealized Appreciation (Depreciation)					$(2,470,676)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
SEK  — Swedish Krona
USD  — United States Dollar

See Notes to Financials Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	8.4%
Oil Companies-Integrated	6.2
Medical-Drugs	4.8
Electric-Integrated	3.6
Auto-Cars/Light Trucks	3.1
Oil Companies-Exploration & Production	3.1
Finance-Investment Banker/Broker	3.0
Insurance-Multi-line	2.5
Diversified Manufacturing Operations	2.3
Computers	2.2
Banks-Super Regional	2.2
Telephone-Integrated	2.1
Tobacco	1.9
Medical Products	1.9
Diversified Minerals	1.8
Aerospace/Defense	1.7
Real Estate Operations & Development	1.6
Food-Misc.	1.5
Beverages-Non-alcoholic	1.4
Cellular Telecom	1.4
Applications Software	1.3
Electronic Components-Semiconductors	1.3
Wireless Equipment	1.3
Insurance-Life/Health	1.2
Steel-Producers	1.2
Food-Retail	1.2
Insurance-Property/Casualty	1.1
Import/Export	1.1
Metal-Diversified	1.1
Retail-Apparel/Shoe	1.0
Multimedia	1.0
Agricultural Chemicals	1.0
Photo Equipment & Supplies	0.9
Diversified Operations	0.9
Cosmetics & Toiletries	0.8
Engineering/R&D Services	0.7
Building & Construction-Misc.	0.7
Networking Products	0.7
Medical-HMO	0.7
Banks-Fiduciary	0.7
Instruments-Controls	0.7
Agricultural Operations	0.7
Aerospace/Defense-Equipment	0.6
Web Portals/ISP	0.6
Chemicals-Diversified	0.6
Transport-Rail	0.6
Insurance-Reinsurance	0.6
Retail-Jewelry	0.6
Electronic Components-Misc.	0.6
Machinery-General Industrial	0.5
Pharmacy Services	0.5
Retail-Discount	0.5
Oil Field Machinery & Equipment	0.5
Enterprise Software/Service	0.4
Building-Residential/Commercial	0.4
Chemicals-Specialty	0.4
Footwear & Related Apparel	0.4
Brewery	0.4
Finance-Other Services	0.4
Instruments-Scientific	0.4
Venture Capital	0.4
Machinery-Farming	0.4
Electronics-Military	0.4
Auto/Truck Parts & Equipment-Original	0.4
E-Commerce/Services	0.4
Food-Dairy Products	0.4
Office Automation & Equipment	0.4
Athletic Footwear	0.4
Non-Ferrous Metals	0.4
Building Products-Cement	0.4
Computer Services	0.4
Investment Management/Advisor Services	0.4
Machinery-Construction & Mining	0.4
Telecom Services	0.3
Engines-Internal Combustion	0.3
Telecom Equipment-Fiber Optics	0.3
Transport-Marine	0.3
Medical-Generic Drugs	0.3
Metal Processors & Fabrication	0.3
Retail-Building Products	0.3
Retail-Drug Store	0.3
Toys	0.3
Industrial Gases	0.3
Gas-Distribution	0.3
Therapeutics	0.3
Petrochemicals	0.3
Retail-Computer Equipment	0.3
Transport-Services	0.3
Pipelines	0.3
Oil & Gas Drilling	0.2
Retail-Restaurants	0.2
Tools-Hand Held	0.2
Energy-Alternate Sources	0.2
Consumer Products-Misc.	0.2
Diversified Financial Services	0.2
Disposable Medical Products	0.2
Transport-Truck	0.2
Savings & Loans/Thrifts	0.2
E-Commerce/Products	0.2
Electronic Measurement Instruments	0.2
Dental Supplies & Equipment	0.2
Oil Refining & Marketing	0.2

99.6%

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Country Allocation*

United States	46.7%
United Kingdom	10.3
Japan	7.9
France	4.6
Switzerland	4.5
Germany	3.9
Canada	2.5
Hong Kong	2.4
Spain	2.1
Italy	1.9
Finland	1.4
Bermuda	1.4
Australia	1.3
Norway	1.1
Cayman Islands	1.1
Greece	1.0
India	1.0
Brazil	0.8
Netherlands	0.7
Denmark	0.7
Egypt	0.4
Luxembourg	0.4
Israel	0.3
Austria	0.3
Singapore	0.3
Mauritius	0.3
China	0.2
Russia	0.1

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.3%
Australia — 1.3%
Axa Asia Pacific Holdings, Ltd.(1)	95,687	$517,163
BHP Billiton, Ltd.(1)	49,868	1,674,534
Macquarie Group, Ltd.(1)	10,754	644,139

		2,835,836

Austria — 0.3%
OMV AG(1)	9,876	709,936

Bermuda — 1.4%
Arch Capital Group, Ltd.†	13,057	919,996
Bunge, Ltd.	6,981	827,039
Covidien, Ltd.	18,010	803,786
Tyco Electronics, Ltd.	15,050	508,841

		3,059,662

Brazil — 0.8%
Cia Vale do Rio Doce ADR	25,510	764,790
Petroleo Brasileiro SA ADR	8,546	949,802

		1,714,592

Canada — 2.5%
Barrick Gold Corp.	15,287	788,825
CGI Group, Inc. Class A	77,439	775,123
EnCana Corp.	8,950	590,011
Husky Energy, Inc.	18,580	769,625
Potash Corp. of Saskatchewan	6,554	925,804
Research In Motion, Ltd.†	8,374	786,151
Toronto-Dominion Bank	11,470	776,928

		5,412,467

Cayman Islands — 1.1%
ACE, Ltd.	14,644	854,331
Garmin, Ltd.	5,967	430,519
Suntech Power Holdings Co., Ltd. ADR†	9,481	518,895
Transocean, Inc.†	4,400	539,440

		2,343,185

China — 0.2%
PetroChina Co., Ltd.(1)	300,000	421,406

Denmark — 0.7%
Danske Bank A/S(1)	17,761	636,307
Novo-Nordisk A/S(1)	12,757	801,412

		1,437,719

Egypt — 0.4%
Orascom Construction Industries(1) GDR	4,051	837,382

Finland — 1.4%
Fortum Oyj(1)	14,490	586,034
Nokia Oyj(1)	55,611	2,045,239
Wartsila Corp., Class B(1)	7,975	510,603

		3,141,876

France — 4.6%
Alstom(1)	4,058	819,368
AXA SA(1)	17,693	606,495
BNP Paribas SA(1)	11,014	1,088,900
Bouygues SA(1)	9,500	731,889
Electricite de France(1)	6,238	649,308
France Telecom SA(1)	25,680	906,993
Gaz de France SA(1)	11,380	616,077
Ipsen SA(1)	9,870	548,244
Lafarge SA(1)	5,006	784,728
Renault SA(1)	6,985	796,251
Sanofi-Aventis(1)	10,264	835,905
Suez SA(Paris)(1)	13,204	807,418
Vivendi Universal SA(1)	19,997	804,706

		9,996,282

Germany — 3.6%
Allianz SE(1)	4,119	741,808
BASF AG(1)	5,222	683,719
Bayer AG(1)	8,611	708,379
DaimlerChrysler AG(1)	7,717	603,683
Deutsche Bank AG(1)	6,502	734,827
Deutsche Post AG(1)	17,900	581,692
E.ON AG(1)	6,339	1,165,402
Linde AG(1)	5,155	674,425
Muenchener Rueckversicherungs-Gesellschaft AG(1)	3,971	717,265
Siemens AG(1)	5,254	680,782
ThyssenKrupp AG(1)	13,290	652,783

		7,944,765

Greece — 1.0%
Coca-Cola Hellenic Bottling Co. SA(1)	14,650	614,232
National Bank of Greece SA(1)	13,140	804,898
Piraeus Bank SA(1)	27,070	873,003

		2,292,133

Hong Kong — 2.4%
Cheung Kong Holdings, Ltd.(1)	49,000	794,709
China Mobile, Ltd.(1)	52,500	777,310
Citic Pacific, Ltd.(1)	109,000	539,742
Hang Lung Properties, Ltd.(1)	185,000	755,594
Sun Hung Kai Properties, Ltd.(1)	47,000	944,226
Swire Pacific, Ltd., Class A(1)	60,000	819,739
Wharf Holdings, Ltd.(1)	100,000	546,940

		5,178,260

India — 1.0%
ICICI Bank, Ltd. ADR	8,778	533,352
Reliance Capital, Ltd.(1)	9,966	487,965
Reliance Industries, Ltd. GDR†*	4,861	597,903
UTI Bank, Ltd.(1)	17,140	490,005

		2,109,225

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	15,750	725,130

Italy — 1.9%
Fiat SpA(1)	27,078	633,416
Intesa Sanpaolo SpA(1)	149,609	1,068,751
Parmalat SpA(1)	223,431	807,681
Telecom Italia SpA (Milan)(1)	309,290	712,705
UniCredito Italiano SpA(1)	122,157	896,759

		4,119,312

Japan — 7.9%
Aisin Seiki Co., Ltd.(1)	20,800	841,774
Amada Co., Ltd.	40,000	342,808
Astellas Pharma, Inc.(1)	17,500	758,023
Chuo Mitsui Trust Holdings, Inc.(1)	76,000	522,878
Honda Motor Co., Ltd.(1)	22,000	694,110

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

ITOCHU Corp.(1)	66,000	$605,440
Japan Tobacco, Inc.(1)	152	809,571
JFE Holdings, Inc.(1)	12,000	555,332
Komatsu, Ltd.(1)	31,600	762,798
Konica Minolta Holdings, Inc.(1)	38,500	618,067
Makita Corp.(1)	14,300	531,187
Marubeni Corp.(1)	104,000	713,965
Mitsubishi Corp.(1)	45,100	1,182,126
Mitsui O.S.K. Lines, Ltd.(1)	60,000	731,837
Nikon Corp.(1)	23,000	645,039
Nintendo Co., Ltd.(1)	1,300	649,871
Nippon Steel Corp.(1)	103,000	619,355
Nissan Motor Co., Ltd.(1)	103,100	989,513
Olympus Corp.(1)	20,000	670,443
Sumitomo Mitsui Financial Group, Inc.(1)	150	1,185,375
Suzuki Motor Corp.(1)	30,700	773,397
Terumo Corp.(1)	11,000	598,285
Tokyo Tatemono Co., Ltd.	34,000	286,853
Toyota Motor Corp.(1)	22,000	1,197,085

		17,285,132

Luxembourg — 0.4%
ArcelorMittal(1)	11,768	781,233

Mauritius — 0.3%
Golden Agri Resour(1)	442,000	611,815

Netherlands — 0.7%
ING Groep NV CVA(1)	24,110	784,926
Koninklijke Philips Electronics NV(1)	18,360	720,273

		1,505,199

Norway — 1.1%
DNB NOR ASA(1)	46,660	609,230
Norsk Hydro ASA(1)	58,850	705,111
Orkla ASA(1)	33,959	448,634
Telenor ASA†(1)	36,097	746,890

		2,509,865

Russia — 0.1%
Mining & Metallurgical Co. Norilsk Nickel ADR	1,306	317,032

Singapore — 0.3%
CapitaLand, Ltd.(1)	160,000	672,809

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA(1)	41,287	870,828
Banco Santander Central Hispano SA(1)	73,639	1,291,685
Industria de Diseno Textil SA(1)	16,412	823,862
Telefonica SA(1)	38,107	1,115,851
Union Fenosa SA(1)	9,060	603,782

		4,706,008

Switzerland — 4.5%
ABB, Ltd.(1)	37,756	944,670
Compagnie Financiere Richemont SA(1)	11,613	664,171
Credit Suisse Group(1)	14,454	819,164
Julius Baer Holding AG(1)	9,310	650,276
Nestle SA(1)	4,402	1,967,397
Novartis AG(1)	18,156	918,775
Roche Holding AG(1)	6,008	1,088,523
Swatch Group AG, Class B(1)	2,107	567,059
Swiss Reinsurance(1)	7,490	561,115
UBS AG (Virt-x)(1)	17,420	720,890
Zurich Financial Services AG(1)	3,197	910,966

		9,813,006

United Kingdom — 10.3%
3i Group PLC(1)	46,382	864,222
Anglo American PLC(1)	12,752	697,345
BAE Systems PLC(1)	76,040	708,419
Barclays PLC(1)	85,452	805,621
Barratt Developments PLC(1)	59,385	504,004
BG Group PLC(1)	43,050	947,384
GlaxoSmithKline PLC(1)	45,601	1,076,311
HBOS PLC(1)	32,010	442,073
HSBC Holdings PLC(1)	101,314	1,519,070
ICAP PLC(1)	72,436	972,479
Man Group PLC, Class B(1)	83,637	919,378
Prudential PLC(1)	62,190	803,334
Rio Tinto PLC(1)	10,402	1,038,195
Royal Bank of Scotland Group PLC(1)	88,020	672,435
Royal Dutch Shell PLC, Class B(1)	65,215	2,256,167
Schroders PLC(1)	35,030	763,212
Standard Chartered PLC(1)	34,987	1,163,560
Tesco PLC(1)	118,272	986,776
Tullett Prebon PLC(1)	48,800	501,540
Unilever PLC(1)	23,009	756,127
Vedanta Resources PLC(1)	16,086	584,176
Vodafone Group PLC(1)	630,408	2,212,450
William Morrison Supermarkets PLC(1)	108,360	648,693
Xstrata PLC(1)	10,430	797,342

		22,640,313

United States — 46.7%
Abbott Laboratories	12,480	702,624
Abercrombie & Fitch Co., Class A	9,700	772,993
Aetna, Inc.	15,410	820,737
Alliant Energy Corp.	17,600	649,440
Altria Group, Inc.	25,039	1,898,457
Amazon.com, Inc.†	5,549	431,157
American Electric Power Co., Inc.	15,179	650,117
Anadarko Petroleum Corp.	14,817	868,128
Apache Corp.	8,962	855,333
Apple, Inc.†	6,089	824,207
AT&T, Inc.	49,933	1,921,921
Bank of America Corp.	38,170	1,692,839
Baxter International, Inc.	10,750	652,955
BB&T Corp.	18,390	667,189
BE Aerospace, Inc.†	16,097	621,505
Becton Dickinson & Co.	7,110	615,228
C.R. Bard, Inc.	4,990	481,884
Cameron International Corp.†	11,044	444,631
CF Industries Holdings, Inc.	5,466	584,479
Chesapeake Energy Corp.	23,587	878,144
Chevron Corp.	12,105	1,022,872
Chubb Corp.	17,395	900,887
CIGNA Corp.	13,298	653,730
Cimarex Energy Co.	16,342	666,917
Cisco Systems, Inc.†	62,599	1,533,675
ConocoPhillips	11,019	885,046
Corning, Inc.	30,674	738,323
CROCS, Inc.†	15,390	535,418

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

CSX Corp.	11,510	$558,005
Cummins, Inc.	15,403	743,657
CVS Caremark Corp.	16,995	663,995
Deckers Outdoor Corp.†	3,236	392,333
Deere & Co.	9,839	863,471
Dentsply International, Inc.	10,400	429,624
Devon Energy Corp.	7,094	602,848
Duke Energy Corp.	45,657	851,960
El Paso Corp.	33,420	550,762
Eli Lilly & Co.	10,180	524,474
Express Scripts, Inc.†	7,130	481,204
Exxon Mobil Corp.	47,233	4,080,931
Ford Motor Co.†	82,430	547,335
Forest Laboratories, Inc.†	12,190	484,796
Fossil, Inc.†	14,400	489,312
Freeport-McMoRan Copper & Gold, Inc.	5,946	529,372
GameStop Corp., Class A†	11,410	590,239
General Dynamics Corp.	8,770	740,714
General Electric Co.	86,794	3,073,376
Gilead Sciences, Inc.†	13,120	599,453
Goodrich Corp.	12,643	790,820
Google, Inc., Class A†	2,498	1,409,621
Hess Corp.	9,350	849,260
Hewlett-Packard Co.	34,545	1,511,344
Home Depot, Inc.	22,070	676,887
Humana, Inc.†	8,370	672,111
Intel Corp.	55,314	1,172,657
International Business Machines Corp.	16,181	1,736,869
Johnson & Johnson	23,776	1,504,070
L-3 Communications Holdings, Inc.	7,730	856,716
Lehman Brothers Holdings, Inc.	14,084	903,770
Lennar Corp., Class A	22,350	460,410
Lockheed Martin Corp.	7,835	845,553
Loews Corp.	13,621	635,964
Loews Corp. — Carolina Group	7,841	643,981
Marathon Oil Corp.	13,385	627,087
McDonald’s Corp.	9,983	534,590
Medco Health Solutions, Inc.†	13,527	677,432
MEMC Electronic Materials, Inc.†	8,741	624,632
Merck & Co., Inc.	31,537	1,459,532
MetLife, Inc.	15,905	937,918
Mettler Toledo International, Inc.†	7,257	720,620
Microsoft Corp.	90,262	2,942,541
Molson Coors Brewing Co., Class B	20,740	926,456
Monsanto Co.	5,988	673,291
Morgan Stanley	14,690	726,127
Murphy Oil Corp.	9,340	686,864
National-Oilwell Varco, Inc.†	8,896	535,806
New York Community Bancorp, Inc.	24,080	446,684
News Corp., Class B	40,294	783,315
NIKE, Inc., Class B	12,790	789,910
Noble Energy, Inc.	8,770	636,527
Northeast Utilities	22,731	630,103
Northrop Grumman Corp.	7,100	563,456
NVIDIA Corp.†	23,664	581,898
Occidental Petroleum Corp.	13,342	905,522
Old Dominion Freight Lines, Inc.†	16,191	471,968
Oracle Corp.†	47,660	979,413
Parker Hannifin Corp.	12,782	864,191

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

PepsiCo, Inc.	17,574	1,198,371
Pfizer, Inc.	50,590	1,183,300
PNC Financial Services Group, Inc.	10,480	687,698
PPL Corp.	11,070	541,544
Praxair, Inc.	7,890	638,380
priceline.com, Inc.†	7,480	811,730
Procter & Gamble Co.	26,079	1,719,910
Prudential Financial, Inc.	7,915	667,789
QUALCOMM, Inc.	16,150	685,083
Raytheon Co.	12,208	795,229
Reynolds American, Inc.	13,400	848,622
Safeway, Inc.	28,285	876,552
Southern Co.	17,700	643,395
State Street Corp.	10,271	843,454
TD Ameritrade Holding Corp.†	31,190	585,124
The Bank of New York Mellon Corp.	13,700	638,831
The Coca-Cola Co.	21,740	1,286,356
The Gap, Inc.	34,863	666,580
The Goldman Sachs Group, Inc.	3,787	760,316
The Mosaic Co.†	10,463	952,238
The Travelers Cos., Inc.	14,320	688,792
The Walt Disney Co.	22,296	667,319
Thermo Fisher Scientific, Inc.†	17,131	882,075
Union Pacific Corp.	6,391	799,067
US Bancorp	23,268	789,949
Valero Energy Corp.	7,170	424,392
Wachovia Corp.	17,680	688,282
Wal-Mart Stores, Inc.	19,590	996,739
Wells Fargo & Co.	26,298	894,395
Woodward Governor Co.	11,720	735,782
Xerox Corp.	51,484	792,854
Xilinx, Inc.	23,118	505,591

		102,060,352

Total Common Stock (cost $202,560,343)		217,181,932

PREFERRED STOCK — 0.3%
Porsche AG(1) (cost $481,230)	337	606,266

Total Long-Term Investment Securities (cost $203,041,573)		217,788,198

TOTAL INVESTMENTS (cost $203,041,573)(2)	99.6%	217,788,198
Other assets less liabilities	0.4	858,754

NET ASSETS	100.0%	$218,646,952

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $597,903 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Banks-Commercial	12.0%
Repurchase Agreements	11.9
Oil Companies-Integrated	6.2
Medical-Drugs	4.1
Telephone-Integrated	3.1
Diversified Minerals	2.9
Auto-Cars/Light Trucks	2.9
Electric-Integrated	2.8
Food-Misc.	2.7
Insurance-Multi-line	1.7
Cellular Telecom	1.6
Chemicals-Diversified	1.6
Steel-Producers	1.5
Real Estate Operations & Development	1.5
Metal-Diversified	1.4
Tobacco	1.2
Wireless Equipment	1.2
Diversified Manufacturing Operations	1.1
Oil Companies-Exploration & Production	1.1
Import/Export	1.0
Finance-Investment Banker/Broker	1.0
Machinery-General Industrial	0.9
Electronic Components-Misc.	0.9
Food-Retail	0.9
Diversified Operations	0.8
Brewery	0.8
Telecom Services	0.8
Machinery-Construction & Mining	0.8
Agricultural Chemicals	0.7
Retail-Jewelry	0.7
Electric Products-Misc.	0.7
Medical Products	0.7
Engineering/R&D Services	0.7
Transport-Rail	0.7
Audio/Video Products	0.7
Real Estate Management/Services	0.6
Finance-Other Services	0.6
Enterprise Software/Service	0.6
Insurance-Life/Health	0.6
Insurance-Property/Casualty	0.6
Building & Construction-Misc.	0.6
Multimedia	0.6
Office Automation & Equipment	0.5
Oil Refining & Marketing	0.5
Transport-Services	0.5
Soap & Cleaning Preparation	0.4
Building & Construction Products-Misc.	0.4
Insurance-Reinsurance	0.4
Beverages-Wine/Spirits	0.4
Oil-Field Services	0.4
Building Products-Cement	0.4
Electric-Distribution	0.4
Cosmetics & Toiletries	0.4
Real Estate Investment Trusts	0.4
Aerospace/Defense	0.4
Water	0.4
Gas-Distribution	0.4
Electronic Components-Semiconductors	0.3
Building-Residential/Commercial	0.3
Building-Heavy Construction	0.3
Paper & Related Products	0.3
Photo Equipment & Supplies	0.3
Retail-Apparel/Shoe	0.3
Machine Tools & Related Products	0.3
Toys	0.3
Machinery-Electrical	0.3
Coal	0.3
Rubber-Tires	0.3
Auto/Truck Parts & Equipment-Original	0.3
Power Converter/Supply Equipment	0.3
Metal Processors & Fabrication	0.3
Airlines	0.3
Industrial Gases	0.2
Distribution/Wholesale	0.2
Retail-Major Department Stores	0.2
Food-Meat Products	0.2
Transport-Marine	0.2
Television	0.2
Retail-Misc./Diversified	0.2
Semiconductor Equipment	0.2
Athletic Footwear	0.2
Hotels/Motels	0.2
Food-Catering	0.2
Publishing-Books	0.1
Building Products-Doors & Windows	0.1
Applications Software	0.1
Textile-Products	0.1
Chemicals-Specialty	0.1
Telecommunication Equipment	0.1
Public Thoroughfares	0.1
Mining	0.1
Computers-Integrated Systems	0.1
Gambling (Non-Hotel)	0.1
Wire & Cable Products	0.1
Electronic Measurement Instruments	0.1
Building Products-Air & Heating	0.1
Agricultural Operations	0.1
Retail-Consumer Electronics	0.1
Food-Wholesale/Distribution	0.1
Oil & Gas Drilling	0.1
Computer Services	0.1
Transport-Truck	0.1
Apparel Manufacturers	0.1
Publishing-Periodicals	0.1
Food-Dairy Products	0.1
Publishing-Newspapers	0.1
Dialysis Centers	0.1
Retail-Automobile	0.1
Machinery-Farming	0.1
Printing-Commercial	0.1
Water Treatment Systems	0.1
Diversified Financial Services	0.1
Retail-Pubs	0.1
Aerospace/Defense-Equipment	0.1
Travel Services	0.1
Non-Hazardous Waste Disposal	0.1
Metal-Aluminum	0.1
Energy-Alternate Sources	0.1
Diversified Operations/Commercial Services	0.1
Medical Instruments	0.1
Investment Companies	0.1
Web Portals/ISP	0.1
Non-Ferrous Metals	0.1
Venture Capital	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited) — (continued)

Computers-Memory Devices	0.1%
Cruise Lines	0.1
Retail-Hypermarkets	0.1
Circuit Boards	0.1
Electronic Security Devices	0.1
Optical Supplies	0.1
Containers-Metal/Glass	0.1
Auto-Heavy Duty Trucks	0.1
Steel Pipe & Tube	0.1
Computers-Periphery Equipment	0.1
Networking Products	0.1
Banks-Mortgage	0.1
Containers-Paper/Plastic	0.1
Medical-Wholesale Drug Distribution	0.1

98.0%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	19.3%
United Kingdom	17.6
United States	12.1
Germany	7.5
France	6.0
Switzerland	5.7
Australia	3.9
Spain	2.5
Netherlands	2.3
Sweden	2.2
Norway	1.8
Finland	1.5
Singapore	1.4
Brazil	1.4
Hong Kong	1.3
Turkey	1.2
India	1.0
Italy	1.0
Russia	0.9
China	0.8
Austria	0.7
Indonesia	0.6
Greece	0.6
Poland	0.6
Philippines	0.6
Bermuda	0.6
Belgium	0.5
Denmark	0.5
South Korea	0.4
Luxembourg	0.4
Mexico	0.2
Cayman Islands	0.2
Portugal	0.2
Malaysia	0.2
Thailand	0.1
Cyprus	0.1
Colombia	0.1

98.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK — 85.0%
Australia — 3.9%
AGL Energy, Ltd.	9,471	$102,462
Alumina, Ltd.	52,297	246,266
Amcor, Ltd.	40,608	251,349
AMP, Ltd.	27,087	207,463
Ansell, Ltd.	3,411	36,071
APA Group	1,646	4,938
Asciano Group	7,716	38,712
Australia and New Zealand Banking Group, Ltd.	30,249	717,686
BBI EPS, Ltd.	415	288
BHP Billiton, Ltd.	138,678	4,656,714
BlueScope Steel, Ltd.	35,864	333,227
Boral, Ltd.	26,902	146,111
Brambles, Ltd.	20,164	195,970
Caltex Australia, Ltd.	18,358	259,752
Coca-Cola Amatil, Ltd.	10,726	90,555
Commonwealth Bank of Australia	24,337	1,096,622
CSL, Ltd.	5,292	164,642
CSR, Ltd.	44,529	125,695
Fairfax Media, Ltd.	21,036	76,097
Foster’s Group, Ltd.	41,581	210,665
Insurance Australia Group, Ltd.	34,616	117,383
Leighton Holdings, Ltd.	4,415	201,088
Lend Lease Corp., Ltd.	8,631	111,681
Macquarie Group, Ltd.	4,347	260,375
Macquarie Infrastructure Group	47,453	130,846
National Australia Bank, Ltd.	32,344	1,022,005
Newcrest Mining, Ltd.	14,978	469,870
OneSteel, Ltd.	23,737	143,268
Orica, Ltd.	13,163	344,944
Origin Energy, Ltd.	131,532	1,037,352
PaperlinX, Ltd.	19,267	37,809
QBE Insurance Group, Ltd.	14,143	358,988
Rio Tinto, Ltd.	12,689	1,403,429
Santos, Ltd.	96,592	1,051,083
Sonic Healthcare, Ltd.	2,396	35,387
Stockland	775	5,111
Suncorp-Metway, Ltd.	11,162	155,180
Symbion Health, Ltd.	18,338	65,060
TABCORP Holdings, Ltd.	8,263	103,991
Telstra Corp., Ltd.	43,967	172,943
Toll Holdings, Ltd.	7,806	77,854
Transurban Group	15,664	93,719
Wesfarmers, Ltd. PPS	3,110	101,751
Wesfarmers, Ltd.	7,837	252,391
Westpac Banking Corp.	34,417	804,118
Woodside Petroleum, Ltd.	54,571	2,307,011
Woolworths, Ltd.	21,341	556,631

		20,382,553

Austria — 0.7%
Andritz AG	1,816	90,630
Erste Bank der Oesterreichischen Sparkassen AG	4,310	234,410
Flughafen Wien AG	683	76,085
Immofinanz AG	18,129	170,609
Mayr-Melnhof Karton AG	556	54,947
Meinl European Land, Ltd.†	5,950	75,930
Oesterreichische Elektrizitaetswirtschafts AG	4,120	272,267
OMV AG	17,665	1,269,849
Raiffeisen International Bank Holding AG	2,822	360,219
Telekom Austria AG†	23,410	653,264
Voestalpine AG	4,716	290,683
Wiener Staedtische Versicherung AG	1,224	94,293
Wienerberger AG	3,789	175,387

		3,818,573

Belgium — 0.5%
AGFA Gevaert NV	2,068	23,087
Bekaert NV†	183	23,181
Belgacom SA	3,728	182,241
Dexia SA	25,685	622,282
Fortis	25,201	567,244
InBev NV	5,260	433,201
KBC Groep NV	3,314	422,574
Solvay SA	1,823	229,371
UCB SA†	2,915	141,596
Umicore	776	176,849

		2,821,626

Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	14,000	53,835
China Water Affairs Group, Ltd.†	928,393	384,161
Chow Sang Sang Holdings	30,000	36,991
Cosco Pacific, Ltd.	82,000	167,235
Esprit Holdings, Ltd.	23,319	302,364
Frontline, Ltd.	1,900	80,489
Kerry Properties, Ltd.	9,170	61,751
Li & Fung, Ltd.	125,831	483,949
NWS Holdings, Ltd.	69,685	191,688
Rexcapital Financial Holdings, Ltd.†	470,861	61,841
SeaDrill, Ltd.†	26,600	556,008
Shangri-La Asia, Ltd.	24,265	70,815
Ship Finance International, Ltd. (New York)	148	3,866
Ship Finance International, Ltd. (Oslo)	874	19,385
Sinofert Holdings	478,000	384,234
Yue Yuen Industrial Holdings, Ltd.	14,500	42,353

		2,900,965

Brazil — 0.6%
All America Latina Logistica	45,200	488,232
Banco Do Brasil SA	36,200	601,961
Brasil Telecom Partisipacoes SA	2,629	36,812
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	200	7,316
Companhia De Bebidas Das Americas	1,111	72,635
Companhia Siderurgica Nacional SA	2,883	89,883
Cyrela Brazil Realty SA	22,700	295,526
Cyrela Commercial Properties SA Empreendimentos e Participacoes†	4,540	28,391
Empresa Brasileira de Aeronautica SA	5,698	61,710
Gol-Linhas Aereas Inteligentes SA ADR	21,000	411,180
Lojas Renner SA	15,400	241,637
Perdigao SA	21,900	489,295

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Brazil (continued)

Souza Cruz SA	938	$25,863
Unibanco — Uniao de Bancos Brasileiros SA GDR	3,650	477,420

		3,327,861

Cayman Islands — 0.2%
Agile Property Holdings, Ltd.	153,790	171,684
Chaoda Modern Agriculture	89,100	88,417
China Infrastructure Machinery Holdings, Ltd.	120,000	171,951
China Resources Land., Ltd.	77,000	134,920
Hopewell Highway Infrastructure, Ltd.	184,000	141,269
Hutchison Telecommunications International, Ltd.	34,000	47,716
Kingboard Chemical Holdings, Ltd.	13,000	54,694
Li Ning Co., Ltd.	50,000	142,415
New World China Land, Ltd.	143,400	83,370
Prime Success International Group, Ltd.	170,000	99,089

		1,135,525

China — 0.8%
Air China, Ltd.	67,000	59,764
Aluminum Corp of China, Ltd.	70,000	100,011
Angang Steel Co., Ltd.	6,000	10,741
Anhui Conch Cement Co., Ltd.	2,000	10,752
Anhui Expressway Co.	197,887	170,581
Bank of China, Ltd.	363,000	148,077
Bank of Communications Co., Ltd.	239,000	267,125
China Communications Construction Co., Ltd.	171,000	412,017
China Construction Bank, Class H	886,486	616,847
China Life Insurance Co., Ltd., Class H	119,000	435,997
China Petroleum & Chemical Corp.	278,000	298,832
China Shenhua Energy Co., Ltd.	56,500	293,845
China Shipping Development Co., Ltd.	27,942	73,263
China Telecom Corp., Ltd.	264,000	186,588
COSCO Holdings	60,625	142,385
Datang International Power Generation Co., Ltd.	62,000	38,280
Dongfeng Motor Group Co., Ltd.	42,261	27,861
Guangzhou R&F Properties Co., Ltd.	17,400	45,922
Huaneng Power International, Inc.	70,000	57,330
Jiangxi Copper Co., Ltd.	24,000	43,395
PetroChina Co., Ltd.	262,000	368,028
Ping An Insurance Group Co. of China Ltd.	21,500	150,900
Shanghai Electric Group Co., Ltd.	22,000	17,123
Sinopec Shanghai Petrochemical Co., Ltd.	16,000	7,369
Yanzhou Coal Mining Co., Ltd.	36,000	61,405
Zhejiang Expressway Co., Ltd.	16,000	16,802
Zijin Mining Group Co., Ltd.	65,000	78,770

		4,140,010

Colombia — 0.1%
BanColombia SA ADR	8,400	280,644

Cyprus — 0.1%
ProSafe ASA	20,920	301,156

Denmark — 0.5%
Danske Bank A/S	23,370	837,256
DSV A/S	8,000	154,212
GN Store Nord A/S†	31,434	171,379
Novo-Nordisk A/S	14,790	929,128
Novozymes A/S	1,428	111,601
Vestas Wind Systems A/S†	4,900	475,162

		2,678,738

Finland — 1.5%
Cargotec Corp., Class B	1,366	57,971
Fortum Oyj	8,420	340,539
Kesko Oyj, Class B	7,768	397,178
Kone Oyj, Class B	2,732	182,654
Metso Corp.	14,479	679,916
Neste Oil Oyj	3,953	126,446
Nokia Oyj	129,161	4,750,231
Outokumpu Oyj	8,315	262,340
Rautaruukki Oyj	3,157	130,540
Sampo Oyj, Class A	9,342	244,033
Stora Enso Oyj, Class R	20,846	289,636
TietoEnator Oyj	6,719	125,281
UPM-Kymmene Oyj	18,145	343,519
Uponor Oyj	1,067	26,412
Wartsila Corp., Class B	1,696	108,587

		8,065,283

France — 6.0%
Accor SA	8,228	629,935
Air Liquide	9,081	1,264,884
Alcatel SA	59,372	374,594
Alstom	7,422	1,498,608
Atos Origin SA†	500	24,951
AXA SA	31,215	1,070,013
BNP Paribas SA	18,024	1,781,943
Bouygues SA	9,358	720,949
Cap Gemini SA	3,580	194,771
Carrefour SA	6,477	455,570
Casino Guichard-Perrachon SA	387	42,647
CNP Assurances	2,010	244,761
Compagnie de St. Gobain	8,494	665,043
Compagnie Generale des Etablissements Michelin, Class B	2,309	221,649
Credit Agricole SA	8,535	262,860
Dassault Systemes SA	1,386	77,125
Essilor International SA	5,043	291,717
France Telecom SA	49,345	1,742,819
Gecina SA	1,217	168,054
Groupe Danone	7,876	635,954
Hermes International	1,907	191,579
Imerys SA	1,106	85,832
Klepierre	3,078	164,329
L’Oreal SA	1,790	221,364
Lafarge SA	5,884	922,361
Lagardere SCA	4,154	304,885
LVMH Moet Henessy Louis Vuitton SA	10,768	1,107,948
Neopost SA	1,676	170,575
Peugeot SA	2,629	194,094
PPR	1,345	190,114
Publicis Groupe	2,001	72,119
Renault SA	2,706	308,469

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
France (continued)

Safran SA	1,739	$28,630
Sanofi-Aventis	28,022	2,282,124
Schneider Electric SA	5,897	683,893
Societe BIC SA	620	38,724
Societe Generale	7,475	927,446
Societe Television Francaise 1	6,194	156,730
Sodexho Alliance SA	4,236	229,902
Suez SA(Paris)	15,506	948,184
Technip SA	6,126	396,103
Thales SA	3,391	195,941
Thomson†	5,184	63,324
Total SA	84,353	6,118,577
Unibail-Rodamco	1,470	348,655
Valeo SA	1,692	62,470
Vallourec SA	1,325	265,473
Veolia Environnement	13,727	1,126,418
Vinci SA	7,776	530,323
Vivendi Universal SA	18,823	757,463
Zodiac SA	301	15,385

		31,478,281

Germany — 7.2%
Adidas AG	9,815	626,806
Allianz SE	12,147	2,187,605
Altana AG	2,315	52,181
Arcandor AG†	2,966	55,626
BASF AG	17,153	2,245,850
Bayer AG	21,744	1,788,758
Beiersdorf AG	5,956	460,295
Celesio AG	3,882	228,216
Commerzbank AG	22,597	690,115
Continental AG	4,825	501,037
DaimlerChrysler AG	30,139	2,357,702
Deutsche Bank AG	7,722	872,707
Deutsche Boerse AG	7,204	1,272,598
Deutsche Lufthansa AG	8,453	202,704
Deutsche Post AG	26,573	863,536
Deutsche Postbank AG	2,001	167,302
Deutsche Telekom AG	114,867	2,346,923
E.ON AG	26,347	4,843,802
Fresenius Medical Care AG	9,455	485,417
Heidelberger Druckmaschinen AG	1,973	54,227
Hochtief AG	2,057	205,714
Hypo Real Estate Holding AG	8,011	252,778
Infineon Technologies AG†	19,099	194,167
Linde AG	4,602	602,077
MAN AG	5,768	716,371
Merck KGaA	2,304	285,225
Metro AG	10,945	899,559
Muenchener Rueckversicherungs-Gesellschaft AG	6,139	1,108,861
Puma AG Rudolf Dassler Sport	444	160,286
RWE AG	17,122	2,099,778
SAP AG	63,052	3,037,333
Siemens AG	29,804	3,861,823
Suedzucker AG	15,233	324,915
ThyssenKrupp AG	13,506	663,392
TUI AG†	8,442	184,678
Volkswagen AG	5,819	1,317,583

		38,217,947

Greece — 0.6%
Alpha Bank A.E.	19,273	640,762
EFG Eurobank Ergasias	12,400	350,155
National Bank of Greece SA	21,405	1,311,175
OPAP SA	6,300	220,312
Piraeus Bank SA	18,900	609,522
Titan Cement Co. SA	2,000	91,170

		3,223,096

Hong Kong — 1.3%
Bank of East Asia, Ltd.	38,876	227,610
BOC Hong Kong Holdings, Ltd.	89,000	223,743
Cathay Pacific Airways, Ltd.	26,000	58,378
Cheung Kong Holdings, Ltd.	37,000	600,087
China Resources Enterprise	54,000	181,010
China Travel International Investment Hong Kong, Ltd.	406,000	222,405
CLP Holdings, Ltd.	41,707	332,944
Guangdong Investment, Ltd.	780,000	365,025
Hang Lung Properties, Ltd.	124,000	506,452
Hang Seng Bank, Ltd.	17,300	347,787
Henderson Land Development Co., Ltd.	18,000	155,328
Hong Kong & China Gas Co., Ltd.	100,949	277,370
Hong Kong Exchanges & Clearing, Ltd.	25,500	529,665
HongKong Electric Holdings, Ltd.	33,500	191,220
Hopewell Holdings, Ltd.	16,000	70,244
Hutchison Whampoa, Ltd.	50,544	496,895
Hysan Development Co., Ltd.	16,534	49,112
Link REIT	42,206	107,562
MTR Corp., Ltd.	35,293	135,484
New World Development Co., Ltd.	58,421	181,646
PCCW, Ltd.	91,172	52,040
Sino Land Co., Ltd.	30,025	93,182
Sun Hung Kai Properties, Ltd.	47,500	954,271
Swire Pacific, Ltd., Class A	22,000	300,571
Television Broadcasts, Ltd.	7,000	38,315
Wharf Holdings, Ltd.	29,776	162,857

		6,861,203

India — 1.0%
ABB, Ltd.	1,160	33,049
ACC, Ltd.	445	8,661
Bajaj Auto, Ltd.	470	28,621
Bharat Forge, Ltd.	1,498	10,572
Bharat Heavy Electricals, Ltd.	10,904	573,981
Bharti Airtel, Ltd.†	22,001	484,914
Cipla, Ltd.	2,784	13,630
Dish TV India, Ltd.†	2,185	3,780
Dr Reddy’s Laboratories, Ltd.	1,532	20,677
GAIL India, Ltd.	3,903	42,812
GlaxoSmithKline Pharmaceuticals, Ltd.	267	5,512
Glenmark Pharmaceuticals, Ltd.	1,849	23,367
Grasim Industries, Ltd.	573	42,921
HDFC Bank, Ltd.	6,606	263,610
Hero Honda Motors, Ltd.	1,250	21,764

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
India (continued)

Hindalco Industries, Ltd.	8,200	$34,647
Hindustan Lever, Ltd.	12,386	66,850
Housing Development Finance Corp., Ltd.	2,756	200,367
I-Flex Solutions, Ltd.†	274	6,761
ICICI Bank, Ltd.	9,415	277,063
ICICI Bank, Ltd. ADR	2,900	176,204
Infosys Technologies, Ltd.	5,940	226,135
ITC, Ltd.	16,500	82,676
IVRCL Infrastructures & Projects, Ltd.	39,600	452,677
Larsen & Toubro, Ltd.	1,556	145,915
Mahanagar Telephone Nigam	2,860	8,774
Mahindra & Mahindra, Ltd.	1,561	27,568
Maruti Udyog, Ltd.	1,058	22,708
Oil & Natural Gas Corp., Ltd.	3,652	95,658
Ranbaxy Laboratories, Ltd.	2,260	19,958
Reliance Communications, Ltd.	19,300	298,246
Reliance Energy, Ltd.	913	46,621
Reliance Industries, Ltd.	6,920	439,914
Satyam Computer Services, Ltd.	6,974	70,815
Sun Pharma Advanced Research Co., Ltd.†	871	2,014
Sun Pharmaceuticals Industries, Ltd.	713	20,534
Tata Consultancy Services, Ltd.	1,930	43,488
Tata Motors, Ltd.	2,904	51,521
Tata Steel, Ltd.(4)	2,021	38,854
Unitech, Ltd.	67,429	670,381
UTI Bank, Ltd.	1,700	48,600
Wipro, Ltd.	3,013	33,337
Wire and Wireless India, Ltd.†	1,900	2,087
Zee News, Ltd.†	1,718	2,918
Zee Telefilms, Ltd.	3,112	22,617

		5,213,779

Indonesia — 0.6%
Bumi Resources Tbk PT	988,500	702,077
PT Astra International	136,500	410,648
PT Bank Central Asia	2,102,000	807,019
PT Bank Mandiri	447,500	165,069
PT Bank Rakyat Indonesia	280,500	216,595
United Tractors Tbk PT	709,500	1,038,922

		3,340,330

Italy — 1.0%
Alleanza Assicurazioni SpA	313	4,003
Assicurazione Generali SpA	29,901	1,276,949
Atlantia SpA	579	19,249
Autogrill SpA	277	4,688
Banca Intesa SpA (Milan)	429	2,947
Banca Monte dei Paschi di Siena SpA	439	2,058
Banca Popolare di Milano Scarl	129	1,631
Banco Popolare Scarl†	465	9,295
Benetton Group SpA	159	2,175
Bulgari SpA	13,110	152,778
Enel SpA	1,444	16,107
Eni SpA	10,310	332,273
Fiat SpA	479	11,205
Finmeccanica SpA	542	16,228
Intesa Sanpaolo SpA	141,137	1,008,230
Italcementi SpA	115	2,295
Luxottica Group SpA	206	5,874
Mediaset SpA	1,289	11,367
Mediobanca SpA	2,503	47,186
Mediolanum SpA	165	1,092
Pirelli & C. SpA†	4,284	4,470
Saipem SpA	5,079	176,635
Seat Pagine Gialle SpA	2,428	802
Snam Rete Gas SpA	211	1,399
Telecom Italia SpA (Chi-X)	17,373	52,600
Telecom Italia SpA (Milan)	9,947	22,921
Tiscali SpA†	215	447
UniCredito Italiano SpA	227,571	1,670,607
Unione di Banche Italiane Scpa	9,462	236,879

		5,094,390

Japan — 19.3%
ACOM Co., Ltd.	930	23,362
Advantest Corp.	9,000	198,032
Aeon Co., Ltd.	17,300	209,803
Aeon Credit Service Co., Ltd.	1,300	19,435
AIFUL Corp.	850	17,253
Ajinomoto Co., Inc.	27,000	290,566
Alps Electric Co., Ltd.	7,000	80,729
Amada Co., Ltd.	13,000	111,413
Asahi Breweries, Ltd.	7,300	130,094
Asahi Glass Co., Ltd.	53,200	663,265
Asahi Kasei Corp.	49,000	299,152
Asatsu-DK, Inc.	1,100	33,708
Astellas Pharma, Inc.	19,701	853,360
Bank of Kyoto, Ltd.	19,000	226,686
Benesse Corp.	2,200	91,838
Bridgestone Corp.	40,100	680,636
Canon, Inc.	40,600	1,752,349
Casio Computer Co., Ltd.	15,400	164,634
Central Japan Railway Co.†	71	656,913
Chiyoda Corp.	9,000	104,605
Chubu Electric Power Co., Inc.	20,000	506,266
Chugai Pharmaceutical Co., Ltd.	10,405	137,605
Chuo Mitsui Trust Holdings, Inc.	34,518	237,483
Citizen Watch Co., Ltd.	14,000	128,626
Coca-Cola West Japan Co., Ltd.	600	12,823
COMSYS Holdings Corp.	8,000	68,931
Credit Saison Co., Ltd.	2,200	65,193
CSK Holdings Corp.	2,900	79,078
Dai Nippon Printing Co., Ltd.	18,400	266,206
Daicel Chemical Industries, Ltd.	8,000	44,823
Daiichi Sankyo Co., Ltd.	26,800	804,547
Daikin Industries, Ltd.	13,200	593,380
Dainippon Ink and Chemicals, Inc.	26,000	116,081
Daito Trust Construction Co., Ltd.†	6,700	360,523
Daiwa House Industry Co., Ltd.	36,400	508,154
Daiwa Securities Group, Inc.	71,000	627,916
Denki Kagaku Kogyo Kabushiki Kaisha	16,000	65,762
Denso Corp.	28,709	1,038,077
Dowa Mining Co., Ltd.	23,000	154,599
East Japan Railway Co.	166	1,371,201
Ebara Corp.	15,600	48,733
Eisai Co., Ltd.	9,100	374,419

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Japan (continued)

FamilyMart Co., Ltd.	2,400	$71,295
Fanuc, Ltd.	8,100	712,902
Fast Retailing Co., Ltd.	4,000	296,634
Fuji Electric Holdings Co., Ltd.	7,000	23,479
Fuji Soft ABC, Inc.	1,700	23,613
Fuji Television Network, Inc.	18	28,398
FUJIFILM Holdings Corp.	19,300	756,691
Fujikura, Ltd.	10,000	48,810
Fujitsu, Ltd.	73,400	475,272
Fukuoka Financial Group, Inc.	35,000	212,642
Furukawa Electric Co., Ltd.	25,600	102,769
H20 Retailing Corp.	4,000	28,653
Hirose Electric Co., Ltd.	1,200	121,955
Hitachi Construction Machinery Co., Ltd.	1,400	32,548
Hitachi, Ltd.	132,800	995,917
Hokkaido Electric Power Co., Inc.	1,000	21,894
Hokuhoku Financial Group, Inc.	73,000	226,232
Honda Motor Co., Ltd.	67,704	2,136,093
Hoya Corp.	16,300	444,327
Ibiden Co., Ltd.	4,800	310,519
IHI Corp.	44,000	88,880
Inpex Holdings, Inc.	20	187,368
Isetan Co., Ltd.	6,600	77,060
Ito En, Ltd.	900	19,353
ITOCHU Corp.	71,000	651,306
ITOCHU Techno-Solutions Corp.	1,500	43,088
J Front Retailing Co., Ltd.	14,500	93,313
Japan Airlines Corp.†	37,000	91,083
Japan Real Estate Investment Corp.	34	401,135
Japan Retail Fund Investment Corp.	32	201,743
Japan Tobacco, Inc.†	192	1,022,616
JFE Holdings, Inc.	16,600	768,210
JGC Corp.	12,000	199,870
JS Group Corp.	10,600	184,465
JSR Corp.	5,900	137,047
JTEKT Corp.	1,000	16,656
Kajima Corp.	55,800	178,495
Kamigumi Co., Ltd.	1,000	7,315
Kaneka Corp.	9,000	66,920
Kao Corp.	27,800	843,333
Kawasaki Heavy Industries, Ltd.	45,000	113,250
Kawasaki Kisen Kaisha, Ltd.	3,000	29,036
Keihin Electric Express Railway Co., Ltd.	19,000	128,181
Keio Corp.	8,000	47,206
Keyence Corp.	1,500	319,639
Kikkoman Corp.	5,000	60,572
Kinden Corp.	1,000	8,422
Kintetsu Corp.	75,500	254,990
Kirin Brewery Co., Ltd.	19,800	317,765
Kobe Steel, Ltd.	83,000	277,756
Kokuyo Co., Ltd.	2,000	16,383
Komatsu, Ltd.	47,000	1,134,541
Konami Corp.	4,100	123,534
Konica Minolta Holdings, Inc.	18,500	296,993
Kubota Corp.	64,000	461,172
Kuraray Co., Ltd.	13,500	161,039
Kurita Water Industries, Ltd.	10,300	332,984
Kyocera Corp.	6,400	511,280
Kyowa Hakko Kogyo Co., Ltd.	12,016	120,869
Kyushu Electric Power Co., Inc.	10,100	255,662
Lawson, Inc.†	2,200	78,432
Leopalace21 Corp.	7,300	176,331
Mabuchi Motor Co., Ltd.†	1,000	55,518
Marubeni Corp.	134,200	921,290
Marui Co., Ltd.	17,200	150,829
Matsui Securities Co., Ltd.	7,200	49,871
Matsushita Electric Industrial Co., Ltd.	89,000	1,902,233
Matsushita Electric Works, Ltd.	14,000	147,091
Meiji Dairies Corp.	8,000	43,008
Meiji Seika Kaisha, Ltd.	10,000	43,758
Meitec Corp.	1,000	28,978
Millea Holdings, Inc.	32,171	1,228,265
Minebea Co., Ltd.	16,000	85,307
Mitsubishi Chemical Holdings Corp.	37,000	268,945
Mitsubishi Corp.	63,100	1,653,927
Mitsubishi Electric Corp.	90,800	846,313
Mitsubishi Estate Co., Ltd.	70,000	1,861,673
Mitsubishi Heavy Industries, Ltd.	154,400	633,099
Mitsubishi Logistics Corp.	3,000	36,311
Mitsubishi Materials Corp.	81,000	331,265
Mitsubishi Rayon Co., Ltd.	19,000	76,056
Mitsubishi UFJ Financial Group, Inc.	442,020	4,377,902
Mitsui & Co., Ltd.	75,600	1,556,094
Mitsui Chemicals, Inc.	21,000	140,631
Mitsui Fudosan Co., Ltd.	51,000	1,168,996
Mitsui Mining & Smelting Co., Ltd.	45,000	169,164
Mitsui O.S.K. Lines, Ltd.	5,000	60,986
Mitsui Sumitomo Insurance Co., Ltd.	52,000	536,596
Mitsukoshi, Ltd.	16,000	63,126
Mizuho Financial Group, Inc.	515	2,440,860
Murata Manufacturing Co., Ltd.	8,000	398,709
NamCo Bandai Holdings, Inc.	3,000	41,635
NEC Corp.	79,800	327,919
NEC Electronics Corp.†	2,000	40,277
NGK Insulators, Ltd.	17,400	449,509
NGK Spark Plug Co., Ltd.	9,000	156,782
Nidec Corp.	4,200	277,290
Nikon Corp.	12,000	336,542
Nintendo Co., Ltd.	3,000	1,499,703
Nippon Building Fund, Inc.	43	504,847
Nippon Electric Glass Co., Ltd.	13,000	194,051
Nippon Express Co., Ltd.	40,400	217,910
Nippon Meat Packers, Inc.	12,400	139,803
Nippon Mining Holdings, Inc.	20,500	120,334
Nippon Oil Corp.	67,200	454,939
Nippon Paper Group, Inc.	30	70,172
Nippon Sheet Glass Co., Ltd.	17,000	77,715
Nippon Steel Corp.	217,000	1,304,854
Nippon Telegraph and Telephone Corp.	121	579,061
Nippon Yusen Kabushiki Kaisha	49,000	400,254
Nishi-Nippon City Bank, Ltd.	34,000	91,579
Nishimatsu Construction Co., Ltd.	1,000	2,786
Nissan Chemical Industries, Ltd.	7,000	86,232
Nissan Motor Co., Ltd.	100,800	967,439

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Japan (continued)

Nisshin Seifun Group, Inc.	7,000	$68,601
Nisshinbo Industries, Inc.	2,000	21,504
Nissin Food Products Co., Ltd.	3,000	100,106
Nitto Denko Corp.	9,200	449,854
Nomura Holdings, Inc.	102,800	1,507,255
Nomura Research Institute, Ltd.	5,100	134,748
NSK, Ltd.†	30,000	261,542
NTN Corp.	22,000	159,289
NTT Data Corp.	59	261,081
NTT DoCoMo, Inc.	165	259,610
Obayashi Corp.	38,000	216,162
Obic Co, Ltd.	350	65,831
OJI Paper Co., Ltd.	43,800	186,763
Oki Electric Industry Co., Ltd.†	22,000	36,058
Okumura Corp.	10,000	56,250
Olympus Corp.	5,000	167,611
Omron Corp.	8,800	181,870
Onward Kashiyama Co., Ltd.†	6,000	60,847
ORACLE Corp.	1,600	70,524
Oriental Land Co., Ltd.	2,900	171,980
Osaka Gas Co., Ltd.	97,200	371,862
Pioneer Corp.	6,751	48,959
Promise Co., Ltd.	1,200	39,472
Resona Holdings, Inc.	250	396,052
Ricoh Co., Ltd.	25,000	390,431
Rohm Co., Ltd.	6,400	471,567
Sanken Electric Co., Ltd.	7,000	35,653
Sanyo Electric Co., Ltd.†	70,000	93,592
Sapporo Holdings, Ltd.	4,000	32,086
SBI E*Trade Securities Co., Ltd.	94	75,175
Secom Co., Ltd.	5,900	301,662
Seiko Epson Corp.	4,800	118,024
Sekisui Chemical Co., Ltd.	20,000	130,884
Sekisui House, Ltd.	42,400	469,246
Seven & I Holdings Co., Ltd.	32,000	791,951
Sharp Corp.	37,800	652,535
Shimachu Co., Ltd.	2,400	66,806
Shimamura Co., Ltd.	900	74,425
Shimano, Inc.	4,600	177,627
Shimizu Corp.	40,000	204,978
Shin-Etsu Chemical Co., Ltd.	17,148	903,160
Shinko Securities Co., Ltd.	25,000	96,854
Shinsei Bank, Ltd.	63,000	288,247
Shionogi & Co., Ltd.	10,000	187,892
Shiseido Co., Ltd.	14,600	343,755
Showa Denko K.K.	26,000	89,031
Showa Shell Sekiyu K.K.	8,400	73,458
SMC Corp.	2,800	313,264
Softbank Corp.	39,800	727,557
Sompo Japan Insurance, Inc.	38,000	344,058
Sony Corp.	31,347	1,498,823
Stanley Electric Co., Ltd.	2,800	56,555
Sumitomo Chemical Co., Ltd.	54,400	384,670
Sumitomo Corp.	47,000	649,532
Sumitomo Electric Industries, Ltd.	28,700	426,704
Sumitomo Heavy Industries, Ltd.	19,000	156,917
Sumitomo Metal Industries, Ltd.	129,000	609,122
Sumitomo Metal Mining Co., Ltd.	42,400	712,982
Sumitomo Mitsui Financial Group, Inc.	319	2,520,898
Sumitomo Realty & Development Co., Ltd.	23,000	567,243
T&D Holdings, Inc.	10,000	536,736
Taiheiyo Cement Corp.	26,000	55,815
Taisei Corp.	54,000	158,632
Taisho Pharmaceutical Co., Ltd.	6,412	132,855
Taiyo Yuden Co., Ltd.	4,000	46,895
Takara Holdings, Inc.	2,000	11,691
Takashimaya Co., Ltd.	16,000	170,482
Takeda Pharmaceutical Co., Ltd.	32,601	1,979,877
Takefuji Corp.	1,490	42,246
TDK Corp.	4,900	313,048
Teijin, Ltd.	35,800	141,272
Terumo Corp.	8,200	445,994
The 77 Bank, Ltd.	21,000	131,077
The Bank of Yokohama, Ltd.	75,000	490,568
The Chiba Bank, Ltd.	44,000	326,849
The Joyo Bank, Ltd.	49,000	279,809
The Kansai Electric Power Co., Inc.	33,700	843,274
The Shizuoka Bank, Ltd.	39,000	428,039
The Sumitomo Trust & Banking Co., Ltd.	78,000	495,639
THK Co., Ltd.	1,700	33,792
TIS, Inc.	1,602	27,688
Tobu Railway Co., Ltd.	40,200	195,613
Toho Co., Ltd.	3,000	72,377
Tohoku Electric Power Co., Inc.	19,600	462,743
Tokyo Broadcasting System, Inc.	3,800	87,107
Tokyo Electric Power Co., Inc.	49,100	1,275,185
Tokyo Electron, Ltd.	9,700	581,400
Tokyo Gas Co., Ltd.†	103,400	481,821
Tokyo Tatemono Co., Ltd.	16,000	134,990
Tokyu Corp.	46,000	286,207
TonenGeneral Sekiyu K.K.	14,000	120,821
Toppan Printing Co., Ltd.	17,200	172,200
Toray Industries, Inc.	48,100	325,753
Toshiba Corp.	136,000	920,019
Tosoh Corp.	19,000	79,457
Toto, Ltd.	22,200	176,972
Toyo Seikan Kaisha, Ltd.	7,900	143,578
Toyoda Gosei Co., Ltd.	600	19,963
Toyota Industries Corp.	3,950	154,016
Toyota Motor Corp.	109,600	5,963,661
Trend Micro, Inc.†	4,500	161,950
Uni-Charm Corp.	1,500	99,571
UNY Co., Ltd.	5,000	39,586
Ushio, Inc.	2,000	40,773
USS Co, Ltd.	1,000	58,332
Wacoal Corp.	3,000	40,855
West Japan Railway Co.	18	86,948
Yahoo! Japan Corp.	708	271,149
Yakult Honsha Co., Ltd.	4,000	108,384
Yamada Denki Co., Ltd.	4,530	483,887
Yamaha Corp.	4,700	96,899
Yamaha Motor Co., Ltd.	1,800	40,700
Yamato Transport Co., Ltd.	12,000	166,841
Yamazaki Baking Co., Ltd.	4,000	34,689

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Japan (continued)

Yokogawa Electric Corp.	8,500	$82,409

		102,302,958

Luxembourg — 0.4%
Acergy SA	19,200	349,391
ArcelorMittal	29,881	1,986,293

		2,335,684

Malaysia — 0.2%
IJM Corp BHD	162,600	380,559
IOI Corp.	139,900	308,542
Kuala Lumpur Kepong BHD	31,800	172,677

		861,778

Mexico — 0.2%
Corp GEO SA de CV, Series B†	48,300	154,777
Desarrolladora Homex SAB de CV ADR†	4,500	247,185
Grupo Financiero Banorte SA de CV	121,400	504,502
Urbi, Desarrollos Urbanos, SA de CV†	24,500	86,633
Wal-Mart de Mexico SA de CV, Series V	86,400	311,179

		1,304,276

Netherlands — 2.3%
Aegon NV	63,714	950,972
Akzo Nobel NV	7,932	586,924
ASML Holding NV†	16,465	438,728
Corio NV	2,102	173,165
European Aeronautic Defense and Space Co.	7,939	201,122
Fugro NV CVA	3,919	268,180
Hagemeyer NV	2,229	15,509
Heineken NV	26,034	1,462,717
ING Groep NV CVA	43,202	1,406,485
James Hardie Industries NV CDI	21,511	122,194
Koninklijke DSM DV	4,419	186,757
Koninklijke KPN NV	58,643	1,064,393
Koninklijke Philips Electronics NV	27,193	1,066,796
Oce NV	4,170	83,831
Qiagen NV†	5,058	102,685
Reed Elsevier NV	15,112	276,090
Royal Numico NV†	6,655	544,169
SBM Offshore NV	9,768	282,808
STMicroelectronics NV	26,278	328,353
TNT NV	21,028	778,932
Unilever NV	48,270	1,570,658
Wereldhave NV	856	95,423
Wolters Kluwer NV	9,707	277,503

		12,284,394

Norway — 1.8%
Aker Kvaerner ASA	22,240	415,152
DNB NOR ASA	16,798	219,328
Norsk Hydro ASA	44,985	538,987
Ocean RIG ASA†	32,255	222,335
Orkla ASA	49,760	657,382
Renewable Energy Corp. AS†	7,400	193,382
Statoil ASA	169,114	4,421,575
Tandberg ASA	12,316	215,451
Telenor ASA†	41,100	850,409
TGS Nopec Geophysical Co. ASA†	10,100	125,068
Yara International ASA	34,764	1,680,787

		9,539,856

Philippines — 0.6%
Ayala Corp.	26,340	310,004
Ayala Land, Inc.	535,145	188,810
Banco de Oro Universal Bank†	161,733	212,869
Bank of the Philippine Islands	229,690	326,572
Globe Telecom, Inc.	5,450	209,310
Manila Electric Co.†	92,400	185,493
Megaworld Corp.	1,822,000	127,276
Metropolitan Bank & Trust	80,000	79,264
Philippine Long Distance Telephone Co.	10,140	754,576
PNOC Energy Development Corp.	1,235,474	184,463
SM Investments Corp.	29,700	222,830
SM Prime Holdings, Inc.	749,000	181,900

		2,983,367

Poland — 0.6%
Agora SA	2,900	57,064
Bank BPH	700	27,765
Bank Pekao SA	12,266	990,238
Bank Zachodni WBK SA	2,000	156,395
Grupa Kety SA	100	5,214
Kghm Polska Miedz SA	10,000	375,383
Polski Koncern Naftowy SA†	23,500	395,937
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	551,582
Prokom Software SA	900	44,165
Telekomunikacja Polska SA	54,400	521,458

		3,125,201

Portugal — 0.2%
Banco Comercial Portugues SA	57,529	178,985
Brisa-Auto Estradas de Portugal SA	13,263	196,744
Energias de Portugal SA	14,706	93,795
Portugal Telecom SGPS SA	22,387	288,611
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	12,029	160,406

		918,541

Russia — 0.9%
LUKOIL ADR	5,316	366,272
Mining & Metallurgical Co. Norilsk Nickel ADR	2,166	525,796
Mobile Telesystems OJSC ADR	8,200	681,994
Novolipetsk Steel	6,100	224,480
OAO Gazprom ADR(3)	16,928	814,237
OAO Vimpel-Communications ADR	21,500	740,460
Polyus Gold Co. ADR	1,700	86,190
Sberbank GDR†	593	261,469
Severstal GDR	11,900	252,875
Surgutneftegaz Sponsored Preferred ADR	3,200	153,600
Surgutneftegaz ADR	2,400	113,160
Tatneft GDR(3)	1,830	183,000
Unified Energy System GDR†(3)	1,286	128,838

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Russia (continued)

Wimm-Bill-Dann Foods OJSC ADR	3,000	$348,000

		4,880,371

Singapore — 1.4%
Ascendas Real Estate Investment Trust	57,000	87,994
CapitaLand, Ltd.	69,000	290,149
CapitaMall Trust	51,000	108,778
City Developments, Ltd.	29,977	241,225
ComfortDelGro Corp., Ltd.	108,465	121,723
Cosco Corp. Singapore, Ltd.	47,000	152,484
DBS Group Holdings, Ltd.	61,929	775,650
Fraser and Neave, Ltd.	77,000	263,002
Hyflux, Ltd.	50,000	102,555
Jardine Cycle & Carriage, Ltd.	10,025	139,430
K-REIT Asia	5,000	5,314
Keppel Corp., Ltd.	62,000	506,887
Keppel Land, Ltd.	21,000	92,811
Neptune Orient Lines, Ltd.	43,000	98,969
Olam International, Ltd.	84,000	159,350
Oversea-Chinese Banking Corp.	138,888	737,159
Parkway Holdings, Ltd.	36,000	91,537
Raffles Education Corp., Ltd.	13,959	23,267
SembCorp Industries, Ltd.	47,370	156,044
SembCorp Marine, Ltd.	44,800	100,154
Singapore Airlines, Ltd.	30,800	339,206
Singapore Exchange, Ltd.	43,997	308,098
Singapore Land, Ltd.	13,000	55,780
Singapore Post, Ltd.	88,000	67,351
Singapore Press Holdings, Ltd.	86,936	270,610
Singapore Technologies Engineering, Ltd.	76,472	182,267
Singapore Telecommunications, Ltd.	405,530	1,053,621
United Overseas Bank, Ltd.	64,044	792,984
United Overseas Land, Ltd.	35,308	92,067
Venture Corp., Ltd.	15,506	114,632

		7,531,098

South Africa — 0.0%
Mondi, Ltd.	7,901	68,427

South Korea — 0.4%
Daelim Industrial Co.	210	28,771
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	720	23,036
Doosan Heavy Industries and Construction Co., Ltd.	280	28,098
Doosan Infracore Co. Ltd.	780	18,112
GS Engineering & Construction Corp.	340	41,792
Hana Financial Group, Inc.	1,040	50,716
Hyundai Engineering & Construction Co. Ltd.†	510	38,408
Hyundai Heavy Industries Co., Ltd.	260	88,332
Hyundai Mipo Dockyard Co., Ltd.	80	15,351
Hyundai Mobis	300	24,723
Hyundai Motor Co.	1,000	77,886
Kia Motors Corp.†	2,040	22,397
Kookmin Bank	2,220	146,964
Korea Electric Power Corp.	1,960	78,669
Korean Air Lines Co., Ltd.	460	33,362
KT Corp.	1,800	95,807
KT&G Corp.	940	80,912
L.G. Philips LCD., Ltd.	740	32,063
LG Chemical Co., Ltd.†	550	45,419
LG Electronics, Inc.	660	64,413
NHN Corp†	307	66,964
POSCO	487	263,813
S-Oil Corp.	390	27,405
Samsung Corp.	1,000	53,190
Samsung Electronics Co., Ltd.	752	482,175
Samsung Engineering Co. Ltd.	280	27,410
Samsung Fire & Marine Insurance Co. Ltd.	260	51,699
Samsung Securities Co. Ltd.	530	36,955
Shinhan Financial Group Co., Ltd.	2,490	133,929
Shinsegae Co. Ltd.	124	81,182
SK Corp.	160	23,867

		2,283,820

Spain — 2.5%
Altadis SA	18,234	1,364,080
Antena 3 de Television SA	3,552	50,043
Banco Bilbao Vizcaya Argentaria SA	71,407	1,506,121
Banco Popular Espanol SA	19,821	306,233
Banco Santander Central Hispano SA†	113,465	1,990,265
Gamesa Corp. Tecnologica SA	6,773	258,107
Gas Natural SDG, SA	569	31,383
Iberdrola SA	1,440	22,016
Iberdrola SA (Euro)†	40,524	618,491
Indra Sistemas SA	1,745	45,061
Industria de Diseno Textil SA	5,192	260,632
Metrovacesa SA	531	65,199
Repsol YPF SA	26,153	834,054
Telefonica SA	190,988	5,592,518
Union Fenosa SA	85	5,665

		12,949,868

Sweden — 2.2%
Alfa Laval AB	600	32,280
Assa Abloy AB, Class B	9,773	170,592
Atlas Copco AB, Class A	107,110	1,534,810
Atlas Copco AB, Class B	14,310	188,220
Electrolux AB, Class B	6,100	95,641
Eniro AB	4,414	36,565
Fabege AB	2,600	24,991
Getinge AB, Class B	15,383	359,567
Hennes & Mauritz AB, Class B	9,600	520,179
Holmen AB	1,750	58,478
Husqvarna AB, Class B	6,100	62,232
Lundin Petroleum AB†	18,859	186,558
Modern Times Group AB, Class B	2,512	151,397
Nordea Bank AB	95,776	1,296,543
Sandvik AB	103,470	1,491,257
Scania AB, Class B	12,000	248,154
Skandinaviska Enskilda Banken AB, Class A	15,177	344,277
Skanska AB, Class B	11,413	195,716
SKF AB, Class B	8,252	147,997
Ssab Svenskt Stal AB, Class A	6,150	161,946
Svenska Cellulosa AB, Class B	19,431	312,359
Svenska Handelsbanken AB, Class A	26,285	736,180

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
Sweden (continued)

Swedish Match AB	10,733	$237,290
Tele2 AB, Class B	4,400	89,793
Telefonaktiebolaget LM Ericsson, Class B	701,941	1,590,610
TeliaSonera AB	50,389	446,192
Volvo AB Class B	61,875	826,614
Volvo AB, Class A	15,325	205,162
Wihlborgs Fastigheter AB	520	9,650

		11,761,250

Switzerland — 5.7%
ABB, Ltd.	61,297	1,533,675
ABB, Ltd. ADR	25,400	635,000
Ciba Specialty Chemicals AG	2,104	85,158
Compagnie Financiere Richemont SA	38,497	2,201,723
Credit Suisse Group	19,699	1,116,418
Geberit AG	1,410	195,724
Givaudan SA	215	211,334
Holcim, Ltd.	7,202	697,075
Kudelski SA	1,814	29,809
Logitech International SA†	8,592	261,985
Lonza Group AG	1,195	153,099
Nestle SA	17,342	7,750,704
Nobel Biocare Holding AG	3,528	873,434
Novartis AG	71,714	3,629,048
OC Oerlikon Corp AG†	245	88,812
Roche Holding AG	21,568	3,907,666
Schindler Holding AG	3,010	180,231
Straumann AG	1,615	413,762
Swatch Group AG	1,614	84,601
Swatch Group AG, Class B	4,537	1,221,046
Swiss Reinsurance	15,048	1,127,324
Swisscom AG	704	280,393
Syngenta AG	7,066	1,863,658
UBS AG	31,442	1,301,162
Zurich Financial Services AG	1,744	496,943

		30,339,784

Thailand — 0.1%
Advance Agro Public Co., Ltd.†	660	770
Banpu PCL	30,000	406,850
Univest Land PCL†(4)	22,500	0

		407,620

Turkey — 1.2%
Akbank TAS	143,218	835,860
Aksigorta AS	23,782	99,667
Anadolu Efes Biracilik ve Malt Sanayii AS	33,173	334,012
Arcelik AS	18,719	107,581
Dogan Sirketler Gruby Holding AS†	76,997	106,327
Dogan Yayin Holding†	35,762	109,320
Eregli Demir ve Celik Fabrikalari TAS	56,185	358,444
Ford Otomotiv Sanayi AS	21,220	220,957
Haci Omer Sabanci Holdings AS	68,020	287,944
Koc Holding AS†	58,918	235,748
Migros Turk TAS	13,988	225,257
Tupras-Turkiye Petrol Rafinerileri AS	17,717	454,706
Turk Sise ve Cam Fabrikalari AS	66,663	95,265
Turkcell Iletisim Hizmet AS	73,520	660,822
Turkiye Garanti Bankasi AS	132,898	850,085
Turkiye Is Bankasi, Class C	179,207	899,191
Turkiye Vakiflar Bankasi Tao	109,030	270,752
Yapi Ve Kredi Bankasi AS†	90,103	240,747

		6,392,685

United Kingdom — 17.6%
3i Group PLC	17,075	318,154
AMEC PLC	8,935	122,549
American Physicians Capital, Inc.	64,454	2,308,262
Anglo American PLC	65,089	3,559,400
ARM Holdings PLC	51,772	121,131
Arriva PLC	5,793	84,696
AstraZeneca PLC	42,419	1,769,435
Aviva PLC	107,149	1,342,046
BAE Systems PLC	106,301	990,342
Balfour Beatty PLC	16,578	139,326
Barclays PLC	206,801	1,949,672
Barratt Developments PLC	4,768	40,466
BBA Aviation PLC	17,418	64,898
Berkeley Group Holdings PLC†	2,361	47,522
BG Group PLC	119,377	2,627,083
BHP Billiton PLC	103,993	3,082,329
Biffa PLC	17,626	106,553
BP PLC	641,475	6,804,528
British Airways PLC†	20,325	134,941
British Land Co. PLC	10,707	214,949
British Sky Broadcasting Group PLC	54,789	599,013
BT Group PLC	286,516	1,488,484
Bunzl PLC	12,114	152,530
Burberry Group PLC	25,526	222,228
Cadbury Schweppes PLC	65,351	721,351
Capita Group	4,048	53,034
Carnival PLC	7,196	312,635
Centrica PLC	94,142	620,874
Close Brothers Group PLC	8,332	137,705
Cobham PLC	35,341	129,618
Compass Group PLC	86,855	549,754
Daily Mail & General Trust	8,899	93,971
Diageo PLC	105,952	2,131,611
DSG International PLC	36,876	55,894
Electrocomponents PLC	29,449	111,797
Emap PLC	6,198	113,329
Enterprise Inns PLC	29,580	263,967
Experian Group, Ltd.	15,716	138,761
FirstGroup PLC	15,308	201,061
FKI PLC	5,356	5,412
Friends Provident PLC	82,907	229,656
G4S PLC	7,209	31,648
Galiform PLC†	5,150	7,911
GKN PLC	14,066	74,173
GlaxoSmithKline PLC	159,280	3,759,453
Hammerson PLC	5,870	133,383
Hays PLC	10,072	20,529
HBOS PLC	119,609	1,651,858
Home Retail Group PLC	15,683	89,038
HSBC Holdings PLC	304,163	4,560,525
ICAP PLC	2,531	33,980
IMI PLC	13,260	99,474

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)
United Kingdom (continued)

Imperial Tobacco Group PLC	29,700	$1,446,968
Intercontinental Hotels Group PLC	14,382	221,995
International Power PLC	9,315	73,908
Invensys PLC†	7,447	33,830
J Sainsbury PLC	43,118	342,685
Johnson Matthey PLC	14,239	529,785
Kelda Group PLC	15,546	335,726
Kesa Electricals PLC	5,229	25,149
Kingfisher PLC	22,249	65,077
Ladbrokes PLC	23,587	140,477
Land Securities Group PLC	9,582	306,134
Legal & General Group PLC	279,571	739,580
Liberty International PLC	5,106	109,393
Lloyds TSB Group PLC	201,307	1,772,435
LogicaCMG PLC	32,978	71,291
London Stock Exchange Group PLC	1,412	47,455
Man Group PLC, Class B	56,303	618,909
Marks & Spencer Group PLC	32,068	282,983
Meggitt PLC†	15,929	91,099
Misys PLC	19,304	66,793
Mondi PLC	19,753	152,565
National Express Group PLC	4,865	113,532
National Grid PLC	112,467	1,730,733
Next PLC	5,025	141,600
Pearson PLC	21,651	299,535
Persimmon PLC	5,378	83,011
Prudential PLC	80,221	1,036,247
Punch Taverns PLC	10,572	147,415
Reckitt Benckiser Group PLC†	36,940	1,933,668
Reed Elsevier PLC	29,596	357,608
Rentokil Initial PLC	11,447	24,652
Resolution PLC	1,256	17,871
Reuters Group PLC	40,144	486,929
Rexam PLC	18,060	151,808
Rio Tinto PLC	48,607	4,851,329
Rolls-Royce Group PLC†	60,833	574,581
Royal & Sun Alliance Insurance Group PLC	115,996	315,362
Royal Bank of Scotland Group PLC	296,070	2,261,847
Royal Dutch Shell PLC, Class A	133,039	4,738,208
Royal Dutch Shell PLC, Class B	92,955	3,215,855
SABMiller PLC	30,504	659,335
Sage Group PLC	60,901	268,825
Schroders PLC	3,023	65,863
Scottish & Newcastle PLC	7,532	117,650
Scottish and Southern Energy PLC	35,291	1,072,318
Segro PLC	7,764	78,702
Serco Group PLC	2,930	24,422
Severn Trent PLC	11,816	334,123
Signet Group PLC	31,223	40,985
Smith & Nephew PLC	78,596	1,071,896
Smiths Group PLC	12,069	239,331
Stagecoach Group PLC	15,181	72,603
Tate & Lyle PLC	22,639	220,281
Taylor Woodrow PLC	23,082	82,992
Tesco PLC	242,743	2,025,272
Tomkins PLC	29,540	103,224
Unilever PLC	42,562	1,398,682
United Business Media PLC	7,248	79,434
United Utilities PLC	7,621	108,659
Vodafone Group PLC	1,779,813	6,246,346
Whitbread PLC	8,193	223,075
William Hill PLC	17,129	139,003
Wolseley PLC	19,183	264,571
WPP Group PLC	68,567	846,179
Xstrata PLC	32,875	2,513,195
Yell Group PLC	17,152	114,303

		92,990,236

United States — 0.2%
Synthes, Inc.	7,521	961,030

Total Common Stock (cost $351,615,278)		449,504,204

PREFERRED STOCK — 1.1%
Brazil — 0.8%
Aracruz Celulose SA, Class B	4,708	33,430
Banco Bradesco SA	10,316	274,057
Banco Itau Holding Financeira SA	24,715	555,420
Centrais Eletricas Brasileiras SA, Class B	2,479	31,400
Cia Energetica de Minas Gerais	3,277	52,089
Companhia De Bebidas Das Americas	7,435	522,014
Companhia Vale do Rio Doce, Class A	27,520	700,438
Contax Participacoes SA	446	12,602
Embratel Participacoes SA	1,681,442	6,643
Gerdau SA	3,655	94,149
Klabin SA	5,672	19,638
Petroleo Brasileiro SA	24,533	1,121,349
Sadia SA	86,829	452,656
Tele Norte Leste Participacoes SA	3,580	92,400
Telesp Celular Participacoes SA	3,575	20,629
Usinas Siderurgicas de Minas Gerais SA, Class A	1,375	64,490
Votorantim Celulose e Papel SA	964	28,120

		4,081,524

Germany — 0.3%
Henkel KgaA	6,821	312,241
Porsche AG	529	951,675
RWE AG	1,335	140,944
Volkswagen AG	3,493	486,271

		1,891,131

Japan — 0.0%
Ito En, Ltd.	200	3,065

South Korea — 0.0%
Samsung Electronics Co., Ltd.	132	60,989

Total Preferred Stock (cost $4,028,132)		6,036,709

RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA Expires 02/22/08	321	728

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

RIGHTS (continued)

Italy — 0.0%
Pirelli & C.SpA Expires 02/27/08	4,284	$0
Tiscali SpA Expires 02/01/08	215	41

		41

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	7,700

Total Rights (cost $0)		8,469

Total Long-Term Investment Securities (cost $355,643,410)		455,549,382

REPURCHASE AGREEMENT — 11.9%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $63,039,751 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and having an approximate value of $64,303,166 (cost $63,038,000)	$63,038,000	63,038,000

TOTAL INVESTMENTS (cost $418,681,410)(2)	98.0%	518,587,382
Other assets less liabilities	2.0	10,565,382

NET ASSETS	100.0%	$529,152,764

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at January 31, 2008. At January 31, 2008, the aggregate value of these securities was $441,647,145 representing 83.5% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	To the extent permitted by the Statement of Additional Information, the International Diversified Equities Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2008, the International Diversified Equities Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

OAO Gazprom ADR	1/29/2008	16,928	$1,544,168	$814,237	$48.10	0.15%
Tatneft GDR	11/27/2006	930	37,163
	7/16/2007	900	97,749

		1,830	134,912	183,000	100.00	0.03
Unified Energy System GDR	7/31/2006	186	13,764
	7/31/2006	1,100	157,857

		1,286	171,621	128,838	100.19	0.02

				1,126,075		0.20%

(4)	Fair value securities; see Note 2

ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2008	(Depreciation)

192	Long	CAC 40 Euro Future	February 2008	$15,445,070	$13,871,208	$(1,573,862)
46	Long	FTSE 100 Index	February 2008	5,265,231	5,371,656	106,425
43	Long	Hang Seng Index	February 2008	6,773,381	6,478,900	(294,481)
26	Long	H-Shares Index	February 2008	2,261,011	2,082,294	(178,717)
14	Long	IBEX 35 Index Future	February 2008	2,952,390	2,746,513	(205,877)
68	Long	MSCI Sing IX	February 2008	3,595,513	3,465,726	(129,787)
159	Long	MSCI Taiwan Index	February 2008	4,800,210	4,665,060	(135,150)
261	Long	OMX 30 Index Future	February 2008	3,769,456	3,864,446	94,990
61	Long	SPI 200	February 2008	8,421,518	7,655,119	(766,399)
40	Long	DAX Index Future	March 2008	10,277,603	10,231,686	(45,917)
17	Long	DJ Euro Stoxx 50	March 2008	1,098,948	961,502	(137,446)
4	Long	S&P MIB Index	March 2008	1,135,928	1,016,165	(119,763)
27	Short	Topix Index	March 2008	3,270,140	3,418,009	(147,869)

						$(3,533,853)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*HKD	120,568,918	USD	15,511,845	3/13/2008	$32,862
USD	9,717,794	AUD	11,005,429	3/13/2008	100,500
*USD	6,552,830	CHF	7,215,339	3/13/2008	128,982
*USD	76,805,094	EUR	52,615,017	3/13/2008	1,324,826
*USD	3,976,300	HKD	30,984,744	3/13/2008	1,610
*USD	44,047,589	JPY	4,823,623,059	3/13/2008	1,442,648
USD	2,499,231	SEK	15,988,556	3/13/2008	10,240
*USD	3,224,412	SGD	4,615,745	3/13/2008	38,195

					$3,079,863

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*CHF	1,006,092	USD	895,126	3/13/2008	$(36,572)
*EUR	20,014,536	USD	29,311,856	3/13/2008	(408,443)
*GBP	7,062,431	USD	13,886,321	3/13/2008	(121,953)
*JPY	4,161,384,902	USD	37,416,388	3/13/2008	(1,828,468)
*SGD	4,615,745	USD	3,227,342	3/13/2008	(35,264)
*USD	10,524,283	GBP	5,181,314	3/13/2008	(247,187)

					(2,677,887)

Net Unrealized Appreciation (Depreciation)					$401,976

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	11.3%
Banks-Commercial	9.4
Cellular Telecom	7.3
Oil Companies-Exploration & Production	4.8
Steel-Producers	4.3
Repurchase Agreements	4.2
Electronic Components-Semiconductors	3.1
Diversified Minerals	2.8
Semiconductor Components-Integrated Circuits	2.5
Coal	2.4
Real Estate Operations & Development	2.3
Electric-Integrated	2.3
Building & Construction-Misc	1.9
Real Estate Management/Services	1.9
Telecom Services	1.8
Airlines	1.8
Electronic Components-Misc	1.5
Metal-Diversified	1.5
Building-Heavy Construction	1.5
Building Products-Air & Heating	1.4
Platinum	1.4
Asset-Backed Commercial Paper	1.4
Applications Software	1.3
Advertising Sales	1.3
Casino Hotels	1.2
Engineering/R&D Services	1.1
Agricultural Operations	1.1
Retail-Hypermarkets	1.1
Auto-Cars/Light Trucks	1.1
Transport-Rail	1.1
Retail-Automobile	1.0
Sugar	1.0
Telephone-Integrated	1.0
Computers	1.0
Beverages-Non-alcoholic	1.0
Diversified Financial Services	0.9
Schools	0.9
Building-Residential/Commercial	0.9
Shipbuilding	0.8
Retail-Major Department Stores	0.8
Warehousing & Harbor Transportation Services	0.8
Insurance-Multi-line	0.7
Electric Products-Misc	0.7
Non-Ferrous Metals	0.6
Cable TV	0.6
Brewery	0.5
Superconductor Product & Systems	0.5
Building Products-Cement	0.5
Entertainment Software	0.4

96.7%

Country Allocation*

Brazil	14.5%
South Korea	12.9
Russia	11.0
China	6.9
Taiwan	6.8
United States	6.6
South Africa	5.7
United Arab Emirates	4.8
Mexico	4.7
India	3.9
Hong Kong	3.4
Malaysia	2.9
Cayman Islands	2.8
Thailand	1.9
Philippines	1.8
Indonesia	1.7
Austria	1.1
Poland	1.1
Luxembourg	1.1
Bermuda	0.6
Turkey	0.5

96.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2) (2)

COMMON STOCK — 86.2%
Austria — 1.1%
Immoeast AG†	442,130	$3,899,577

Bermuda — 0.6%
Credicorp, Ltd.	30,400	2,177,248

Brazil — 9.9%
Acucar Guarani SA†*(3)	578,500	3,555,193
All America Latina Logistica SA	353,500	3,818,363
Banco do Brasil SA	239,600	3,984,253
Banco Itau Holding Financeira SA ADR	80,100	1,864,728
Cia Vale do Rio Doce ADR	149,890	4,493,702
CPFL Energia SA	1	17
Gerdau SA ADR	72,800	1,889,160
Kroton Educacional SA†*(3)	268,800	3,209,096
Petroleo Brasileiro SA ADR	50,716	5,636,576
Tele Norte Leste Participacoes SA ADR	79,000	2,054,000
Unibanco - Uniao de Bancos Brasileiros SA GDR	36,800	4,813,440

		35,318,528

Cayman Islands — 2.8%
Chaoda Modern Agriculture	3,983,600	3,953,077
Focus Media Holding, Ltd. ADR†	96,000	4,612,800
The9 Ltd ADR†	77,300	1,402,995

		9,968,872

China — 6.9%
China Petroleum & Chemical Corp.	3,600,000	3,869,763
China Petroleum & Chemical Corp. ADR	8,800	947,056
China Shenhua Energy Co., Ltd.	723,500	3,762,781
Dongfeng Motor Group Co., Ltd.	5,930,000	3,909,385
Guangzhou R&F Properties Co., Ltd.	831,200	2,193,704
Industrial & Commercial Bank of China	9,709,000	5,791,536
PetroChina Co., Ltd. ADR	10,500	1,493,415
Ping An Insurance Group Co. of China Ltd.	363,000	2,547,751

		24,515,391

Hong Kong — 3.4%
China Mobile Ltd ADR	62,510	4,725,756
China Mobile, Ltd.	502,000	7,432,562

		12,158,318

India — 3.9%
Bank Of India	354,308	3,195,099
Grasim Industries, Ltd.	21,966	1,645,365
IVRCL Infrastructures & Projects, Ltd.	209,528	2,395,163
Reliance Energy, Ltd.	38,704	1,976,355
Satyam Computer Services, Ltd.	463,303	4,704,438

		13,916,420

Indonesia — 1.7%
Astra International Tbk PT	1,231,000	3,703,349
International Nickel Indonesia Tbk PT	2,540,000	2,223,918

		5,927,267

Luxembourg — 1.1%
Tenaris SA ADR	94,800	3,791,052

Malaysia — 2.9%
Genting Bhd	1,625,800	3,714,176
Tenaga Nasional Bhd	1,274,700	3,605,989
Zelan Bhd	1,868,400	2,836,816

		10,156,981

Mexico — 4.7%
America Movil SAB de CV, Series L ADR	73,074	4,377,863
Coca Cola Femsa SAB de CV, ADR	73,700	3,460,215
Desarrolladora Homex SAB de CV ADR†	56,900	3,125,517
Megacable Holdings SAB de CV†*(3)	688,880	2,003,945
Wal-Mart de Mexico SAB de CV, Series V	1,096,300	3,948,442

		16,915,982

Philippines — 1.8%
First Philippine Holdings Corp.	2,007,450	2,544,185
Globe Telecom, Inc.	98,090	3,767,202

		6,311,387

Poland — 1.1%
Globe Trade Centre SA†	253,204	3,846,174

Russia — 11.0%
LUKOIL	62,637	4,256,152
LUKOIL ADR	69,476	4,786,896
Mining & Metallurgical Co. Norilsk Nickel ADR	22,079	5,359,677
Mobile Telesystems OJSC ADR	72,100	5,996,557
OAO Gazprom	799,879	9,604,684
OAO Gazprom ADR	155,459	7,477,578
Sberbank	511,843	1,853,672

		39,335,216

South Africa — 5.7%
Aveng, Ltd.	363,821	2,564,738
Exxaro Resources, Ltd.	304,046	4,632,931
Impala Platinum Holdings, Ltd.	136,243	5,102,891
Murray & Roberts Holdings, Ltd.	184,865	2,135,259
Sasol, Ltd.	125,143	5,975,472

		20,411,291

South Korea — 12.6%
Dongkuk Steel Mill Co., Ltd.	74,830	3,088,954
FINETEC Co†	181,154	1,804,140
GS Engineering & Construction Corp.	18,090	2,223,552
Hite Brewery Co., Ltd.†	14,130	1,889,305
Hyundai Department Store Co., Ltd.	29,480	2,814,956
Hyundai Steel Co.	49,980	3,472,648
Kookmin Bank	71,430	4,728,677
Korea Investment Holdings Co., Ltd.	61,120	3,241,797
Korean Air Lines Co., Ltd.	30,790	2,233,085
LG Electronics, Inc.	25,710	2,509,171
Samsung Electronics Co., Ltd.	15,334	9,832,015
Samsung Engineering Co. Ltd.	41,610	4,073,337
Samsung Heavy Industries	109,520	2,960,040

		44,871,677

Taiwan — 6.8%
Advanced Semiconductor Engineering, Inc.	4,020,000	3,595,541
Asustek Computer, Inc.	903,000	2,334,888

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (2)

COMMON STOCK (continued)
Taiwan (continued)

China Steel Corp.	2,178,000	$3,046,436
Chunghwa Telecom Co., Ltd.	1,259,363	2,706,139
Greatek Electronics, Inc.	2,316,400	2,484,259
HON HAI Precision Industry Co., Ltd.	575,681	3,114,202
Taiwan Semiconductor Manufacturing Co., Ltd.	1,761,632	3,353,099
Wistron Corp.	2,287,185	3,469,662

		24,104,226

Thailand — 2.0%
PTT PCL	390,700	3,810,553
Siam Commercial Bank PCL	1,380,200	3,156,295

		6,966,848

Turkey — 0.5%
Turkiye Garanti Bankasi AS	277,160	1,772,860

United Arab Emirates — 4.8%
Air Arabia†	7,881,872	4,186,661
DP World, Ltd.†*(3)	2,877,749	2,791,416
Emaar Properties PJSC	714,411	2,335,249
TABREED†	5,665,868	5,123,991
Union Properties†	2,259,205	2,769,312

		17,206,629

United States — 1.0%
NII Holdings, Inc.†	84,200	3,591,972

Total Common Stock (cost $311,066,989)		307,163,916

PREFERRED STOCK — 4.9%
Brazil — 4.6%
Brasil Telecom SA BRL	145,114	1,456,090
Cia Vale do Rio Doce ADR	208,679	5,431,914
Petroleo Brasileiro SA ADR	101,950	9,512,955

		16,400,959

South Korea — 0.3%
Samsung Electronics Co., Ltd. KRW	2,653	1,225,789

Total Preferred Stock (cost $5,489,503)		17,626,748

Total Long-Term Investment Securities (cost $316,556,492)		324,790,664

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2) (2)

Short-Term Investment Securities — 1.4%
ASSET BACKED SECURITIES — 1.4%
Old Line Funding Llc 3.4% due 02/20/08	5,000,000	4,991,028

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $4,991,028)		4,991,028

REPURCHASE AGREEMENT — 4.2%
Agreement with Goldman Sachs, bearing interest at 2.83%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $14,805,148 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.25% due 01/15/09 and having an approximate value of $15,080,128 (cost $14,804,000)	14,804,000	14,804,000

Total Repurchase Agreement (cost $14,804,000)		14,804,000

TOTAL INVESTMENTS — (cost $336,351,520)(1)	96.7%	344,585,692
Other assets less liabilities	3.2	11,719,325

NET ASSETS —	100.0%	$356,305,017

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $8,359,650 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at January 31, 2008. At January 31, 2008, the aggregate value of these securities was $188,810,609 representing 53.0% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)	Illiquid Security

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

Equity Swaps #

			Fixed payments
Swap	Notional	Termination	received (paid)	Total return received	Unrealized
Counterparty	amount (000’s)	Date	by Portfolio	(paid) by Portfolio	Appreciation

Citibank	2,540	10/27/08	(3 months USD LIBOR minus 75 Bps)	First Gulf Bank Index	$49,695

Merrill Lynch	5,239	02/08/08	(12 months USD LIBOR minus 300 Bps)	MSCI Daily Total Return Net Emerging Markets India USD Index	2,292,361

Merrill Lynch	3,002	10/20/08	(1 months USD LIBOR minus 40 Bps)	Aldar Properties Index	50,905

Merrill Lynch	581	10/20/08	(3 months USD LIBOR minus 40 Bps)	Aldar Properties Index	9,834

					$2,402,795

			Fixed payments
Swap	Notional	Termination	received (paid)	Total return received	Unrealized
Counterparty	amount (000’s)	Date	by Portfolio	(paid) by Portfolio	(Depreciation)

UBS	4,204	10/16/08	(3 months USD LIBOR minus 425 Bps)	MSCI Daily Total Return Net Emerging Markets India USD Index	$(868,523)

Net Unrealized Appreciation (Depreciation)					$1,534,272

#	Fair valued security; See Note 2

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — January 31, 2008 — (unaudited)

Industry Allocation*

Telephone-Integrated	8.6%
Banks-Commercial	8.3
Oil Companies-Integrated	6.5
Medical-Drugs	6.2
Insurance-Multi-line	3.9
Telecom Services	3.8
Cellular Telecom	3.6
Aerospace/Defense	3.2
Electronic Components-Semiconductors	3.1
Electric-Integrated	3.1
Food-Misc.	3.1
Auto-Cars/Light Trucks	2.5
Diversified Manufacturing Operations	2.5
Repurchase Agreement	2.4
Insurance-Reinsurance	1.9
Television	1.9
Audio/Video Products	1.9
Electronic Components-Misc.	1.9
Chemicals-Specialty	1.7
Photo Equipment & Supplies	1.7
Security Services	1.6
Toys	1.5
Food-Catering	1.5
Diversified Operations	1.5
Transport-Services	1.5
Paper & Related Products	1.5
Food-Retail	1.4
Finance-Consumer Loans	1.3
Power Converter/Supply Equipment	1.3
Rubber-Tires	1.2
Publishing-Books	1.1
Internet Security	1.1
Oil Companies-Exploration & Production	0.9
Machinery-Construction & Mining	0.9
Human Resources	0.9
Electric-Generation	0.8
Real Estate Operations & Development	0.8
Auto/Truck Parts & Equipment-Original	0.7
Computers	0.6
Retail-Drug Store	0.6
Hotels/Motels	0.6
Medical-Wholesale Drug Distribution	0.6
Multimedia	0.6
Finance-Investment Banker/Broker	0.6
Oil-Field Services	0.5
Diversified Operations/Commercial Services	0.5
Food-Wholesale/Distribution	0.5
Retail-Building Products	0.4
Electric-Distribution	0.4
Cable TV	0.1

99.3%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	23.1%
France	11.8
Germany	9.3
Japan	7.3
Switzerland	5.7
Netherlands	5.7
South Korea	4.9
Spain	4.7
Italy	3.9
United States	2.4
Hong Kong	2.2
Norway	1.9
Taiwan	1.8
Singapore	1.5
Sweden	1.5
Finland	1.4
Canada	1.4
Denmark	1.3
Austria	1.2
Portugal	1.1
Australia	1.1
Israel	1.1
Russia	0.9
Brazil	0.9
Cayman Islands	0.8
Thailand	0.3
India	0.1

99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK — 96.9%
Australia — 1.1%
National Australia Bank, Ltd	188,228	$5,947,623

Austria — 1.2%
Telekom Austria AG†	228,850	6,386,138

Brazil — 0.9%
Empressa Brasileira de Aeronautica SA ADR	109,830	4,766,622

Canada — 1.4%
Jean Coutu Group, Inc., Class A	299,800	3,418,864
Loblaw Cos., Ltd.	128,900	4,144,108

		7,562,972

Cayman Islands — 0.8%
ACE, Ltd.	78,810	4,597,775

Denmark — 1.3%
Vestas Wind Systems A/S†	72,103	6,991,957

Finland — 1.4%
Stora Enso Oyj	254,940	3,524,427
UPM-Kymmene Oyj	233,554	4,421,617

		7,946,044

France — 11.8%
Accor SA	42,086	3,222,098
AXA SA	128,604	4,408,394
Compagnie Generale des Etablissements Michelin, Class B	67,695	6,498,295
France Telecom SA	449,090	15,861,433
Sanofi-Aventis	140,318	11,427,560
Suez SA(Paris)	111,988	6,848,006
Thomson†	413,010	5,045,044
Total SA	126,700	9,190,232
Valeo SA	62,244	2,298,105

		64,799,167

Germany — 9.3%
Bayerische Motoren Werke AG	133,050	7,360,225
Celesio AG	54,236	3,188,434
Deutsche Post AG	246,453	8,008,921
E.ON AG	55,466	10,197,226
Infineon Technologies AG†	631,610	6,421,161
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	5,541,597
Siemens AG	80,540	10,435,888

		51,153,452

Hong Kong — 2.2%
Cheung Kong Holdings, Ltd.	257,000	4,168,169
Hutchison Whampoa, Ltd.	401,000	3,942,206
Swire Pacific, Ltd., Class A	298,500	4,078,200

		12,188,575

India — 0.1%
Tata Motors Ltd.	15,400	284,900

Israel — 1.1%
Check Point Software Technologies†	279,160	5,946,108

Italy — 3.9%
Eni SpA	159,856	5,151,874
Intesa Sanpaolo SpA	555,386	3,967,471
Mediaset SpA	654,477	5,771,327
UniCredito Italiano SpA	851,844	6,253,417

		21,144,089

Japan — 7.3%
AIFUL Corp.	184,600	3,747,014
FUJIFILM Holdings Corp.	138,600	5,434,057
Mabuchi Motor Co., Ltd.†	77,700	4,313,748
Mitsubishi UFJ Financial Group, Inc.	203,000	2,010,575
Nintendo Co., Ltd.	16,900	8,448,326
Olympus Corp.	111,000	3,720,958
Promise Co., Ltd.	102,950	3,386,360
Sony Corp.	114,300	5,465,130
Takeda Pharmaceutical Co., Ltd.	53,600	3,255,158

		39,781,326

Netherlands — 5.7%
ING Groep NV CVA	239,288	7,790,265
Koninklijke Philips Electronics NV	149,189	5,852,767
Reed Elsevier NV	151,663	2,770,821
SBM Offshore NV	101,800	2,947,361
Unilever NV	213,577	6,949,585
Vedior NV	191,480	4,697,631

		31,008,430

Norway — 1.9%
Telenor ASA†	501,580	10,378,295

Portugal — 1.1%
Portugal Telecom SGPS SA	409,647	5,281,123
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	57,700	769,427

		6,050,550

Russia — 0.9%
OAO Gazprom ADR	34,100	1,640,210
OAO Gazprom ADR (London)	68,200	3,298,922

		4,939,132

Singapore — 1.5%
DBS Group Holdings, Ltd.	349,300	4,374,925
Singapore Telecommunications, Ltd.	1,582,000	4,110,246

		8,485,171

South Korea — 4.9%
Hyundai Motor Co.†	70,360	5,480,089
Kookmin Bank ADR†	73,720	4,902,380
KT Corp. ADR†	85,380	2,266,839
Samsung Electronics Co., Ltd. GDR*	34,213	10,777,095
SK Telecom Co., Ltd. ADR	134,130	3,330,448

		26,756,851

Spain — 4.7%
Banco Santander Central Hispano SA†	328,614	5,764,146
Repsol YPF SA ADR	80,710	2,573,035
Telefonica SA	586,863	17,184,545

		25,521,726

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2008 — (continued)

		Market
		Value
Security Description	Shares	(Note 2) (1)

COMMON STOCK (continued)

Sweden — 1.5%
Atlas Copco AB, Class A	332,260	$4,761,049
Securitas AB, Class B	239,090	2,921,666
Securitas Systems AB, Class B	239,090	691,450

		8,374,165

Switzerland — 5.7%
Lonza Group AG	72,266	9,258,446
Nestle SA	11,510	5,144,193
Novartis AG	171,960	8,701,943
Swiss Reinsurance	67,985	5,093,111
UBS AG	74,254	3,072,847

		31,270,540

Taiwan — 1.8%
Chunghwa Telecom Co Ltd.	297,844	6,263,659
Compal Electronics, Inc. GDR†*	796,329	3,448,105

		9,711,764

Thailand — 0.3%
Advanced Info Service Public Co., Ltd. (foreign shares)	633,200	1,793,252

United Kingdom — 23.1%
Aviva PLC	381,970	4,784,191
BAE Systems PLC	738,961	6,884,452
BP PLC	948,992	10,066,553
British Energy Group PLC	418,050	4,309,006
British Sky Broadcasting Group PLC	444,783	4,862,851
Cadbury Schweppes PLC	424,579	4,686,546
Compass Group PLC	1,323,258	8,375,647
G4S PLC	1,315,070	5,773,309
GKN PLC†	273,326	1,441,301
GlaxoSmithKline PLC	435,897	10,288,387
HSBC Holdings PLC	378,145	5,632,154
Kingfisher PLC	803,580	2,350,411
National Grid PLC	130,155	2,002,930
Pearson PLC	226,151	3,128,735
Premier Foods PLC	1,062,120	2,841,971
Rentokil Initial PLC	1,361,824	2,932,823
Rolls-Royce Group PLC†	620,721	5,862,842
Royal Bank of Scotland Group PLC	866,483	6,619,555
Royal Dutch Shell PLC ADR	124,868	8,634,622
Smiths Group PLC	169,246	3,356,194
Vodafone Group PLC	4,207,268	14,765,626
William Morrison Supermarkets PLC	620,660	3,715,559
Yell Group PLC	496,212	3,306,808

		126,622,473

Total Long-Term Investment Securities (cost $412,298,981)		530,409,097

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2) (1)

REPURCHASE AGREEMENT — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $12,941,359 and collateralized by $9,565,000 of Federal Home Loan Bank Bonds, bearing interest at 4.33% due 07/10/09 and $3,320,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63% due 09/15/09 having an approximate value of $9,608,808 and $3,593,900 (cost $12,941,000)	$12,941,000	12,941,000

TOTAL INVESTMENTS (cost $425,239,981)(2)	99.3%	543,350,097
Other assets less liabilities	0.7	3,842,427

NET ASSETS —	100.0%	$547,192,524

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2008, the aggregate value of these securities was $14,225,200 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at January 31, 2008. At January 31, 2008, the aggregate value of these securities was $453,036,032 representing 82.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

(This page intentionally left blank)

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2008

					Worldwide
	Cash	Corporate	Global	High-Yield	High
	Management	Bond	Bond	Bond	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$794,217,453	$204,437,889	$269,795,011	$78,891,493
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	661,228,277	48,652,000	37,373,000	—	99,213
Repurchase agreements (cost approximates market value)	—	—	—	7,550,000	1,516,000

Total investments	661,228,277	842,869,453	241,810,889	277,345,011	80,506,706

Cash	594	346,475	40,172	18,013	90,392
Foreign cash*	—	—	786,125	222,044	94,347
Due from broker	—	—	—	—	34,738
Receivable for:
Fund shares sold	2,993,220	1,012,948	698,603	66,754	27,046
Dividends and interest	690,552	12,843,636	1,914,979	6,080,490	1,557,227
Investments sold	—	1,160,345	—	15,618,630	—
Interest on swap contracts	—	—	1,023,864	—	—
Prepaid expenses and other assets	1,322	1,684	445	71,005	239
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	131,094	29,882	—	54,953
Unrealized appreciation on forward foreign currency contracts	—	—	1,689,597	—	—
Swap premiums paid	—	—	2,389,730	—	—
Unrealized appreciation on swap contracts	—	—	7,036,252	—	—
Commitments (Note 15)	—	—	—	—	—

Total assets	664,913,965	858,365,635	257,420,538	299,421,947	82,365,648

LIABILITIES:
Payable for:
Fund shares redeemed	4,653,262	775,183	267,841	447,659	74,890
Investments purchased	—	11,614,732	—	5,112,393	453,324
Interest on swap contracts	—	—	1,002,684	—	—
Interest on securities sold short	—	—	—	59,063	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	231,832	373,467	125,702	158,308	55,461
Service fees — Class 2	8,525	7,345	2,678	4,095	954
Service fees — Class 3	56,695	102,734	20,906	21,991	1,518
Trustees’ fees and expenses	22,780	4,012	799	2,148	346
Other accrued expenses	99,564	131,941	101,639	97,251	63,647
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	72	—	—	—
Due to broker	—	—	828,170	—	—
Securities sold short, at market value#	—	—	—	5,976,281	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,287,422	—	4,608
Swap premiums received	—	—	2,818,007	—	—
Unrealized depreciation on swap contracts	—	—	3,515,964	—	—

Total liabilities	5,072,658	13,009,486	9,971,812	11,879,189	654,748

NET ASSETS	$659,841,307	$845,356,149	$247,448,726	$287,542,758	$81,710,900

* Cost
Long-term investment securities (unaffiliated)	$—	$792,824,948	$186,822,079	$285,811,441	$80,421,589

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$664,345,056	$48,652,000	$37,373,000	$—	$99,396

Foreign cash	$—	$—	$782,655	$193,866	$95,359

# Proceeds from securities sold short	$—	$—	$—	$5,907,938	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

					Worldwide
	Cash	Corporate	Global	High-Yield	High
	Management	Bond	Bond	Bond	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$638,465,088	$814,795,237	$216,200,326	$374,133,163	$104,801,288
Accumulated undistributed net investment income (loss)	25,385,950	37,823,239	8,361,113	22,690,923	5,787,532
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	(892,952)	(8,824,577)	832,415	(93,224,733)	(27,334,845)
Unrealized appreciation (depreciation) on investments	(3,116,779)	1,392,505	17,615,810	(16,016,430)	(1,530,096)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	169,747	4,024,446	—	(13,874)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2)	414,616	28,178	895
Unrealized appreciation (depreciation) on investments sold short	—	—	—	(68,343)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$659,841,307	$845,356,149	$247,448,726	$287,542,758	$81,710,900

Class 1 (unlimited shares authorized):
Net assets	$293,097,425	$289,693,606	$113,115,247	$156,635,862	$66,586,773
Shares of beneficial interest issued and outstanding	26,145,997	24,019,271	9,163,983	23,018,832	8,746,287
Net asset value, offering and redemption price per share	$11.21	$12.06	$12.34	$6.80	$7.61

Class 2 (unlimited shares authorized):
Net assets	$71,672,937	$58,001,922	$22,151,146	$30,617,276	$7,507,481
Shares of beneficial interest issued and outstanding	6,405,336	4,816,668	1,803,438	4,509,809	990,486
Net asset value, offering and redemption price per share	$11.19	$12.04	$12.28	$6.79	$7.58

Class 3 (unlimited shares authorized):
Net assets	$295,070,945	$497,660,621	$112,182,333	$100,289,620	$7,616,646
Shares of beneficial interest issued and outstanding	26,411,387	41,402,985	9,160,042	14,793,625	1,006,891
Net asset value, offering and redemption price per share	$11.17	$12.02	$12.25	$6.78	$7.56

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

		MFS Total	Telecom	Equity	Growth-
	Balanced††	Return	Utility	Index	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$197,675,906	$1,103,985,450	$59,083,275	$28,897,953	$468,162,092
Long-term investment securities, at market value (affiliated)*	—	—	—	339,124	—
Short-term investment securities, at market value*	12,477,138	6,398,000	1,182,000	99,092	7,006,000
Repurchase agreements (cost equals market value)	4,683,000	—	—	908,000	—

Total investments	214,836,044	1,110,383,450	60,265,275	30,244,169	475,168,092

Cash	107,986	10,557	4,986	2,137	913
Foreign cash*	—	42,094	159,487	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	23,098	609,016	77,816	16,011	147,236
Dividends and interest	671,782	5,873,238	90,929	32,062	379,066
Investments sold	17,772,642	10,432,796	828,256	—	18,448,710
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,304	16,479	1,490	112	1,620
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	10,721	—
Variation margin on futures contracts	73,163	—	—	18,850	—
Unrealized appreciation on forward foreign currency contracts	—	—	33,330	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Commitments (Note 15)	—	—	—	—	—

Total assets	233,491,019	1,127,367,630	61,461,569	30,324,062	494,145,637

LIABILITIES:
Payable for:
Fund shares redeemed	97,834	884,593	30,433	8,803	291,460
Investments purchased	39,975,788	7,714,655	617,917	242	15,157,642
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	106,623	620,936	39,755	10,340	253,667
Service fees — Class 2	2,424	14,682	807	—	3,907
Service fees — Class 3	4,066	91,800	1,617	—	6,479
Trustees’ fees and expenses	1,167	7,187	182	46	3,301
Other accrued expenses	86,360	209,368	55,613	43,392	123,550
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	2,307,331	—	—	—	—
Call and put options written, at market value@	44,109	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	199,003	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	42,625,702	9,543,221	945,327	62,823	15,840,006

NET ASSETS	$190,865,317	$1,117,824,409	$60,516,242	$30,261,239	$478,305,631

* Cost
Long-term investment securities (unaffiliated)	$196,237,285	$1,081,242,508	$60,430,823	$27,130,277	$382,775,282

Long-term investment securities (affiliated)	$—	$—	$—	$416,377	$—

Short-term investment securities (unaffiliated)	$12,477,138	$6,398,000	$1,182,000	$99,092	$7,006,000

Foreign cash	$—	$41,814	$158,632	$—	$—

# Proceeds from securities sold short	$2,291,174	$—	$—	$—	$—

@ Premiums received on options written	$26,101	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

		MFS Total	Telecom	Equity	Growth-
	Balanced††	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$278,701,451	$1,016,550,329	$87,718,824	$31,091,802	$344,969,248
Accumulated undistributed net investment income (loss)	5,270,119	29,889,399	1,316,119	506,753	3,839,609
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	(94,688,047)	48,635,942	(27,005,905)	(2,983,479)	44,109,964
Unrealized appreciation (depreciation) on investments	1,438,621	22,742,942	(1,347,548)	1,690,423	85,386,810
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	159,330	—	—	(44,260)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	5,797	(165,248)	—	—
Unrealized appreciation (depreciation) on investments sold short	(16,157)	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$190,865,317	$1,117,824,409	$60,516,242	$30,261,239	$478,305,631

Class 1 (unlimited shares authorized):
Net assets	$152,767,570	$569,694,356	$46,593,681	$30,261,239	$418,963,919
Shares of beneficial interest issued and outstanding	10,326,799	33,580,372	3,937,642	2,592,422	15,444,221
Net asset value, offering and redemption price per share	$14.79	$16.97	$11.83	$11.67	$27.13

Class 2 (unlimited shares authorized):
Net assets	$18,865,349	$113,206,915	$6,263,113	$—	$29,345,551
Shares of beneficial interest issued and outstanding	1,277,332	6,684,345	530,192	—	1,083,519
Net asset value, offering and redemption price per share	$14.77	$16.94	$11.81	$—	$27.08

Class 3 (unlimited shares authorized):
Net assets	$19,232,398	$434,923,138	$7,659,448	$—	$29,996,161
Shares of beneficial interest issued and outstanding	1,304,066	25,715,610	649,559	—	1,109,402
Net asset value, offering and redemption price per share	$14.75	$16.91	$11.79	$—	$27.04

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities††	Value	Wall Street	Growth	Growth††

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$181,838,224	$2,221,762,155	$78,623,108	$761,216,165	$60,764,897
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	—	43,499,000	—	—	—
Repurchase agreements (cost equals market value)	1,423,000	—	—	—	2,049,000

Total investments	183,261,224	2,265,261,155	78,623,108	761,216,165	62,813,897

Cash	—	—	—	—	89
Foreign cash*	—	75,922	—	—	84,087
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	41,515	993,781	125,764	165,299	203,761
Dividends and interest	163,066	1,701,086	135,157	546,157	13,829
Investments sold	774,839	28,709,780	—	12,109,056	551,596
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	47,856	14,568	278	94,238	566
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,623
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Commitments (Note 15)	—	—	—	—	—

Total assets	184,288,500	2,296,756,292	78,884,307	774,130,915	63,670,448

LIABILITIES:
Payable for:
Fund shares redeemed	107,542	1,701,327	175,235	534,375	128,126
Investments purchased	250,868	23,483,927	—	10,072,835	683,019
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	120,489	1,374,286	38,716	418,780	46,719
Service fees — Class 2	1,972	23,996	1,755	7,380	686
Service fees — Class 3	12,306	154,946	3,894	53,277	8,387
Trustees’ fees and expenses	1,243	16,241	461	5,252	—
Other accrued expenses	96,380	431,904	51,814	197,128	46,314
Line of credit	—	—	—	825,083	—
Variation margin on futures contracts					—
Due to custodian	116,375	5,899	41,736	—	—
Due to custodian for foreign cash*	—	—	—		—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	707,175	27,192,526	313,611	12,114,110	913,251

NET ASSETS	$183,581,325	$2,269,563,766	$78,570,696	$762,016,805	$62,757,197

* Cost
Long-term investment securities (unaffiliated)	$193,374,755	$1,544,874,981	$81,916,980	$732,856,489	$61,746,911

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$43,499,000	$—	$—	$—

Foreign cash	$—	$75,786	$—	$—	$83,495

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities††	Value	Wall Street	Growth	Growth††

NET ASSETS REPRESENTED BY:
Capital paid-in	$169,031,043	$1,302,619,796	$71,117,069	$1,434,056,556	$74,412,568
Accumulated undistributed net investment income (loss)	2,026,536	28,336,536	2,010,821	677,178	(345,351)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	24,060,277	261,712,600	8,736,678	(701,076,605)	(10,328,140)
Unrealized appreciation (depreciation) on investments	(11,536,531)	676,887,174	(3,293,872)	28,359,676	(982,014)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	7,660	—	—	134
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$183,581,325	$2,269,563,766	$78,570,696	$762,016,805	$62,757,197

Class 1 (unlimited shares authorized):
Net assets	$110,738,978	$1,348,010,963	$45,384,441	$470,281,783	$16,080,502
Shares of beneficial interest issued and outstanding	6,969,992	43,111,651	4,251,593	20,930,217	1,764,441
Net asset value, offering and redemption price per share	$15.89	$31.27	$10.67	$22.47	$9.11

Class 2 (unlimited shares authorized):
Net assets	$15,375,330	$187,528,236	$14,125,758	$54,957,224	$5,069,345
Shares of beneficial interest issued and outstanding	970,027	6,009,971	1,325,699	2,452,231	559,684
Net asset value, offering and redemption price per share	$15.85	$31.20	$10.66	$22.41	$9.06

Class 3 (unlimited shares authorized):
Net assets	$57,467,017	$734,024,567	$19,060,497	$236,777,798	$41,607,350
Shares of beneficial interest issued and outstanding	3,631,168	23,569,086	1,791,627	10,600,610	4,606,960
Net asset value, offering and redemption price per share	$15.83	$31.14	$10.64	$22.34	$9.03

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth††	Growth	Estate	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$203,835,250	$175,347,692	$43,222,878	$251,982,807	$85,000,720
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	748,000	—	—	15,514,500	5,076,000
Repurchase agreements (cost equals market value)	—	13,949,000	1,894,000	—	—

Total investments	204,583,250	189,296,692	45,116,878	267,497,307	90,076,720

Cash	315	421	837	767,134	922
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	28,904	454,114	2,617	343,984	208,719
Dividends and interest	197,993	52,690	20,017	211,600	24,887
Investments sold	1,654,433	1,480,640	757,955	—	74,985
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,790	28,923	279	2,745	136
Due from investment adviser for expense reimbursements/fee waivers	—	—	11,281	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Commitments (Note 15)	—	—	—	—	—

Total assets	206,467,685	191,313,480	45,909,864	268,822,770	90,386,369

LIABILITIES:
Payable for:
Fund shares redeemed	108,909	305,225	5,925	713,595	139,050
Investments purchased	1,256,166	2,243,430	527,772	503,019	—
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	123,914	135,935	28,019	170,062	71,279
Service fees — Class 2	3,074	829	1,160	2,933	—
Service fees — Class 3	11,424	12,376	3,589	29,799	16,440
Trustees’ fees and expenses	1,308	720	93	2,297	166
Other accrued expenses	76,499	64,708	45,228	83,479	48,314
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,581,294	2,763,223	611,786	1,505,184	275,249

NET ASSETS	$204,886,391	$188,550,257	$45,298,078	$267,317,586	$90,111,120

* Cost
Long-term investment securities (unaffiliated)	$177,653,055	$177,609,517	$41,093,888	$248,389,303	$91,188,063

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$748,000	$—	$—	$15,514,500	$5,076,000

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth††	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$185,583,031	$337,331,035	$45,128,958	$222,231,939	$94,742,322
Accumulated undistributed net investment income (loss)	1,722,235	—	109,757	6,471,595	241,641
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	(8,604,818)	(146,519,390)	(2,069,627)	35,020,557	1,314,500
Unrealized appreciation (depreciation) on investments	26,182,195	(2,261,825)	2,128,990	3,593,504	(6,187,343)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	3,748	437	—	(9)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$204,886,391	$188,550,257	$45,298,078	$267,317,586	$90,111,120

Class 1 (unlimited shares authorized):
Net assets	$128,090,348	$120,775,203	$20,215,692	$98,167,907	$6,632,954
Shares of beneficial interest issued and outstanding	8,901,731	7,208,985	2,790,772	5,718,034	422,633
Net asset value, offering and redemption price per share	$14.39	$16.75	$7.24	$17.17	$15.69

Class 2 (unlimited shares authorized):
Net assets	$23,642,971	$6,295,402	$8,812,394	$23,542,709	$—
Shares of beneficial interest issued and outstanding	1,644,793	377,435	1,217,784	1,376,663	—
Net asset value, offering and redemption price per share	$14.37	$16.68	$7.24	$17.10	$—

Class 3 (unlimited shares authorized):
Net assets	$53,153,072	$61,479,653	$16,269,992	$145,606,970	$83,478,166
Shares of beneficial interest issued and outstanding	3,702,778	3,700,192	2,249,565	8,537,056	5,348,720
Net asset value, offering and redemption price per share	$14.35	$16.62	$7.23	$17.06	$15.61

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth††	Growth	Opportunities	Growth††	Technology

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$207,162,982	$111,946,818	$73,249,626	$131,254,488	$43,612,618
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value*	—	—	—	—	—
Repurchase agreements (cost equals market value)	8,852,000	23,156,000	737,000	5,642,000	3,916,000

Total investments	216,014,982	135,102,818	73,986,626	136,896,488	47,528,618

Cash	—	21	576,390	876	60
Foreign cash*	—	—	—	41,479	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	192,555	87,965	23,775	12,650	21,164
Dividends and interest	32,767	37,833	950	147,563	425
Investments sold	4,452,919	6,839,302	9,737,546	2,394,951	4,411,781
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,123	94,189	194	606	708
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	4,273
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Commitments (Note 15)	—	—	—	—	—

Total assets	220,699,346	142,162,128	84,325,481	139,494,613	51,967,029

LIABILITIES:
Payable for:
Fund shares redeemed	219,136	221,560	127,157	71,225	15,215
Investments purchased	5,016,085	9,801,592	8,980,163	4,273,299	5,404,511
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	145,408	83,503	50,187	100,593	42,734
Service fees — Class 2	4,937	1,353	1,115	4,920	960
Service fees — Class 3	19,284	4,127	10,026	10,574	4,464
Trustees’ fees and expenses	1,301	949	339	737	—
Other accrued expenses	75,925	59,012	44,243	59,959	37,696
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	859,177	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	90,719
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	6,341,253	10,172,096	9,213,230	4,521,307	5,596,299

NET ASSETS	$214,358,093	$131,990,032	$75,112,251	$134,973,306	$46,370,730

* Cost
Long-term investment securities (unaffiliated)	$208,026,176	$118,192,160	$70,627,626	$107,246,944	$45,448,210

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$34,551	$(90,452)

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth††	Growth	Opportunities	Growth††	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$386,314,611	$313,366,409	$81,843,236	$89,918,576	$104,132,203
Accumulated undistributed net investment income (loss)	—	532,486	—	364,726	(124)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	(171,093,324)	(175,663,521)	(9,352,985)	20,675,532	(55,925,392)
Unrealized appreciation (depreciation) on investments	(863,194)	(6,245,342)	2,622,000	24,007,544	(1,835,592)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	6,928	(365)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$214,358,093	$131,990,032	$75,112,251	$134,973,306	$46,370,730

Class 1 (unlimited shares authorized):
Net assets	$88,878,112	$102,997,689	$21,097,756	$48,914,595	$19,611,310
Shares of beneficial interest issued and outstanding	8,838,862	8,916,340	3,108,923	3,980,555	7,214,277
Net asset value, offering and redemption price per share	$10.06	$11.55	$6.79	$12.29	$2.72

Class 2 (unlimited shares authorized):
Net assets	$37,531,530	$10,325,934	$8,425,048	$37,327,431	$7,051,953
Shares of beneficial interest issued and outstanding	3,765,705	898,903	1,254,346	3,063,454	2,616,800
Net asset value, offering and redemption price per share	$9.97	$11.49	$6.72	$12.18	$2.69

Class 3 (unlimited shares authorized):
Net assets	$87,948,451	$18,666,409	$45,589,447	$48,731,280	$19,707,467
Shares of beneficial interest issued and outstanding	8,864,614	1,632,839	6,823,029	4,019,703	7,349,960
Net asset value, offering and redemption price per share	$9.92	$11.43	$6.68	$12.12	$2.68

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$377,615,419	$517,508,160	$217,788,198	$455,549,382	$324,790,664	$530,409,097
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value*	—	—	—	—	4,991,028	—
Repurchase agreements (cost equals market value)	7,722,000	8,900,000	—	63,038,000	14,804,000	12,941,000

Total investments	385,337,419	526,408,160	217,788,198	518,587,382	344,585,692	543,350,097

Cash	526	33,632	—	—	2,583,947	464
Foreign cash*	—	192,018	109,123	4,429,102	4,767,030	3,728,546
Due from broker	—	—	—	15,007,864	—	—
Receivable for:
Fund shares sold	452,932	566,606	18,351	417,741	489,722	349,171
Dividends and interest	233,602	610,975	234,735	452,998	615,656	781,095
Investments sold	3,051,968	1,452,371	6,911,062	875,612	15,121,413	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	943	1,695	681	1,404	12,323	1,441
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,537,734	—	3,079,863	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	2,402,795	—
Commitments (Note 15)	—	—	—	—	—	—

Total assets	389,077,390	530,803,191	225,062,150	542,851,966	370,578,578	548,210,814

LIABILITIES:
Payable for:
Fund shares redeemed	560,961	772,364	171,065	407,855	750,742	344,486
Investments purchased	3,219,881	—	5,437,645	—	11,529,014	—
Interest on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	398,066	170,227	—
Investment advisory and management fees	295,712	409,346	152,982	383,441	357,457	395,239
Service fees — Class 2	5,244	4,672	2,391	7,168	3,603	8,994
Service fees — Class 3	70,454	50,777	7,785	69,682	34,858	105,857
Trustees’ fees and expenses	2,340	3,309	1,486	3,450	1,797	3,624
Other accrued expenses	83,681	203,077	100,413	212,778	557,340	160,090
Line of credit	—	—	422,634	—	—	—
Variation margin on futures contracts	—	—	—	8,741,510	—	—
Due to custodian	—	—	118,797	797,365	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	4,008,410	—	2,677,887	—	—
Swap premiums received	—	—	—	——	—	—
Unrealized depreciation on swap contracts	—	—	—	—	868,523	—

Total liabilities	4,238,273	5,451,955	6,415,198	13,699,202	14,273,561	1,018,290

NET ASSETS	$384,839,117	$525,351,236	$218,646,952	$529,152,764	$356,305,017	$547,192,524

* Cost
Long-term investment securities (unaffiliated)	$381,589,404	$532,333,077	$203,041,573	$355,643,410	$316,556,492	$412,298,981

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$4,991,028	$—

Foreign cash	$—	$191,682	$108,300	$4,399,353	$4,738,167	$3,802,030

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2008

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$358,635,718	$482,209,994	$279,840,307	$413,239,984	$250,077,707	$378,525,683
Accumulated undistributed net investment income (loss)	878,198	9,548,811	2,796,200	13,143,823	2,537,961	11,143,936
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swaps contracts, options contracts, and foreign exchange transactions	29,299,186	50,897,213	(78,736,753)	6,399,251	94,086,809	39,458,517
Unrealized appreciation (depreciation) on investments	(3,973,985)	(14,824,917)	14,746,625	99,905,972	8,234,172	118,110,116
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(3,533,853)	1,534,272	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2,479,865)	573	395,653	4,323	(45,728)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(398,066)	(170,227)	—

NET ASSETS	$384,839,117	$525,351,236	$218,646,952	$529,152,764	$356,305,017	$547,192,524

Class 1 (unlimited shares authorized):
Net assets	$—	$255,826,609	$165,402,819	$159,030,801	$177,869,058	$—
Shares of beneficial interest issued and outstanding	—	18,107,706	10,106,268	14,276,000	9,699,973	—
Net asset value, offering and redemption price per share	$—	$14.13	$16.37	$11.14	$18.34	$—

Class 2 (unlimited shares authorized):
Net assets	$41,685,490	$34,596,253	$18,045,086	$53,792,586	$25,517,321	$67,354,063
Shares of beneficial interest issued and outstanding	2,497,953	2,444,652	1,107,345	4,858,249	1,398,053	3,350,865
Net asset value, offering and redemption price per share	$16.69	$14.15	$16.30	$11.07	$18.25	$20.10

Class 3 (unlimited shares authorized):
Net assets	$343,153,627	$234,928,374	$35,199,047	$316,329,377	$152,918,638	$479,838,461
Shares of beneficial interest issued and outstanding	20,605,229	16,629,186	2,165,685	28,616,828	8,400,772	23,895,440
Net asset value, offering and redemption price per share	$16.65	$14.13	$16.25	$11.05	$18.20	$20.08

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended January 31, 2008

				High-	Worldwide
	Cash	Corporate	Global	Yield	High
	Management	Bond	Bond	Bond	Income

Investment Income:
Dividends (unaffiliated)	$—	$189,310	$7,934	$477,383	$15,269
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	28,816,407	42,972,457	9,379,526	28,380,592	6,434,740

Total investment income*	28,816,407	43,161,767	9,387,460	28,857,975	6,450,009

Expenses:
Investment advisory and management fees	2,433,946	3,841,259	1,197,647	2,095,556	676,280
Service fees:
Class 2	94,291	86,772	28,421	58,697	11,715
Class 3	558,996	932,779	170,735	254,401	12,899
Custodian and accounting fees	97,365	183,504	163,990	91,879	63,482
Reports to shareholders	114,172	124,122	28,226	60,268	13,537
Audit and tax fees	32,817	40,270	45,383	40,270	41,525
Legal fees	22,226	20,738	11,502	16,283	10,094
Trustees’ fees and expenses	71,469	37,699	9,242	18,531	4,682
Interest expense	—	1,209	—	45,081	—
Interest expense on securities sold short	—	—	—	145,108	—
Other expenses	11,032	9,343	6,103	6,577	6,785

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,436,314	5,277,695	1,661,249	2,832,651	840,999
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(5,857)	(15,074)	(12,208)	(16,481)	(2,192)
Fees paid indirectly (Note 6)	—	—	—	—	—

Net expenses	3,430,457	5,262,621	1,649,041	2,816,170	838,807

Net investment income (loss)	25,385,950	37,899,146	7,738,419	26,041,805	5,611,202

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,434	3,852,875	1,181,501	8,803,064	2,324,701
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	3,507,298	(596,077)	—	431,289
Net realized foreign exchange gain (loss) on other assets and liabilities	—	598	1,464,606	28	(87,361)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—
Net increase from payment by affiliates (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	10,434	7,360,771	2,050,030	8,803,092	2,668,629

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,111,293)	153,450	16,260,476	(42,348,628)	(3,475,014)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	169,131	3,453,639	—	(9,934)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2)	408,671	27,336	7,752
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	(68,343)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(3,111,293)	322,579	20,122,786	(42,389,635)	(3,477,196)

Net realized and unrealized gain (loss) on investments and foreign currencies	(3,100,859)	7,683,350	22,172,816	(33,586,543)	(808,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,285,091	$45,582,496	$29,911,235	$(7,544,738)	$4,802,635

* Net of foreign withholding taxes on interest and dividends of	$—	$25,003	$46,770	$8,680	$8,188

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2008

		MFS Total	Telecom	Equity	Growth-
	Balanced††	Return	Utility	Index	Income

Investment Income:
Dividends (unaffiliated)	$2,305,288	$13,704,416	$1,949,391	$677,577	$7,436,057
Dividends (affiliated)	—	—	—	5,047	—
Interest (unaffiliated)	4,619,918	25,107,596	137,008	20,032	174,334

Total investment income*	6,925,206	38,812,012	2,086,399	702,656	7,610,391

Expenses:
Investment advisory and management fees	1,387,474	7,548,673	456,676	142,476	3,361,426
Service fees:
Class 2	31,154	190,677	9,654	—	52,253
Class 3	46,807	994,115	10,551	—	68,195
Custodian and accounting fees	142,336	340,825	85,514	42,972	116,876
Reports to shareholders	57,333	200,783	16,274	5,312	103,488
Audit and tax fees	36,273	31,328	34,676	34,676	34,676
Legal fees	8,877	35,444	12,337	9,391	19,141
Trustees’ fees and expenses	10,825	61,028	3,626	2,201	26,600
Interest expense	—	—	2,496	198	1,918
Interest expense on securities sold short	—	—	—	—	—
Other expenses	23,080	33,851	15,012	10,587	20,264

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,744,159	9,436,724	646,816	247,813	3,804,837
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	(51,662)	—
Custody credits earned on cash balances	(2,112)	(5,940)	(588)	(248)	(4,815)
Fees paid indirectly (Note 6)	(13,805)	(98,804)	(11,068)	—	(29,240)

Net expenses	1,728,242	9,331,980	635,160	195,903	3,770,782

Net investment income (loss)	5,196,964	29,480,032	1,451,239	506,753	3,839,609

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	13,447,924	53,751,454	14,766,393	1,256,469	67,759,457
Net realized gain (loss) on investments (affiliated)	—	—	—	5,855	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(811,216)	—	—	(11,415)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(19,338)	(134,987)	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	14,730	—	—	—	—
Net increase from payment by affiliates (Note 5)	—	55,103	—	—	—

Net realized gain (loss) on investments and foreign currencies	12,651,438	53,787,219	14,631,406	1,250,909	67,759,457

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(15,801,271)	(80,378,500)	(9,761,778)	(2,209,672)	(73,188,482)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(92,166)	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	307,080	—	—	(50,208)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,379	(165,231)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	(16,157)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(15,510,348)	(80,374,121)	(9,927,009)	(2,352,046)	(73,188,482)

Net realized and unrealized gain (loss) on investments and foreign currencies	(2,858,910)	(26,586,902)	4,704,397	(1,101,137)	(5,429,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,338,054	$2,893,130	$6,155,636	$(594,384)	$(1,589,416)

* Net of foreign withholding taxes on interest and dividends of	$6,645	$123,412	$73,161	$—	$20,227

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2008

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities††	Value	Wall Street	Growth	Growth††

Investment Income:
Dividends (unaffiliated)	$4,034,993	$48,126,530	$2,706,391	$7,213,423	$374,303
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	61,603	1,723,054	50,392	83,991	38,825

Total investment income*	4,096,596	49,849,584	2,756,783	7,297,414	413,128

Expenses:
Investment advisory and management fees	1,630,994	18,003,031	555,767	5,490,970	395,580
Service fees:
Class 2	27,941	322,871	25,896	96,962	8,831
Class 3	156,415	1,815,538	50,105	652,054	48,742
Custodian and accounting fees	163,195	685,791	29,700	200,056	54,371
Reports to shareholders	62,532	438,186	17,117	127,701	8,888
Audit and tax fees	34,676	34,676	34,676	34,676	32,297
Legal fees	20,197	55,563	10,619	23,498	16,183
Trustees’ fees and expenses	11,782	131,928	5,511	42,480	2,055
Interest expense	4,492	—	15,187	29,467	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	14,937	65,532	12,394	25,796	16,391

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,127,161	21,553,116	756,972	6,723,660	583,338
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(22,067)
Custody credits earned on cash balances	(3,235)	(4,631)	(531)	(13,845)	(520)
Fees paid indirectly (Note 6)	(51,683)	(77,415)	(10,479)	(89,745)	(1,988)

Net expenses	2,072,243	21,471,070	745,962	6,620,070	558,763

Net investment income (loss)	2,024,353	28,378,514	2,010,821	677,344	(145,635)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	24,255,972	268,137,640	11,835,476	104,132,514	2,904,812
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	2,593	(41,978)	—	228	(22,827)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—
Net increase from payment by affiliates (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	24,258,565	268,095,662	11,835,476	104,132,742	2,881,985

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(40,451,524)	(309,768,890)	(16,410,130)	(95,783,539)	(4,534,853)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(22,804)	—	—	134
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(40,451,524)	(309,791,694)	(16,410,130)	(95,783,539)	(4,534,719)

Net realized and unrealized gain (loss) on investments and foreign currencies	(16,192,959)	(41,696,032)	(4,574,654)	8,349,203	(1,652,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,168,606)	$(13,317,518)	$(2,563,833)	$9,026,547	$(1,798,369)

* Net of foreign withholding taxes on interest and dividends of	$1,154	$371,984	$—	$149,605	$641

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2008

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth††	Growth	Estate	Value

Investment Income:
Dividends (unaffiliated)	$3,645,110	$1,402,311	$505,266	$7,837,299	$987,874
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	53,894	155,828	70,448	1,778,078	194,165

Total investment income*	3,699,004	1,558,139	575,714	9,615,377	1,182,039

Expenses:
Investment advisory and management fees	1,633,256	1,501,664	341,261	2,436,227	664,253
Service fees:
Class 2	40,112	10,486	15,868	47,280	—
Class 3	143,809	69,264	39,192	348,404	143,407
Custodian and accounting fees	74,787	50,621	39,603	100,603	46,536
Reports to shareholders	36,590	62,316	6,616	68,883	22,461
Audit and tax fees	34,676	34,676	34,676	34,676	34,676
Legal fees	12,975	11,508	9,317	15,427	9,422
Trustees’ fees and expenses	12,224	8,106	2,690	19,655	3,866
Interest expense	2,326	1,957	76	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	15,366	13,070	11,701	17,659	12,312

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,006,121	1,763,668	501,000	3,088,814	936,933
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	(40,172)	(30,575)	—	4,645
Custody credits earned on cash balances	(1,506)	(668)	(977)	(3,684)	(1,180)
Fees paid indirectly (Note 6)	(18,958)	(49,172)	(3,348)	—	—

Net expenses	1,985,657	1,673,656	466,100	3,085,130	940,398

Net investment income (loss)	1,713,347	(115,517)	109,614	6,530,247	241,641

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	23,441,347	22,281,801	2,305,019	35,016,277	1,315,480
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	8,887	2,048	143	(58,609)	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	4,588	—
Net increase from payment by affiliates (Note 5)	33,662	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	23,483,896	22,283,849	2,305,162	34,962,256	1,315,480

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(17,371,602)	(23,878,882)	(1,662,510)	(116,620,737)	(11,704,860)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,371	489	—	317	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(17,369,231)	(23,878,393)	(1,662,510)	(116,620,420)	(11,704,860)

Net realized and unrealized gain (loss) on investments and foreign currencies	6,114,665	(1,594,544)	642,652	(81,658,164)	10,389,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,828,012	$(1,710,061)	$752,266	$(75,127,917)	$(10,147,739)

* Net of foreign withholding taxes on interest and dividends of	$68,635	$1,495	$1,715	$5,748	$2,262

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2008

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth††	Growth	Opportunities	Growth††	Technology

Investment Income:
Dividends (unaffiliated)	$1,106,237	$866,550	$170,755	$1,803,616	$559,355
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	96,722	1,035,913	80,107	146,786	29,255

Total investment income*	1,202,959	1,902,463	250,862	1,950,402	588,610

Expenses:
Investment advisory and management fees	1,872,589	1,235,866	582,882	1,267,907	448,616
Service fees:
Class 2	66,130	20,408	13,783	63,604	11,734
Class 3	230,928	53,075	112,120	118,670	42,165
Custodian and accounting fees	85,929	47,393	48,764	63,357	46,458
Reports to shareholders	89,392	29,298	16,265	24,039	4,512
Audit and tax fees	34,676	34,676	32,297	34,676	32,297
Legal fees	20,131	11,711	10,345	11,110	12,498
Trustees’ fees and expenses	12,530	8,693	5,296	8,042	2,280
Interest expense	2,125	—	183	3,345	923
Interest expense on securities sold short	—	—	—	—	—
Other expenses	15,314	13,814	29,733	9,313	14,058

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,429,744	1,454,934	851,668	1,604,063	615,541
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(13,700)
Custody credits earned on cash balances	(1,143)	(3,670)	(1,702)	(125)	(504)
Fees paid indirectly (Note 6)	(19,176)	(80,385)	—	(6,024)	(2,439)

Net expenses	2,409,425	1,370,879	849,966	1,597,914	598,898

Net investment income (loss)	(1,206,466)	531,584	(599,104)	352,488	(10,288)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	37,298,471	(324,650)	7,337,819	20,841,259	3,242,438
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	434	1,907	—	12,238	(14,577)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—
Net increase from payment by affiliates (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	37,298,905	(322,743)	7,337,819	20,853,497	3,227,861

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(32,110,930)	(15,464,282)	(2,407,865)	(23,224,845)	(4,994,241)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	195	—	(11,000)	(365)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(32,110,930)	(15,464,087)	(2,407,865)	(23,235,845)	(4,994,606)

Net realized and unrealized gain (loss) on investments and foreign currencies	5,187,975	(15,786,830)	4,929,954	(2,382,348)	(1,766,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,981,509	$(15,255,246)	$4,330,850	$(2,029,860)	$(1,777,033)

* Net of foreign withholding taxes on interest and dividends of	$3,568	$5,163	$830	$28,546	$10,926

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2008

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

Investment Income:
Dividends (unaffiliated)	$5,166,417	$15,692,986	$5,279,600	$12,463,186	$6,822,869	$18,988,182
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	471,800	489,339	36,012	1,883,482	764,726	447,178

Total investment income*	5,638,217	16,182,325	5,315,612	14,346,668	7,587,595	19,435,360

Expenses:
Investment advisory and management fees	3,614,271	4,900,952	1,991,263	4,621,587	3,900,193	4,760,188
Service fees:
Class 2	74,525	64,379	30,830	92,921	42,440	117,129
Class 3	845,034	497,536	89,794	795,010	338,933	1,263,181
Custodian and accounting fees	96,433	665,823	188,685	744,110	901,991	534,189
Reports to shareholders	74,498	103,704	67,921	106,259	62,317	116,390
Audit and tax fees	33,333	35,806	42,118	42,118	42,118	39,360
Legal fees	15,319	20,665	13,162	18,543	16,237	19,037
Trustees’ fees and expenses	21,857	29,927	14,102	31,569	19,023	33,418
Interest expense	—	6,558	5,107	—	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,571	21,791	24,226	29,567	17,849	23,081

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,785,841	6,347,141	2,467,208	6,481,684	5,341,101	6,905,973
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(739)	(3,279)	(831)	(1,915)	(8,470)	(3,361)
Fees paid indirectly (Note 6)	(25,083)	(19,225)	—	—	(80,280)	(9,581)

Net expenses	4,760,019	6,324,637	2,466,377	6,479,769	5,252,351	6,893,031

Net investment income (loss)	878,198	9,857,688	2,849,235	7,866,899	2,335,244	12,542,329

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	29,582,371	51,490,091	31,670,899	65,570,603	97,122,551	39,458,541
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(6,124,268)	(349,208)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(252,358)	(61,245)	6,675,527	(1,039,815)	58,002
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—	—
Net increase from payment by affiliates (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	29,582,371	51,237,733	31,609,654	66,121,862	95,733,528	39,516,543

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(49,156,918)	(89,990,485)	(32,610,858)	(49,111,310)	(35,005,978)	(33,040,487)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(5,362,688)	812,501	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2,482,285)	(4,072)	(191,882)	14,741	(73,894)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(375,141)	(85,204)	—

Net unrealized gain (loss) on investments and foreign currencies	(49,156,918)	(92,472,770)	(32,614,930)	(55,041,021)	(34,263,940)	(33,114,381)

Net realized and unrealized gain (loss) on investments and foreign currencies	(19,574,547)	(41,235,037)	(1,005,276)	11,080,841	61,469,588	6,402,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,696,349)	$(31,377,349)	$1,843,959	$18,947,740	$63,804,832	$18,944,491

* Net of foreign withholding taxes on interest and dividends of	$3,690	$1,552,385	$289,056	$1,159,390	$895,051	$1,721,566

** Net of foreign withholding taxes on capital gains of	$—	$—	$17,908	$105,736	$857,111	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$25,385,950	$19,766,518	$37,899,146	$28,838,123	$7,738,419	$3,684,049
Net realized gain (loss) on investments and foreign currencies	10,434	(21,843)	7,360,771	(1,239,424)	2,050,030	(468,397)
Net unrealized gain (loss) on investments and foreign currencies	(3,111,293)	96,212	322,579	2,293,390	20,122,786	1,113,016

Net increase (decrease) in net assets resulting from operations	22,285,091	19,840,887	45,582,496	29,892,089	29,911,235	4,328,668

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(9,354,354)	(5,777,043)	(11,247,572)	(12,417,635)	(535,084)	(8,337,783)
Net investment income — Class 2	(2,193,664)	(1,220,646)	(2,183,600)	(2,448,770)	(78,253)	(1,688,226)
Net investment income — Class 3	(8,218,500)	(4,059,135)	(15,409,120)	(8,810,223)	(242,065)	(3,970,705)
Net realized gain on securities — Class 1	—	—	—	—	(411,185)	(1,723,868)
Net realized gain on securities — Class 2	—	—	—	—	(81,781)	(354,671)
Net realized gain on securities — Class 3	—	—	—	—	(324,474)	(842,768)

Total distributions to shareholders	(19,766,518)	(11,056,824)	(28,840,292)	(23,676,628)	(1,672,842)	(16,918,021)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	203,214,845	83,201,055	218,086,435	119,746,170	65,004,404	21,662,351

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,733,418	91,985,118	234,828,639	125,961,631	93,242,797	9,072,998

NET ASSETS:
Beginning of period	$454,107,889	$362,122,771	$610,527,510	$484,565,879	$154,205,929	$145,132,931

End of period†	$659,841,307	$454,107,889	$845,356,149	$610,527,510	$247,448,726	$154,205,929

† Includes accumulated undistributed net investment income (loss)	$25,385,950	$19,766,518	$37,823,239	$28,757,807	$8,361,113	$3,292,660

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Worldwide
	Bond		High Income		Balanced††

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$26,041,805	$24,484,801	$5,611,202	$5,406,051	$5,196,964	$5,922,536
Net realized gain (loss) on investments and foreign currencies	8,803,092	4,954,684	2,668,629	2,143,788	12,651,438	5,075,068
Net unrealized gain (loss) on investments and foreign currencies	(42,389,635)	10,569,694	(3,477,196)	(737,723)	(15,510,348)	12,258,573

Net increase (decrease) in net assets resulting from operations	(7,544,738)	40,009,179	4,802,635	6,812,116	2,338,054	23,256,177

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(14,470,782)	(17,633,143)	(4,568,451)	(5,652,826)	(4,918,893)	(5,350,945)
Net investment income — Class 2	(2,847,315)	(3,244,268)	(495,749)	(572,318)	(564,189)	(570,632)
Net investment income — Class 3	(7,829,829)	(5,938,610)	(386,894)	(180,145)	(528,238)	(383,729)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(25,147,926)	(26,816,021)	(5,451,094)	(6,405,289)	(6,011,320)	(6,305,306)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(46,659,374)	15,247,476	(3,397,332)	(5,069,670)	(35,454,432)	(47,874,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,352,038)	28,440,634	(4,045,791)	(4,662,843)	(39,127,698)	(30,923,973)

NET ASSETS:
Beginning of period	$366,894,796	$338,454,162	$85,756,691	$90,419,534	$229,993,015	$260,916,988

End of period†	$287,542,758	$366,894,796	$81,710,900	$85,756,691	$190,865,317	$229,993,015

† Includes accumulated undistributed net investment income (loss)	$22,690,923	$21,793,336	$5,787,532	$5,212,177	$5,270,119	$6,011,320

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$29,480,032	$28,848,023	$1,451,239	$1,791,765	$506,753	$524,223
Net realized gain (loss) on investments and foreign currencies	53,787,219	55,573,552	14,631,406	9,185,451	1,250,909	(296,184)
Net unrealized gain (loss) on investments and foreign currencies	(80,374,121)	33,702,709	(9,927,009)	80,223	(2,352,046)	4,639,232

Net increase (decrease) in net assets resulting from operations	2,893,130	118,124,284	6,155,636	11,057,439	(594,384)	4,867,271

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(16,140,662)	(15,608,753)	(1,455,312)	(1,660,450)	(524,223)	(575,936)
Net investment income — Class 2	(3,110,705)	(2,984,453)	(187,609)	(187,981)	—	—
Net investment income — Class 3	(10,059,199)	(5,979,976)	(148,452)	(26,895)	—	—
Net realized gain on securities — Class 1	(28,681,887)	(21,848,855)	—	—	—	—
Net realized gain on securities — Class 2	(5,840,842)	(4,447,339)	—	—	—	—
Net realized gain on securities — Class 3	(19,746,883)	(9,290,154)	—	—	—	—

Total distributions to shareholders	(83,580,178)	(60,159,530)	(1,791,373)	(1,875,326)	(524,223)	(575,936)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	70,916,337	48,483,131	(2,311,901)	766,737	(6,529,141)	(8,016,010)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,770,711)	106,447,885	2,052,362	9,948,850	(7,647,498)	(3,724,675)

NET ASSETS:
Beginning of period	$1,127,595,120	$1,021,147,235	$58,463,880	$48,515,030	$37,908,987	$41,633,662

End of period†	$1,117,824,409	$1,127,595,120	$60,516,242	$58,463,880	$30,261,239	$37,908,987

† Includes accumulated undistributed net investment income (loss)	$29,889,399	$29,284,227	$1,316,120	$1,791,240	$506,753	$524,223

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities††		Value

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$3,839,609	$5,087,866	$2,024,353	$3,593,288	$28,378,514	$20,249,987
Net realized gain (loss) on investments and foreign currencies	67,759,457	88,383,671	24,258,565	21,546,150	268,095,662	159,941,983
Net unrealized gain (loss) on investments and foreign currencies	(73,188,482)	(59,800,653)	(40,451,524)	8,859,784	(309,791,694)	159,242,627

Net increase (decrease) in net assets resulting from operations	(1,589,416)	33,670,884	(14,168,606)	33,999,222	(13,317,518)	339,434,597

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,599,711)	(4,346,355)	(2,329,639)	(2,515,247)	(13,678,269)	(16,914,064)
Net investment income — Class 2	(276,121)	(229,681)	(292,185)	(295,966)	(1,611,738)	(1,907,114)
Net investment income — Class 3	(212,034)	(109,291)	(971,464)	(829,692)	(5,178,645)	(4,144,086)
Net realized gain on securities — Class 1	—	—	(13,227,676)	(1,781,731)	(68,233,462)	—
Net realized gain on securities — Class 2	—	—	(1,797,960)	(228,896)	(9,429,351)	—
Net realized gain on securities — Class 3	—	—	(6,321,522)	(681,454)	(34,046,336)	—

Total distributions to shareholders	(5,087,866)	(4,685,327)	(24,940,446)	(6,332,986)	(132,177,801)	(22,965,264)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(143,411,636)	(180,160,660)	(19,043,085)	(34,009,624)	(163,929,328)	(151,377,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,088,918)	(151,175,103)	(58,152,137)	(6,343,388)	(309,424,647)	165,091,860

NET ASSETS:
Beginning of period	$628,394,549	$779,569,652	$241,733,462	$248,076,850	$2,578,988,413	$2,413,896,553

End of period†	$478,305,631	$628,394,549	$183,581,325	$241,733,462	$2,269,563,766	$2,578,988,413

† Includes accumulated undistributed net investment income (loss)	$3,839,609	$5,087,866	$2,026,536	$3,593,289	$28,336,536	$20,468,651

†† See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth††

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$2,010,821	$2,216,298	$677,344	$264,375	$(145,635)	$67,147
Net realized gain (loss) on investments and foreign currencies	11,835,476	5,660,153	104,132,742	78,168,041	2,881,985	3,167,969
Net unrealized gain (loss) on investments and foreign currencies	(16,410,130)	11,330,418	(95,783,539)	(111,654,082)	(4,534,719)	218,872

Net increase (decrease) in net assets resulting from operations	(2,563,833)	19,206,869	9,026,547	(33,221,666)	(1,798,369)	3,453,988

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,337,422)	(1,661,028)	(264,375)	(839,078)	(214,546)	(54,018)
Net investment income — Class 2	(400,954)	(455,712)	—	—	(60,259)	(10,715)
Net investment income — Class 3	(477,922)	(401,473)	—	—	(261,766)	(3,003)
Net realized gain on securities — Class 1	(3,111,717)	(1,118,219)	—	—	—	—
Net realized gain on securities — Class 2	(985,367)	(324,639)	—	—	—	—
Net realized gain on securities — Class 3	(1,218,785)	(297,282)	—	—	—	—

Total distributions to shareholders	(7,532,167)	(4,258,353)	(264,375)	(839,078)	(536,571)	(67,736)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(19,610,584)	(7,625,231)	(178,253,326)	(120,136,896)	35,073,413	38,844

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,706,584)	7,323,285	(169,491,154)	(154,197,640)	32,738,473	3,425,096

NET ASSETS:
Beginning of period	$108,277,280	$100,953,995	$931,507,959	$1,085,705,599	$30,018,724	$26,593,628

End of period†	$78,570,696	$108,277,280	$762,016,805	$931,507,959	$62,757,197	$30,018,724

† Includes accumulated undistributed net investment income (loss)	$2,010,821	$2,216,298	$677,178	$264,375	$(345,351)	$189,966

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth††		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$1,713,347	$2,419,294	$(115,517)	$(143,728)	$109,614	$117,593
Net realized gain (loss) on investments and foreign currencies	23,483,896	22,872,801	22,283,849	12,859,683	2,305,162	3,260,433
Net unrealized gain (loss) on investments and foreign currencies	(17,369,231)	2,009,577	(23,878,393)	(1,820,616)	(1,662,510)	(297,836)

Net increase (decrease) in net assets resulting from operations	7,828,012	27,301,672	(1,710,061)	10,895,339	752,266	3,080,190

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,659,763)	(1,176,025)	—	(36,520)	(75,762)	(56,224)
Net investment income — Class 2	(273,042)	(158,579)	—	—	(20,413)	(11,405)
Net investment income — Class 3	(547,777)	(267,270)	—	—	(21,418)	(1,201)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(2,480,582)	(1,601,874)	—	(36,520)	(117,593)	(68,830)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(49,045,033)	(47,940,039)	16,358,105	(52,709,515)	(2,900,682)	(8,222,281)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,697,603)	(22,240,241)	14,648,044	(41,850,696)	(2,266,009)	(5,210,921)

NET ASSETS:
Beginning of period	$248,583,994	$270,824,235	$173,902,213	$215,752,909	$47,564,087	$52,775,008

End of period†	$204,886,391	$248,583,994	$188,550,257	$173,902,213	$45,298,078	$47,564,087

† Includes accumulated undistributed net investment income (loss)	$1,722,235	$2,480,583	$—	$(56)	$109,757	$117,593

†† See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth††

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$6,530,247	$4,028,832	$241,641	$(13,974)	$(1,206,466)	$343,790
Net realized gain (loss) on investments and foreign currencies	34,962,256	46,704,126	1,315,480	1,066,139	37,298,905	18,110,251
Net unrealized gain (loss) on investments and foreign currencies	(116,620,420)	37,954,834	(11,704,860)	2,266,075	(32,110,930)	(17,546,997)

Net increase (decrease) in net assets resulting from operations	(75,127,917)	88,687,792	(10,147,739)	3,318,240	3,981,509	907,044

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,881,161)	(2,274,465)	—	(1,128)	(258,731)	—
Net investment income — Class 2	(369,809)	(434,179)	—	—	(52,246)	—
Net investment income — Class 3	(1,789,510)	(1,009,486)	—	—	(34,300)	—
Net realized gain on securities — Class 1	(19,754,822)	(16,456,154)	(114,436)	(721,618)	—	—
Net realized gain on securities — Class 2	(4,327,148)	(3,462,065)	—	—	—	—
Net realized gain on securities — Class 3	(22,559,589)	(8,609,102)	(937,729)	(1,031,055)	—	—

Total distributions to shareholders	(50,682,039)	(32,245,451)	(1,052,165)	(1,753,801)	(345,277)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	29,182,037	55,712,868	62,403,320	27,015,747	(34,554,719)	(27,452,004)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,627,919)	112,155,209	51,203,416	28,580,186	(30,918,487)	(26,544,960)

NET ASSETS:
Beginning of period	$363,945,505	$251,790,296	$38,907,704	$10,327,518	$245,276,580	$271,821,540

End of period†	$267,317,586	$363,945,505	$90,111,120	$38,907,704	$214,358,093	$245,276,580

† Includes accumulated undistributed net investment income (loss)	$6,471,595	$4,040,453	$241,641	$—	$—	$345,174

†† See Note 1
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth††

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$531,584	$1,000,975	$(599,104)	$(339,769)	$352,488	$138,736
Net realized gain (loss) on investments and foreign currencies	(322,743)	17,261,104	7,337,819	2,033,257	20,853,497	7,565,930
Net unrealized gain (loss) on investments and foreign currencies	(15,464,087)	999,785	(2,407,865)	930,482	(23,235,845)	6,325,496

Net increase (decrease) in net assets resulting from operations	(15,255,246)	19,261,864	4,330,850	2,623,970	(2,029,860)	14,030,162

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(778,938)	(149,982)	—	—	(112,785)	—
Net investment income — Class 2	(61,202)	—	—	—	(26,652)	—
Net investment income — Class 3	(84,314)	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	(2,825,015)	(4,253,189)
Net realized gain on securities — Class 2	—	—	—	—	(2,086,488)	(2,671,960)
Net realized gain on securities — Class 3	—	—	—	—	(2,479,170)	(2,348,339)

Total distributions to shareholders	(924,454)	(149,982)	—	—	(7,530,110)	(9,273,488)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(33,557,722)	(39,436,547)	5,028,272	31,689,318	(13,765,087)	(4,389,605)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,737,422)	(20,324,665)	9,359,122	34,313,288	(23,325,057)	367,069

NET ASSETS:
Beginning of period	$181,727,454	$202,052,119	$65,753,129	$31,439,841	$158,298,363	$157,931,294

End of period†	$131,990,032	$181,727,454	$75,112,251	$65,753,129	$134,973.306	$158,298,363

† Includes accumulated undistributed net investment income (loss)	$532,486	$963,995	$—	$—	$364,726	$139,437

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Small &		International
			Mid Cap		Growth and
	Technology		Value		Income

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$(10,288)	$(295,115)	$878,198	$1,778,568	$9,857,688	$8,354,917
Net realized gain (loss) on investments and foreign currencies	3,227,861	490,489	29,582,371	17,210,720	51,237,733	67,938,206
Net unrealized gain (loss) on investments and foreign currencies	(4,994,606)	(2,458,205)	(49,156,918)	11,388,444	(92,472,770)	7,687,350

Net increase (decrease) in net assets resulting from operations	(1,777,033)	(2,262,831)	(18,696,349)	30,377,732	(31,377,349)	83,980,473

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(4,989,415)	(3,886,371)
Net investment income — Class 2	—	—	(255,200)	(77,122)	(632,146)	(489,290)
Net investment income — Class 3	—	—	(1,523,368)	(185,625)	(3,184,668)	(1,056,773)
Net realized gain on securities — Class 1	—	—	—	—	(36,064,990)	(3,649,229)
Net realized gain on securities — Class 2	—	—	(2,134,206)	(2,741,083)	(4,957,112)	(505,036)
Net realized gain on securities — Class 3	—	—	(15,360,009)	(14,430,925)	(26,367,575)	(1,167,195)

Total distributions to shareholders	—	—	(19,272,783)	(17,434,755)	(76,195,906)	(10,753,894)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	8,644,884	(5,558,090)	82,682,953	68,471,967	136,917,406	49,089,880

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,867,851	(7,820,921)	44,713,821	81,414,944	29,344,151	122,316,459

NET ASSETS:
Beginning of period	$39,502,879	$47,323,800	$340,125,296	$258,710,352	$496,007,085	$373,690,626

End of period†	$46,370,730	$39,502,879	$384,839,117	$340,125,296	$525,351,236	$496,007,085

† Includes accumulated undistributed net investment income (loss)	$(124)	$—	$878,198	$1,778,568	$9,548,811	$8,379,204

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$2,849,235	$2,828,110	$7,866,899	$7,782,041
Net realized gain (loss) on investments and foreign currencies	31,609,654	21,807,819	66,121,862	24,020,963
Net unrealized gain (loss) on investments and foreign currencies	(32,614,930)	16,962,378	(55,041,021)	43,959,472

Net increase (decrease) in net assets resulting from operations	1,843,959	41,598,307	18,947,740	75,762,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,351,714)	(1,848,457)	(3,806,811)	(780,938)
Net investment income — Class 2	(221,717)	(143,341)	(1,219,334)	(182,106)
Net investment income — Class 3	(393,404)	(181,816)	(6,289,323)	(545,445)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(2,966,835)	(2,173,614)	(11,315,468)	(1,508,489)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(40,005,405)	(29,443,793)	336,980	18,824,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,128,281)	9,980,900	7,969,252	93,078,700

NET ASSETS:
Beginning of period	$259,775,233	$249,794,333	$521,183,512	$428,104,812

End of period†	$218,646,952	$259,775,233	$529,152,764	$521,183,512

† Includes accumulated undistributed net investment income (loss)	$2,796,200	$2,723,654	$13,143,823	$9,451,409

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$2,335,244	$2,814,873	$12,542,329	$8,687,800
Net realized gain (loss) on investments and foreign currencies	95,733,528	51,521,179	39,516,543	17,208,924
Net unrealized gain (loss) on investments and foreign currencies	(34,263,940)	(13,706,950)	(33,114,381)	70,415,376

Net increase (decrease) in net assets resulting from operations	63,804,832	40,629,102	18,944,491	96,312,100

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,736,654)	(1,540,321)	—	—
Net investment income — Class 2	(521,224)	(194,885)	(1,386,202)	(730,187)
Net investment income — Class 3	(2,588,477)	(508,352)	(8,916,961)	(3,710,441)
Net realized gain on securities — Class 1	(24,947,445)	(26,094,984)	—	—
Net realized gain on securities — Class 2	(3,708,660)	(3,716,353)	(2,195,090)	(976,538)
Net realized gain on securities — Class 3	(19,160,268)	(10,561,214)	(14,777,696)	(5,387,925)

Total distributions to shareholders	(54,662,728)	(42,616,109)	(27,275,949)	(10,805,091)

Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	60,140,215	52,182,591	24,267,781	54,481,403

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,282,319	50,195,584	15,936,323	139,988,412

NET ASSETS:
Beginning of period	$287,022,698	$236,827,114	$531,256,201	$391,267,789

End of period†	$356,305,017	$287,022,698	$547,192,524	$531,256,201

† Includes accumulated undistributed net investment income (loss)	$2,537,961	$5,638,277	$11,143,936	$8,846,768

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

On May 1, 2007, the names of the SunAmerica Balanced Portfolio, Federated American Leaders Portfolio, Goldman Sachs Research Portfolio, Putnam Growth: Voyager Portfolio, MFS Mid-Cap Growth Portfolio, and the Marsico Growth Portfolio, were changed to the Balanced Portfolio, Equity Opportunities Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Mid-Cap Growth Portfolio, and the Marsico Focused Growth Portfolio, respectively.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield bonds.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The Emerging Markets Portfolio  seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio  seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At January 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Blue Chip Growth	3.01%	$1,894,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated January 31, 2008, bearing interest at a rate of 1.25% per annum, with a principal amount of $62,951,000 a repurchase price of $62,953,185 and a maturity date of February 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	8.13%	08/15/19	$62,951,000	$64,211,125

At January 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	2.16%	$7,550,000
Aggressive Growth	6.62	23,156,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Securities LLC., dated January 31, 2008, bearing interest at a rate of 1.60% per annum, with a principal amount of $350,000,000 a repurchase price of $350,015,556 and a maturity date of February 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	2.00%	01/15/26	$152,942,000	$156,001,690
U.S. Treasury Bonds	1.75	01/15/28	197,058,000	201,000,000

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the year ended January 31, 2008, the Balanced Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts account for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Balanced Portfolio had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (“the broker”). The Portfolios’ activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At January 31, 2008, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Worldwide High Income Portfolio and the International Diversified Equities Portfolio include amounts set aside for margin requirements for open futures contracts.

Options:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended January 31, 2008 the following Portfolios had options written:

	Written Options
	Worldwide High
	Income Portfolio		Balanced Portfolio
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding as of January 31, 2007	(7,694,839)	$(165,898)	(44)	$(2,279)
Options written	(14,364,050)	(364,963)	(174)	(52,284)
Options terminated in closing purchase transactions	22,058,889	530,861	119	25,281
Options exercised	—	—	—	—
Options expired (written)	—	—	56	3,181

Options outstanding as of January 31, 2008	—	$—	(43)	$(26,101)

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Swap Contracts:  Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. The Portfolios amortize upfront payments and receipts on the swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

At January 31, 2008, the due to broker as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for collateral for swap contracts.

3. New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of January 31, 2008, the management of the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

4. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2008
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$25,385,950	$(892,062)	$(3,116,779)	$19,766,518	$—
Corporate Bond	37,917,598	(8,486,058)	1,221,025	28,840,292	—
Global Bond	10,497,733	—	20,860,398	1,314,755	358,087
High-Yield Bond	26,848,916	(92,889,374)	(16,391,953)	25,147,926	—
Worldwide High Income	6,047,781	(27,357,082)	(1,516,413)	5,451,095	—
Balanced	5,270,199	(93,465,435)	359,976	6,011,320	—
MFS Total Return	40,565,585	54,404,171	17,144,611	35,539,485	48,040,693
Telecom Utility	1,215,661	(25,674,156)	(2,678,874)	1,791,373	—
Equity Index	504,852	(2,800,023)	1,464,610	524,223	—
Growth-Income	3,839,610	44,109,964	85,386,810	5,087,866	—
Equity Opportunities	10,302,590	19,164,040	(12,384,146)	7,327,233	17,613,213
Davis Venture Value	35,917,875	255,288,656	676,662,102	20,468,652	111,709,149
“Dogs” of Wall Street	4,571,254	8,280,599	(5,398,227)	3,717,802	3,814,365
Alliance Growth	491,328	(700,007,669)	27,476,589	264,375	—
Capital Growth	—	(8,848,593)	(1,605,268)	536,571	—
MFS Massachusetts Investor Trust	1,722,702	(7,296,490)	24,877,615	2,480,582	—
Fundamental Growth	—	(145,770,804)	(3,009,974)	—	—
Blue Chip Growth	109,758	(1,787,849)	1,847,212	117,593	—
Real Estate	7,843,361	35,086,928	3,161,744	6,418,346	44,263,693
Small Company Value	748,618	808,503	(6,188,323)	74,800	977,365
Mid-Cap Growth	—	(163,972,247)	(1,306,068)	345,277	—
Aggressive Growth	533,040	(153,499,310)	(7,743,508)	924,454	—
Growth Opportunities	—	(9,181,170)	2,450,185	—	—
Marsico Focused Growth	2,017,129	19,342,862	23,694,739	139,437	7,390,673
Technology	—	(52,734,859)	(3,173,900)	—	—
Small & Mid Cap Value	6,060,855	24,399,717	(4,257,173)	4,806,073	14,466,710
International Growth & Income	30,466,753	33,903,929	(15,031,684)	36,599,692	39,596,215
Global Equities	3,532,656	(76,140,987)	11,719,284	2,966,835	—
International Diversified Equities	15,072,199	11,344,601	91,543,537	11,315,468	—

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2008
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Emerging Markets	69,991,912	28,799,006	7,689,504	33,596,165	21,066,562
Foreign Value	16,748,926	36,175,564	115,974,334	11,862,116	15,413,833

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For The Year Ended
	January 31, 2007
		Long-Term
	Ordinary	Capital
	Income	Gains

Cash Management	$11,056,824	$—
Corporate Bond	23,676,628	—
Global Bond	15,099,625	1,818,396
High-Yield Bond	26,816,021	—
Worldwide High Income	6,405,289	—
Balanced	6,305,306	—
MFS Total Return	27,700,407	32,459,123
Telecom Utility	1,875,326	—
Equity Index	575,936	—
Growth-Income	4,685,327	—
Equity Opportunities	3,640,905	2,692,081
Davis Venture Value	22,965,264	—
“Dogs” of Wall Street	2,518,213	1,740,140
Alliance Growth	839,078	—
Capital Growth	67,736	—
MFS Massachusetts Investor Trust	1,601,874	—
Fundamental Growth	36,520	—
Blue Chip Growth	68,830	—
Real Estate	4,037,137	28,208,313
Small Company Value	104,859	1,648,942
Mid-Cap Growth	—	—
Aggressive Growth	149,982	—
Growth Opportunities	—	—
Marsico Focused Growth	—	9,273,488
Technology	—	—
Small & Mid Cap Value	4,405,088	13,029,667
International Growth & Income	5,432,434	5,321,460
Global Equities	2,173,614	—
International Diversified Equities	1,508,489	—
Emerging Markets	11,283,931	31,332,178
Foreign Value	5,698,106	5,106,985

As of January 31, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2010	2011	2012	2013	2014	2015

Cash Management	$805,188	$—	$5,964	$12,138	$46,929	$21,843
Corporate Bond	—	6,951,434	328,606	—	—	1,206,018
High-Yield Bond	19,999,848	72,889,526	—	—	—	—
Worldwide High Income	598,103	13,010,822	13,748,157	—	—	—
Balanced		65,929,711	27,535,724
MFS Total Return*	245,889	201,673	—	—	—	—
Telecom Utility	—	23,392,939	2,281,217	—	—	—
Equity Index	—	1,843,673	106,692	362,808	363,357	123,493
Davis Venture Value*	—	858,225	—	—	—	—
Alliance Growth	205,190,765	376,313,238	118,503,666	—	—	—
Capital Growth	—	8,848,593	—	—	—	—
MFS Massachusetts Investor Trust	—	3,296,610	3,999,880	—	—	—
Fundamental Growth	48,482,224	90,998,548	6,290,032	—	—	—
Blue Chip Growth	—	909,959	877,890	—	—	—
Mid-Cap Growth	—	163,972,247	—	—	—	—
Aggressive Growth	65,475,104	73,587,791	14,436,415	—	—	—
Growth Opportunities	—	9,181,170	—	—	—	—
Technology	25,459,973	22,987,768	3,503,244	—	783,874	—
Global Equities	—	51,176,204	24,964,783	—	—	—

*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax law.

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2008.

Capital Loss
Carryforward
Portfolio	Utilized

Cash Management	$11,324
Corporate Bond	7,459,308
High-Yield Bond	8,935,058
Worldwide High Income	2,224,312
Balanced	12,966,785
MFS Total Return	232,000
Telecom Utility	14,769,537
Equity Index	868,803
Growth-Income	23,649,493
Davis Venture Value	286,075
Alliance Growth	104,615,930
Capital Growth	4,358,526
MFS Massachusetts Investor Trust	22,482,865
Fundamental Growth	22,723,025
Blue Chip Growth	2,243,289
Mid-Cap Growth	43,934,831
Aggressive Growth	21,519,728
Growth Opportunities	7,323,127
Technology	5,947,956
Global Equities	33,802,233
International Diversified Equities	48,033,286

Under the current law, capital losses related to securities realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2008, the Funds elected to defer capital losses as follows:

	Deferred	Deferred	Deferred
	Post-October	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss	PFIC Loss

Cash Management	$890	$—	$—

MFS Total Return	10,374,195	18,528	—
Telecom Utility	—	65,214	—
Equity Opportunities#	2,532,204	—	—
Davis Venture Value		66,437	—
Capital Growth#	1,191,582	10,064	—
MFS Massachusetts Investors	—	468	—
Real Estate	—	79,588	926,794
Mid-Cap Growth#	6,678,204	—	—
Aggressive Growth	20,666,044	554	—
Technology	1,852,589	124	—
International Growth & Income	—	6,137,236	—
Global Equities	—	—	300,319
International Diversified Equities	—	—	609,365
Emerging Markets	—	108,982	—
Foreign Value	—	53,576	161,367

#	See Note 1.

For the period ended January 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain
Portfolio	(Loss)	(Loss)	Capital Paid-in

Cash Management	$—	$—	$—
Corporate Bond	6,578	(6,578)	—
Global Bond	(1,814,564)	1,814,564	—
High-Yield Bond	3,708	(3,708)	—
Worldwide High Income	415,247	(415,247)	—
Balanced	73,155	(73,155)	—
MFS Total Return	435,706	(435,706)	—
Telecom Utility	(134,987)	134,987	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	2,182	(2,185)	3
Davis Venture Value	(41,977)	41,977	—
“Dogs” of Wall Street	—	2	(2)
Alliance Growth	(166)	166	—
Capital Growth	146,889	22,827	(169,716)
MFS Massachusetts Investor Trust	8,887	(8,887)	—
Fundamental Growth	115,573	(2,048)	(113,525)
Blue Chip Growth	143	(143)	—
Real Estate	(58,625)	58,625	—
Small Company Value	—	(13,976)	13,976
Mid-Cap Growth	1,206,569	48	(1,206,617)
Aggressive Growth	(38,639)	38,639	—
Growth Opportunities	599,104	—	(599,104)
Marsico Focused Growth	12,238	(12,238)	—
Technology	10,164	14,577	(24,741)
Small & Mid Cap Value	—	—	—

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain
Portfolio	(Loss)	(Loss)	Capital Paid-in

International Growth & Income	118,148	(118,148)	—
Global Equities	190,146	(190,146)	—
International Diversified Equities	7,140,983	(7,140,983)	—
Emerging Markets	1,410,795	(1,410,795)	—
Foreign Value	58,002	(58,002)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Cash Management	$110,101	$(3,226,879)	$(3,116,778)	$664,345,055
Corporate Bond	18,745,449	(17,524,424)	1,221,025	841,648,426
Global Bond	18,263,032	(732,544)	17,530,488	224,280,401
High-Yield Bond	10,055,256	(27,671,066)	(16,351,788)	293,696,799
Worldwide High Income	3,881,788	(5,403,704)	(1,521,916)	82,028,622
Balanced	9,118,401	(8,742,268)	376,133	214,459,912
MFS Total Return	68,427,624	(51,288,140)	17,138,814	1,093,244,636
Telecom Utility	2,775,214	(5,454,511)	(2,679,297)	62,944,573
Equity Index	8,098,220	(6,635,511)	1,464,610	28,779,559
Growth-Income	112,536,644	(27,149,834)	85,386,810	389,781,282
Equity Opportunities	7,442,035	(19,826,181)	(12,384,146)	195,645,370
Davis Venture Value	760,827,880	(84,173,437)	676,654,443	1,588,606,712
“Dogs” of Wall Street	5,155,860	(10,554,087)	(5,398,227)	84,021,335
Alliance Growth	62,313,710	(34,837,121)	27,476,589	733,739,576
Capital Growth	2,860,671	(4,465,939)	(1,605,268)	64,419,165
MFS Massachusetts Investors Trust	35,749,217	(10,875,351)	24,873,866	179,709,383
Fundamental Growth	8,765,072	(11,775,483)	(3,010,411)	192,307,103
Blue Chip Growth	3,872,981	(2,025,769)	1,847,212	43,269,666
Real Estate	22,801,477	(19,639,724)	3,161,753	264,335,554
Small Company Value	5,732,044	(11,920,367)	(6,188,323)	96,265,043
Mid-Cap Growth	14,292,984	(15,599,052)	(1,306,068)	217,321,050
Aggressive Growth	1,104,228	(8,847,736)	(7,743,508)	142,846,326
Growth Opportunities	6,325,566	(3,875,381)	2,450,185	71,536,441
Marsico Focused Growth	27,136,404	(3,448,592)	23,687,812	113,208,676
Technology	333,981	(3,507,516)	(3,173,535)	50,702,153
Small & Mid Cap Value	40,606,875	(44,864,048)	(4,257,173)	389,594,592
International Growth and Income	37,940,447	(52,962,941)	(15,022,494)	541,430,654
Global Equities	19,747,867	(8,029,156)	11,178,711	206,069,487
International Diversified Equities	119,039,658	(23,595,282)	95,444,376	423,143,006
Emerging Markets	37,943,979	(30,088,571)	7,855,408	336,730,284
Foreign Value	133,609,764	(17,589,702)	116,020,062	427,330,035

5. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  AIG SunAmerica Asset Management Corp. (“AIG SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”), as amended, with AIG SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that AIG SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, “Dogs” of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, AIG SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%

Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%

Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%

High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%

Worldwide High Income	$0-$350 million	0.80%
	> $350 million	0.75%

Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%

MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%

Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%

Equity Index††	> $0	0.40%

Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%

Equity Opportunities*	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%

Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%

“Dogs” of Wall Street	> $0	0.60%

Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%

Capital Growth†	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%

MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%

Fundamental Growth†	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%

Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%

Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%

Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%

Mid-Cap Growth**	$0-$100 million	0.80%
	> $100 million	0.75%

Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%

Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%

Marsico Focused Growth	> $0	0.85%
Technology†††	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%

Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%

International Growth and	$0-$150 million	1.00%
Income	> $150 million	0.90%
	> $300 million	0.80%

Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%

International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%

Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%

Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

*	Prior to May 1, 2007, the management fees for the Equity Opportunities Portfolio were 0.75% on the first $150 million, 0.60% on the next $350 million and 0.50% on assets over $500 million.
**	Prior to May 1, 2007, the management fees for the Mid-Cap Growth Portfolio were 0.75% on the first $600 million, 0.70% on the next $900 million, and 0.65% on assets over $1.5 billion.
†	The Adviser voluntarily agreed, until further notice, to waive 0.05% and 0.10% of the investment advisory fees for the Capital Growth Portfolio and the Fundamental Growth Portfolio, respectively. Effective May 1, 2007, this voluntary agreement was discontinued for the Fundamental Growth Portfolio.
††	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index Portfolio.
†††	Effective November 1, 2007 the Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.

For the year ended January 31, 2008, the amount of the investment advisory fees waived were $17,906, $22,067, $40,172 and $13,700, for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio and Technology Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of AIG SAAMCo, which pays the subadvisers’ fees.

Effective May 1, 2007, OppenheimerFunds, Inc. replaced Federated Equity Management Company of Pennsylvania and Goldman Sachs Asset Management, L.P. as the subadviser to the Equity Opportunities Portfolio and the Capital Growth Portfolio, respectively; J.P. Morgan Investment Management, Inc. replaced Massachusetts Financial Services Company as the subadviser to the Mid-Cap Growth Portfolio; Wells Capital Management, Inc. replaced Putnam Investment Management, LLC as the subadviser to the Fundamental Growth Portfolio; Columbia Management Advisors, LLC replaced Morgan Stanley Investment Management, Inc (dba-Van Kampen) as the subadviser to the Technology Portfolio; and Massachusetts Financial Services Company replaced Federated Equity Management Company of Pennsylvania as the subadviser to the Telecom Utility Portfolio.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

Columbia Management Advisors, LLC	Cash Management Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	Worldwide High Income International Diversified Equities Growth Opportunities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth*

*	Prior to May 1, 2007, Putnam Investment Management, LLC, as the subadviser to the Fundamental Growth Portfolio (formerly, Putnam Growth: Voyager Portfolio) waived 0.10% of the subadvisory fees for the Portfolio. The waiver arrangement was terminated effective May 1, 2007. For the year ended January 31, 2008, the amount of the subadvisory fees waived was $40,172.

The portion of the investment advisory fees received by AIG SAAMCo which are paid by AIG SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%

Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%

Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%

Worldwide High Income	$0-$350 million	0.45%
	> $350 million	0.40%

Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%

MFS Total Return	> $0	0.375%

Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%

Equity Index	> $0	0.125%

Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%

Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%

Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%

Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%

Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%

MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%

Fundamental Growth	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%

Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%

Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%

Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%

Growth Opportunities	> $0	0.50%
Marsico Focused Growth	> $0	0.45%

Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%

Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%

International Growth and	$0-$150 million	0.65%
Income	> $150 million	0.55%
	> $300 million	0.45%

Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%

International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%

Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%

Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets:

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Capital Growth	1.35	1.50	1.60
Blue Chip Growth	0.85	1.00	1.10
Small Company Value	1.60	—	1.85
Growth Opportunities	1.00	1.15	1.25

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the year ended January 31, 2008, AIG SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$33,756
Blue Chip Growth	30,575

For the year ended January 31, 2008, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$60,245
Blue Chip Growth	—	40,296
Small Company Value	4,645	—

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On June 5, 2007, the Equity Opportunities Portfolio purchased 100 shares of Transatlantic Holdings, Inc., common stock. The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of AIG SAAMCo. The transaction resulted in no gain or loss to the Portfolio.

On June 13, 2007, AIG SAAMCo made the following payments to the Portfolios set forth below, which represent the net difference between amounts realized by those Portfolios upon the disposition of AIG stock (including AIG stock that converted from American General Corp. Stock upon the acquisition of American General Corp. by AIG), and amounts those Portfolios would have realized had they sold such stock on the dates that AIG SunAmerica Asset Management Corp. became affiliated with AIG and American General Corp., as the case may be, based on closing prices with respect to such dates (January 1, 1999 and August 29, 2001), respectively.

Portfolio	Amount

MFS Total Return	$55,103
MFS Massachusetts Investors Trust	33,662

On January 9, 2007, the Real Estate Portfolio purchased 12,500 additional shares of Digital Realty Trust, Inc. causing the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer as applied to 75% of the value of the Portfolio’s total assets. On January 11, 2008, 12,500 shares of Digital Realty Trust, Inc. were sold resulting in a gain of $4,588 to the Portfolio.

On September 28, 2007, the Cash Management Portfolio purchased $22,000,000 par amount of Surrey Funding Corp. 5.75% due 10/1/07 and $23,000,000 par amount of North Sea Funding LLC 5.75% due 10/1/07. Both securities had an industry classification of Securities Holding Company. As a result of the purchases, the Portfolio’s holdings exceeded 25% in a single industry, which is prohibited by the Portfolio’s registration statement. Both securities matured on October 1, 2007, which reduced the Securities Holding Companies industry to less than the 25% limit. The subsequent maturities did not result in a gain or loss to the Portfolio.

From August 1, 2007 thru August 15, 2007, the Balanced Portfolio made seven purchases of Lazard, Ltd., a Master Limited Partnership, totaling 6,300 shares. The Portfolio has an investment restriction which prohibits it from investing in Master Limited Partnerships. From August 23, 2007 through September 14, 2007, the 6,300 shares of Lazard, Ltd. were sold at a gain of $14,730.

6. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the period ended January 31, 2008, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$13,805
MFS Total Return	98,804
Telecom Utility	11,068
Growth-Income	29,240
Equity Opportunities	51,683
Davis Venture Value	77,415
“Dogs” of Wall Street	10,479
Alliance Growth	89,745
Capital Growth	1,988
MFS Massachusetts Investors Trust	18,958
Fundamental Growth	49,172
Blue Chip Growth	3,348
Mid-Cap Growth	19,176
Aggressive Growth	80,385
Marsico Focused Growth	6,024
Technology	2,439
Small & Mid Cap Value	25,083
International Growth and Income	19,225
Emerging Markets	80,280
Foreign Value	9,581

7. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2008 were as follows:

	Purchases of	Sales of
	portfolio	portfolio
	securities	securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	283,816,865	82,955,207	151,245,593	117,826,118
Global Bond	97,583,800	70,108,694	38,195,467	21,118,243
High-Yield Bond	257,475,137	286,361,152	—	—
Worldwide High Income	29,477,854	25,506,254	2,355,434	823,428
Balanced	152,147,905	180,065,496	16,901,927	28,779,562
MFS Total Return	581,530,209	567,563,575	107,942,305	88,857,151
Telecom Utility	100,566,462	99,913,610	—	—
Equity Index	762,000	7,059,704	—	—
Growth-Income	192,580,667	335,389,928	—	—
Equity Opportunities	368,301,756	397,543,158	—	—
Davis Venture Value	360,486,581	640,439,237	—	—
“Dogs” of Wall Street	56,223,602	75,888,151	—	—
Alliance Growth	977,932,645	1,148,591,769	—	—
Capital Growth	86,849,873	52,806,103	—	—
MFS Massachusetts Investors Trust	53,296,926	102,164,049	—	—
Fundamental Growth	347,833,352	341,522,416	—	—
Blue Chip Growth	33,218,533	35,801,846	—	—
Real Estate	190,520,167	179,579,584	—	—
Small Company Value	63,999,606	1,760,651	—	—
Mid Cap Growth	444,745,202	486,059,348	—	—
Aggressive Growth	444,927,575	498,305,457	—	—
Growth Opportunities	165,022,425	155,301,055	—	—
Marsico Focused Growth	110,470,419	132,479,880	—	—
Technology	143,151,163	136,909,616	—	—
Small & Mid Cap Value	182,350,478	100,013,609	—	—
International Growth and Income	533,657,400	469,001,923	—	—
Global Equities	291,098,768	329,384,990	—	—
International Diversified Equities	136,183,133	149,794,559	—	—
Emerging Markets	609,105,064	614,839,912	—	—
Foreign Value	94,745,379	88,982,733	—	—

8. Substitutions:  As of November 17, 2006, Davis Venture Value Portfolio acquired shares of Equity Income Portfolio in exchange for securities as part of a substitution. The transaction resulted in the fair market value of securities received in the amount of $4,794,982. The cost basis of the securities received for both financial and federal income tax reporting purposes was equal to the fair market value of the securities received on November 17, 2006, the purchase date.

9. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	48,609,986	$548,033,516	37,256,632	$412,525,036	8,728,749	$98,167,591	5,094,206	$56,264,664
Reinvested dividends	842,797	9,354,354	525,920	5,777,043	197,913	2,193,664	111,263	1,220,646
Shares redeemed	(42,730,546)	(482,299,689)	(35,878,628)	(397,699,696)	(7,258,802)	(81,780,839)	(4,710,769)	(52,147,853)

Net increase (decrease)	6,722,237	$75,088,181	1,903,924	$20,602,383	1,667,860	$18,580,416	494,700	$5,337,457

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	35,152,616	$395,020,430	20,682,535	$228,372,449
Reinvested dividends	742,382	8,218,500	370,409	4,059,135
Shares redeemed	(26,118,523)	(293,692,682)	(15,868,686)	(175,170,369)

Net increase (decrease)	9,776,475	$109,546,248	5,184,258	$57,261,215

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,847,684	$58,018,446	5,280,075	$61,919,237	831,065	$9,922,870	744,252	$8,709,669
Reinvested dividends	961,494	11,247,572	1,078,047	12,417,635	186,894	2,183,600	212,834	2,448,770
Shares redeemed	(5,981,200)	(71,525,769)	(6,239,377)	(73,205,920)	(1,144,446)	(13,650,869)	(1,277,231)	(14,975,502)

Net increase (decrease)	(172,022)	$(2,259,751)	118,745	$1,130,952	(126,487)	$(1,544,399)	(320,145)	$(3,817,063)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	22,580,190	$269,063,064	12,561,647	$147,104,236
Reinvested dividends	1,320,724	15,409,120	766,696	8,810,223
Shares redeemed	(5,247,660)	(62,581,599)	(2,863,060)	(33,482,178)

Net increase (decrease)	18,653,254	$221,890,585	10,465,283	$122,432,281

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,655,343	$42,122,944	1,322,378	$15,265,240	527,657	$6,058,035	351,832	$4,027,180
Reinvested dividends	84,036	946,269	960,659	10,061,651	14,277	160,034	195,929	2,042,897
Shares redeemed	(2,638,248)	(29,712,166)	(2,597,368)	(29,844,682)	(462,374)	(5,186,796)	(428,374)	(4,893,924)

Net increase (decrease)	1,101,131	$13,357,047	(314,331)	$(4,517,791)	79,560	$1,031,273	119,387	$1,176,153

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	6,076,814	$69,536,614	2,514,151	$28,570,910
Reinvested dividends	50,672	566,539	462,797	4,813,473
Shares redeemed	(1,723,108)	(19,487,069)	(737,340)	(8,380,394)

Net increase (decrease)	4,404,378	$50,616,084	2,239,608	$25,003,989

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,276,099	$62,244,615	9,796,770	$73,295,189	1,560,985	$11,613,012	1,616,067	$12,097,200
Reinvested dividends	2,012,756	14,470,782	2,417,092	17,633,143	396,766	2,847,315	445,457	3,244,268
Shares redeemed	(17,975,557)	(133,597,938)	(14,926,375)	(111,239,668)	(3,162,826)	(23,217,088)	(2,076,268)	(15,483,087)

Net increase (decrease)	(7,686,702)	$(56,882,541)	(2,712,513)	$(20,311,336)	(1,205,075)	$(8,756,761)	(14,744)	$(141,619)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	8,517,089	$63,202,439	8,134,441	$60,670,905
Reinvested dividends	1,092,330	7,829,829	816,236	5,938,610
Shares redeemed	(7,091,580)	(52,052,340)	(4,150,815)	(30,909,084)

Net increase (decrease)	2,517,839	$18,979,928	4,799,862	$35,700,431

	Worldwide High Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,480,149	$11,551,336	1,859,105	$14,316,689	154,444	$1,201,725	183,749	$1,410,760
Reinvested dividends	601,403	4,568,451	763,429	5,652,826	65,506	495,749	77,558	572,318
Shares redeemed	(3,055,425)	(23,754,659)	(3,394,086)	(26,123,089)	(264,083)	(2,046,029)	(317,498)	(2,431,834)

Net increase (decrease)	(973,873)	$(7,634,872)	(771,552)	$(6,153,574)	(44,133)	$(348,555)	(56,191)	$(448,756)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	791,785	$6,108,643	219,875	$1,682,213
Reinvested dividends	51,218	386,894	24,452	180,145
Shares redeemed	(250,050)	(1,909,442)	(42,968)	(329,698)

Net increase (decrease)	592,953	$4,586,095	201,359	$1,532,660

	Balanced Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	624,203	$9,700,583	706,761	$10,193,464	127,442	$1,970,211	93,800	$1,343,505
Reinvested dividends	311,833	4,918,893	368,609	5,350,945	35,803	564,189	39,347	570,632
Shares redeemed	(3,245,866)	(50,302,090)	(4,370,675)	(62,838,399)	(330,012)	(5,082,642)	(376,799)	(5,403,398)

Net increase (decrease)	(2,309,830)	$(35,682,614)	(3,295,305)	$(47,293,990)	(166,767)	$(2,548,242)	(243,652)	$(3,489,261)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	561,068	$8,680,791	431,733	$6,194,513
Reinvested dividends	33,564	528,238	26,486	383,729
Shares redeemed	(415,159)	(6,432,605)	(255,437)	(3,669,835)

Net increase (decrease)	179,473	$2,776,424	202,782	$2,908,407

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,613,344	$47,764,852	4,200,199	$73,438,449	416,768	$7,614,103	330,482	$5,785,751
Reinvested dividends	2,507,498	44,822,549	2,172,082	37,457,608	501,388	8,951,547	431,378	7,431,792
Shares redeemed	(7,834,995)	$(142,886,326)	(9,176,818)	(160,891,525)	(1,660,753)	(30,029,511)	(1,504,088)	(26,333,768)

Net increase (decrease)	(2,714,153)	$(50,298,925)	(2,804,537)	$(49,995,468)	(742,597)	$(13,463,861)	(742,228)	$(13,116,225)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	9,778,588	$177,724,388	7,810,968	$136,883,548
Reinvested dividends	1,671,228	29,806,082	887,248	15,270,130
Shares redeemed	(4,054,792)	(72,851,347)	(2,314,112)	(40,558,854)

Net increase (decrease)	7,395,024	$134,679,123	6,384,104	$111,594,824

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,241,448	$15,019,324	1,141,188	$11,350,139	218,913	$2,655,751	228,346	$2,303,783
Reinvested dividends	115,906	1,455,312	164,623	1,660,450	14,960	187,609	18,653	187,981
Shares redeemed	(2,017,256)	(24,232,742)	(1,446,358)	(14,287,875)	(310,708)	(3,704,631)	(156,716)	(1,547,322)

Net increase (decrease)	(659,902)	$(7,758,106)	(140,547)	$(1,277,286)	(76,835)	$(861,271)	90,283	$944,442

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	744,298	$9,080,542	126,322	$1,292,801
Reinvested dividends	11,854	148,452	2,672	26,895
Shares redeemed	(244,987)	(2,921,518)	(21,001)	(220,115)

Net increase (decrease)	511,165	$6,307,476	107,993	$1,099,581

	Equity Index Portfolio
	Class 1
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	329,373	$4,093,903	368,773	$4,163,562
Reinvested dividends	39,979	524,223	50,079	575,936
Shares redeemed	(889,337)	(11,147,267)	(1,139,677)	(12,755,508)

Net increase (decrease)	(519,985)	$(6,529,141)	(720,825)	$(8,016,010)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	730,353	$21,286,102	765,905	$19,910,951	91,631	$2,661,955	67,883	$1,759,968
Reinvested dividends	148,985	4,599,711	165,840	4,346,355	8,954	276,121	8,772	229,681
Shares redeemed	(5,862,570)	(169,310,637)	(7,644,330)	(198,170,381)	(380,295)	(10,937,306)	(332,482)	(8,648,495)

Net increase (decrease)	(4,983,232)	$(143,424,824)	(6,712,585)	$(173,913,075)	(279,710)	$(7,999,230)	(255,827)	$(6,658,846)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	535,841	$15,586,488	293,207	$7,607,076
Reinvested dividends	6,885	212,034	4,179	109,291
Shares redeemed	(268,879)	(7,786,104)	(282,085)	(7,305,106)

Net increase (decrease)	273,847	$8,012,418	15,301	$411,261

	Equity Opportunities Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	321,603	$5,980,499	583,462	$10,349,969	93,764	$1,728,822	61,146	$1,089,870
Reinvested dividends	852,464	15,557,315	238,130	4,296,978	114,734	2,090,145	29,126	524,862
Shares redeemed	(2,384,681)	(44,352,117)	(2,965,842)	(52,465,913)	(311,096)	(5,788,562)	(265,105)	(4,706,647)

Net increase (decrease)	(1,210,614)	$(22,814,303)	(2,144,250)	$(37,818,966)	(102,598)	$(1,969,595)	(174,833)	$(3,091,915)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	708,758	$13,051,870	902,604	$15,832,357
Reinvested dividends	400,989	7,292,986	83,964	1,511,146
Shares redeemed	(792,156)	(14,604,043)	(585,480)	(10,442,246)

Net increase (decrease)	317,591	$5,740,813	401,088	$6,901,257

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,924,858	$64,949,714	3,268,954	$98,518,898	372,335	$12,494,964	518,951	$15,740,806
Shares issued in substitution††	—	—	150,384	4,794,496	—	—	—	—
Reinvested dividends	2,379,801	81,911,731	549,518	16,914,064	321,301	11,041,089	62,041	1,907,114
Shares redeemed	(12,992,035)	(437,118,195)	(14,481,380)	(437,976,422)	(1,546,682)	(51,588,470)	(1,414,362)	(42,770,382)

Net increase (decrease)	(8,687,376)	$(290,256,750)	(10,512,524)	$(317,748,964)	(853,046)	$(28,052,417)	(833,370)	$(25,122,462)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	7,144,205	$239,741,804	8,254,286	$250,051,238
Shares issued in substitution††	—	—	—	—
Reinvested dividends	1,143,286	39,224,981	134,991	4,144,086
Shares redeemed	(3,767,391)	(124,586,946)	(2,066,420)	(62,701,371)

Net increase (decrease)	4,520,100	$154,379,839	6,322,857	$191,493,953

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	315,250	$3,605,677	1,116,009	$12,531,376	157,124	$1,796,265	231,148	$2,565,746
Reinvested dividends	395,583	4,449,139	247,222	2,779,247	123,422	1,386,321	69,487	780,351
Shares redeemed	(2,125,365)	(24,788,523)	(2,316,355)	(25,682,592)	(616,377)	(7,071,317)	(512,900)	(5,688,942)

Net increase (decrease)	(1,414,532)	$(16,733,707)	(953,124)	$(10,371,969)	(335,831)	$(3,888,731)	(212,265)	$(2,342,845)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	690,910	$7,946,823	931,851	$10,330,996
Reinvested dividends	151,248	1,696,707	62,286	698,755
Shares redeemed	(756,143)	(8,631,676)	(532,430)	(5,940,168)

Net increase (decrease)	86,015	$1,011,854	461,707	$5,089,583

††	See Note 8.

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,201,874	$28,313,030	1,671,072	$35,960,476	195,924	$4,659,561	328,589	$7,073,224
Reinvested dividends	10,224	264,375	39,132	839,078	—	—	—	—
Shares redeemed	(8,790,049)	(206,983,580)	(11,260,230)	(241,929,856)	(821,464)	(19,332,654)	(848,152)	(18,195,371)

Net increase (decrease)	(7,577,951)	$(178,406,175)	(9,550,026)	$(205,130,302)	(625,540)	$(14,673,093)	(519,563)	$(11,122,147)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	2,986,438	$68,919,052	5,619,340	$119,529,503
Reinvested dividends	—	—	—	—
Shares redeemed	(2,282,363)	(54,093,110)	(1,100,834)	(23,413,950)

Net increase (decrease)	704,075	$14,825,942	4,518,506	$96,115,553

	Capital Growth Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	352,773	$3,423,783	470,839	$4,006,068	124,571	$1,201,855	119,774	$1,023,520
Reinvested dividends	20,357	214,546	6,313	54,018	5,751	60,259	1,259	10,715
Shares redeemed	(771,168)	(7,341,637)	(659,979)	(5,444,474)	(253,163)	(2,396,584)	(203,134)	(1,709,804)

Net increase (decrease)	(398,038)	$(3,703,308)	(182,827)	$(1,384,388)	(122,841)	$(1,134,470)	(82,101)	$(675,569)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	4,611,007	$44,696,985	333,527	$2,782,180
Reinvested dividends	25,045	261,766	354	3,003
Shares redeemed	(522,282)	(5,047,560)	(83,176)	(686,382)

Net increase (decrease)	4,113,770	$39,911,191	250,705	$2,098,801

†	See Note 1.

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	221,228	$3,249,592	437,444	$5,713,656	103,630	$1,515,460	101,323	$1,332,657
Reinvested dividends	106,216	1,659,763	87,499	1,176,025	17,482	273,042	11,801	158,579
Shares redeemed	(2,934,370)	(43,283,793)	(4,018,124)	(52,529,246)	(466,662)	(6,856,908)	(484,851)	(6,341,074)

Net increase (decrease)	(2,606,926)	$(38,374,438)	(3,493,181)	$(45,639,565)	(345,550)	$(5,068,406)	(371,727)	$(4,849,838)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	504,268	$7,442,940	879,329	$11,347,644
Reinvested dividends	35,118	547,777	19,912	267,270
Shares redeemed	(920,583)	(13,592,906)	(693,702)	(9,065,550)

Net increase (decrease)	(381,197)	$(5,602,189)	205,539	$2,549,364

	Fundamental Growth Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	233,688	$4,128,652	418,414	$6,548,165	28,933	$506,893	31,118	$487,832
Reinvested dividends	—	—	2,313	36,520	—	—	—	—
Shares redeemed	(2,625,580)	(45,355,453)	(3,683,671)	(56,996,835)	(111,560)	(1,896,886)	(163,434)	(2,498,231)

Net increase (decrease)	(2,391,892)	$(41,226,801)	(3,262,944)	$(50,412,150)	(82,627)	$(1,389,993)	(132,316)	$(2,010,399)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	3,837,931	$67,278,710	140,330	$2,173,711
Reinvested dividends	—	—	—	—
Shares redeemed	(470,199)	(8,303,811)	(157,577)	(2,460,677)

Net increase (decrease)	3,367,732	$58,974,899	(17,247)	$(286,966)

†	See Note 1.

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	742,122	$5,653,132	435,529	$2,893,727	130,947	$1,010,077	156,203	$1,039,254
Reinvested dividends	9,344	75,762	8,299	56,224	2,519	20,413	1,684	11,405
Shares redeemed	(1,195,113)	(8,908,002)	(1,649,346)	(10,956,497)	(507,579)	(3,842,643)	(428,427)	(2,830,328)

Net increase (decrease)	(443,647)	$(3,179,108)	(1,205,518)	$(8,006,546)	(374,113)	$(2,812,153)	(270,540)	$(1,779,669)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	1,214,755	$9,274,145	786,003	$5,213,849
Reinvested dividends	2,648	21,418	178	1,201
Shares redeemed	(821,767)	(6,204,984)	(556,679)	(3,651,116)

Net increase (decrease)	395,636	$3,090,579	229,502	$1,563,934

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	729,323	$17,409,877	1,546,314	$36,048,542	214,141	$4,875,869	292,120	$6,782,529
Reinvested dividends	1,061,782	21,635,983	823,611	18,730,619	231,301	4,696,957	171,811	3,896,244
Shares redeemed	(3,642,912)	(81,103,206)	(2,498,898)	(57,736,097)	(618,764)	(13,961,324)	(424,607)	(9,865,360)

Net increase (decrease)	(1,851,807)	$(42,057,346)	(128,973)	$(2,956,936)	(173,322)	$(4,388,498)	39,324	$813,413

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	4,546,068	$97,873,545	2,922,537	$68,249,080
Reinvested dividends	1,201,856	24,349,099	424,936	9,618,588
Shares redeemed	(2,179,649)	(46,594,763)	(862,737)	(20,011,277)

Net increase (decrease)	3,568,275	$75,627,881	2,484,736	$57,856,391

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	31,453	$558,374	83,452	$1,449,752	4,330,981	$74,907,771	1,641,868	$28,049,470
Reinvested dividends	6,409	114,436	43,650	722,746	52,783	937,729	62,405	1,031,055
Shares redeemed	(176,400)	(3,018,613)	(163,344)	(2,814,871)	(662,570)	(11,096,377)	(83,177)	(1,422,405)

Net increase (decrease)	(138,538)	$(2,345,803)	(36,242)	$(642,373)	3,721,194	$64,749,123	1,621,096	$27,658,120

	Mid-Cap Growth Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,647,729	$17,521,504	2,592,173	$24,158,998	514,927	$5,394,579	602,927	$5,565,125
Reinvested dividends	22,336	258,731	—	—	4,548	52,246	—	—
Shares redeemed	(4,542,211)	(47,841,162)	(5,551,857)	(51,688,997)	(1,288,064)	(13,485,119)	(1,419,587)	(13,117,346)

Net increase (decrease)	(2,872,146)	$(30,060,927)	(2,959,684)	$(27,529,999)	(768,589)	$(8,038,294)	(816,660)	$(7,552,221)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	2,803,892	$29,802,263	2,670,236	$24,795,519
Reinvested dividends	2,999	34,300	—	—
Shares redeemed	(2,504,306)	(26,292,061)	(1,858,270)	(17,165,303)

Net increase (decrease)	302,585	$3,544,502	811,966	$7,630,216

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,746,364	$23,398,366	2,486,225	$29,070,659	260,049	$3,482,298	278,547	$3,236,609
Reinvested dividends	55,817	778,938	12,808	149,982	4,408	61,202	—	—
Shares redeemed	(4,460,033)	(59,303,267)	(5,984,121)	(69,775,675)	(419,972)	(5,483,173)	(530,814)	(6,094,030)

Net increase (decrease)	(2,657,852)	$(35,125,963)	(3,485,088)	$(40,555,034)	(155,515)	$(1,939,673)	(252,267)	$(2,857,421)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	960,721	$12,796,157	751,150	$8,730,145
Reinvested dividends	6,097	84,314	—	—
Shares redeemed	(727,380)	(9,372,557)	(405,866)	(4,754,237)

Net increase (decrease)	239,438	$3,507,914	345,284	$3,975,908

†	See Note 1.

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,532,992	$10,779,708	3,594,852	$22,126,012	328,593	$2,284,443	812,636	$4,934,600
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,063,102)	(14,229,423)	(3,043,526)	(18,278,696)	(569,253)	(3,844,530)	(538,424)	(3,213,605)

Net increase (decrease)	(530,110)	$(3,449,715)	551,326	$3,847,316	(240,660)	$(1,560,087)	274,212	$1,720,995

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	3,180,447	$21,492,431	5,603,022	$33,364,818
Reinvested dividends	—	—	—	—
Shares redeemed	(1,656,865)	(11,454,357)	(1,221,251)	(7,243,811)

Net increase (decrease)	1,523,582	$10,038,074	4,381,771	$26,121,007

	Marsico Focused Growth Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	848,306	$11,112,360	1,307,693	$16,370,328	300,377	$3,880,264	309,699	$3,802,906
Reinvested dividends	209,783	2,937,800	358,648	4,253,189	152,108	2,113,140	226,982	2,671,960
Shares redeemed	(2,384,761)	(31,156,766)	(2,444,345)	(29,984,369)	(878,789)	(11,384,022)	(827,207)	(10,071,193)

Net increase (decrease)	(1,326,672)	$(17,106,606)	(778,004)	$(9,360,852)	(426,304)	$(5,390,618)	(290,526)	$(3,596,327)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	1,400,002	$18,114,722	1,121,127	$13,613,511
Reinvested dividends	179,308	2,479,170	200,318	2,348,339
Shares redeemed	(919,868)	(11,861,755)	(606,877)	(7,394,276)

Net increase (decrease)	659,442	$8,732,137	714,568	$8,567,574

†	See Note 1.

	Technology Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,379,352	$13,687,176	2,076,870	$5,331,700	831,704	$2,544,666	656,844	$1,690,714
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(4,027,642)	(11,825,047)	(4,247,765)	(10,887,085)	(1,174,924)	(3,415,621)	(1,495,326)	(3,786,136)

Net increase (decrease)	351,710	$1,862,129	(2,170,895)	$(5,555,385)	(343,220)	$(870,955)	(838,482)	$(2,095,422)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	4,864,748	$14,849,188	2,839,476	$7,231,643
Reinvested dividends	—	—	—	—
Shares redeemed	(2,475,430)	(7,195,478)	(2,028,600)	(5,138,926)

Net increase (decrease)	2,389,318	$7,653,710	810,876	$2,092,717

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	546,358	$10,299,597	622,864	$10,885,194	8,171,746	$152,389,206	6,722,054	$117,214,064
Reinvested dividends	127,742	2,389,406	165,154	2,818,205	904,223	16,883,377	857,903	14,616,550
Shares redeemed	(854,392)	(15,758,025)	(955,044)	(16,658,880)	(4,542,107)	(83,520,608)	(3,471,749)	(60,403,166)

Net increase (decrease)	(180,292)	$(3,069,022)	(167,026)	$(2,955,481)	4,533,862	$85,751,975	4,108,208	$71,427,448

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,934,634	$50,717,214	4,105,809	$63,059,275	287,242	$4,980,742	513,473	$7,964,011
Reinvested dividends	2,433,264	41,054,405	485,937	7,535,600	330,562	5,589,258	63,981	994,326
Shares redeemed	(5,912,397)	(101,147,163)	(5,725,600)	(87,774,832)	(781,120)	(13,292,277)	(681,991)	(10,469,773)

Net increase (decrease)	(544,499)	$(9,375,544)	(1,133,854)	$(17,179,957)	(163,316)	$(2,722,277)	(104,537)	$(1,511,436)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	9,371,096	$160,404,027	5,379,321	$83,422,506
Reinvested dividends	1,750,264	29,552,243	143,243	2,223,968
Shares redeemed	(2,435,723)	(40,941,043)	(1,155,610)	(17,865,201)

Net increase (decrease)	8,685,637	$149,015,227	4,366,954	$67,781,273

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	801,418	$14,123,649	1,347,741	$20,051,873	221,090	$3,896,383	433,779	$6,483,910
Reinvested dividends	124,225	2,351,714	121,519	1,848,457	11,756	221,717	9,456	143,341
Shares redeemed	(3,412,020)	(59,972,273)	(4,247,454)	(62,953,610)	(338,565)	(5,956,491)	(386,778)	(5,752,813)

Net increase (decrease)	(2,486,377)	$(43,496,910)	(2,778,194)	$(41,053,280)	(105,719)	$(1,838,391)	56,457	$874,438

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	906,129	$15,995,530	1,092,603	$16,135,002
Reinvested dividends	20,910	393,404	12,019	181,816
Shares redeemed	(633,153)	(11,059,038)	(376,445)	(5,581,769)

Net increase (decrease)	293,886	$5,329,896	728,177	$10,735,049

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,154,962	$37,609,951	3,399,908	$33,291,680	853,406	$10,135,402	656,215	$6,360,927
Reinvested dividends	300,032	3,806,811	78,120	780,938	96,641	1,219,334	18,312	182,106
Shares redeemed	(6,395,094)	(75,308,245)	(6,570,620)	(64,592,060)	(1,741,526)	(20,413,248)	(1,374,800)	(13,395,481)

Net increase (decrease)	(2,940,100)	$(33,891,483)	(3,092,592)	$(30,519,442)	(791,479)	$(9,058,512)	(700,273)	$(6,852,448)

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	8,984,247	$105,736,687	9,766,972	$95,260,416
Reinvested dividends	499,152	6,289,323	54,904	545,445
Shares redeemed	(5,872,745)	(68,739,035)	(4,010,267)	(39,609,258)

Net increase (decrease)	3,610,654	$43,286,975	5,811,609	$56,196,603

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,138,379	$63,209,770	2,754,500	$47,327,815	431,191	$8,722,335	370,406	$6,367,010
Reinvested dividends	1,346,715	28,684,099	1,883,382	27,635,305	199,430	4,229,884	267,424	3,911,238
Shares redeemed	(4,916,179)	(96,427,728)	(4,508,942)	(75,972,691)	(683,178)	(13,389,973)	(550,500)	(9,234,612)

Net increase (decrease)	(431,085)	$(4,533,859)	128,940	$(1,009,571)	(52,557)	$(437,754)	87,330	$1,043,636

	Class 3
	For the year ended		For the year ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount

Shares sold	4,559,285	$90,941,738	3,554,604	$59,586,601
Reinvested dividends	1,027,888	21,748,745	758,204	11,069,566
Shares redeemed	(2,404,937)	(47,578,655)	(1,109,651)	(18,507,641)

Net increase (decrease)	3,182,236	$65,111,828	3,203,157	$52,148,526

	Foreign Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2008		January 31, 2007		January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	318,742	$6,909,584	534,584	$9,685,228	6,079,415	$131,642,943	7,372,675	$132,753,152
Reinvested dividends	160,550	3,581,292	93,093	1,706,725	1,062,957	23,694,657	496,476	9,098,366
Shares redeemed	(978,825)	(21,087,975)	(838,269)	(15,270,671)	(5,603,117)	(120,472,720)	(4,564,951)	(83,491,397)

Net increase (decrease)	(499,533)	$(10,597,099)	(210,592)	$(3,878,718)	1,539,255	$34,864,880	3,304,200	$58,360,121

10. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended January 31, 2008:

	BNY Brokerage,	J P Morgan	Morgan Stanley	Banc/ America	Oppenheimer &	Sanford C Bernstein
Portfolio	Inc.	Securities, Inc.	Co., Inc.	Securities, LLC	Co., Inc.	Co., LLC

Capital Growth	$—	$—	$—	$—	$357	$—
Small Company Value	13,440	—	—	—	—	—
Mid-Cap Growth	—	2,896	—	—	—	—
Growth Opportunities	—	26,472	5,009	—	—	—
Technology	—	—	—	1,612	—	—
Blue Chip Growth	—	—	—	—	—	7,921

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended January 31, 2008, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Market Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Market Value at
Portfolio	Security	Income	January 31, 2007	Purchases	of Sales	Gain/(Loss)	Gain(Loss)	Amortization	January 31, 2008

Equity Index	AIG	$5,047	$514,675	$—	$89,240	$5,855	$(92,166)	$—	$339,124

11. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2008. The International Growth and Income Portfolio had 18.0% of its net assets invested in equity securities of companies domiciled in Japan. Additionally, International Diversified Equities Portfolio had 19.3% and 17.6% of its net assets invested in Japan and the United Kingdom, respectively,

Emerging Markets Portfolio had 14.5% of its net assets invested in Brazil, and the Foreign Value Portfolio had 23.1% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. In addition, the Capital Growth and Telecom Utility Portfolios invest significantly in real estate securities and the Growth Opportunities Portfolio may also invest in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2008, the Real Estate Portfolio had 71.1% of its net assets invested in Real Estate Investment Trusts.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including: (i) utility companies’ historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and (vii) potential effect of deregulation. As of January 31, 2008, the Telecom Utilities Portfolio had 97.6% of its net assets invested in utility companies.

12. Lines of Credit:  The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust’s custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio’s cash shortfall exceeds $100,000. For the period ended January 31, 2008, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Corporate Bond	5	1,209	1,830,787	4.76
High-Yield Bond	58	$45,081	$4,997,006	5.61%
Equity Index	3	198	408,170	5.80
Growth-Income	14	1,918	867,615	5.63
Equity Opportunities	84	4,492	347,613	5.53
“Dogs” of Wall Street	111	15,187	873,601	5.63
Alliance Growth	122	29,467	1,566,997	5.55
MFS Massachusetts Investors Trust	37	2,326	415,460	5.53
Fundamental Growth	26	1,957	467,465	5.80
Blue Chip Growth	3	76	172,222	5.33
Mid-Cap Growth	14	2,125	988,512	5.25
Telecom Utility	7	2,496	2,210,139	5.79
Growth Opportunities	2	183	686,104	4.78
Marsico Focused Growth	29	3,345	729,280	5.63
Technology	16	923	368,721	5.48
International Growth and Income	14	6,558	2,915,142	5.59
Global Equities	63	5,107	572,476	5.22

At January 31, 2008, Alliance Growth Portfolio and Global Equities Portfolio had $825,083, $422,634, respectively, in borrowings outstanding at an interest rate of 3.63%.

13. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2008 none of the Portfolios participated in this program.

14. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended January 31, 2008, the following portfolios engaged in security transactions with affiliated funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from sales	Gain/(Loss)

High Yield Bond	$—	$9,702,170	$433,893
Worldwide High Income	212,883	785,926	(84,259)
MFS Total Return	9,561,472	5,276,210	(959,590)
Telecom Utility	240,693	—	—
Equity Index	—	11,247	7,543
Equity Opportunities	796,093	1,427,818	(159,031)
Capital Growth	439,815	229,287	(15,858)
MFS Massachusetts Investors	—	418,008	114,122

15. Unfunded Loan Commitments:  At January 31, 2008 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

		Maturity
Name	Type	Date	Amount

Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/2011	$146,400

16. Subsequent Events:  On January 11, 2008, the Board of Trustees (“Board”) of SunAmerica Series Trust (the “Trust”) approved changes to the name, investment goal, investment policy/strategy, management fees, and the investment management of the Worldwide High Income Portfolio (the “Portfolio”). The following changes will become effective on or about May 1, 2008.

The Portfolio’s name will change to the “Total Return Bond Portfolio.”

The Portfolio’s current investment goal is to seek high total income and, secondarily, capital appreciation. The Portfolio’s new investment goal will be to seek maximum total return, consistent with preservation of capital and prudent investment management.

The Portfolio’s current investment strategy is to invest at least 80% of its net assets in high income securities of issuers located throughout the world. Generally, the Portfolio invests at least 80% of its net assets in fixed income securities, consisting of high-yield debt instruments (junk bonds), which may constitute up to 100% of the Portfolio’s assets, emerging market government securities, emerging market corporate debt instruments, Eurobonds and Brady Bonds. Following the change, the Portfolio’s new investment strategy will be to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of fixed income securities of varying maturities. It will invest primarily in investment grade debt securities but will be able to invest a percentage of its total assets in junk bonds (up to 10%), securities denominated in foreign currencies (up to 30% with a 20% net limit on foreign currency exposure) and emerging market securities (up to 10%). Furthermore, the Portfolio will invest in all sectors of the bond markets and will maintain an overall risk level similar to the Portfolio’s new benchmark, the Lehman Brothers Aggregate Bond Index. In addition, the Board approved a decrease to the Portfolio’s management fee in connection with these changes. The Portfolio’s management fee will decrease from 0.80% on the first $350 million of the Portfolio’s total net assets and 0.75% on total net assets over $350 million to a flat fee rate of 0.60% on all assets.

The Board also approved the engagement of Pacific Investment Management Company, LLC (“PIMCO”) to serve as the new subadviser of the Portfolio. PIMCO will replace Morgan Stanley Investment Management Inc., the current subadviser.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets	net assets	turnover

Cash Management Portfolio — Class 1
01/31/04	$10.83	$0.08	$0.00	$0.08	$(0.23)	$—	$(0.23)	$10.68	0.72%	$244,351	0.54%	0.69%	—%
01/31/05	10.68	0.10	(0.01)	0.09	(0.08)	—	(0.08)	10.69	0.86	227,570	0.56	0.90	—
01/31/06	10.69	0.32	—	0.32	(0.09)	—	(0.09)	10.92	3.04	191,254	0.54	2.91	—
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50	4.63	—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51	4.81	—

Cash Management Portfolio — Class 2
01/31/04	10.82	0.06	(0.01)	0.05	(0.21)	—	(0.21)	10.66	0.48	54,706	0.69	0.54	—
01/31/05	10.66	0.08	0.01	0.09	(0.07)	—	(0.07)	10.68	0.80	56,609	0.71	0.77	—
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69	2.75	—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65	4.48	—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66	4.66	—

Cash Management Portfolio — Class 3
01/31/04	10.81	0.04	0.01	0.05	(0.21)	—	(0.21)	10.65	0.45	59,832	0.80	0.37	—
01/31/05	10.65	0.08	(0.01)	0.07	(0.06)	—	(0.06)	10.66	0.63	109,704	0.81	0.75	—
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79	2.70	—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75	4.40	—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77	4.55	—

Corporate Bond Portfolio — Class 1
01/31/04	11.24	0.69	0.71	1.40	(0.72)	—	(0.72)	11.92	12.67	277,860	0.64	5.89	48	(1)
01/31/05	11.92	0.65	0.07	0.72	(0.62)	—	(0.62)	12.02	6.18	279,090	0.63	5.46	33	(1)
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62	5.23	44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60	5.53	41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59	5.42	29

Corporate Bond Portfolio — Class 2
01/31/04	11.23	0.67	0.71	1.38	(0.70)	—	(0.70)	11.91	12.53	55,428	0.79	5.73	48	(1)
01/31/05	11.91	0.63	0.07	0.70	(0.61)	—	(0.61)	12.00	5.95	63,706	0.78	5.30	33	(1)
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77	5.08	44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75	5.38	41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74	5.27	29

Corporate Bond Portfolio — Class 3
01/31/04	11.23	0.61	0.75	1.36	(0.70)	—	(0.70)	11.89	12.31	29,614	0.90	5.56	48	(1)
01/31/05	11.89	0.59	0.11	0.70	(0.60)	—	(0.60)	11.99	5.96	92,720	0.89	5.13	33	(1)
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87	4.96	44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85	5.25	41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84	5.16	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

Corporate Bond	46%	32%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/04	$10.97	$0.36	$0.05	$0.41	$—	$—	$—	$11.38	3.74%	$114,854	0.82%		3.17%		115%
01/31/05	11.38	0.32	0.18	0.50	—	(0.14)	(0.14)	11.74	4.38	102,785	0.83		2.79		86
01/31/06	11.74	0.28	0.06	0.34	(0.38)	(0.06)	(0.44)	11.64	2.98	97,472	0.83		2.40		164
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55

Global Bond Portfolio — Class 2
01/31/04	10.96	0.33	0.06	0.39	—	—	—	11.35	3.56	14,577	0.97		3.00		115
01/31/05	11.35	0.30	0.18	0.48	—	(0.14)	(0.14)	11.69	4.22	16,528	0.98		2.63		86
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55

Global Bond Portfolio — Class 3
01/31/04	10.96	0.30	0.08	0.38	—	—	—	11.34	3.47	8,162	1.07		2.82		115
01/31/05	11.34	0.28	0.18	0.46	—	(0.14)	(0.14)	11.66	4.04	17,720	1.09		2.51		86
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/04	$5.67	$0.58	$1.21	$1.79	$(0.46)	$—	$(0.46)	$7.00	32.41%	$311,063	0.73%		9.09%		125	%(2)
01/31/05	7.00	0.61	0.35	0.96	(0.66)	—	(0.66)	7.30	14.59	269,008	0.72		8.66		88	(2)
01/31/06	7.30	0.57	0.16	0.73	(0.77)	—	(0.77)	7.26	10.65	242,766	0.74	(1)	7.75	(1)	71
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
High-Yield Bond Portfolio — Class 2
01/31/04	5.67	0.55	1.22	1.77	(0.45)	—	(0.45)	6.99	32.05	44,595	0.88		8.82		125	(2)
01/31/05	6.99	0.59	0.35	0.94	(0.65)	—	(0.65)	7.28	14.29	44,426	0.87		8.49		88	(2)
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
High-Yield Bond Portfolio — Class 3
01/31/04	5.67	0.54	1.22	1.76	(0.45)	—	(0.45)	6.98	31.84	28,897	0.97		8.51		125	(2)
01/31/05	6.98	0.57	0.37	0.94	(0.64)	—	(0.64)	7.28	14.36	42,599	0.97		8.31		88	(2)
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
Worldwide High Income Portfolio — Class 1
01/31/04	6.54	0.52	1.11	1.63	(0.63)	—	(0.63)	7.54	25.40	92,530	1.15		7.16		149	(2)
01/31/05	7.54	0.56	0.07	0.63	(0.49)	—	(0.49)	7.68	8.64	86,357	1.13		7.37		90	(2)
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
Worldwide High Income Portfolio — Class 2
01/31/04	6.52	0.49	1.13	1.62	(0.62)	—	(0.62)	7.52	25.31	6,927	1.30		7.00		149	(2)
01/31/05	7.52	0.54	0.07	0.61	(0.48)	—	(0.48)	7.65	8.38	8,064	1.28		7.22		90	(2)
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
Worldwide High Income Portfolio — Class 3
01/31/04	6.52	0.49	1.11	1.60	(0.62)	—	(0.62)	7.50	24.95	718	1.39		6.74		149	(2)
01/31/05	7.50	0.50	0.11	0.61	(0.47)	—	(0.47)	7.64	8.43	1,123	1.38		7.06		90	(2)
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Gross of custody credits of 0.01%.

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005

High-Yield Bond	125%	88%
Worldwide High Income	149	90

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio# — Class 1
01/31/04	$11.59	$0.18	$1.95	$2.13	$(0.29)	$—	$(0.29)	$13.43	18.51%		$318,419	0.69%		1.45%		187	%(2)
01/31/05	13.43	0.28	0.32	0.60	(0.21)	—	(0.21)	13.82	4.52		275,323	0.72	(1)	2.03	(1)	192	(2)
01/31/06	13.82	0.31	0.30	0.61	(0.35)	—	(0.35)	14.08	4.55	(3)	224,250	0.73	(1)	2.16	(1)	227
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(5)	152,768	0.78	(1)	2.45	(1)	74

Balanced Portfolio# — Class 2
01/31/04	11.58	0.16	1.95	2.11	(0.27)	—	(0.27)	13.42	18.36		27,532	0.84		1.30		187	(2)
01/31/05	13.42	0.26	0.31	0.57	(0.19)	—	(0.19)	13.80	4.30		26,777	0.87	(1)	1.89	(1)	192	(2)
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(3)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(5)	18,865	0.93	(1)	2.30	(1)	74

Balanced Portfolio# — Class 3
01/31/04	11.57	0.14	1.96	2.10	(0.27)	—	(0.27)	13.40	18.25		6,581	0.95		1.20		187	(2)
01/31/05	13.40	0.25	0.31	0.56	(0.18)	—	(0.18)	13.78	4.21		12,460	0.98	(1)	1.86	(1)	192	(2)
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(3)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(5)	19,232	1.03	(1)	2.19	(1)	74

MFS Total Return Portfolio — Class 1
01/31/04	13.99	0.36	2.51	2.87	(0.65)	—	(0.65)	16.21	20.73		630,428	0.74	(1)	2.37	(1)	56	(2)
01/31/05	16.21	0.41	0.97	1.38	(0.03)	—	(0.03)	17.56	8.53		660,464	0.74	(1)	2.42	(1)	64	(2)
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(4)	569,694	0.71	(1)	2.65	(1)	58

MFS Total Return Portfolio — Class 2
01/31/04	13.97	0.33	2.52	2.85	(0.61)	—	(0.61)	16.21	20.58		141,025	0.89	(1)	2.21	(1)	56	(2)
01/31/05	16.21	0.38	0.98	1.36	(0.03)	—	(0.03)	17.54	8.40		146,906	0.89	(1)	2.27	(1)	64	(2)
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(4)	113,207	0.86	(1)	2.50	(1)	58

MFS Total Return Portfolio — Class 3
01/31/04	13.97	0.30	2.53	2.83	(0.59)	—	(0.59)	16.21	20.43		59,339	0.99	(1)	2.05	(1)	56	(2)
01/31/05	16.21	0.36	0.98	1.34	(0.03)	—	(0.03)	17.52	8.27		141,874	0.99	(1)	2.19	(1)	64	(2)
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(4)	434,923	0.96	(1)	2.38	(1)	58

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08
Balanced Class 1	—%	0.00%	0.02%	—%	0.01%
Balanced Class 2	—	0.00	0.02	—	0.01
Balanced Class 3	—	0.00	0.02	—	0.01
MFS Total Return Class 1	0.02	0.02	0.01	0.01	0.01
MFS Total Return Class 2	0.02	0.02	0.01	0.01	0.01
MFS Total Return Class 3	0.02	0.02	0.01	0.01	0.00

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Balanced	186%	192%
MFS Total Return	49	60

(3)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(4)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate (Note 6).
(5)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/04	$6.84	$0.36	$1.25	$1.61	$(0.48)	$—	$(0.48)	$7.97	24.12%	$50,898	0.98	%(2)	4.83	%(2)	19%
01/31/05	7.97	0.34	0.75	1.09	(0.41)	—	(0.41)	8.65	14.11	50,866	0.97	(2)	4.10	(2)	29
01/31/06	8.65	0.32	0.60	0.92	(0.39)	—	(0.39)	9.18	10.90	43,498	0.91	(2)	3.54	(2)	6
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171

Telecom Utility Portfolio — Class 2
01/31/04	6.84	0.35	1.24	1.59	(0.47)	—	(0.47)	7.96	23.78	3,835	1.13	(2)	4.64	(2)	19
01/31/05	7.96	0.32	0.76	1.08	(0.40)	—	(0.40)	8.64	13.97	4,427	1.12	(2)	3.94	(2)	29
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)	3.37	(2)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171

Telecom Utility Portfolio — Class 3
01/31/04	6.84	0.33	1.25	1.58	(0.47)	—	(0.47)	7.95	23.61	188	1.23	(2)	4.41	(2)	19
01/31/05	7.95	0.33	0.74	1.07	(0.39)	—	(0.39)	8.63	13.89	142	1.22	(2)	4.07	(2)	29
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)	3.24	(2)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171

Equity Index Portfolio — Class 1
01/31/04	7.27	0.10	2.34	2.44	(0.09)	—	(0.09)	9.62	33.68	49,616	0.55	(1)	1.19	(1)	1
01/31/05	9.62	0.14	0.40	0.54	(0.11)	—	(0.11)	10.05	5.65	46,789	0.55	(1)	1.42	(1)	4
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05	1/06(3)	1/07	1/08	1/04	1/05	1/06(3)	1/07	1/08

Equity Index Class 1	0.62%	0.63%	0.63%	0.67%	0.70%	1.12%	1.34%	1.24%	1.28%	1.29%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 6):

	1/04	1/05	1/06(3)	1/07	1/08

Telecom Utility Class 1	0.04%	0.01%	0.03%	0.04%	0.02%
Telecom Utility Class 2	0.04	0.01	0.03	0.04	0.02
Telecom Utility Class 3	0.04	0.01	0.03	0.04	0.02

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)		net assets(1)		turnover

Growth-Income Portfolio — Class 1
01/31/04	$16.88	$0.13	$5.43	$5.56	$(0.19)	$—	$(0.19)	$22.25	33.04%	$981,864	0.64%		0.62%		56%
01/31/05	22.25	0.10	1.06	1.16	(0.16)	—	(0.16)	23.25	5.25	831,173	0.64		0.43		44
01/31/06	23.25	0.14	3.11	3.25	(0.14)	—	(0.14)	26.36	14.05	715,382	0.61		0.58		36
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63		0.76		44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34

Growth-Income Portfolio — Class 2
01/31/04	16.86	0.10	5.42	5.52	(0.16)	—	(0.16)	22.22	32.84	49,786	0.79		0.46		56
01/31/05	22.22	0.07	1.06	1.13	(0.13)	—	(0.13)	23.22	5.12	44,957	0.79		0.28		44
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76		0.43		36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78		0.61		44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34

Growth-Income Portfolio — Class 3
01/31/04	16.85	0.07	5.44	5.51	(0.16)	—	(0.16)	22.20	32.76	10,635	0.90		0.31		56
01/31/05	22.20	0.04	1.06	1.10	(0.11)	—	(0.11)	23.19	4.99	18,873	0.89		0.15		44
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86		0.32		36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88		0.50		44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34

Equity Opportunities Portfolio# — Class 1
01/31/04	11.61	0.21	3.63	3.84	(0.21)	—	(0.21)	15.24	33.25	224,293	0.84		1.55		31
01/31/05	15.24	0.23	0.82	1.05	(0.23)	—	(0.23)	16.06	6.95 (2)	203,016	0.80		1.47		54
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76		1.46		55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76		1.54		59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170

Equity Opportunities Portfolio# — Class 2
01/31/04	11.59	0.19	3.63	3.82	(0.19)	—	(0.19)	15.22	33.13	22,101	0.99		1.40		31
01/31/05	15.22	0.21	0.82	1.03	(0.21)	—	(0.21)	16.04	6.83 (2)	23,450	0.95		1.32		54
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91		1.31		55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91		1.39		59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170

Equity Opportunities Portfolio# — Class 3
01/31/04	11.59	0.16	3.64	3.80	(0.19)	—	(0.19)	15.20	32.92	9,470	1.09		1.19		31
01/31/05	15.20	0.19	0.82	1.01	(0.19)	—	(0.19)	16.02	6.75 (2)	33,299	1.06		1.21		54
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01		1.19		55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01		1.28		59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

Growth-Income Class 1	0.04%	0.03%	0.01%	0.01%	0.00%
Growth-Income Class 2	0.04	0.03	0.01	0.01	0.01
Growth-Income Class 3	0.04	0.03	0.01	0.01	0.01
Equity Opportunities Class 1	0.07	0.04	0.05	0.04	0.03
Equity Opportunities Class 2	0.07	0.04	0.05	0.04	0.02
Equity Opportunities Class 3	0.07	0.05	0.04	0.04	0.02

(2)	The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/04	$17.21	$0.21	$6.47	$6.68	$(0.17)	$—	$(0.17)	$23.72	38.95%	$2,004,101	0.77%		1.03%		13%
01/31/05	23.72	0.24	2.20	2.44	(0.22)	—	(0.22)	25.94	10.35	1,913,355	0.79	(1)	1.03	(1)	9
01/31/06	25.94	0.28	3.25	3.53	(0.28)	—	(0.28)	29.19	13.71	1,819,150	0.76	(1)	1.03	(1)	14
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96 (2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)	1,348,011	0.77	(1)	1.21	(1)	14

Davis Venture Value Portfolio — Class 2
01/31/04	17.20	0.17	6.47	6.64	(0.15)	—	(0.15)	23.69	38.68	176,392	0.92		0.84		13
01/31/05	23.69	0.22	2.18	2.40	(0.19)	—	(0.19)	25.90	10.18	214,007	0.94	(1)	0.87	(1)	9
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57	224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76 (2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)	187,528	0.92	(1)	1.06	(1)	14

Davis Venture Value Portfolio — Class 3
01/31/04	17.19	0.12	6.49	6.61	(0.14)	—	(0.14)	23.66	38.54	88,056	1.03		0.61		13
01/31/05	23.66	0.22	2.15	2.37	(0.17)	—	(0.17)	25.86	10.06	232,729	1.04	(1)	0.74	(1)	9
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49	370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65 (2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)	734,025	1.02	(1)	0.93	(1)	14

“Dogs” of Wall Street Portfolio — Class 1
01/31/04	7.99	0.24	2.07	2.31	(0.24)	—	(0.24)	10.06	29.27	105,109	0.71		2.67		56
01/31/05	10.06	0.21	0.35	0.56	(0.25)	—	(0.25)	10.37	5.67	92,258	0.71		2.05		30
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91	68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57	67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)	45,384	0.73	(1)	2.24	(1)	61

“Dogs” of Wall Street Portfolio — Class 2
01/31/04	7.98	0.22	2.08	2.30	(0.23)	—	(0.23)	10.05	29.12	20,038	0.86		2.46		56
01/31/05	10.05	0.19	0.35	0.54	(0.23)	—	(0.23)	10.36	5.54	22,040	0.86		1.91		30
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75	19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33	19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)	14,126	0.88	(1)	2.09	(1)	61

“Dogs” of Wall Street Portfolio — Class 3
01/31/04	7.98	0.19	2.10	2.29	(0.23)	—	(0.23)	10.04	28.95	6,743	0.96		2.21		56
01/31/05	10.04	0.18	0.34	0.52	(0.22)	—	(0.22)	10.34	5.34	12,628	0.96		1.81		30
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75	12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15	20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)	19,060	0.99	(1)	1.99	(1)	61

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Davis Venture Value Class 1	0.00%	0.01%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.01	0.00	0.00
Davis Venture Value Class 3	0.01	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	—	0.00	0.02	0.01
“Dogs” of Wall Street Class 2	—	0.00	0.02	0.01
“Dogs” of Wall Street Class 3	—	0.00	0.02	0.01

(2)	The Portfolio performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)		turnover

Alliance Growth Portfolio — Class 1
01/31/04	$13.53	$0.05	$4.30	$4.35	$(0.04)	$—	$(0.04)	$17.84	32.17%	$1,105,466	0.68%		0.27%		63%
01/31/05	17.84	0.06	0.24	0.30	(0.06)	—	(0.06)	18.08	1.68	873,722	0.70		0.31		82
01/31/06	18.08	0.02	5.07	5.09	(0.08)	—	(0.08)	23.09	28.23	878,869	0.66		0.10		66
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66		0.07		91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66	(1)	0.15	(1)	110

Alliance Growth Portfolio — Class 2
01/31/04	13.52	0.02	4.30	4.32	(0.02)	—	(0.02)	17.82	31.94	67,731	0.83		0.10		63
01/31/05	17.82	0.04	0.23	0.27	(0.03)	—	(0.03)	18.06	1.54	70,604	0.85		0.17		82
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81		(0.06)		66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82		(0.08)		91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(1)	(0.00	)(1)	110

Alliance Growth Portfolio — Class 3
01/31/04	13.51	(0.01)	4.31	4.30	(0.01)	—	(0.01)	17.80	31.85	27,900	0.94		(0.07)		63
01/31/05	17.80	0.03	0.22	0.25	(0.02)	—	(0.02)	18.03	1.40	71,682	0.95		0.12		82
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91		(0.17)		66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92		(0.18)		91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91	(1)	(0.11	)(1)	110

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

Alliance Growth Class 1	0.02%	0.03%	0.02%	0.01%	0.01%
Alliance Growth Class 2	0.02	0.03	0.02	0.01	0.01
Alliance Growth Class 3	0.02	0.03	0.02	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio# — Class 1
01/31/04	$5.12	$0.00	$1.52	$1.52	$—	$—	$—	$6.64	29.69%	$24,076	1.35%		(0.03)%		52%
01/31/05	6.64	0.03	0.65	0.68	—	—	—	7.32	10.24	21,290	1.35	(1)	0.39	(1)	50
01/31/06	7.32	0.02	0.65	0.67	(0.04)	—	(0.04)	7.95	9.15	18,639	1.32	(1)	0.31	(1)	58
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)(2)	(0.13	)(1)(2)	120

Capital Growth Portfolio# — Class 2
01/31/04	5.11	(0.01)	1.51	1.50	—	—	—	6.61	29.35	6,360	1.50		(0.19)		52
01/31/05	6.61	0.02	0.65	0.67	—	—	—	7.28	10.14	6,649	1.50	(1)	0.25	(1)	50
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)(2)	(0.29	)(1)(2)	120

Capital Growth Portfolio# — Class 3
01/31/04	5.11	(0.02)	1.52	1.50	—	—	—	6.61	29.35	418	1.60		(0.30)		52
01/31/05	6.61	0.01	0.65	0.66	—	—	—	7.27	9.98	1,129	1.60	(1)	0.17	(1)	50
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)(2)	(0.55	)(1)(2)	120

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

Capital Growth Class 1	—	0.01%	0.01%	0.02%	0.01%
Capital Growth Class 2	—	0.01	0.01	0.02	0.01
Capital Growth Class 3	—	0.01	0.01	0.02	0.00

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05(1)	1/06(1)	1/07(1)(3)	1/08(1)	1/04	1/05(1)	1/06(1)	1/07(1)(3)	1/08(1)

Capital Growth Class 1	1.53%	1.52%	1.20%	1.19%	1.18%	(0.21)%	0.22%	0.43%	0.40%	(0.18)%
Capital Growth Class 2	1.68	1.67	1.35	1.34	1.33	(0.37)	0.09	0.28	0.24	(0.34)
Capital Growth Class 3	1.77	1.77	1.43	1.45	1.45	(0.47)	0.02	0.17	0.15	(0.60)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/04	$8.35	$0.08	$2.23	$2.31	$(0.08)	$—	$(0.08)	$10.58	27.73%	$237,182	0.82%		0.81%		93%
01/31/05	10.58	0.08	0.88	0.96	(0.09)	—	(0.09)	11.45	9.14	211,786	0.80		0.74		78
01/31/06	11.45	0.08	1.32	1.40	(0.10)	—	(0.10)	12.75	12.28	191,335	0.78		0.65		45
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/04	8.35	0.07	2.23	2.30	(0.07)	—	(0.07)	10.58	27.56	29,479	0.97		0.65		93
01/31/05	10.58	0.06	0.87	0.93	(0.07)	—	(0.07)	11.44	8.90	31,442	0.95		0.58		78
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23

MFS Massachusetts Investors Trust Portfolio — Class 3

01/31/04	8.35	0.05	2.23	2.28	(0.06)	—	(0.06)	10.57	27.40	16,650	1.08		0.50		93
01/31/05	10.57	0.06	0.87	0.93	(0.07)	—	(0.07)	11.43	8.82	35,551	1.06		0.45		78
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23

Fundamental Growth Portfolio# — Class 1
01/31/04	11.03	0.01	3.24	3.25	(0.03)	—	(0.03)	14.25	29.51	288,148	0.93		0.08		56
01/31/05	14.25	0.07	(0.18)	(0.11)	(0.02)	—	(0.02)	14.12	(0.78)	232,556	0.93		0.48		71
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197

Fundamental Growth Portfolio# — Class 2
01/31/04	11.02	0.00	3.22	3.22	(0.01)	—	(0.01)	14.23	29.27	11,344	1.08		(0.08)		56
01/31/05	14.23	0.05	(0.18)	(0.13)	—	—	—	14.10	(0.91)	9,324	1.08		0.33		71
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197

Fundamental Growth Portfolio# — Class 3

01/31/04	11.02	(0.02)	3.23	3.21	(0.01)	—	(0.01)	14.22	29.14	2,260	1.18		(0.22)		56
01/31/05	14.22	0.05	(0.21)	(0.16)	—	—	—	14.06	(1.13)	3,343	1.18		0.32		71
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

MFS Massachusetts Investors Trust Class 1	0.05%	0.02%	0.01%	0.01%	0.01%
MFS Massachusetts Investors Trust Class 2	0.05	0.02	0.01	0.01	0.00
MFS Massachusetts Investors Trust Class 3	0.05	0.02	0.01	0.01	0.01
Fundamental Growth Class 1	0.04	0.02	0.04	0.02	0.03
Fundamental Growth Class 2	0.04	0.02	0.04	0.02	0.03
Fundamental Growth Class 3	0.04	0.02	0.03	0.02	0.03

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/06(1)	1/07(1)	1/08(1)

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	(0.07)%	(0.19)%	(0.07)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	(0.23)	(0.34)	(0.22)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	(0.36)	(0.44)	(0.33)

(3)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate (Note 5).

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)		net assets(1)		turnover

Blue Chip Growth Portfolio — Class 1
01/31/04	$4.76	$0.01	$1.42	$1.43	$(0.01)	$—	$(0.01)	$6.18	30.04%	$33,277	0.85%		0.19%		124%
01/31/05	6.18	0.03	0.01	0.04	(0.01)	—	(0.01)	6.21	0.65	29,798	0.85	(2)	0.55	(2)	158
01/31/06	6.21	0.01	0.48	0.49	(0.04)	—	(0.04)	6.66	7.89	29,581	0.85	(2)	0.18	(2)	109
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32	23,051	0.85	(2)	0.34	(2)	154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86	20,216	0.85	(1)(2)	0.34	(1)(2)	71

Blue Chip Growth Portfolio — Class 2
01/31/04	4.76	0.00	1.41	1.41	(0.00)	—	(0.00)	6.17	29.66	13,868	1.00		0.04		124
01/31/05	6.17	0.03	0.00	0.03	(0.00)	—	(0.00)	6.20	0.52	13,882	1.00	(2)	0.42	(2)	158
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91	12,399	1.00	(2)	0.03	(2)	109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02	11,336	1.00	(2)	0.18	(2)	154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88	8,812	1.00	(1)(2)	0.21	(1)(2)	71

Blue Chip Growth Portfolio — Class 3
01/31/04	4.76	0.00	1.41	1.41	—	—	—	6.17	29.62	4,677	1.10		(0.07)		124
01/31/05	6.17	0.02	—	0.02	—	—	—	6.19	0.32	8,058	1.10	(2)	0.38	(2)	158
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82	10,795	1.10	(2)	(0.08	)(2)	109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93	13,177	1.10	(2)	0.07	(2)	154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80	16,270	1.10	(1)(2)	0.05	(1)(2)	71

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05	1/06(2)	1/07(2)	1/08(2)	1/04	1/05	1/06(2)	1/07(2)	1/08(2)

Blue Chip Growth Class 1	0.94%	0.92%	0.94%	0.85%	0.91%	0.10%	0.49%	0.09%	0.34%	0.28%
Blue Chip Growth Class 2	1.09	1.07	1.09	1.00	1.06	(0.05)	0.36	(0.06)	0.18	0.15
Blue Chip Growth Class 3	1.18	1.17	1.19	1.10	1.17	(0.15)	0.31	(0.17)	0.07	(0.02)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Blue Chip Growth Class 1	0.00%	0.05%	0.02%	0.01%
Blue Chip Growth Class 2	0.00	0.05	0.02	0.01
Blue Chip Growth Class 3	0.00	0.05	0.02	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/04	$10.89	$0.50	$4.58	$5.08	$(0.35)	$—	$(0.35)	$15.62	47.02%		$139,355	0.88%		3.76%		18%
01/31/05	15.62	0.41	2.63	3.04	(0.47)	—	(0.47)	18.19	19.58		154,304	0.86	(2)	2.38	(2)	33
01/31/06	18.19	0.34	5.00	5.34	(0.42)	(1.55)	(1.97)	21.56	31.37		165,987	0.85	(2)	1.69	(2)	23
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
Real Estate Portfolio — Class 2
01/31/04	10.87	0.46	4.60	5.06	(0.34)	—	(0.34)	15.59	46.84		23,007	1.03		3.48		18
01/31/05	15.59	0.38	2.63	3.01	(0.45)	—	(0.45)	18.15	19.42		29,362	1.01	(2)	2.23	(2)	33
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
Real Estate Portfolio — Class 3
01/31/04	10.87	0.30	4.73	5.03	(0.33)	—	(0.33)	15.57	46.62		12,542	1.13		2.33		18
01/31/05	15.57	0.35	2.64	2.99	(0.44)	—	(0.44)	18.12	19.30		29,641	1.12	(2)	2.11	(2)	33
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
Small Company Value Portfolio — Class 1
01/31/04	8.60	(0.03)	3.58	3.55	—	—	—	12.15	41.28		8,562	1.60	(1)	(0.31	)(1)	22
01/31/05	12.15	0.09	2.70	2.79	—	—	—	14.94	22.96		10,462	1.60	(1)	0.66	(1)	22
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	†(1)	(0.54	)†(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05	1/06	1/07	1/08	1/04	1/05	1/06	1/07	1/08

Small Company Value Class 1	2.27%	2.00%	1.82%	1.46%	1.18%	(0.98)%	0.26%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	—	—	2.03	1.53	1.44	—	—	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06

Real Estate Class 1	0.00%	0.00%
Real Estate Class 2	0.00	0.00
Real Estate Class 3	0.00	0.00

(3)	The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Mid-Cap Growth Portfolio# — Class 1
01/31/04	$5.81	$(0.03)	$2.56	$2.53	$—	$—	$—	$—	$8.34	43.55%	$199,807	0.87	%(1)	(0.47	)%(1)	92%
01/31/05	8.34	(0.04)	0.45	0.41	—	—	—	—	8.75	4.92	164,512	0.84	(1)	(0.57	)(1)	79
01/31/06	8.75	(0.03)	1.11	1.08	—	—	—	—	9.83	12.34	144,202	0.82	(1)	(0.33	)(1)	83
01/31/07	9.83	0.02	0.10	0.12	—	—	—	—	9.95	1.22	116,485	0.82	(1)	0.22	(1)	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	—	(0.03)	10.06	1.34	88,878	0.87	(1)	(0.37	)(1)	185

Mid-Cap Growth Portfolio# — Class 2
01/31/04	5.80	(0.04)	2.54	2.50	—	—	—	—	8.30	43.10	53,167	1.02	(1)	(0.63	)(1)	92
01/31/05	8.30	(0.06)	0.47	0.41	—	—	—	—	8.71	4.94	54,901	0.99	(1)	(0.72	)(1)	79
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	—	9.76	12.06	52,229	0.97	(1)	(0.48	)(1)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	—	9.86	1.02	44,719	0.98	(1)	0.07	(1)	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	—	(0.01)	9.97	1.23	37,532	1.02	(1)	(0.53	)(1)	185

Mid-Cap Growth Portfolio# — Class 3
01/31/04	5.79	(0.05)	2.55	2.50	—	—	—	—	8.29	43.18	32,377	1.12	(1)	(0.77	)(1)	92
01/31/05	8.29	(0.07)	0.46	0.39	—	—	—	—	8.68	4.70	55,283	1.09	(1)	(0.82	)(1)	79
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	—	9.73	12.10	75,391	1.07	(1)	(0.58	)(1)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	—	9.82	0.92	84,072	1.08	(1)	0.01	(1)	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	—	9.92	1.05	87,948	1.12	(1)	(0.64	)(1)	185

Aggressive Growth Portfolio — Class 1
01/31/04	6.67	(0.03)	2.22	2.19	—	—	—	—	8.86	32.83	198,390	0.79		(0.39)		103
01/31/05	8.86	(0.02)	1.26	1.24	—	—	—	—	10.10	14.00	189,042	0.80	(1)	(0.26	)(1)	89
01/31/06	10.10	0.01	1.50	1.51	—	—	—	—	11.61	14.95	174,880	0.79	(1)	0.05	(1)	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	—	(0.01)	12.98	11.92	150,208	0.81	(1)	0.56	(1)	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	—	(0.08)	11.55	(10.51)	102,998	0.80	(1)	0.31	(1)	294

Aggressive Growth Portfolio — Class 2
01/31/04	6.67	(0.04)	2.22	2.18	—	—	—	—	8.85	32.68	13,218	0.94		(0.55)		103
01/31/05	8.85	(0.04)	1.26	1.22	—	—	—	—	10.07	13.79	13,703	0.95	(1)	(0.41	)(1)	89
01/31/06	10.07	0.00	1.49	1.49	—	—	—	—	11.56	14.80	15,101	0.94	(1)	(0.09	)(1)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	—	12.91	11.68	13,612	0.96	(1)	0.41	(1)	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	—	(0.06)	11.49	(10.60)	10,326	0.95	(1)	0.16	(1)	294

Aggressive Growth Portfolio — Class 3
01/31/04	6.67	(0.05)	2.22	2.17	—	—	—	—	8.84	32.53	3,219	1.05		(0.68)		103
01/31/05	8.84	(0.05)	1.25	1.20	—	—	—	—	10.04	13.57	7,552	1.05	(1)	(0.51	)(1)	89
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	—	11.52	14.74	12,071	1.04	(1)	(0.17	)(1)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	—	12.85	11.55	17,907	1.06	(1)	0.35	(1)	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	—	(0.05)	11.43	(10.72)	18,666	1.05	(1)	0.03	(1)	294

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08
Mid-Cap Growth Class 1	0.05%	0.02%	0.03%	0.02%	0.01%
Mid-Cap Growth Class 2	0.05	0.02	0.03	0.02	0.01
Mid-Cap Growth Class 3	0.05	0.02	0.03	0.02	0.01
Aggressive Growth Class 1	—	0.00	0.05	0.03	0.05
Aggressive Growth Class 2	—	0.00	0.05	0.03	0.05
Aggressive Growth Class 3	—	0.00	0.05	0.03	0.05

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/04	$3.50	$(0.02)	$1.47	$1.45	$—	$—	$—	$4.95	41.43%		$31,640	1.00	%(1)	(0.45	)%(1)	178%
01/31/05	4.95	(0.02)	0.06	0.04	—	—	—	4.99	0.81	(3)	19,474	1.00	(1)(2)	(0.44	)(1)(2)	171
01/31/06	4.99	(0.02)	1.07	1.05	—	—	—	6.04	21.04		18,641	1.00	(1)(2)	(0.49	)(1)(2)	228
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13		23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93		21,098	0.93		(0.61)		209

Growth Opportunities Portfolio — Class 2
01/31/04	3.49	(0.03)	1.47	1.44	—	—	—	4.93	41.26		7,802	1.15	(1)	(0.60	)(1)	178
01/31/05	4.93	(0.03)	0.06	0.03	—	—	—	4.96	0.61	(3)	6,498	1.15	(1)(2)	(0.60	)(1)(2)	171
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77		7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18		9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67		8,425	1.08		(0.75)		209

Growth Opportunities Portfolio — Class 3
01/31/04	3.49	(0.03)	1.46	1.43	—	—	—	4.92	40.97		2,424	1.25	(1)	(0.69	)(1)	178
01/31/05	4.92	(0.03)	0.06	0.03	—	—	—	4.95	0.61	(3)	3,681	1.25	(1)(2)	(0.72	)(1)(2)	171
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61		5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03		33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54		45,589	1.18		(0.86)		209

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/04	1/05(2)	1/06(2)	1/07	1/04	1/05(2)	1/06(2)	1/07

Growth Opportunities Class 1	1.05%	1.05%	1.02%	0.94%	(0.50)%	(0.49)%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.20	1.21	1.17	1.10	(0.65)	(0.66)	(0.66)	(0.65)
Growth Opportunities Class 3	1.28	1.32	1.27	1.21	(0.72)	(0.79)	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06

Growth Opportunities Class 1	0.00%	0.03%
Growth Opportunities Class 2	0.00	0.03
Growth Opportunities Class 3	0.01	0.03

(3)	The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Marsico Focused Growth Portfolio# — Class 1
01/31/04	$7.51	$(0.02)	$2.47	$2.45	$—	$—	$—	$9.96	32.62%	$81,784	1.00	%(1)	(0.22	)%(1)	86%
01/31/05	9.96	(0.01)	0.70	0.69	—	—	—	10.65	6.93	69,151	0.97	(1)(2)	(0.10	)(1)(2)	101
01/31/06	10.65	0.00	2.02	2.02	—	—	—	12.67	18.97	77,099	0.94	(2)	0.01	(2)	71
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93	(2)	0.17	(2)	59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95	(2)	0.35	(2)	77

Marsico Focused Growth Portfolio# — Class 2
01/31/04	7.50	(0.03)	2.46	2.43	—	—	—	9.93	32.40	41,204	1.15	(1)	(0.36	)(1)	86
01/31/05	9.93	(0.02)	0.70	0.68	—	—	—	10.61	6.85	44,110	1.12	(1)(2)	(0.25	)(1)(2)	101
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09	(2)	(0.14	)(2)	71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08	(2)	0.02	(2)	59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10	(2)	0.20	(2)	77

Marsico Focused Growth Portfolio# — Class 3
01/31/04	7.49	(0.04)	2.47	2.43	—	—	—	9.92	32.44	14,130	1.25	(1)	(0.43	)(1)	86
01/31/05	9.92	(0.03)	0.69	0.66	—	—	—	10.58	6.65	23,788	1.22	(1)(2)	(0.36	)(1)(2)	101
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19	(2)	(0.26	)(2)	71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18	(2)	(0.06	)(2)	59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20	(2)	0.12	(2)	77

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/04	1/05	1/04	1/05

Marsico Focused Growth Class 1	0.97%	0.95%	(0.19)%	(0.08)%
Marsico Focused Growth Class 2	1.12	1.10	(0.33)	(0.23)
Marsico Focused Growth Class 3	1.21	1.20	(0.39)	(0.34)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (Note 6):

	1/05	1/06	1/07	1/08

Marsico Focused Growth Class 1	0.01%	0.02%	0.02%	0.00%
Marsico Focused Growth Class 2	0.01	0.02	0.02	0.00
Marsico Focused Growth Class 3	0.01	0.02	0.02	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/04	$1.79	$(0.03)	$1.07	$1.04	$—	$—	$—	$2.83	58.10%	$59,813	1.49	%(2)	(1.32	)%(2)	123%
01/31/05	2.83	(0.02)	(0.35)	(0.37)	—	—	—	2.46	(13.07)	27,342	1.50	(2)	(0.76	)(2)	85
01/31/06	2.46	(0.02)	0.36	0.34	—	—	—	2.80	13.82	25,260	1.19	(2)	(0.84	)(2)	95
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19	(2)	(0.64	)(2)	172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(2)	0.09	(2)	312

Technology Portfolio Class 2
01/31/04	1.79	(0.03)	1.07	1.04	—	—	—	2.83	58.10	13,164	1.64	(2)	(1.46	)(2)	123
01/31/05	2.83	(0.01)	(0.37)	(0.38)	—	—	—	2.45	(13.43)	10,298	1.68	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34	(2)	(0.98	)(2)	95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(2)	(0.09	)(2)	312

Technology Portfolio Class 3
01/31/04	1.79	(0.03)	1.06	1.03	—	—	—	2.82	57.54	6,641	1.72	(2)	(1.56	)(2)	123
01/31/05	2.82	(0.01)	(0.36)	(0.37)	—	—	—	2.45	(13.12)	8,893	1.79	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43	(2)	(1.08	)(2)	95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(2)	(0.15	)(2)	312

Small & Mid Cap Value Portfolio Class 2
01/31/04	9.86	(0.01)	4.17	4.16	(0.01)	(0.07)	(0.08)	13.94	42.14	26,269	1.65	(1)	(0.07	)(1)	16
01/31/05	13.94	0.07	1.76	1.83	(0.06)	(0.47)	(0.53)	15.24	13.09	45,307	1.33	(1)(2)	0.39	(1)(2)	21
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21	(2)	0.18	(2)	33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27

Small & Mid Cap Value Portfolio Class 3
01/31/04	9.86	(0.02)	4.16	4.14	(0.00)	(0.07)	(0.07)	13.93	41.99	42,387	1.75	(1)	(0.21	)(1)	16
01/31/05	13.93	0.07	1.74	1.81	(0.04)	(0.47)	(0.51)	15.23	12.99	134,471	1.41	(1)(2)	0.32	(1)(2)	21
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31	(2)	0.08	(2)	33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/04	1/05	1/06	1/07	1/08	1/04	1/05	1/06	1/07	1/08

Technology Class 1	—	—	—	—	1.25%	—	—	—	—	.07%
Technology Class 2	—	—	—	—	1.40	—	—	—	—	(.12)
Technology Class 3	—	—	—	—	1.51	—	—	—	—	(.18)
Small & Mid Cap Value Class 2	1.52%	1.30%	—	—	—	0.06%	0.40%	—	—	—
Small & Mid Cap Value Class 3	1.56	1.40	—	—	—	(0.02)	0.34	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

Technology Class 1	0.08%	0.13%	0.05%	0.03%	0.01%
Technology Class 2	0.08	0.15	0.04	0.03	0.01
Technology Class 3	0.08	0.16	0.04	0.02	0.01
Small & Mid-Cap Value Class 2	—	0.04	0.03	0.02	0.01
Small & Mid-Cap Value Class 3	—	0.04	0.03	0.02	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/04	$7.15	$0.12	$3.06	$3.18	$(0.12)	$—	$(0.12)	$10.21	44.71%	$232,740	1.25	%(1)	1.41	%(1)	108%
01/31/05	10.21	0.09	1.57	1.66	(0.14)	—	(0.14)	11.73	16.37	262,167	1.24	(1)	0.79	(1)	67
01/31/06	11.73	0.21	2.50	2.71	(0.11)	—	(0.11)	14.33	23.25	283,464	1.10	(1)	1.68	(1)	79
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86

International Growth and Income Portfolio — Class 2
01/31/04	7.17	0.11	3.07	3.18	(0.11)	—	(0.11)	10.24	44.53	27,823	1.40	(1)	1.18	(1)	108
01/31/05	10.24	0.07	1.56	1.63	(0.12)	—	(0.12)	11.75	16.08	34,961	1.39	(1)	0.61	(1)	67
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86

International Growth and Income Portfolio — Class 3
01/31/04	7.17	0.06	3.11	3.17	(0.11)	—	(0.11)	10.23	44.35	14,408	1.50	(1)	0.65	(1)	108
01/31/05	10.23	0.03	1.59	1.62	(0.11)	—	(0.11)	11.74	16.00	37,465	1.48	(1)	0.31	(1)	67
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86

Global Equities Portfolio — Class 1
01/31/04	7.87	0.02	2.68	2.70	(0.02)	—	(0.02)	10.55	34.39	248,468	0.95	(1)	0.23	(1)	83
01/31/05	10.55	0.03	0.64	0.67	(0.03)	—	(0.03)	11.19	6.41	206,639	0.98	(1)	0.29	(1)	67
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115

Global Equities Portfolio — Class 2
01/31/04	7.85	0.01	2.66	2.67	(0.01)	—	(0.01)	10.51	34.04	13,903	1.10	(1)	0.06	(1)	83
01/31/05	10.51	0.02	0.64	0.66	(0.02)	—	(0.02)	11.15	6.30	11,951	1.13	(1)	0.14	(1)	67
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115

Global Equities Portfolio — Class 3
01/31/04	7.84	(0.01)	2.68	2.67	(0.01)	—	(0.01)	10.50	34.05	3,387	1.20	(1)	(0.14	)(1)	83
01/31/05	10.50	(0.01)	0.65	0.64	(0.01)	—	(0.01)	11.13	6.12	7,515	1.23	(1)	(0.05	)(1)	67
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

International Growth and Income Class 1	0.05%	0.02%	0.03%	0.01%	0.00%
International Growth and Income Class 2	0.05	0.02	0.03	0.01	0.00
International Growth and Income Class 3	0.05	0.02	0.03	0.01	0.00
Global Equities Class 1	0.03	0.03	0.02	—	—
Global Equities Class 2	0.03	0.03	0.02	—	—
Global Equities Class 3	0.03	0.02	0.02	—	—

(2)	The Portfolios performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends		Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	Dividends	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/04	$5.18	$0.07	$1.96	$2.03	$(0.28)	$—	$—	$(0.28)	$6.93	39.76%	$196,843	1.23%		1.13%		49%
01/31/05	6.93	0.06	0.83	0.89	(0.15)	—	—	(0.15)	7.67	13.10	183,649	1.25	(1)	0.86	(1)	25
01/31/06	7.67	0.12	1.71	1.83	(0.13)	—	—	(0.13)	9.37	24.08	190,263	1.11		1.42		19
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27

International Diversified Equities Portfolio Class 2
01/31/04	5.16	0.04	1.97	2.01	(0.27)	—	—	(0.27)	6.90	39.52	29,467	1.38		0.72		49
01/31/05	6.90	0.04	0.83	0.87	(0.14)	—	—	(0.14)	7.63	12.86	47,549	1.40	(1)	0.62	(1)	25
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27

International Diversified Equities Portfolio Class 3
01/31/04	5.16	0.01	1.99	2.00	(0.27)	—	—	(0.27)	6.89	39.29	39,947	1.48		0.11		49
01/31/05	6.89	0.03	0.84	0.87	(0.14)	—	—	(0.14)	7.62	12.79	106,732	1.50	(1)	0.41	(1)	25
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27

Emerging Markets Portfolio Class 1
01/31/04	6.05	0.10	3.59	3.69	—	—	—	—	9.74	60.99	104,999	1.66	(1)	1.27	(1)	112
01/31/05	9.74	0.09	1.83	1.92	(0.11)	—	—	(0.11)	11.55	19.92	110,010	1.60	(1)	0.89	(1)	76
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	—	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	—	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180

Emerging Markets Portfolio Class 2
01/31/04	6.05	0.09	3.57	3.66	—	—	—	—	9.71	60.50	8,278	1.80	(1)	1.03	(1)	112
01/31/05	9.71	0.07	1.84	1.91	(0.10)	—	—	(0.10)	11.52	19.84	13,989	1.75	(1)	0.72	(1)	76
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	—	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	—	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180

Emerging Markets Portfolio Class 3
01/31/04	6.05	0.05	3.61	3.66	—	—	—	—	9.71	60.50	3,533	1.90	(1)	0.54	(1)	112
01/31/05	9.71	0.06	1.83	1.89	(0.09)	—	—	(0.09)	11.51	19.63	12,899	1.85	(1)	0.57	(1)	76
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	—	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	—	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/04	1/05	1/06	1/07	1/08

International Diversified Equities Class 1	—%	0.00%	—%	—%	—%
International Diversified Equities Class 2	—	0.00	—	—	—
International Diversified Equities Class 3	—	0.00	—	—	—
Emerging Markets Class 1	0.11	0.03	0.10	0.06	0.02
Emerging Markets Class 2	0.11	0.03	0.10	0.06	0.02
Emerging Markets Class 3	0.11	0.03	0.09	0.05	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	return of	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	capital	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/04	$9.11	$0.03	$3.91	$3.94	$(0.01)	$—	$(0.10)	$(0.11)	$12.94	43.31%	$34,250	1.76	%(1)	0.26	%(1)	7%
01/31/05	12.94	0.16	1.75	1.91	(0.14)	—	(0.27)	(0.41)	14.44	14.77	58,040	1.34	(1)(2)	1.22	(1)(2)	13
01/31/06	14.44	0.25	2.27	2.52	—	—	(0.02)	(0.02)	16.94	17.50	68,774	1.16	(2)	1.61	(2)	8
01/31/07	16.94	0.37	3.41	3.78	(0.19)	—	(0.25)	(0.44)	20.28	22.56	78,103	1.07	(2)	2.06	(2)	13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	—	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(2)	2.29	(2)	16

Foreign Value Portfolio Class 3
01/31/04	9.11	0.00	3.93	3.93	0.00	—	(0.10)	(0.10)	12.94	43.18	63,404	1.76	(1)	0.00	(1)	7
01/31/05	12.94	0.12	1.79	1.91	(0.13)	—	(0.27)	(0.40)	14.45	14.74	190,704	1.43	(1)(2)	0.95	(1)(2)	13
01/31/06	14.45	0.21	2.29	2.50	—	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25	(2)	1.41	(2)	8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	—	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(2)	1.87	(2)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	—	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(2)	2.13	(2)	16

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/04	1/05	1/04	1/05

Foreign Value Class 2	1.54%	1.33%	0.48%	1.23%
Foreign Value Class 3	1.58	1.42	0.18	0.96

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Foreign Value Class 2	0.01%	0.01%	0.00%	0.00%
Foreign Value Class 3	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, Balanced Portfolio (formerly SunAmerica Balanced Portfolio), MFS Total Return Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio (formerly Federated American Leaders Portfolio), Davis Venture Value Portfolio, “Dogs” of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio (formerly Goldman Sachs Research Portfolio), MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio (formerly Putnam Growth: Voyager Portfolio), Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio (formerly MFS Mid-Cap Growth Portfolio), Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio (formerly Marsico Growth Portfolio), Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-one of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at January 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
March 28, 2008

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
January 31, 2008 (unaudited)

Approval of Advisory Contracts

At a meeting held on October 2, 2007, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. (“AIG SAAMCo”) and the Trust (the “Advisory Agreement”) and the continuation and amendment of the subadvisory agreements between AIG SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“Alliance”), Columbia Management Advisors, LLC (“CMA”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), FAF Advisors, Inc. (“FAF Advisors”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM Int’l”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management, Inc. (“Morgan Stanley”) and Templeton Investment Counsel, LLC (“Templeton”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

Also at the October 2nd meeting, the Board considered that the existing Subadvisory Agreement between AIG SAAMCo and Marsico would terminate upon the effective date of a change of control transaction in which Marsico is to be acquired from Bank of America, Inc. by Thomas Marsico. The closing of this transaction occurred on December 14, 2007, upon which the existing Subadvisory Agreement terminated and the new Subadvisory Agreement became effective. A representative from Marsico provided information and commentary on the change of control transaction.

At a special meeting held on January 11, 2008, the Board, including the Independent Trustees, approved a new Subadvisory Agreement between AIG SAAMCo and Pacific Investment Management Company, LLC (“PIMCO”) with respect to the Worldwide High Income Portfolio. The Board also approved an amendment to the Advisory Agreement that decreased the advisory fee rate payable to AIG SAAMCo with respect to the Worldwide High Income Portfolio. The Advisory Contracts with respect to the Portfolio will take effect on May 1, 2008.

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by AIG SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to AIG SAAMCo and the Subadvisers in connection with their management of the Trust’s Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by AIG SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of AIG SAAMCo and the Subadvisers and their affiliates; and (8) information regarding AIG SAAMCo’s and the Subadvisers’ compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of AIG SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and AIG SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio’s Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by AIG SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that AIG SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that AIG SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that AIG SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that AIG SAAMCo makes day-to-day investment decisions for the Aggressive Growth Portfolio, Blue Chip Growth Portfolio, “Dogs” of Wall Street Portfolio, and the High Yield Bond Portfolio.

With respect to the Subadvisers, the Board noted that they are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

With respect to the Worldwide High Income Portfolio, the Board noted that management’s recommendation to change the Portfolio’s investment objective and was not due to performance-related issues but because the Portfolio had experienced declining assets and lack of investor interest despite several initiatives to lower expenses and promote the Portfolio. Management reported that change of investment mandate to an intermediate-term fixed income portfolio and the lower fees are expected to successfully grow the Portfolio’s assets. It was noted that with the change of investment strategy, the Portfolio name will change to the Total Return Bond Portfolio.

The Board reviewed the qualifications, background and responsibilities of the AIG SAAMCo’s staff and each of the Subadviser’s staff who is or would be responsible for providing investment management services to the Portfolios. With respect to the change of control transaction involving Marsico, it was reported that the transaction would not result in any changes to Marsico’s ability to provide the same type and quality of services that it provided to the Portfolios prior to the close of the transaction. Further, it was noted that Marsico’s current investment staff responsible for managing the Portfolios would not change as a result of the transaction. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by AIG SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The Board also considered that the subadvisory fees are paid by AIG SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2007. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and each Subadviser’s performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

•	Aggressive Growth Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio’s actual advisory fees total expenses were below the median of its Expense Group but above the median of its Expense Universe. The Board also noted that the Portfolios’ total expenses were below the median of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Alliance Growth Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large-Cap Growth Index and was above the medians of its Performance Group for the three-year period, but that it trailed the Index and was below the medians for the one- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

•	Balanced Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the median of its Expense Group/Universe. The Board noted that the Portfolio’s subadvisory fees were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation-Growth Index and was below the median of its Performance Group/Universe and for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the subadviser change in 2005, and concluded that the Portfolio’s performance was being addressed.

•	Blue Chip Growth Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Groups/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large-Cap Core Index and was above the medians of its Performance Group/Universe for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and AIG SAAMCo’s portfolio manager change and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

•	Capital Growth Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. Management reported that it continued to waive 0.05% of its advisory fee. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. It was noted that the Subadvisory Agreement between AIG SAAMCo and Wells Capital was approved by the Portfolio’s shareholders at a special meeting of the shareholders held on April 5, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio’s actual advisory fees were slightly above the median of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Money Market Index and the medians of its Performance Group for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. The Board also noted that the Portfolio’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

•	Corporate Bond Portfolio (subadvised by Federated). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were at or below the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Davis Venture Value Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio’s. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and the median of its Performance Group for the three- and five-year periods but trailed the Index and was below the medians for the one-year period. The Board also considered that the Portfolio’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	“Dogs” of Wall Street Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio’s actual advisory fees were at or slightly above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe.

Management reported that the Performance Group was too small to provide an accurate measure of relative results and that Lipper had grouped the Portfolio with actively-managed multi-cap core funds that have very different investment objectives and strategies. Additionally, management noted that there is no adequate peer group/universe for comparable passively-managed strategies. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Emerging Markets Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees were at or above the median of its Expense Group/Universe and that is total expenses were below the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe. It was noted that the Boards approved a new Subadvisory Agreement with Putnam in May 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Emerging Market Fund Index and was above the median of its Performance Universe for the one-, three- and five-year periods. It additionally considered that the Portfolio’s performance was at or above the median of its Performance Group for the one- and three-year periods but below the median for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Equity Index Portfolio (subadvised by FAF Advisors). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Groups/Universe. Management reported that it continued to waive 0.05% of its advisory fee. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Group.

The Board considered that the Portfolio slightly underperformed the Lipper VUF S&P 500 Index and slightly trailed the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s relative performance and the slight spread between the best and worst performing stocks in the Performance Universe and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Equity Opportunities Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees were slightly below the median of its Expense Group but above the median of its Expense Universe. And its total expenses were below the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were below the median of its Subadvisory Expense Group/Universe. It was noted that the Subadvisory Agreement between AIG SAAMCo and OppenheimerFunds and the Advisory Agreement between SAST and AIG SAAMCo with respect to the Portfolio were approved by the Portfolio’s shareholders at a special meeting of the shareholders held on April 5, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the median of its Performance Universe for the one-year period but trailed the Index and was below the median for the three- and five-year periods. In addition, it noted that the Portfolio’s performance was below the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Foreign Value Portfolio (subadvised by Templeton). The Board considered that the Portfolio’s actual advisory fees were slightly above the median of its Expense Group/Universe and that its total expenses were at or below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were slightly above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Value Index for the one-year period but trailed the Index for the three-year period. The Board also considered that the Portfolio’s performance was at or above the medians of its Performance Group/Universe for the one- and three-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Fundamental Growth Portfolio (subadvised by Wells Capital). The Board considered that the Portfolio’s actual advisory fees were slightly above the median of its Expense Group and at the median of its Expense Universe and that its total expenses were slightly above the median of its Expense Group but below the median of its Expense Universe. It was noted that the Subadvisory Agreement between AIG SAAMCo and Wells Capital was approved by the Portfolio’s shareholders at a special meeting of the shareholders held on April 5, 2007.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Global Bond Portfolio (subadvised by GSAM-Intl.). The Board considered that the Portfolio’s actual advisory fees were at or above the median of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index and was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•	Global Equities Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were at or below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Core Index for the one-, three- and five-year periods and that its performance was above the medians of its Performance Group/Universe for the one- and three-year periods but below the medians for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Growth-Income Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s report of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately monitored.

•	Growth Opportunities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Growth Index for the one-year period but trailed the Index for the three- and five-year periods. In addition, it was noted that the Portfolio’s performance was at or below the median of its Performance Group for the one-, three- and five-year periods and was above the median of its Performance Universe for the one- and three-year periods but below the median for the five-year period. The Board took into account management’s report of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately monitored.

•	High-Yield Bond Portfolio (advised by AIG SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Index and was above the median of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	International Diversified Equities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s actual advisory fees were at or above the medians of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were slightly below the median of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was above the median of its Performance Group/Universe for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. The Board took into account management’s report of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	International Growth & Income Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. It was noted that the Boards approved a new Subadvisory Agreement with Putnam in May 2007.

The Board considered that the Portfolio outperformed the Lipper VUF International Value Index and was above the median of its Performance Group for the three-year period but trailed the Index and was below the median for the one- and five-year periods. In addition, the Board considered that the Portfolio’s performance was above the median of its Performance Universe for the one- and three-year periods but below the median for the five-year periods. The Board took into account management’s report of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Marsico Focused Growth Portfolio (subadvised by Marsico). The Board considered that the Portfolio’s actual total expenses were above the median of its Expense Group/Universe and that the Portfolio’s actual advisory fees were above the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and the median of its Performance Group/Universe for the three- and five-year periods but trailed the Index and was below the medians for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were slightly above the medians of its Expense Group/Universe and that its total expenses were at or below the medians of its Expense

Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly below the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index for the one- and three-year periods but slightly trailed the Index for the five-year period. The Board also considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-, three- and five year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	MFS Total Return Portfolio (subadvised by MFS). The Board considered that the Portfolio’s total expenses were above the median of its Expense Group but below the median of its Expense Universe and that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Mixed Asset Target Allocation-Moderate Index and was above the median of its Performance Universe for the one-, three- and five-year periods. In addition, it noted that its Performance was above the medians of its Performance Group for the one- and five-year periods but was slightly below the median for the three-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Mid-Cap Growth Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were slightly below the medians of its Subadvisor Expense Group/Universe. It was noted that the Subadvisory Agreement between AIG SAAMCo and JP Morgan and the Advisory Agreement between SAST and AIG SAAMCo with respect to the Portfolio were approved by the Portfolio’s shareholders at a special meeting of the shareholders held on April 5, 2007.

The Board considered that the Portfolio trailed Lipper VUF Mid Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Real Estate Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Real Estate Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Small & Mid Cap Value Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid Cap Value Index and was below the medians of its Performance Group/Universe for the one-, three- and five year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•	Small Company Value Portfolio (subadvised by Franklin). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Value Index and was above the medians of its Performance Group/Universe for the three- and five-year periods but trailed the Index and was below the medians for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Technology Portfolio (subadvised by CMA). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board also considered that AIG SAAMCo proposed the institution of an advisory fee waiver of 0.10% effective November 1, 2007.

The Board considered that the Portfolio trailed Lipper VUF Science & Technology Index and was below the median of its Performance Group/Universe for the one-, three-and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and the recent subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Telecom Utility Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe. It was noted that there were too few comparable funds with subadvisers to create a Lipper peer group/universe.

The Board considered that the Portfolio outperformed the Lipper VUF Utility Index and was above the median for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and the recent subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was being addressed.

•	Worldwide High Income Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Global Income Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. At the October 2, 2007 meeting, the Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

At the January 11, 2008 meeting, the Board considered that the change of investment strategy would result in the Portfolio being considered an “intermediate investment-grade debt fund.” The Board noted that with the investment strategy change management had proposed the reduction of the Portfolio’s advisory fee from 0.80% to 0.60%, which would place the Portfolio’s actual advisory fees at the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio’s total expenses would be above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory expenses would be at the medians of its Subadvisory Expense Group/Universe. The Board concluded that the proposed advisory and subadvisory fees were reasonable.

Also at the January 11, 2008 meeting and as part of the Board’s review of the new subadviser, the Board considered the investment team’s performance relative to its benchmark, the Lehman Brothers Aggregate Bond Index and its rankings in Lipper and Morningstar. It was noted that PIMCO’s team responsible for managing the Portfolio is the same team that manages the Subadviser’s “PIMCO Total Return Fund.” It was noted that the PIMCO Total Return Fund outperformed the benchmark and the medians of its Lipper and Morningstar categories (Intermediate Investment Grade Debt Category and Intermediate-Term Bond Category, respectively) for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Portfolio was not a factor in its decision to change the current subadviser, but noted that PIMCO’s performance with its proprietary fund was satisfactory

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that AIG SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between AIG SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from AIG SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG SACS to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that AIG SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale

The Board received information related to AIG SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between AIG SAAMCo and AIG SunAmerica Life Assurance Company (“ASLAC”) that provides that AIG SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that AIG SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein AIG SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to AIG SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by AIG SAAMCo out of the advisory fees that AIG SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of AIG SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of all Portfolios, except the Equity Index, “Dogs” of Wall Street, and the Marsico Focused Growth contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that AIG SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by AIG SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and AIG SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since AIG SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by AIG SAAMCo and the Subadvisers as discussed above. The Board considered that AIG SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of AIG SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that AIG SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

The Subadvisory Agreements were amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Portfolios can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.

The Board also considered the other terms and conditions of the Advisory Contracts. With respect to the new Subadvisory Agreement between AIG SAAMCo and Marsico, the Board considered that the terms of the new agreement were the same as the terms of the prior agreement that was in effect prior to the transaction.

Compliance

The Board reviewed AIG SAAMCo’s and each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that AIG SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on AIG SAAMCo’s or the Sub-advisers’ ability to provide services to the Trusts.

Conclusions

In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that AIG SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION

  The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
				in Fund
				Complex
Name,		Term of Office		Overseen
Address and	Position Held	and Length of	Principal Occupation(s)	by	Other Directorships
Date of Birth*	With Trust	Time Served(4)	During Past 5 Years	Trustee(1)	Held by Trustee(3)

Disinterested Trustees

Garrett F. Bouton DOB: October 19, 1944	Trustee	2007 – present	Retired (2003 – present); Managing Director and CEO, Barclays Global Investors (1996 – 2003)	59	Director, The LECG Company (since November 2006).

Carl D. Covitz DOB: March 31, 1939	Trustee	2001 – present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Arden Realty, Inc. (since 1995).

Jane Jelenko DOB: August 19, 1948	Trustee	2006 – present	Retired; Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint Inc. (formerly KPMG, LLP)	59	Director, Countrywide Bank (since 2003).

Gilbert T. Ray DOB: September 18, 1944	Trustee	2001 – present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney thereof (1972-2000)	59	Director, Advanced Auto Parts, Inc. (retail automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director, IHOP Corp. (since 2004); Director, Diamond Rock Hospitality (since 2005).

Allan L. Sher DOB: October 19, 1931	Trustee	1997 – present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America, Inc. (since 1997).

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001 – present	Former Dean and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, IndyMac Bancorp, Inc. (since 2005); Director, Move, Inc. (real estate agents and managers), (since 2003); Healthnet International, Inc. (business services) (since 2000).

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION — (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Interested Trustees

Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President, AIG SunAmerica Retirement Markets, Inc. (since 1996); Executive Vice President and Director, AIG Retirement Services, Inc.; President, AIG SunAmerica Life Assurance Co. (since 2002); Executive Vice President, First SunAmerica Life Insurance Co. (since 2006).	59	N/A

Officers
John T. Genoy* AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	Dec. 2007-Present	Chief Financial Officer, AIG SAAMCo (April 2002 to present); Senior Vice President, AIG SunAmerica (June 2003 to present); Chief Operating Officer, AIG SAAMCo (July 2006 to present).	N/A	N/A

Donna M. Handel AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, AIG SAAMCo (December 2004 to present); Vice President, AIG SAAMCo (1997 to December 2004).	N/A	N/A

Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, AIG SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present).	N/A	N/A

Cynthia A. Gibbons AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, AIG SAAMCo (August 2002-Present).	N/A	N/A

Gregory N. Bressler AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, AIG SAAMCo (June 2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002 to June 2004).	N/A	N/A

Gregory R. Kingston AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, AIG SAAMCo (2001 to Present).	N/A	N/A

Matthew J. Hackethal AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, AIG SAAMCo (November 2006 to Present); Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
*	On December 13, 2007, John T. Genoy was elected President and Chief Executive Officer of the Portfolios.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), AIG Series Trust (4 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. During the year ended January 31, 2008 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying
					% for the
					70%
					Dividends
	Total	Net Investment	Net Short-Term	Net Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

Cash Management Portfolio Class 1	$0.42	$0.42	$—	$—	—%
Cash Management Portfolio Class 2	0.40	0.40	—	—	—
Cash Management Portfolio Class 3	0.39	0.39	—	—	—
Corporate Bond Portfolio Class 1	0.48	0.48	—	—	1.20
Corporate Bond Portfolio Class 2	0.46	0.46	—	—	1.20
Corporate Bond Portfolio Class 3	0.45	0.45	—	—	1.20
Global Bond Portfolio Class 1	0.11	0.06	0.03	0.02	—
Global Bond Portfolio Class 2	0.10	0.05	0.03	0.02	—
Global Bond Portfolio Class 3	0.09	0.04	0.03	0.02	—
High-Yield Bond Portfolio Class 1	0.57	0.57	—	—	2.12
High-Yield Bond Portfolio Class 2	0.56	0.56	—	—	2.12
High-Yield Bond Portfolio Class 3	0.55	0.55	—	—	2.12
Worldwide High Income Portfolio Class 1	0.52	0.52	—	—	0.43
Worldwide High Income Portfolio Class 2	0.51	0.51	—	—	0.43
Worldwide High Income Portfolio Class 3	0.50	0.50	—	—	0.43
Balanced Portfolio Class 1	0.46	0.46	—	—	42.84
Balanced Portfolio Class 2	0.44	0.44	—	—	42.84
Balanced Portfolio Class 3	0.42	0.42	—	—	42.84
MFS Total Return Portfolio Class 1	1.36	0.49	0.10	0.77	38.85
MFS Total Return Portfolio Class 2	1.34	0.47	0.10	0.77	38.85
MFS Total Return Portfolio Class 3	1.32	0.45	0.10	0.77	38.85
Telecom Utility Portfolio Class 1	0.38	0.38	—	—	70.46
Telecom Utility Portfolio Class 2	0.36	0.36	—	—	70.46
Telecom Utility Portfolio Class 3	0.35	0.35	—	—	70.46
Equity Index Portfolio Class 1	0.20	0.20	—	—	100.00
Growth-Income Portfolio Class 1	0.28	0.28	—	—	100.00
Growth-Income Portfolio Class 2	0.24	0.24	—	—	100.00
Growth-Income Portfolio Class 3	0.21	0.21	—	—	100.00
Equity Opportunities Portfolio Class 1	2.31	0.35	0.34	1.62	63.58
Equity Opportunities Portfolio Class 2	2.28	0.32	0.34	1.62	63.58
Equity Opportunities Portfolio Class 3	2.26	0.30	0.34	1.62	63.58
Davis Venture Value Portfolio Class 1	1.85	0.31	—	1.54	100.00
Davis Venture Value Portfolio Class 2	1.80	0.26	—	1.54	100.00
Davis Venture Value Portfolio Class 3	1.77	0.23	—	1.54	100.00
“Dogs” of Wall Street Portfolio Class 1	1.03	0.31	0.20	0.52	76.83
“Dogs” of Wall Street Portfolio Class 2	1.01	0.29	0.20	0.52	76.83
“Dogs” of Wall Street Portfolio Class 3	1.00	0.28	0.20	0.52	76.83
Alliance Growth Portfolio Class 1	0.01	0.01	—	—	100.00
Alliance Growth Portfolio Class 2	—	—	—	—	—
Alliance Growth Portfolio Class 3	—	—	—	—	—
Capital Growth Portfolio Class 1	0.11	0.11	—	—	68.68
Capital Growth Portfolio Class 2	0.10	0.10	—	—	68.68

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) — (continued)

					Qualifying
					% for the
					70%
					Dividends
	Total	Net Investment	Net Short-Term	Net Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

Capital Growth Portfolio Class 3	$0.10	$0.10	$—	$—	68.68%
MFS Massachusetts Investors Trust Portfolio Class 1	0.18	0.18	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 2	0.16	0.16	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.14	0.14	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Blue Chip Growth Portfolio Class 2	0.02	0.02	—	—	100.00
Blue Chip Growth Portfolio Class 3	0.01	0.01	—	—	100.00
Real Estate Portfolio Class 1	3.90	0.34	0.18	3.38	5.56
Real Estate Portfolio Class 2	3.86	0.30	0.18	3.38	5.56
Real Estate Portfolio Class 3	3.84	0.28	0.18	3.38	5.56
Small Company Value Portfolio Class 1	0.23	—	0.01	0.22	100.00
Small Company Value Portfolio Class 3	0.23	—	0.01	0.22	100.00
Mid-Cap Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Mid-Cap Growth Portfolio Class 2	0.01	0.01	—	—	100.00
Mid-Cap Growth Portfolio Class 3	0.00	0.00	—	—	100.00
Aggressive Growth Portfolio Class 1	0.08	0.08	—	—	100.00
Aggressive Growth Portfolio Class 2	0.06	0.06	—	—	100.00
Aggressive Growth Portfolio Class 3	0.05	0.05	—	—	100.00
Growth Opportunities Portfolio Class 1	—	—	—	—	—
Growth Opportunities Portfolio Class 2	—	—	—	—	—
Growth Opportunities Portfolio Class 3	—	—	—	—	—
Marsico Focused Growth Portfolio Class 1	0.71	0.03	—	0.68	100.00
Marsico Focused Growth Portfolio Class 2	0.69	0.01	—	0.68	100.00
Marsico Focused Growth Portfolio Class 3	0.68	—	—	0.68	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 2	0.92	0.10	0.14	0.68	94.11
Small & Mid Cap Value Portfolio Class 3	0.90	0.08	0.14	0.68	94.11
International Growth and Income Portfolio Class 1	2.43	0.30	0.88	1.25	0.35
International Growth and Income Portfolio Class 2	2.40	0.27	0.88	1.25	0.35
International Growth and Income Portfolio Class 3	2.39	0.26	0.88	1.25	0.35
Global Equities Portfolio Class 1	0.22	0.22	—	—	64.43
Global Equities Portfolio Class 2	0.20	0.20	—	—	64.43
Global Equities Portfolio Class 3	0.18	0.18	—	—	64.43
International Diversified Portfolio Class 1	0.25	0.25	—	—	0.19
International Diversified Portfolio Class 2	0.24	0.24	—	—	0.19
International Diversified Portfolio Class 3	0.23	0.23	—	—	0.19
Emerging Markets Portfolio Class 1	3.16	0.41	1.54	1.21	0.28

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) — (continued)

					Qualifying
					% for the
					70%
					Dividends
	Total	Net Investment	Net Short-Term	Net Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

Emerging Markets Portfolio Class 2	$3.14	$0.39	$1.54	$1.21	0.28%
Emerging Markets Portfolio Class 3	3.12	0.37	1.54	1.21	0.28
Foreign Value Portfolio Class 2	1.04	0.40	0.06	0.58	—
Foreign Value Portfolio Class 3	1.02	0.38	0.06	0.58	—

*	Short-term capital gains are treated as ordinary income for tax purposes

The Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2008 were $56,417, $1,504,253, $287,603, $1,172,714, $970,352 and $1,708,046, respectively. The foreign source income information reporting is $3,085,884, $11,162,365, $4,287,451, $10,717,541, $6,642,306 and $12,866,472 respectively.

COMPARISONS: PORTFOLIOS VS. INDEXES

The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2008.

The following graphs and tables show the performance of the portfolios at the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Columbia Management Advisers, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/08
	Class 1*	Class 2*	Class 3*
1-year	4.35%	4.21%	4.12%
5-year	2.73%	2.56%	2.46%
10-year	3.41%	N/A	N/A
Since Inception	3.75%	2.34%	2.36%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.)

The Cash Management Portfolio — Class 1 shares returned 4.35% for the 12-month period ending January 31, 2008.

During the second half of the reporting period, pressures related to the subprime mortgage markets roiled the short term fixed income markets. Asset-backed commercial paper (ABCP) spreads remained stubbornly wide while issuers faced intense liquidity pressure. The market for structured investment vehicles (SIV) ground to a halt as issuers could not roll over their maturities. Some SIV’s were forced to sell assets in a challenging environment while several banks took steps to guarantee the debt of their sponsored programs.

Columbia Management Advisers, LLC

Cash Management Portfolio — Class 1 — (continued)

These disruptions have exacerbated liquidity and credit concerns. As a result of these concerns, many investors chose to build cash reserves and shorten the maturities of their holdings even as the Federal Open Market Committee reduced the federal funds target rate by 100 basis points in the fourth quarter of 2007, and by an additional 125 basis points in January 2008.

The performance results for the Portfolio suffered slightly during the period as liquidity was favored in an environment of illiquidity and declining interest rates. Such illiquidity was one of the factors that lead to the decrease in value of two holdings, one of which defaulted and the other was restructured, as described more fully in the notes to the Portfolio of Investments.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	6.46%	6.32%	6.23%
5-year	6.49%	6.33%	6.21%
10-year	5.54%	N/A	N/A
Since Inception	6.04%	6.47%	6.53%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index combines 75% of the Lehman Brothers U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Corporate Bond Portfolio Class 1 shares returned 6.46% for the 12-month period ended January 31, 2008 compared to 6.41% for Lehman Brothers U.S. Credit Index. Interest rates were fairly steady during the first half of the 12-month period, then fell precipitously in the second half. It was not a good year for corporate bond investors as corporate bonds returned much less than similar duration Treasuries. Furthermore, lower quality corporate bonds (non-investment grade) underperformed higher quality (investment grade) bonds.

One of the Portfolio’s investment strategies focuses on the duration or interest sensitivity of the total portfolio relative to the benchmark. The Portfolio’s effective duration averaged about 89% of the benchmark for the year as a whole. Duration management detracted from performance in the reporting period as the portfolio had lesser interest rate sensitivity than the benchmark during a period of falling interest rates.

Another Portfolio investment strategy focuses on the weighting of interest sensitivity along the various parts of the yield curve. On average for the past 12 months, the Portfolio was more overweighted towards the intermediate part of the yield curve. Yield curve management added to performance in the reporting period.

From a quality perspective, the Portfolio’s allocation to non-investment grade bonds hurt performance significantly, both on an absolute and a relative basis.

The Portfolio’s selection of individual securities made a positive contribution to overall results during the 12-month reporting period. Adding to performance relative to the benchmark were positions in BAE Systems, Boston University, and Raytheon. Positions in financials such as Blackrock, Archstone-Smith Property Trust, Lehman Bros, and Pacific Life also added to Portfolio performance. Other financials, such as positions in Capmark Financial, Capital One Trust Preferred, GMAC, and Washington Mutual had a negative impact overall results. Other names that dragged down performance included Sprint, and Pope and Talbot.

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	17.15%	17.07%	17.01%
5-year	6.10%	5.95%	5.85%
10-year	5.96%	N/A	N/A
Since Inception	6.64%	5.80%	5.98%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

During the twelve-month period ended January 31, 2008, the Global Bond Portfolio — Class 1 shares gained 17.15%, outperforming the 16.41% return for the JP Morgan Global Government Bond Index (unhedged).

The Portfolio’s duration strategy, which measures its sensitivity to changes in interest rates, contributed positively to performance over the review period. Our short duration bias in Japan, the U.S. and the UK benefited from strong macro economic data, which led to a global bond sell-off and rise in yields in the second quarter of 2007. Towards the end of 2007, management positioned the Portfolio with a long duration bias in the U.S. and UK that worked well as government bonds rallied and yields declined globally.

The Portfolio’s country strategy contributed positively to performance as our short Europe/long U.S. trade outperformed consistently over the review period. European government bonds underperformed U.S. government bonds as inflationary pressures in the Eurozone caused the European Central Bank to be concerned about inflation, while economic weakness in the U.S. saw the Federal Reserve Board cut interest rates towards the end of 2007.

The Portfolio’s currency strategy also contributed positively to excess returns. Our long positions in commodity producing country currencies like the Norwegian krone and Canadian dollar worked well as commodity prices increased over the review period. Short positions in the Japanese yen and the New Zealand dollar further added value during the reporting period.

AIG SunAmerica Asset Management Corp.

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–2.63%	–2.78%	–2.87%
5-year	12.94%	12.73%	12.62%
10-year	4.53%	N/A	N/A
Since Inception	6.44%	8.23%	13.55%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The High-Yield Bond Portfolio Class 1 shares returned –2.63% for the twelve-month period ending January 31, 2008, lagging its benchmark, the Merrill Lynch High Yield Master II Index, which returned –0.27%.

High-yield bonds underperformed Treasuries by wide margins during the reporting period. A deteriorating economic backdrop, coupled with subprime-related concerns triggered the deepest and longest sell-off in the high-yield bond market in five years. The market for new high-yield issues was exceptionally light over the second half of the year, as the credit crunch forced a number of companies to rework or cancel their deals.

Security selection was the primary contributor to the Portfolio’s underperformance versus the index during the reporting period. Exposure to iPCS Inc. within the telecom — wireless sector proved the largest detractor. To a lesser extent, holdings in Aleris International Inc and Rite Aid Corp. within the metals/mining, and food & drug retailers sectors, respectively, had a negative impact on Portfolio performance.

Industry selection was the primary positive contributor to results during the reporting period. The most notable sectors were health services and building & construction. An overweight position within the health services sector contributed to the Portfolio’s performance, as the sector outperformed relative to the index. In addition, an underweight position within the building & construction sector contributed to performance as this sector underperformed the overall index for the period. Notable positive contributors were holdings in Eldorado Resorts LLC and Atlas Air Worldwide within the gaming and transportation sectors, respectively.

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)

Worldwide High Income Portfolio — Class 1

Worldwide High Income Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	5.90%	5.77%	5.55%
5-year	11.06%	10.87%	10.74%
10-year	4.65%	N/A	N/A
Since Inception	7.84%	8.23%	11.59%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The Blended Index combines 50% of the First Boston High-Yield Bond Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

[2]	JP Morgan EMBI Global Index is a market weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

[3]	The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ended January 31, 2008, the Worldwide High Income Portfolio — Class 1 shares posted a return of 5.90%. During the same period, the First Boston High Yield Bond Index and J.P. Morgan EMBI Global Index returned –0.13% and 7.50%, respectively.

With regard to the U.S. high-yield portion of the Portfolio, we maintained a higher average credit quality than that of the benchmark, which proved beneficial as the risk-averse tone of the market in the latter half of the period led to higher-quality securities generally outperforming lower-quality securities for the overall period. We increased the Portfolio’s duration (a measure of interest-rate sensitivity) during the period, which was also beneficial given the decline in interest rates. Other positive contributors to performance included an overweight to health care, which was one of the top performing sectors for the period, as well as under-weights to financials and housing, which were among the worst performing sectors. The primary detractors from performance were holdings in mortgage-backed securities (MBS) and collateralized mortgage-backed securities (CMBS). The Portfolio was over-weighted in these sectors as neither is represented in the benchmark index.

The Portfolio’s emerging market debt (EMD) component was well served by its emphasis on local currency denominated securities, as many emerging market currencies rallied against the U.S. dollar. Strong security selection, coupled with an overweight to Mexico and an underweight to Uruguay-based debt proved the primary contributors to relative performance. Security selection in Turkish and Brazilian debt also benefited results. Conversely, relative performance was hindered by security selection and a relative overweight in Russian quasi-sovereign bonds, as well as an overweight to Argentine domestic bonds. Holdings in Indonesian debt also detracted from returns, due mainly to their relatively short duration, as did underweights to the debt of China, Malaysia, and Lebanon.

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	0.61%	0.47%	0.38%
5-year	7.55%	7.39%	7.30%
10-year	3.53%	N/A	N/A
Since Inception	5.92%	2.15%	6.36%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]	The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 0.61% for the 12-month period ending January 31, 2008, compared with a -2.31% decline in the S&P 500 broad market benchmark, a -2.45% fall in the Russell 1000 Index, a gain of 8.8% for the Lehman Brothers US Aggregate Bond index, and a 2.16% advance for the Blended Index of 30% S&P 500, 30% Russell 1000, and 40% Lehman U.S. Aggregate Bond Indices.

Credit-related stresses that emerged in the summer of 2007 prompted a re-pricing of risk and led to increased volatility in the financial markets for the remainder of the reporting period. Largely removed from the direct impact of the credit difficulties, emerging market equities outperformed developed markets significantly, posting double-digit gains. The U.S. Treasury yield curve steepened significantly, as the Federal Reserve reduced short-term interest rates in an attempt to boost economic growth.

The equity component of the Portfolio benefited from strong security selection in the industrial cyclical and basic materials sectors. Positions in Johnson Controls, Occidental Petroleum and Southern Copper were among the top contributors during the reporting period. However, issue selection in the capital markets, systems hardware and energy sectors detracted from performance. Exposure to select financial stocks, such as Lehman Brothers, Morgan Stanley, and Citigroup hampered results relative to the benchmark.

On the fixed income side of the Portfolio, duration management was a negative contributor. Both security selection and sector positioning held back relative returns. Positions in credit-sensitive sectors, such as high yield, emerging markets debt, corporate bonds, commercial mortgage-backed securities (CMBS), prepay-sensitive mortgages and asset-backed securities (ABS), were hurt in the flight to quality experienced during the reporting period. One of the largest detractors was our enhanced cash strategy, which uses short, high-quality securities in the ABS, MBS and corporate sectors. These floating-rate securities have been most harmed in the credit crisis.

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	0.43%	0.23%	0.12%
5-year	9.22%	9.08%	8.95%
10-year	7.69%	N/A	N/A
Since Inception	9.77%	5.88%	8.89%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

[2]	The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

[3]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Total Return Portfolio — Class 1 shares posted a return of 0.43%, compared to a decline of –2.31% for the S&P 500 index, and a gain of 8.8% for the Lehman Brothers US Aggregate Bond benchmark.

Within the equity portion of the portfolio, an over-weighted position and, to a lesser extent, security selection in the poor-performing financial services sector held back performance relative to the index. Insurance companies Genworth Financial and Conseco, mortgage lending firms Countrywide Financial and Freddie Mac (FHLMC), along with investment management and banking firm UBS were among the Portfolio’s top detractors.

Stock selection in the health care sector also had a negative impact on relative performance. Holdings of medical device maker Boston Scientific hurt results as the company’s stock performance trailed that of the benchmark. The Portfolio’s over-weighted position in the autos and housing sector dampened relative returns. Home improvement products maker Masco was among the portfolio’s top detractors.

Elsewhere, telecommunications equipment company Nortel Networks, department stores operator Macy’s, and paper products manufacturer AbitibiBowater also detracted from relative performance.

Within the fixed income portion of the Portfolio, our exposures to bonds in the financial sector and commercial mortgage-backed securities (CMBS) held back performance relative to the Lehman Brothers US Aggregate Bond Index as these securities suffered from the recent turmoil in the sub-prime mortgage market. Credit quality, particularly holdings of ”BBB” rated securities, detracted from performance as credit spreads widened over the reporting period.

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

The Portfolio benefited from a number of factors throughout the reporting period. Within the equity portion of the Portfolio, stock selection and an over-weighted position in the strong-performing energy sector boosted relative performance. Global integrated energy company Hess, and oil and gas producers, Anadarko Petroleum and Devon Energy, were all top contributors over the reporting period.

Stock selection in the utilities and communications and consumer staples sectors also aided relative returns. Within the consumer staples sector, tobacco company Altria was a contributor to relative returns, while no individual securities in the utilities and communications sector were among the top contributors.

Stocks in other sectors that bolstered results included package manufacturer Owens-Illinois, defense contractor Lockheed Martin, agricultural equipment manufacturer Deere & Co., and financial services firm Bank of New York Mellon. Not owning cable services provider Comcast for large part of the reporting period had a positive impact on relative performance as the company’s stock price generally declined during that period. Within the fixed income portion of the Portfolio, holdings of U.S. Treasury securities boosted relative returns as investors favored safer investments amid the credit market turmoil.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	11.38%	11.17%	11.12%
5-year	16.66%	16.46%	16.35%
10-year	3.99%	N/A	N/A
Since Inception	6.11%	5.56%	15.89%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

[3]	The S&P 500 Telecommunications Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a gain of 11.38% for the 12-month period ending January 31, 2008, compared to a return of -2.31% for the broad S&P 500 Index, a gain of 11.53% for the S&P Utilities benchmark, and a –2.05% decline for the S&P Telecommunications Services Index.

Strong stock selection in the electric power industry contributed to the Portfolio’s relative performance over the reporting period. Our holdings of power distributor Electropaulo Metropolitana, power and gas company E.ON, and electric utility company Iberdrola were among the Portfolio’s top contributors. An underweight in the poor performing utility holding company PG&E also helped.

Holdings within the wireless communications industry, also boosted relative performance over the reporting period. In particular, wireless telecommunications services provider Cellcom Israel delivered strong appreciation. Shares rose as Cellcom Israel reported higher-than-expected profit growth as the firm focused on cost controls to increase earnings in the highly competitive Israeli wireless market. Positions in wireless communications companies America Movil and Mobile TeleSystems were other standout performers in the industry.

Elsewhere, the Portfolio’s positions in telecommunications company Telefonica and natural gas pipelines operator Williams Companies provided strong relative performance.

Detractors over the reporting period included Exelon, PPL, and TXU. Underweighting Public Service Enterprise Group and FirstEnergy was another negative. Within the cable TV industry, cable services provider Comcast and media firm Time Warner weighed on performance.

Massachusetts Financial Services Company replaced Federated as the subadviser on the Portfolio effective May 1, 2007.

FAF Advisors, Inc.

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/08
Class 1*
1-year	–2.76%
5-year	11.43%
Since Inception	2.91%

*Inception date for Class 1: 12/14/98.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-months ended January 31, 2008 the Equity Index Portfolio — Class 1 shares posted a return of –2.76%, while the S&P 500 benchmark declined –2.31%.

As an indexed strategy the Equity Index Portfolio’s performance is dominated by the market return. By holding stock positions in very close correspondence to their index weights, the fund management successfully minimizes differential effects due to industries, styles and stock selection.

Standard & Poor’s regularly adjusts its S&P 500 Index to reflect companies’ issuance or buy-backs of shares, changes in insider holdings, and mergers and acquisition events that require changes to the list of 500 names in the index. The portfolio management uses computerized “risk management” software to spot all differences between the portfolio and its objective, and buy or sell shares that are cost-effective in minimizing performance variances between the portfolio and its objective. This strategy is expected to continue.

AllianceBernstein L.P.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–1.46%	–1.63%	–1.71%
5-year	10.81%	10.65%	10.54%
10-year	5.23%	N/A	N/A
Since Inception	9.60%	2.72%	9.78%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-months ended January 31, 2008, the Growth & Income Portfolio — Class 1 shares posted a return of –1.46%, outperforming the S&P 500 Index, which declined –2.31%.

After stellar returns in 2006, equity markets declined during the twelve months ending January 31, 2008, amid fears that turmoil in the credit markets would spill over into the real economy. Sector returns were diverse, with strong performance from energy, materials and utility stocks offset by weak returns from consumer discretionary and financial stocks. Many financial stocks suffered in the wake of anxiety radiating from rising delinquencies in US subprime mortgages.

Strong stock selection was the driver of Portfolio outperformance during the reporting period, led by holdings in the financial, health care, consumer discretionary and material sectors. As energy prices continued to push to new highs, Portfolio holdings in energy firms like Noble Energy and Schlumberger benefited. Another top performer was Apple, which rose on strong sales of its iPod and Macintosh computers.

Sector selection decisions detracted from performance during the period. An overweight allocation to the poor performing consumer discretionary sector detracted, as did an underweight position in the utilities, consumer staples, industrials and energy. Additionally, stock selection in the technology sector detracted from relative returns. Network service provider Sun Microsystems Inc., retailer Kohl’s Corp., and financial services firm Citigroup Inc. were among the weakest performers during the reporting period.

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–7.05%	–7.20%	–7.23%
5-year	10.67%	10.52%	10.40%
10-year	4.93%	N/A	N/A
Since Inception	7.39%	3.46%	10.60%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]	The S&P 500/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The S&P 500/Citigroup Value Index is unmanaged and market capitalization weighted.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares returned -7.05% over the 12-month reporting period ended January 31, 2008, compared with a decline of -2.31% for the S&P 500 Index, and a loss of -3.08% for the Russell 3000 benchmark.

The U.S. stock market, experienced a fundamental shift in investor sentiment when credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets. Smaller and riskier stocks underperformed larger, less volatile companies.

The Portfolio relies on the signals generated by quantitative models in order to construct a broadly diversified portfolio of stocks. Over the reporting period, management increased the Portfolio’s exposure to “mega-cap” companies, and lowered the allocation to mid-cap and micro-cap stocks. This helped relative Portfolio performance.

However, the Portfolio’s “bottom-up” security selection models proved to be less effective, particularly during the fourth quarter of 2007, as the credit and liquidity crisis caused investors to shun value-oriented shares. From an economic sector perspective, underweight positions in the utilities, consumer staples and materials sectors held back relative returns. A below-benchmark allocation to financial stocks helped the Portfolio, as financials were the worst performing sector during the reporting period.

OppenheimerFunds replaced Federated as the subadviser on the Portfolio as of May 1, 2007.

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–0.80%	–0.96%	–1.07%
5-year	14.73%	14.55%	14.44%
10-year	7.76%	N/A	N/A
Since Inception	12.45%	7.09%	14.35%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

During the twelve-month period ending January 31, 2008, the Davis Venture Value Portfolio — Class 1 shares posted a return of –0.80%, outperforming the –2.31% decline in the S&P 500 broad market benchmark.

With energy the top-performing sector of the Index, energy holdings proved to be the most important contributors to the Portfolio’s performance over the reporting period. The Portfolio’s energy companies out-performed the corresponding sector within the Index above-benchmark weighting in this sector further aided overall performance. ConocoPhillips, Occidental Petroleum, and China Coal Energy were among the top contributors to performance.

The Portfolio made a significant investment in consumer staple companies, which were the second most important contributors to performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index, with an above-benchmark allocation to this sector further boosting results. Altria and Costco were among the top contributors to performance.

The financial sector was the worst performing sector of the Index during the reporting period. While the Portfolio’s financial holdings out-performed the corresponding sector within the Index they still proved to be the largest detractors from performance. A higher relative average weighting in the financial sector detracted from both absolute and relative performance. Citigroup, Wachovia, American Express, Moody’s, and Ambac Financial were among the top detractors from performance.

The weak performance of the Portfolio’s consumer discretionary holdings, along with a higher relative average weighting in this sector further detracted from both absolute and relative performance. While Amazon.com was among the top contributors to performance within the consumer discretionary sector, Comcast and Harley Davidson were among the top detractors.

AIG SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–2.89%	–2.94%	–3.04%
5-year	10.48%	10.32%	10.21%
Since Inception	4.01%	6.21%	9.74%

*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of –2.89% for the 12-month reporting period ending January 31, 2008, compared to a return of –2.31% for the S&P 500 Index.

For many months, a combination of strong corporate earnings, steady interest rates, and a burgeoning merger & acquisitions market drove stocks higher. However, the final months of the fiscal period were extremely volatile as several factors converged. There were increasing concerns about slowing growth for the U.S. economy due to weakness in the housing and mortgage markets. In addition, inflation increasingly worried investors as energy prices soared to record levels.

Most major domestic equity indices trended lower during the fiscal year ended January 31, 2008, with growth stocks outperforming their value counterparts across the capitalization spectrum. In terms of S&P 500 industry groups, performance for the fiscal period was mixed. Energy, Materials and Utility groups were top-performers, posting gains of 22.31%, 15.24%, and 10.76%, respectively, while the Financials group was the worst performing sector, declining 19.44%.The Consumer Discretionary and Telecom Services groups posted declines of –13.80% and –2.12%, respectively.

The Portfolio is a quantitative fund that employs a disciplined investment strategy with up to 30 of the highest dividend yielding large-cap stocks selected quarterly from the Dow Jones Industrial Average and broader U.S. equity market. The Portfolio’s quantitative model seeks out high quality individual stocks, which pay above-market-average dividend yields and also meet a number of additional criteria, including market capitalization and independent ranking.

The Portfolio’s underweighted exposure to the Financials sector enhanced results. Overweighted positions in Materials, Consumer Staples and Industrials proved beneficial as well. Stock selection in Healthcare and Telecom Services further helped the Portfolio’s performance.

AIG SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1 — (continued)

On the other hand, security selection in the Financials, Industrials, Materials, and Consumer Discretionary sectors detracted from performance. An overweighted allocation to the Consumer Discretionary sector and having no exposure to the Energy and Utility groups also hindered results.

The top-performing individual stocks for the Portfolio during the reporting period included General Motors Corp., Merck & Co. Inc., Family Dollar Stores Inc., Emerson Electric Co., and Altria Group Inc. The primary individual stock detractors were Citigroup Inc., Gannett Co. Inc., D.R. Horton Inc., KB Home, and Avery Dennison Corp.

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	0.00%	–0.13%	–0.22%
5-year	10.93%	10.76%	10.65%
10-year	4.09%	N/A	N/A
Since Inception	10.01%	1.60%	8.96%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the twelve-month reporting period ending January 31, 2008, the Alliance Growth Portfolio — Class 1 shares posted a flat return, compared with a 0.5% return for the Russell 1000 Growth Index.

Strong stock selection in the underperforming health care sector contributed the most to Portfolio results. In addition, stock selection in the materials, industrials and the telecommunications sectors contributed to performance. Positions in Apple, Monsanto and Deere & Co. were the leading contributors to performance.

Both adverse stock selection and an overweighted position in the underperforming financial services sector detracted the most from the Portfolio’s relative performance. Weaker results from stock selection in the consumer discretionary sector was an additional detractor, while a modest underweight in the sector helped results. Positions in Comcast, Legg Mason and Kohls proved to be the leading detractors from performance.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	2.20%	2.10%	1.91%
5-year	12.66%	12.47%	12.34%
Since Inception	–0.91%	1.93%	12.39%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted an advance of 2.20%, which outperformed the -2.31% decline in the S&P 500 Index for the 12-month period ending January 31, 2008.

Mounting difficulties surrounding the sub-prime lending markets resulted in an especially volatile investment environment for equities.

Some of the Portfolio’s best performing holdings were in the materials and information technology sectors. Materials stocks posted solid gains, where the bulk of the returns stemmed from holdings in Monsanto Co., an agricultural company that helps farmers grow more crops by applying biotechnology and genomics to seeds and herbicides. Praxair, Inc., an industrial gases company with worldwide sales, also contributed positively to the Fund’s performance. It is also worth noting that the Portfolio was able to produce strong results from materials stocks despite its lack of exposure to the better-performing metals and mining companies, most of which do not fit our investment discipline.

A number of information technology stocks also aided performance, an area that may have been overlooked by investors in their rush to commodities stocks during the reporting period. A top contributor included Research in Motion Ltd., whose primary product line includes the popular Blackberry® used by thousands of individuals and corporations around the world. Google, Inc. also fared especially well due its ability to lock in a lion’s share of Internet advertising.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1 — (continued)

The Portfolio received disappointing absolute results from its financial stocks, including UBS AG and CB Richard Ellis Group. UBS fell sharply due to losses within its fixed-income trading business and other concerns. Commercial real estate services company CB Richard Ellis suffered due to investors’ concerns regarding the overall real estate markets.

Oppenheimer Capital replaced Goldman Sachs as the subadviser on the Portfolio effective May 1, 2007.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	2.84%	2.64%	2.56%
5-year	12.46%	12.30%	12.17%
10-year	4.72%	N/A	N/A
Since Inception	7.70%	4.24%	11.73%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-months ended January 31, 2008, the MFS Massachusetts Investors Trust Portfolio Class 1 shares posted a gain of 2.84%, compared to a decline of –2.31% for the S&P 500 benchmark.

Stock selection in the financial services sector contributed to the Portfolio’s performance relative to the S&P 500 Index during the reporting period. Financial services firm State Street was among the top relative contributors. Avoiding poor-performing financial services firm Citigroup was also a positive factor in this sector.

A combination of stock selection and an overweighted position in the consumer staples sector boosted relative performance. Exposure to Switzerland-based food company Nestle benefited relative results.

Security selection in the energy sector had a positive impact on relative returns. Standout performers in this sector included global integrated energy company Hess, oil, gas drilling equipment manufacturer National Oilwell Varco, and drilling rig operator GlobalSantaFe.

Stocks in other sectors that helped relative performance included data storage system provider EMC, athletic shoes and apparel manufacturer NIKE and defense contractor Lockheed Martin. Credit card transactions processor First Data, which was acquired by an affiliate of Kohlberg Kravis Roberts & Co. during the reporting period, was also a contributor to relative results.

Stock selection in the health care sector detracted from relative performance. Biotechnology firm Amgen was among the portfolio’s top detractors. Our positioning in pharmaceutical giant Merck also negatively affected relative returns.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Elsewhere, holdings of insurance and investment firm Genworth Financial and department stores operator Macy’s held back relative performance. Avoiding computer and personal electronics maker Apple for most of the reporting period hindered results as the Portfolio failed to capture the stock’s spectacular run up over the period. Underweighting strong-performing integrated oil and gas company Exxon Mobil, and not owning integrated energy company Chevron, also dampened returns relative to the benchmark.

Wells Capital Management, Inc.

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	0.06%	–0.06%	–0.12%
5-year	8.94%	8.79%	8.67%
10-year	1.73%	N/A	N/A
Since Inception	6.06%	0.06%	8.35%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of 0.06% for the 12-month reporting period ended January 31, 2008, compared to a 0.51% advance for the Russell 1000 Growth benchmark.

With increasing uncertainty on the direction of the U.S. economy and corporate earnings, the equity markets experienced significant volatility over the period. With this backdrop, growth stocks continued to gain favor, as investors placed a premium on companies that exhibited strong earnings growth in the face of a slowing profit environment. Unfortunately, January 2008 saw a sharp sell off in the equity markets as weak economic data released over the month eroded investor sentiment. The large cap growth equity segment offered the strongest results among U.S. stocks during the reporting period, outperforming value stocks across the large, mid and small cap market capitalization ranges. Specific to the Portfolio, an emphasis on companies with strong business fundamentals and sustainable earnings growth provided decent relative returns to the benchmark.

Sector allocations that had the most significant impact on the Portfolio were found in the consumer discretionary and telecommunication services sectors. Our underweight position in consumer discretionary provided decent relative returns for the portfolio, while and our overweight position in telecommunications detracted from returns.

Stock selection over the period provided solid relative gains for the Portfolio. Holdings within the industrials, health care and energy sectors made significant contributions to overall returns. Within industrials, notable performers included Deere & Co. and McDermott International Inc. Within health care, strong contributors included Gilead Sciences Inc. and Merck & Co Inc. Stock selection gains within the energy sector were mainly from our position in Transocean Inc.

Wells Capital Management, Inc.

Fundamental Growth Portfolio — Class 1 — (continued)

Stock selection in the consumer discretionary and technology sectors detracted from overall results. Poor performing consumer discretionary holdings included Marriott International Inc. and J.C. Penney Co Inc. In technology, meaningful detraction came from our positions in Intel Corp. and Cognizant Technology Solutions.

Wells Fargo Capital Management replaced Putnam Investments as subadviser for the Portfolio effective May 1, 2007.

AIG SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	1.86%	1.88%	1.80%
5-year	9.10%	8.93%	8.79%
10-year	N/A	N/A	N/A
Since Inception	–3.88%	0.02%	8.21%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Blue Chip Growth Portfolio — Class 1 shares gained 1.86% for the 12-month period ending January 31, 2008, outperforming the 0.51% return for the Russell 1000 Growth benchmark.

While the S&P 500 set a record high during the fiscal period, equity market conditions were highly volatile. For the twelve-month period, the Dow Jones Industrial Average, Russell 1000 Growth, S&P 500 and NASDAQ Composite returned 2.50%, 0.51%, -2.31%, and -3.01%, respectively. In terms of Russell 1000 Growth constituents, Materials and Energy were the top-performing sectors, advancing 31.57% and 22.70%, respectively. The Telecom Services and Consumer Discretionary groups were the principal laggards, declining -14.88% and -12.18%, respectively. Overall, growth outperformed the core and value styles during the reporting period.

During the first six months of the fiscal period, favorable macroeconomic factors greatly influenced market sentiment including steady profit growth and employment trends. Record merger & acquisitions announcements also propelled the equity markets higher. Simultaneously, core inflation, a key indicator monitored by the Federal Reserve, remained stable. The final six months of the fiscal period, however, were especially challenging due to continued weakness in the housing market. Furthermore, traditional inflationary indicators became worrisome as oil approached the $100 level and gold and agricultural commodity prices continued their upward trend. The Federal Reserve’s 50- basis point cut in the Federal Funds rate in September sparked a strong rally in the domestic equity market. However, concerns over the sub-prime mortgage crisis, record write-downs at major financial institutions, and an abrupt slowdown in economic activity continued to weigh on financial markets. The Federal Reserve responded by aggressively cutting interest rates and bringing the Federal Funds rate down to 3.00% by the end of January 2008.

AIG SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1 — (continued)

Several strategies contributed to the Portfolio’s outperformance relative to the Russell 1000 Growth benchmark during the fiscal period. Leading contributors included strong stock selection in the Healthcare, Industrials, Information Technology, Materials and Energy groups. Additionally, underweight exposure to the Consumer Discretionary group also proved beneficial.

On the other hand, the combination of overweight exposure and weak security selection in the Financial group hindered results. Utility, Materials and Energy underweights as well as security selection in the Consumer Discretionary group were further drags on performance during the 12-month reporting period.

Specific security selection was also a driver of returns. Investments in Monsanto Co., Apple Inc., Express Scripts Inc., Ametek Inc., and Medimmue bolstered returns. Some of principal detractors included NII Holdings, Comcast Corp. Cl A, Merrill Lynch & Co. Inc., Yahoo! Inc., and Amgen Inc.

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–20.98%	–21.13%	–21.17%
5-year	19.61%	19.44%	19.32%
10 Year	10.19%	N/A	N/A
Since Inception	11.11%	15.17%	17.86%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

During the twelve-month period ended January 31, 2008, the Real Estate Portfolio — Class 1 shares declined –20.98%, compared with a –23.78% loss for the Morgan Stanley REIT Index.

Office property Real Estate Investment Trust’s (REITs), the Portfolio’s largest sector exposure, detracted significantly from performance, as holdings in this sector under-performed the Index. SL Green Realty, Corporate Office Properties, Duke Realty, and Boston Properties were among the weakest performers.

The Portfolio also had large sector holdings in retail REITs and real estate management and development companies. Both of these sectors detracted from performance, as holdings underperformed the Index. Within the real estate management and development sector, Mitsubishi Estate, was among the top contributors to performance, while Forest City Enterprise, was among the largest detractors from performance. Two retail REITs, Kimco Realty, and Regency Centers, were among the most important detractors from performance.

The Portfolio’s two railroad holdings, Florida East Coast Industries and Burlington Northern Santa Fe, both made significant contributions to results. Toll Brothers, a homebuilder, also was a contributor to performance.

The Portfolio maintained a cash position over the reporting period, which benefited performance given the poor market for real estate companies.

The Portfolio had approximately 8% of its assets invested in foreign companies as of January 31, 2008. As a group, the foreign companies owned by the Portfolio underperformed the Index.

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 3*
1-year	–10.80%	–10.95%
5-year	16.45%	N/A
Since Inception	10.52%	3.47%

*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 200 companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of –10.80% for the 12-month reporting period ending January 31, 2008, outperforming the –14.76% decline for the Russell 2000 Value Index.

The energy sector was a top contributor to performance, as strong demand sustained higher prices for oil and alternative fuels such as coal. The Portfolio benefited from an overweight exposure to energy stocks, as well as strong issue selection in the sector. Portfolio energy holdings Atwood Oceanics, Bristow Group, Global Industries, Oil States International, and Peabody Energy were among the best performers. An above-benchmark allocation to stocks in the materials sector also contributed to overall performance. The Portfolio’s steel holdings posted strong results during the reporting period, led by Steel Dynamics, Reliance Steel & Aluminum, and United States Steel. An underweight allocation to financials, coupled with strong selection in the sector also helped results relative to the benchmark.

Some of the detractors during the reporting period included the exposure to homebuilders M/I Homes and M.D.C. Holdings, as home sales continued to weaken as a result of tight credit conditions. Select holdings in the financial sector, including Security Capital Assurance, PMI Group and Arbor Realty Trust, were affected by the effects of the subprime mortgage crisis, and detracted from results. Weak stock selection in the materials, industrials and healthcare sectors also had a detrimental impact on overall Portfolio performance.

J.P. Morgan Investment Management, Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	1.34%	1.23%	1.05%
5-year	11.66%	11.47%	11.38%
Since Inception	2.90%	–3.29%	11.80%

*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares gained 1.34% over the 12-month period ended January 31, 2008, outperforming the decline of -1.03% for the Russell Midcap Growth Index. Weakness in the U.S. housing market, higher energy and commodity prices, and sizable write-downs at major financial institutions contributed to investor fears of an eventual U.S. recession.

Stock selection in the consumer discretionary, information technology and healthcare sectors made significant contributions to overall results. Garmin Ltd., Varian Semiconductor, Cytyc Corp. were some of the top performing holdings. An overweight in the healthcare sector also helped relative results.

Sector selection decisions had a negative overall impact on Portfolio performance. Underweight exposure to the strong-performing sectors of materials and industrials, coupled with an overweight in telecommunications services, proved the biggest detractors. In addition, stock selection in the financial sector yielded poor results. Security Capital Assurance Ltd was one the worst performers during the reporting period. The financial guaranty insurer was negatively affected by a more than $2 billion capital shortfall needed to maintain a “AAA” credit rating to continue insuring bonds.

JP Morgan Investment Management replaced MFS as the subadviser on the Portfolio effective May 1, 2007.

AIG SunAmerica Asset Management Corp.

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–10.51%	–10.60%	–10.72%
5-year	11.76%	11.57%	11.48%
10-year	5.30%	N/A	N/A
Since Inception	5.73%	1.45%	10.34%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap Growth® Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

[2]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares declined -10.51% for the 12-month period ending January 31, 2008, compared to a loss of -1.03% for the Russell Mid Cap Growth benchmark.

During the first half of the reporting period several positive macroeconomic factors greatly influenced the investment environment including steady employment and solid profit growth trends. At the same time core inflation, a key indicator monitored by the Federal Reserve, remained stable. Record merger & acquisitions announcements also propelled the equity markets higher.

The second half of the reporting period, however, was especially challenging due to continued weakness in the housing market, combined with a significant rise in traditional inflationary indicators. Oil prices approached the $100 level, while gold and agricultural commodity prices also continued their upward trend. Fears of slowing consumer spending trends also began to weigh heavily on investor sentiment. Concerns over the sub-prime mortgage crisis, record write-downs at major financial institutions, and an abrupt slowdown in economic activity continued to weigh on financial markets. The Federal Reserve responded by aggressively cutting interest rates and bringing the Federal Funds rate down to 3.00% by the end of January 2008.

One of the leading contributors to overall Portfolio performance during the reporting period was security selection in the Information Technology group. Overweight exposure to the Healthcare group also helped performance, as did Telecom and Consumer Staples underweights. These gains were limited, however, by the combination of weak security selection and overweight exposure to the Financials sector. An Energy underweight further hindered performance.

AIG SunAmerica Asset Management Corp

Aggressive Growth Portfolio — Class 1 — (continued)

Individual securities positively impacting performance included Aspen Technology, Inc., Scientific Games Corp., SiRF Technology Holdings, Inc., TD Ameritrade Holdings Corp., and NeuStar, Inc.

The positions which detracted most significantly from Portfolio performance were E*Trade Financial Corporation, MoneyGram International, Inc., Integrated Device Technology, Inc., World Fuel Services Corporation, and Brookdale Senior Living Inc.

Morgan Stanley Investment Management, Inc. (dba Van Kampen)

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	6.93%	6.67%	6.54%
5-year	14.17%	14.00%	13.86%
Since Inception	–4.92%	0.94%	13.93%

*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Opportunities Portfolio Class 1 shares delivered a gain of 6.93% for the 12-month period ended January 31, 2008, outperforming its primary benchmark, the Russell 2000 Growth Index, which declined –4.55% during the reporting period.

Both stock and sector selection decisions turned out to be positive contributors to the Portfolio’s relative performance. Relative to the Russell 2000 Growth Index, the top contributing sectors were consumer discretionary, financial services, producer durables and health care. An underweight allocation in the consumer discretionary sector proved to be especially beneficial. Within the sector, areas of particular strength included retail, casinos and gaming, and advertising agencies. In the financial services sector, stock selection in financial information services, diversified financial services, and real estate investment trusts (REITs) was also an area of strength for the Portfolio. Security selection in the producer durables sector was a key contributor to relative returns, and helped mitigate the slightly negative influence of a small underweight allocation. Within the sector, investment in aerospace, production technology equipment, and industrial products significantly added to relative performance. An overweight allocation in health care, coupled with strong stock selection in the sector also proved beneficial to Portfolio performance.

Despite the positive performance for the one-year time period, there were a few areas of weakness for the Portfolio. Stock selection in the consumer staples sector, particularly in drug and grocery store chains, detracted from performance. Security selection in the autos and transportation sector also hindered relative returns, and overshadowed gains achieved through an underweight allocation. Additionally, underweight allocations in the technology and other energy sectors further dampened the Portfolio’s relative performance.

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–1.39%	–1.61%	–1.67%
5-year	12.86%	12.67%	12.59%
Since Inception	4.64%	6.74%	10.53%

*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares delivered a return of –1.39%, outperforming the –2.31% decline in the S&P 500 Index for the 12-month period ending January 31, 2008.

Sector selection had a negative effect on the Portfolio’s annual performance. The Portfolio’s overweighted posture in the weak-performing Consumer Discretionary sector hurt results. On average, the Portfolio was underweighted in the Energy sector, which was the strongest-performing sector for the benchmark index. This detracted from relative performance. Performance results were aided by maintaining an underweighted posture in the Financials sector, which emerged as the weakest area of investment in the benchmark index for the period.

Security selection was the primary positive contributor to the Portfolio’s relative performance. Stock selection in the Energy sector, such as Petroleo Brasileiro S.A. and Schlumberger Ltd., helped returns. While the Portfolio’s holdings in the Financials sector combined for a slight loss in absolute terms, the sector return was significantly stronger than that of the benchmark index, thereby contributing materially to relative outperformance. A specific position in the Materials sector, Monsanto Co., and certain Information Technology holdings, including Apple Inc., were strong performers for the Portfolio in the period. Consumer Services positions, such as Wynn Resorts Ltd., MGM Mirage, and McDonald’s Corp., were among the largest individual contributors. Health Care holdings, including Genentech Inc. and UnitedHealth Group Inc., were material detractors in the annual period.

Columbia Management Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	1.12%	0.75%	0.75%
5-year	8.81%	8.57%	8.49%
Since Inception	–15.75%	–5.95%	11.15%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks.

[2]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares advanced 1.12% for the 12-month period ending January 31, 2008, out-performing the Merrill Lynch 100 Technology Index and NASDAQ Composite Index returns of -3.77% and -2.19%, respectively.

Volatility increased in the second half of the reporting period, as investors became increasingly concerned about the slowing pace of the economic expansion and the ramifications of the subprime mortgage crisis. In this environment, technology stocks finished in negative territory, partially because some investors became concerned that a broad economic slowdown would lead to a slowdown in corporate technology spending.

In the face of this challenging market, the Portfolio outperformed the benchmark due to strong stock selection and industry positioning. From an industry perspective, an underweight position in the poor performing semiconductors and semi-equipment industry helped drive relative outperformance. The Portfolio was underweight this industry because semiconductor companies have historically underperformed when technology spending slows.

One of the strongest areas for the Portfolio from a stock selection perspective was communications equipment. A notable performer from this industry was Nokia, a company that continues to execute well through sound inventory management practices and product differentiation. An investment in Research in Motion also performed well on the heels of strong subscriber growth.

Stock selection also proved positive in the computers and peripherals industry, driven by Apple Computer. Apple benefited not only from strong sales of the iPod, but also the sales of Apple personal computers and laptops. The Portfolio subsequently sold its position in Apple in January as research showed that the company’s iPod business was maturing and that a consumer spending slowdown was having a negative impact on their computer business.

Columbia Management Advisors, LLC

Technology Portfolio — Class 1 — (continued)

One industry where stock selection modestly held back returns was the electronic equipment and instruments industry. Within this industry relative returns were hampered by the Portfolio’s investment in Mellanox Technologies. Shares of Mellanox fell as some investors became nervous about the potential for increased competition.

Columbia Management replaced Morgan Stanley Investment Management as the subadviser for the Portfolio effective May 1, 2007.

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/08
	Class 2*	Class 3*
1-year	–3.61%	–3.76%
5-year	14.51%	14.39%
Since Inception	12.82%	14.85%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500tm Index represents the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 17% of the total market capitalization of the Russell 3000® Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of –3.61% for the 12-month period ending January 31, 2008, outperforming the –7.3% decline for in the Russell 2500 benchmark.

After five-years of stronger earnings growth for small-cap stocks, in 2007 small-caps’ earnings growth suffered a sharp compression and ended the year at or below growth rates for larger stocks. This shift caused investors to question the high multiples that they had awarded those smaller stocks. Not surprisingly, in this environment larger companies outperformed smaller ones and growth outperformed value. Our research had identified these distortions in the smaller cap markets over the past several years and accordingly our Portfolio has become increasingly biased towards larger, higher quality stocks. These types of companies benefited as investor skepticism over smaller riskier companies developed throughout the reporting period. 2007 also saw a renewal of volatility as investors became increasingly uncertain about the size and scope of the subprime contagion and stocks with perceived exposure to housing or consumer spending were sharply marked down. Sectors with perceived safety such as consumer staples and utilities outperformed while more economically sensitive sectors such as transports or consumer cyclicals underperformed.

The Portfolio benefited from strong stock selection in the consumer staples, industrial resources and utilities sectors, which proved to be the leading contributors to performance. Holdings in industrial resources benefited from high exposure to international markets. A number of utility stocks continued to benefit from increases in the replacement cost for assets used to generate electric power. Overweighted positions in capital equipment and industrial resources were also strong drivers of performance. An underweight allocation to names in the consumer cyclical sector also helped results. Specific stocks that contributed to performance include Owens-Illinois, SPX Corp, AGCO, Celanese and Commscope.

The biggest detractor from performance for the year was our stock selection in the consumer growth sector, where our holdings were impacted by investor fears over the impact of a slowdown in consumer spending. An underweight position in the energy sector was also a detractor from performance. Specific stocks that underperformed include Avis Budget, Radian Group, Central Pacific Financial, Ikon Office Solution and Quebecor.

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–4.80%	–4.98%	–5.05%
5-year	19.16%	18.97%	18.85%
10-year	7.09%	N/A	N/A
Since Inception	7.24%	8.65%	17.28%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The S&P/Citigroup World ex-US Value Primary Markets Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Growth & Income Portfolio — Class 1 shares posted a decline of –4.80% for the 12-month period ending January 31, 2008, compared to a return of 2.38% for the S&P/Citigroup World ex-US Value Primary Markets Index.

International equities advanced in the early months, but gave up much of their gain in the last three months of the reporting period, as investors became increasingly concerned about the subprime mortgage crisis in the U.S. and a potential global economic slowdown.

Stock selection detracted from relative Portfolio returns during the year. Positions in the consumer cyclicals sector were leading detractors, including an underweight to Daimler and overweight positions in Praktiker, Mecom and Onward Holdings. Within financials overweight positions in Barclays, Northern Rock, Orix and Credit Suisse Group detracted from results. Within the basic materials sector, strong contributions to returns from overweights to Alcan and BASF were not enough to offset the negative impact from on overweight to Boliden. An overweight allocation to energy names, coupled with strong stock selection within the sector helped returns. Notable contribution over the reporting period came from overweight positions in Petroleo Brasileiro and China Petroleum & Chemical. Although stock selection was negative overall, the Portfolio benefited from overweight positions in a number of stocks, including Jeronimo Martins, Nokia, E.ON, Samsung Corporation and Samsung Electronics.

Sector allocation decisions detracted from relative returns. Underweight exposure to communication services names, particularly underweight positions in Vodafone Group and France Telecom, had the largest negative impact. An underweight to financials, coupled with an overweight to basic materials helped returns.

From a country allocation perspective, underweight positions to companies in Hong Kong and Canada detracted, while overweight positions in Germany and China bolstered performance.

J.P. Morgan Investment Management, Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	–0.18%	–0.30%	–0.44%
5-year	16.45%	16.27%	16.15%
10-year	4.88%	N/A	N/A
Since Inception	7.63%	5.91%	15.27%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month reporting period ended January 31, 2008, the Global Equities Portfolio — Class 1 shares posted a return of –0.18%, compared to a –0.47% decline for the MSCI World benchmark.

Global equity markets declined slightly, during the reporting period. Among major markets, Japan was the worst performer. The Asia-Pacific region, on the other hand, posted a solid gain, while. Continental Europe also posted a positive, but more modest return. Emerging markets outpaced their developed counterparts by a wide margin, gaining over 20%. The largest component in the benchmark, the U.S., posted a modest decline of about –2%.

Traditionally defensive sectors, such as consumer staples, telecommunications and utilities, posted gains. Financials were the worst performing sector in the benchmark, declining almost –15%.

In this environment, the Portfolio benefited from exposure to emerging market equities. North America-based holdings outperformed the index and contributed to Portfolio performance. However, holdings in the U.K. and Europe ex-U.K. detracted from relative returns. From a sector perspective, positive contributions came from a wide variety of sources, with materials and energy having the greatest impact. Holdings in financials and utilities also weighed on relative performance during the reporting period.

In style terms, an overweight in growth proved beneficial, while the value exposure was a modest detractor. The Portfolio continued to have a multi-cap exposure, with stocks showing both growth and value characteristics.

Morgan Stanley Investment Management, Inc. (dba Van Kampen)

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	3.95%	3.76%	3.59%
5-year	18.97%	18.82%	18.70%
10-year	3.64%	N/A	N/A
Since Inception	4.72%	6.12%	16.06%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Diversified Equities Portfolio — Class 1 shares gained 3.95% for the 12-month period ending January 31, 2008, outperforming the 0.22% advance in the MSCI EAFE benchmark.

International equities, as represented by the MSCI EAFE Index (the “Index”), suffered three significant drops in the year ended January 31, 2008. The first drop occurred in January to February 2007, when international equities lost roughly 7% from peak to trough, and then declined again about 13% in the July to August sell-off. The most dramatic of the three declines was from the high of this fiscal period on October 31 to the low of this fiscal period on January 23, 2008, when the Index fell nearly 20%. Similar to last year, local currencies buoyed the equity returns for U.S. dollar-based investors: The Euro gained 8%, the Japanese yen appreciated 11.8% and the U.K. pound sterling rose 11%.

Over the course of this 12-month period global economic data grew more fragile. The contours of the U.S. slowdown remain uncertain. Economic data from the rest of the world is slowing but is still mixed. Most data remains above recessionary levels but none of the major economies would be immune from a U.S. recession or another round of credit woes.

Overweight positions in Germany and emerging markets all contributed positively to the Portfolio’s performance during the reporting period. The Portfolio held an above-benchmark allocation in Japan until July, which was a net detractor from performance, as was the underweight positions in Finland and Australia. From a sector allocation perspective, an underweight position in the weak-performing financial sector added significantly to relative results. Overweights in the energy and materials sectors also boosted Portfolio performance, while underweights in utilities and consumer staples had a negative impact on overall results.

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/08
	Class 1*	Class 2*	Class 3*
1-year	23.01%	22.77%	22.69%
5-year	33.91%	33.73%	33.60%
10-year	13.66%	N/A	N/A
Since Inception	10.02%	23.41%	32.59%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ended January 31, 2008 the Emerging Markets Equity Portfolio — Class 1 shares returned 23.01% compared with a return of 23.66% for the MSCI Emerging Market Free Index. Relative strength in the index was seen in the capital goods, energy, and communication services sectors.

Stock selection within the Emerging Markets Equity portfolio was weakest in the utility, financial and consumer cyclicals sectors. This impact was partially offset by favorable results from holdings in basic materials, technology and transportation.

Positions in several utility companies , including an overweight to First Philippine Holding were among the top detractors. While an underweight allocation in financials was beneficial to returns, exposure to Immoeast AG and Globe Trade Centre detracted significantly. Within consumer cyclicals, an underweight allocation helped performance, combined with exposure to Weiqiao Textile and Lewis Group had a negative impact.

Some of the contributors to performance during the reporting period included an underweight position to Sberbank, coupled with an overweight exposure to Hyundai Steel Within the transportation sector, overweight positions to Air Arabia and Pacific Basin Shipping also had a positive impact.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/08
	Class 2*	Class 3*
1-year	3.73%	3.60%
5-year	19.72%	19.62%
Since Inception	15.85%	18.09%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2008, the Foreign Value Portfolio — Class 2 shares advanced 3.73%, outperforming the 0.22% return for the MSCI EAFE benchmark.

During the reporting period, most global equity markets benefited from generally solid economic growth despite increasing concerns about slower growth and declining asset quality. Difficulties assessing risk and the value of collateral in the structured finance industry contributed to declining risk appetite among lenders and investors. The private equity industry helped boost merger and acquisition activity in the first half of the reporting period and was an important driver of equity market performance. However, as liquidity dried, deal activity slowed significantly, hurting equity markets. U.S. dollar weakness versus most major foreign currencies enhanced equity returns for U.S. investors holding stocks denominated in other currencies.

The Portfolio benefited from an over-weighted allocation to telecommunication services, combined with strong stock selection in the sector. Strong performers in this sector included France Telecom, Spanish company Telefonica and Canada-based BCE Inc.. An underweighted allocation and strong issue selection in the poor-performing financials sector also helped relative returns. Notable sector contributors included Chinese and Hong Kong real estate management, and development companies Cheung Kong (Holdings) and Swire Pacific. European insurance company Muenchener Rueckversicherungs-Gesellschaft also aided returns.

Some of the detractors during the reporting period included an underweight position in the strong-performing materials stocks, combined with weak stock selection in the sector. Our lack of exposure to the metals and mining industry and our position in Finnish paper and forest products company UPM-Kymmene also hurt relative performance.

From a country perspective , the Portfolio’s largest contribution to relative return came from its underweighted allocation to and stock selection in Japan. In particular, Nintendo performed well and helped relative performance. Stock selection in Denmark also supported performance, largely due to strong results from the investment in Vestas Wind Systems. Conversely, relative performance was hurt by an underweight allocation to Australian equities. Weak stock selection in Australia and Finland also hampered overall results.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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1 SunAmerica Center Los Angeles, California 90067-6022 CHANGE SERVICE REQUESTED	Presorted Standard U.S. Postage Paid Towne, Inc.

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

R-1411AR.4(R 3/08)

Item 2.	Code of Ethics.
SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko, and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher, Ms. Jelenko, and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2008	2007
(a) Audit Fees	$801,297	$751,238
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$151,032	$143,871
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2008	2007
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate fees billed for the most recent fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $151,032 and $143,871, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: April 9, 2008